UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03980

Morgan Stanley Institutional Fund Trust

(Exact Name of Registrant as Specified in Charter)

1585 Broadway, New York, New York 10036

(Address of Principal Executive Offices)

John H. Gernon

1585 Broadway, New York, New York 10036

(Name and Address of Agent for Services)

(212) 762-1886

(Registrant’s Telephone Number)

September 30,

Date of Fiscal Year End

September 30, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)	The Report to shareholders is attached herewith.

TABLE OF CONTENTS

Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio Class A - MIGAX

Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio Class C - MSBOX

Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio Class I - MPFDX

Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio Class L - MGILX

Morgan Stanley Institutional Fund Trust - Discovery Portfolio Class A - MACGX

Morgan Stanley Institutional Fund Trust - Discovery Portfolio Class C - MSMFX

Morgan Stanley Institutional Fund Trust - Discovery Portfolio Class I - MPEGX

Morgan Stanley Institutional Fund Trust - Discovery Portfolio Class L - MSKLX

Morgan Stanley Institutional Fund Trust - Discovery Portfolio Class R6 - MMCGX

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio Class A - MBAAX

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio Class C - MSSOX

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio Class I - MPBAX

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio Class L - MSDLX

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio Class R6 - MGPOX

Morgan Stanley Institutional Fund Trust - High Yield Portfolio Class A - MSYPX

Morgan Stanley Institutional Fund Trust - High Yield Portfolio Class C - MSHDX

Morgan Stanley Institutional Fund Trust - High Yield Portfolio Class I - MSYIX

Morgan Stanley Institutional Fund Trust - High Yield Portfolio Class IR - MRHYX

Morgan Stanley Institutional Fund Trust - High Yield Portfolio Class L - MSYLX

Morgan Stanley Institutional Fund Trust - High Yield Portfolio Class R6 - MSHYX

Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio Class A - MUAIX

Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio Institutional Class - MUIIX

Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio Class IR - MULSX

Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio

Class A MIGAX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.96%

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the Bloomberg U.S. Corporate Index:

↓ Underweight to investment grade capital goods and technology, as spreads tightened.

↑The portfolio’s overall investment grade credit positioning, which benefited from spreads tightening.

↑ Overweight to high yield corporate bonds benefited as spreads tightened, particularly the overweight to financial institutions and industrials.

↑ Overweight to investment grade financial institutions, specifically banking and insurance.

↑ Overweight to certain subsectors and security selection within investment grade industrials, specifically energy and communications.

↑ Overweight to investment grade utilities, specifically the electric sector.

↑ The portfolio’s duration exposure contributed slightly.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with maximum sales charge	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate Index
9/15	$9,678	$10,000	$10,000
10/15	$9,785	$10,032	$10,042
11/15	$9,749	$9,995	$10,020
12/15	$9,624	$9,945	$9,942
1/16	$9,561	$10,055	$9,977
2/16	$9,615	$10,127	$10,058
3/16	$10,478	$10,251	$10,337
4/16	$10,662	$10,321	$10,478
5/16	$10,653	$10,329	$10,470
6/16	$10,863	$10,511	$10,706
7/16	$11,041	$10,597	$10,862
8/16	$11,087	$10,609	$10,883
9/16	$11,363	$10,611	$10,856
10/16	$11,273	$10,541	$10,768
11/16	$10,976	$10,304	$10,479
12/16	$11,044	$10,334	$10,549
1/17	$11,118	$10,371	$10,582
2/17	$11,240	$10,451	$10,703
3/17	$11,212	$10,447	$10,678
4/17	$11,323	$10,534	$10,792
5/17	$11,445	$10,615	$10,916
6/17	$11,502	$10,606	$10,950
7/17	$11,595	$10,659	$11,030
8/17	$11,670	$10,751	$11,116
9/17	$11,651	$10,713	$11,096
10/17	$11,689	$10,726	$11,141
11/17	$11,660	$10,710	$11,125
12/17	$11,764	$10,757	$11,226
1/18	$11,668	$10,654	$11,119
2/18	$11,457	$10,553	$10,939
3/18	$11,467	$10,606	$10,966
4/18	$11,349	$10,535	$10,864
5/18	$11,397	$10,592	$10,923
6/18	$11,310	$10,577	$10,859
7/18	$11,434	$10,599	$10,950
8/18	$11,463	$10,651	$11,004
9/18	$11,434	$10,606	$10,964
10/18	$11,240	$10,517	$10,804
11/18	$11,172	$10,564	$10,786
12/18	$11,270	$10,730	$10,945
1/19	$11,565	$10,878	$11,202
2/19	$11,624	$10,889	$11,227
3/19	$11,909	$11,086	$11,508
4/19	$12,010	$11,102	$11,570
5/19	$12,149	$11,272	$11,736
6/19	$12,466	$11,431	$12,023
7/19	$12,558	$11,465	$12,090
8/19	$12,927	$11,725	$12,471
9/19	$12,834	$11,674	$12,389
10/19	$12,911	$11,712	$12,465
11/19	$12,949	$11,709	$12,496
12/19	$13,005	$11,727	$12,536
1/20	$13,299	$11,937	$12,830
2/20	$13,428	$12,116	$13,002
3/20	$12,389	$11,879	$12,080
4/20	$13,054	$12,117	$12,714
5/20	$13,312	$12,230	$12,913
6/20	$13,621	$12,332	$13,166
7/20	$14,062	$12,549	$13,594
8/20	$13,887	$12,477	$13,406
9/20	$13,846	$12,454	$13,368
10/20	$13,814	$12,410	$13,344
11/20	$14,234	$12,572	$13,716
12/20	$14,306	$12,615	$13,775
1/21	$14,103	$12,536	$13,599
2/21	$13,856	$12,374	$13,364
3/21	$13,609	$12,230	$13,135
4/21	$13,726	$12,333	$13,281
5/21	$13,800	$12,380	$13,383
6/21	$14,057	$12,470	$13,601
7/21	$14,228	$12,595	$13,787
8/21	$14,170	$12,587	$13,745
9/21	$14,015	$12,479	$13,601
10/21	$14,054	$12,469	$13,634
11/21	$14,019	$12,484	$13,643
12/21	$13,998	$12,476	$13,632
1/22	$13,552	$12,202	$13,173
2/22	$13,258	$12,036	$12,910
3/22	$12,934	$11,713	$12,584
4/22	$12,215	$11,276	$11,896
5/22	$12,271	$11,338	$12,007
6/22	$11,880	$11,112	$11,671
7/22	$12,277	$11,391	$12,049
8/22	$11,917	$11,095	$11,695
9/22	$11,289	$10,617	$11,081
10/22	$11,148	$10,500	$10,966
11/22	$11,707	$10,892	$11,534
12/22	$11,686	$10,855	$11,483
1/23	$12,179	$11,192	$11,943
2/23	$11,835	$10,917	$11,563
3/23	$12,117	$11,173	$11,885
4/23	$12,215	$11,241	$11,976
5/23	$12,059	$11,124	$11,803
6/23	$12,136	$11,107	$11,852
7/23	$12,191	$11,118	$11,892
8/23	$12,094	$11,051	$11,800
9/23	$11,761	$10,788	$11,485
10/23	$11,522	$10,625	$11,270
11/23	$12,222	$11,104	$11,944
12/23	$12,819	$11,525	$12,462
1/24	$12,819	$11,497	$12,440
2/24	$12,648	$11,360	$12,253
3/24	$12,827	$11,471	$12,412
4/24	$12,510	$11,203	$12,096
5/24	$12,751	$11,389	$12,322
6/24	$12,846	$11,493	$12,401
7/24	$13,140	$11,754	$12,696
8/24	$13,352	$11,927	$12,896
9/24	$13,565	$12,090	$13,125
10/24	$13,232	$11,816	$12,806
11/24	$13,394	$11,940	$12,978
12/24	$13,129	$11,760	$12,726
1/25	$13,204	$11,831	$12,797
2/25	$13,477	$12,075	$13,058
3/25	$13,426	$12,073	$13,020
4/25	$13,387	$12,115	$13,016
5/25	$13,400	$12,054	$13,014
6/25	$13,669	$12,242	$13,257
7/25	$13,681	$12,224	$13,266
8/25	$13,806	$12,371	$13,400
9/25	$14,023	$12,502	$13,602

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	3.37%	0.25%	3.78%
Class A, with 3.25% maximum front end sales charge	(0.01)%	(0.40)%	3.44%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg U.S. Corporate Index	3.63%	0.35%	3.12%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$130,916,031
# of Portfolio Holdings	274
Portfolio Turnover Rate	117%
Total Advisory Fees Paid	$140,204

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Sovereign	0.2%
Short-Term Investments	2.8%
Corporate Bonds	97.0%

Credit Quality (% of net assets)Footnote Referencea

AAA
0.4%
AA
10.5%
A
37.5%
BBB
48.6%
BB
1.7%
B
0.3%
CCC
0.3%
Cash and Equivalents
0.7%

Value	Value
Cash and Equivalents	0.7%
CCC	0.3%
B	0.3%
BB	1.7%
BBB	48.6%
A	37.5%
AA	10.5%
AAA	0.4%
Footnote	Description
Footnote[a]	Security ratings disclosed is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

MIGAX -TSR-AR

Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio

Class C MSBOX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$177	1.75%

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the Bloomberg U.S. Corporate Index:

↓ Underweight to investment grade capital goods and technology, as spreads tightened.

↑The portfolio’s overall investment grade credit positioning, which benefited from spreads tightening.

↑ Overweight to high yield corporate bonds benefited as spreads tightened, particularly the overweight to financial institutions and industrials.

↑ Overweight to investment grade financial institutions, specifically banking and insurance.

↑ Overweight to certain subsectors and security selection within investment grade industrials, specifically energy and communications.

↑ Overweight to investment grade utilities, specifically the electric sector.

↑ The portfolio’s duration exposure contributed slightly.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate Index
9/15	$10,000	$10,000	$10,000
10/15	$10,102	$10,032	$10,042
11/15	$10,056	$9,995	$10,020
12/15	$9,925	$9,945	$9,942
1/16	$9,850	$10,055	$9,977
2/16	$9,907	$10,127	$10,058
3/16	$10,779	$10,251	$10,337
4/16	$10,969	$10,321	$10,478
5/16	$10,950	$10,329	$10,470
6/16	$11,157	$10,511	$10,706
7/16	$11,343	$10,597	$10,862
8/16	$11,371	$10,609	$10,883
9/16	$11,647	$10,611	$10,856
10/16	$11,547	$10,541	$10,768
11/16	$11,233	$10,304	$10,479
12/16	$11,290	$10,334	$10,549
1/17	$11,367	$10,371	$10,582
2/17	$11,491	$10,451	$10,703
3/17	$11,444	$10,447	$10,678
4/17	$11,549	$10,534	$10,792
5/17	$11,664	$10,615	$10,916
6/17	$11,722	$10,606	$10,950
7/17	$11,809	$10,659	$11,030
8/17	$11,876	$10,751	$11,116
9/17	$11,857	$10,713	$11,096
10/17	$11,881	$10,726	$11,141
11/17	$11,842	$10,710	$11,125
12/17	$11,944	$10,757	$11,226
1/18	$11,837	$10,654	$11,119
2/18	$11,622	$10,553	$10,939
3/18	$11,612	$10,606	$10,966
4/18	$11,501	$10,535	$10,864
5/18	$11,530	$10,592	$10,923
6/18	$11,442	$10,577	$10,859
7/18	$11,564	$10,599	$10,950
8/18	$11,583	$10,651	$11,004
9/18	$11,544	$10,606	$10,964
10/18	$11,337	$10,517	$10,804
11/18	$11,267	$10,564	$10,786
12/18	$11,348	$10,730	$10,945
1/19	$11,647	$10,878	$11,202
2/19	$11,687	$10,889	$11,227
3/19	$11,966	$11,086	$11,508
4/19	$12,066	$11,102	$11,570
5/19	$12,196	$11,272	$11,736
6/19	$12,507	$11,431	$12,023
7/19	$12,592	$11,465	$12,090
8/19	$12,956	$11,725	$12,471
9/19	$12,853	$11,674	$12,389
10/19	$12,921	$11,712	$12,465
11/19	$12,950	$11,709	$12,496
12/19	$12,998	$11,727	$12,536
1/20	$13,283	$11,937	$12,830
2/20	$13,404	$12,116	$13,002
3/20	$12,353	$11,879	$12,080
4/20	$13,013	$12,117	$12,714
5/20	$13,263	$12,230	$12,913
6/20	$13,565	$12,332	$13,166
7/20	$13,988	$12,549	$13,594
8/20	$13,805	$12,477	$13,406
9/20	$13,764	$12,454	$13,368
10/20	$13,716	$12,410	$13,344
11/20	$14,126	$12,572	$13,716
12/20	$14,187	$12,615	$13,775
1/21	$13,963	$12,536	$13,599
2/21	$13,716	$12,374	$13,364
3/21	$13,460	$12,230	$13,135
4/21	$13,566	$12,333	$13,281
5/21	$13,630	$12,380	$13,383
6/21	$13,864	$12,470	$13,601
7/21	$14,034	$12,595	$13,787
8/21	$13,967	$12,587	$13,745
9/21	$13,803	$12,479	$13,601
10/21	$13,821	$12,469	$13,634
11/21	$13,786	$12,484	$13,643
12/21	$13,755	$12,476	$13,632
1/22	$13,313	$12,202	$13,173
2/22	$13,013	$12,036	$12,910
3/22	$12,683	$11,713	$12,584
4/22	$11,965	$11,276	$11,896
5/22	$12,012	$11,338	$12,007
6/22	$11,628	$11,112	$11,671
7/22	$12,001	$11,391	$12,049
8/22	$11,651	$11,095	$11,695
9/22	$11,036	$10,617	$11,081
10/22	$10,880	$10,500	$10,966
11/22	$11,422	$10,892	$11,534
12/22	$11,387	$10,855	$11,483
1/23	$11,871	$11,192	$11,943
2/23	$11,525	$10,917	$11,563
3/23	$11,795	$11,173	$11,885
4/23	$11,882	$11,241	$11,976
5/23	$11,709	$11,124	$11,803
6/23	$11,777	$11,107	$11,852
7/23	$11,835	$11,118	$11,892
8/23	$11,732	$11,051	$11,800
9/23	$11,398	$10,788	$11,485
10/23	$11,167	$10,625	$11,270
11/23	$11,845	$11,104	$11,944
12/23	$12,423	$11,525	$12,462
1/24	$12,423	$11,497	$12,440
2/24	$12,258	$11,360	$12,253
3/24	$12,431	$11,471	$12,412
4/24	$12,124	$11,203	$12,096
5/24	$12,358	$11,389	$12,322
6/24	$12,450	$11,493	$12,401
7/24	$12,734	$11,754	$12,696
8/24	$12,940	$11,927	$12,896
9/24	$13,147	$12,090	$13,125
10/24	$12,823	$11,816	$12,806
11/24	$12,980	$11,940	$12,978
12/24	$12,724	$11,760	$12,726
1/25	$12,797	$11,831	$12,797
2/25	$13,061	$12,075	$13,058
3/25	$13,012	$12,073	$13,020
4/25	$12,974	$12,115	$13,016
5/25	$12,986	$12,054	$13,014
6/25	$13,247	$12,242	$13,257
7/25	$13,259	$12,224	$13,266
8/25	$13,380	$12,371	$13,400
9/25	$13,590	$12,502	$13,602

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	2.49%	(0.59)%	3.12%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	1.51%	(0.59)%	3.12%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg U.S. Corporate Index	3.63%	0.35%	3.12%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$130,916,031
# of Portfolio Holdings	274
Portfolio Turnover Rate	117%
Total Advisory Fees Paid	$140,204

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Sovereign	0.2%
Short-Term Investments	2.8%
Corporate Bonds	97.0%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	0.7%
CCC	0.3%
B	0.3%
BB	1.7%
BBB	48.6%
A	37.5%
AA	10.5%
AAA	0.4%
Footnote	Description
Footnote[a]	Security ratings disclosed is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

MSBOX -TSR-AR

Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio

Class I MPFDX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	0.65%

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the Bloomberg U.S. Corporate Index:

↓ Underweight to investment grade capital goods and technology, as spreads tightened.

↑The portfolio’s overall investment grade credit positioning, which benefited from spreads tightening.

↑ Overweight to high yield corporate bonds benefited as spreads tightened, particularly the overweight to financial institutions and industrials.

↑ Overweight to investment grade financial institutions, specifically banking and insurance.

↑ Overweight to certain subsectors and security selection within investment grade industrials, specifically energy and communications.

↑ Overweight to investment grade utilities, specifically the electric sector.

↑ The portfolio’s duration exposure contributed slightly.

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate Index
9/15	$1,000,000	$1,000,000	$1,000,000
10/15	$1,011,180	$1,003,197	$1,004,181
11/15	$1,007,449	$999,538	$1,001,984
12/15	$995,322	$994,545	$994,172
1/16	$988,737	$1,005,524	$997,697
2/16	$995,322	$1,012,666	$1,005,754
3/16	$1,083,753	$1,025,077	$1,033,653
4/16	$1,104,590	$1,032,061	$1,047,805
5/16	$1,102,694	$1,032,867	$1,046,995
6/16	$1,125,450	$1,051,051	$1,070,563
7/16	$1,144,470	$1,059,712	$1,086,206
8/16	$1,148,291	$1,060,855	$1,088,333
9/16	$1,177,906	$1,061,107	$1,085,637
10/16	$1,168,311	$1,054,067	$1,076,804
11/16	$1,138,477	$1,030,375	$1,047,917
12/16	$1,145,318	$1,033,436	$1,054,930
1/17	$1,154,046	$1,037,082	$1,058,180
2/17	$1,166,653	$1,045,083	$1,070,318
3/17	$1,163,744	$1,044,733	$1,067,828
4/17	$1,175,447	$1,053,402	$1,079,239
5/17	$1,189,126	$1,061,529	$1,091,647
6/17	$1,194,989	$1,060,629	$1,094,985
7/17	$1,204,832	$1,065,912	$1,102,992
8/17	$1,213,691	$1,075,108	$1,111,557
9/17	$1,212,707	$1,071,325	$1,109,629
10/17	$1,215,667	$1,072,611	$1,114,108
11/17	$1,213,684	$1,070,988	$1,112,485
12/17	$1,224,386	$1,075,709	$1,122,635
1/18	$1,214,399	$1,065,358	$1,111,901
2/18	$1,193,427	$1,055,256	$1,093,852
3/18	$1,194,426	$1,060,578	$1,096,621
4/18	$1,183,131	$1,053,502	$1,086,448
5/18	$1,188,162	$1,059,247	$1,092,268
6/18	$1,180,113	$1,057,711	$1,085,921
7/18	$1,193,249	$1,059,924	$1,094,951
8/18	$1,196,282	$1,065,146	$1,100,358
9/18	$1,193,249	$1,060,582	$1,096,434
10/18	$1,172,843	$1,051,710	$1,080,423
11/18	$1,166,724	$1,056,440	$1,078,624
12/18	$1,176,967	$1,072,968	$1,094,487
1/19	$1,208,860	$1,087,762	$1,120,229
2/19	$1,214,005	$1,088,948	$1,122,658
3/19	$1,244,869	$1,108,612	$1,150,781
4/19	$1,256,306	$1,110,164	$1,157,027
5/19	$1,269,793	$1,127,170	$1,173,608
6/19	$1,304,027	$1,143,113	$1,202,310
7/19	$1,314,451	$1,146,515	$1,209,035
8/19	$1,352,433	$1,172,458	$1,247,058
9/19	$1,344,019	$1,167,378	$1,238,946
10/19	$1,351,388	$1,171,150	$1,246,465
11/19	$1,355,623	$1,170,916	$1,249,604
12/19	$1,361,960	$1,172,661	$1,253,602
1/20	$1,392,721	$1,193,708	$1,282,998
2/20	$1,407,620	$1,211,581	$1,300,164
3/20	$1,297,846	$1,187,915	$1,208,042
4/20	$1,368,068	$1,211,710	$1,271,382
5/20	$1,395,476	$1,223,028	$1,291,270
6/20	$1,428,282	$1,233,232	$1,316,584
7/20	$1,474,997	$1,254,895	$1,359,382
8/20	$1,457,016	$1,247,659	$1,340,638
9/20	$1,454,086	$1,245,411	$1,336,801
10/20	$1,451,172	$1,240,959	$1,334,395
11/20	$1,495,616	$1,257,153	$1,371,572
12/20	$1,502,405	$1,261,494	$1,377,545
1/21	$1,481,054	$1,253,565	$1,359,870
2/21	$1,455,282	$1,237,390	$1,336,441
3/21	$1,429,471	$1,222,990	$1,313,509
4/21	$1,441,994	$1,233,274	$1,328,059
5/21	$1,450,019	$1,237,978	$1,338,262
6/21	$1,477,318	$1,247,003	$1,360,093
7/21	$1,495,583	$1,259,525	$1,378,710
8/21	$1,489,896	$1,258,684	$1,374,538
9/21	$1,475,092	$1,247,936	$1,360,070
10/21	$1,478,507	$1,246,916	$1,363,442
11/21	$1,475,082	$1,248,422	$1,364,282
12/21	$1,473,421	$1,247,580	$1,363,189
1/22	$1,427,524	$1,220,228	$1,317,302
2/22	$1,396,869	$1,203,591	$1,290,954
3/22	$1,362,938	$1,171,300	$1,258,401
4/22	$1,286,317	$1,127,614	$1,189,593
5/22	$1,292,552	$1,133,818	$1,200,698
6/22	$1,252,739	$1,111,162	$1,167,080
7/22	$1,293,818	$1,139,099	$1,204,860
8/22	$1,257,412	$1,109,486	$1,169,529
9/22	$1,191,447	$1,061,685	$1,108,064
10/22	$1,176,978	$1,050,036	$1,096,605
11/22	$1,236,314	$1,089,188	$1,153,390
12/22	$1,233,515	$1,085,489	$1,148,329
1/23	$1,286,882	$1,119,161	$1,194,341
2/23	$1,250,822	$1,091,662	$1,156,349
3/23	$1,280,960	$1,117,271	$1,188,545
4/23	$1,291,644	$1,124,096	$1,197,645
5/23	$1,274,133	$1,112,442	$1,180,300
6/23	$1,282,590	$1,110,713	$1,185,157
7/23	$1,290,049	$1,111,817	$1,189,244
8/23	$1,280,155	$1,105,122	$1,180,005
9/23	$1,245,237	$1,078,770	$1,148,505
10/23	$1,220,242	$1,062,548	$1,126,999
11/23	$1,293,510	$1,110,367	$1,194,373
12/23	$1,357,537	$1,152,499	$1,246,154
1/24	$1,358,807	$1,149,741	$1,244,034
2/24	$1,340,969	$1,135,956	$1,225,334
3/24	$1,358,898	$1,147,110	$1,241,176
4/24	$1,325,468	$1,120,304	$1,209,591
5/24	$1,351,306	$1,138,874	$1,232,249
6/24	$1,361,642	$1,149,285	$1,240,086
7/24	$1,393,017	$1,175,371	$1,269,644
8/24	$1,415,907	$1,192,674	$1,289,611
9/24	$1,440,233	$1,209,032	$1,312,475
10/24	$1,403,839	$1,181,572	$1,280,619
11/24	$1,421,434	$1,194,029	$1,297,752
12/24	$1,393,979	$1,175,995	$1,272,636
1/25	$1,402,013	$1,183,082	$1,279,667
2/25	$1,432,705	$1,207,543	$1,305,755
3/25	$1,426,304	$1,207,254	$1,301,992
4/25	$1,423,916	$1,211,518	$1,301,566
5/25	$1,424,299	$1,205,374	$1,301,419
6/25	$1,453,329	$1,224,153	$1,325,739
7/25	$1,456,413	$1,222,406	$1,326,603
8/25	$1,468,761	$1,237,089	$1,340,046
9/25	$1,492,239	$1,250,196	$1,360,159

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I	3.61%	0.52%	4.08%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg U.S. Corporate Index	3.63%	0.35%	3.12%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$130,916,031
# of Portfolio Holdings	274
Portfolio Turnover Rate	117%
Total Advisory Fees Paid	$140,204

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Sovereign	0.2%
Short-Term Investments	2.8%
Corporate Bonds	97.0%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	0.7%
CCC	0.3%
B	0.3%
BB	1.7%
BBB	48.6%
A	37.5%
AA	10.5%
AAA	0.4%
Footnote	Description
Footnote[a]	Security ratings disclosed is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

MPFDX -TSR-AR

Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio

Class L MGILX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$149	1.47%

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the Bloomberg U.S. Corporate Index:

↓ Underweight to investment grade capital goods and technology, as spreads tightened.

↑The portfolio’s overall investment grade credit positioning, which benefited from spreads tightening.

↑ Overweight to high yield corporate bonds benefited as spreads tightened, particularly the overweight to financial institutions and industrials.

↑ Overweight to investment grade financial institutions, specifically banking and insurance.

↑ Overweight to certain subsectors and security selection within investment grade industrials, specifically energy and communications.

↑ Overweight to investment grade utilities, specifically the electric sector.

↑ The portfolio’s duration exposure contributed slightly.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class L	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate Index
9/15	$10,000	$10,000	$10,000
10/15	$10,113	$10,032	$10,042
11/15	$10,067	$9,995	$10,020
12/15	$9,939	$9,945	$9,942
1/16	$9,864	$10,055	$9,977
2/16	$9,920	$10,127	$10,058
3/16	$10,812	$10,251	$10,337
4/16	$11,004	$10,321	$10,478
5/16	$10,985	$10,329	$10,470
6/16	$11,202	$10,511	$10,706
7/16	$11,383	$10,597	$10,862
8/16	$11,421	$10,609	$10,883
9/16	$11,706	$10,611	$10,856
10/16	$11,601	$10,541	$10,768
11/16	$11,295	$10,304	$10,479
12/16	$11,364	$10,334	$10,549
1/17	$11,441	$10,371	$10,582
2/17	$11,566	$10,451	$10,703
3/17	$11,527	$10,447	$10,678
4/17	$11,644	$10,534	$10,792
5/17	$11,760	$10,615	$10,916
6/17	$11,818	$10,606	$10,950
7/17	$11,906	$10,659	$11,030
8/17	$11,984	$10,751	$11,116
9/17	$11,964	$10,713	$11,096
10/17	$11,992	$10,726	$11,141
11/17	$11,963	$10,710	$11,125
12/17	$12,068	$10,757	$11,226
1/18	$11,960	$10,654	$11,119
2/18	$11,753	$10,553	$10,939
3/18	$11,753	$10,606	$10,966
4/18	$11,633	$10,535	$10,864
5/18	$11,672	$10,592	$10,923
6/18	$11,583	$10,577	$10,859
7/18	$11,711	$10,599	$10,950
8/18	$11,731	$10,651	$11,004
9/18	$11,702	$10,606	$10,964
10/18	$11,488	$10,517	$10,804
11/18	$11,428	$10,564	$10,786
12/18	$11,518	$10,730	$10,945
1/19	$11,820	$10,878	$11,202
2/19	$11,870	$10,889	$11,227
3/19	$12,162	$11,086	$11,508
4/19	$12,264	$11,102	$11,570
5/19	$12,396	$11,272	$11,736
6/19	$12,720	$11,431	$12,023
7/19	$12,811	$11,465	$12,090
8/19	$13,184	$11,725	$12,471
9/19	$13,084	$11,674	$12,389
10/19	$13,158	$11,712	$12,465
11/19	$13,193	$11,709	$12,496
12/19	$13,241	$11,727	$12,536
1/20	$13,529	$11,937	$12,830
2/20	$13,667	$12,116	$13,002
3/20	$12,594	$11,879	$12,080
4/20	$13,278	$12,117	$12,714
5/20	$13,536	$12,230	$12,913
6/20	$13,846	$12,332	$13,166
7/20	$14,280	$12,549	$13,594
8/20	$14,098	$12,477	$13,406
9/20	$14,061	$12,454	$13,368
10/20	$14,024	$12,410	$13,344
11/20	$14,446	$12,572	$13,716
12/20	$14,507	$12,615	$13,775
1/21	$14,290	$12,536	$13,599
2/21	$14,035	$12,374	$13,364
3/21	$13,779	$12,230	$13,135
4/21	$13,904	$12,333	$13,281
5/21	$13,963	$12,380	$13,383
6/21	$14,218	$12,470	$13,601
7/21	$14,397	$12,595	$13,787
8/21	$14,334	$12,587	$13,745
9/21	$14,173	$12,479	$13,601
10/21	$14,196	$12,469	$13,634
11/21	$14,166	$12,484	$13,643
12/21	$14,134	$12,476	$13,632
1/22	$13,683	$12,202	$13,173
2/22	$13,381	$12,036	$12,910
3/22	$13,049	$11,713	$12,584
4/22	$12,319	$11,276	$11,896
5/22	$12,371	$11,338	$12,007
6/22	$11,971	$11,112	$11,671
7/22	$12,356	$11,391	$12,049
8/22	$12,000	$11,095	$11,695
9/22	$11,362	$10,617	$11,081
10/22	$11,216	$10,500	$10,966
11/22	$11,773	$10,892	$11,534
12/22	$11,743	$10,855	$11,483
1/23	$12,239	$11,192	$11,943
2/23	$11,889	$10,917	$11,563
3/23	$12,168	$11,173	$11,885
4/23	$12,261	$11,241	$11,976
5/23	$12,099	$11,124	$11,803
6/23	$12,159	$11,107	$11,852
7/23	$12,222	$11,118	$11,892
8/23	$12,120	$11,051	$11,800
9/23	$11,781	$10,788	$11,485
10/23	$11,536	$10,625	$11,270
11/23	$12,232	$11,104	$11,944
12/23	$12,820	$11,525	$12,462
1/24	$12,820	$11,497	$12,440
2/24	$12,643	$11,360	$12,253
3/24	$12,816	$11,471	$12,412
4/24	$12,481	$11,203	$12,096
5/24	$12,715	$11,389	$12,322
6/24	$12,816	$11,493	$12,401
7/24	$13,103	$11,754	$12,696
8/24	$13,296	$11,927	$12,896
9/24	$13,514	$12,090	$13,125
10/24	$13,176	$11,816	$12,806
11/24	$13,331	$11,940	$12,978
12/24	$13,069	$11,760	$12,726
1/25	$13,132	$11,831	$12,797
2/25	$13,397	$12,075	$13,058
3/25	$13,341	$12,073	$13,020
4/25	$13,297	$12,115	$13,016
5/25	$13,304	$12,054	$13,014
6/25	$13,553	$12,242	$13,257
7/25	$13,573	$12,224	$13,266
8/25	$13,691	$12,371	$13,400
9/25	$13,887	$12,502	$13,602

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class L	2.76%	(0.25)%	3.34%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg U.S. Corporate Index	3.63%	0.35%	3.12%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$130,916,031
# of Portfolio Holdings	274
Portfolio Turnover Rate	117%
Total Advisory Fees Paid	$140,204

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Sovereign	0.2%
Short-Term Investments	2.8%
Corporate Bonds	97.0%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	0.7%
CCC	0.3%
B	0.3%
BB	1.7%
BBB	48.6%
A	37.5%
AA	10.5%
AAA	0.4%
Footnote	Description
Footnote[a]	Security ratings disclosed is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

MGILX -TSR-AR

Morgan Stanley Institutional Fund Trust - Discovery Portfolio

Class A MACGX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Fund Trust - Discovery Portfolio for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$130	1.02%

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the Russell Midcap® Growth Index:

↑ Stock selection in information technology, led by a global cloud platform that provides security, performance and reliability services to the applications of its customers.

↑ Stock selection in financials, driven by the strong performance of a leading buy-now-pay-later payments platform.

↑ Stock selection in consumer discretionary, led by a leading seller of used cars online in the United States.

↓ Stock selection in health care, weighed down by underperformance from a health care services provider offering its platform to a network of community-based physicians looking to transition from a traditional fee-for-service reimbursement model and towards a value-based care model.

↓ Stock selection in real estate, where a large landowner in the Permian Basin of Texas that generates revenue primarily from oil, gas, and water lease royalties, was the largest underperformer.

↓ Lack of exposure to utilities

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with maximum sales charge	Russell 3000® Index	Russell Midcap® Growth Index
9/15	$9,474	$10,000	$10,000
10/15	$9,513	$10,790	$10,629
11/15	$9,780	$10,850	$10,653
12/15	$9,751	$10,627	$10,412
1/16	$8,632	$10,027	$9,624
2/16	$8,258	$10,024	$9,774
3/16	$8,813	$10,730	$10,472
4/16	$8,838	$10,796	$10,466
5/16	$8,917	$10,990	$10,637
6/16	$9,006	$11,012	$10,636
7/16	$9,577	$11,449	$11,162
8/16	$9,580	$11,478	$11,130
9/16	$9,463	$11,496	$11,124
10/16	$8,898	$11,248	$10,672
11/16	$8,749	$11,751	$11,136
12/16	$8,420	$11,980	$11,175
1/17	$9,080	$12,206	$11,547
2/17	$9,201	$12,660	$11,879
3/17	$9,466	$12,668	$11,945
4/17	$9,878	$12,803	$12,122
5/17	$10,643	$12,934	$12,412
6/17	$10,709	$13,050	$12,449
7/17	$10,786	$13,296	$12,657
8/17	$11,073	$13,322	$12,746
9/17	$10,963	$13,647	$13,106
10/17	$11,287	$13,945	$13,473
11/17	$11,689	$14,368	$13,924
12/17	$11,696	$14,512	$13,999
1/18	$12,564	$15,277	$14,791
2/18	$12,720	$14,714	$14,326
3/18	$12,663	$14,418	$14,303
4/18	$12,499	$14,473	$14,168
5/18	$13,868	$14,882	$14,698
6/18	$14,294	$14,979	$14,754
7/18	$13,974	$15,476	$15,071
8/18	$15,908	$16,020	$15,940
9/18	$16,154	$16,046	$15,872
10/18	$14,335	$14,865	$14,300
11/18	$14,474	$15,162	$14,664
12/18	$13,075	$13,751	$13,333
1/19	$14,991	$14,931	$14,866
2/19	$16,279	$15,457	$15,737
3/19	$16,530	$15,682	$15,950
4/19	$17,493	$16,309	$16,667
5/19	$17,441	$15,253	$15,708
6/19	$18,634	$16,325	$16,811
7/19	$19,430	$16,567	$17,204
8/19	$18,906	$16,229	$16,890
9/19	$16,865	$16,514	$16,698
10/19	$16,896	$16,870	$17,008
11/19	$18,582	$17,511	$17,854
12/19	$18,240	$18,017	$18,063
1/20	$19,548	$17,997	$18,232
2/20	$19,379	$16,523	$16,975
3/20	$17,102	$14,251	$14,443
4/20	$21,171	$16,139	$16,705
5/20	$25,520	$17,002	$18,383
6/20	$29,020	$17,390	$18,814
7/20	$32,871	$18,378	$20,317
8/20	$34,846	$19,709	$20,869
9/20	$36,239	$18,992	$20,577
10/20	$35,754	$18,582	$20,602
11/20	$42,549	$20,842	$23,370
12/20	$44,115	$21,780	$24,491
1/21	$47,910	$21,683	$24,409
2/21	$49,042	$22,361	$24,826
3/21	$43,130	$23,162	$24,352
4/21	$44,342	$24,356	$25,721
5/21	$41,932	$24,467	$25,328
6/21	$47,324	$25,071	$27,049
7/21	$44,728	$25,495	$27,327
8/21	$45,087	$26,222	$28,209
9/21	$42,770	$25,045	$26,843
10/21	$47,564	$26,739	$28,725
11/21	$44,182	$26,332	$27,512
12/21	$38,737	$27,369	$27,608
1/22	$29,878	$25,759	$24,045
2/22	$29,315	$25,110	$23,753
3/22	$27,744	$25,924	$24,135
4/22	$21,402	$23,598	$21,417
5/22	$17,476	$23,566	$20,588
6/22	$16,167	$21,595	$19,049
7/22	$18,503	$23,621	$21,380
8/22	$18,644	$22,739	$20,680
9/22	$16,530	$20,630	$18,925
10/22	$16,651	$22,322	$20,412
11/22	$15,684	$23,487	$21,523
12/22	$14,134	$22,112	$20,231
1/23	$16,570	$23,635	$21,996
2/23	$15,946	$23,083	$21,779
3/23	$16,510	$23,700	$22,079
4/23	$15,382	$23,952	$21,759
5/23	$16,691	$24,046	$21,773
6/23	$18,342	$25,688	$23,456
7/23	$19,952	$26,608	$24,165
8/23	$17,899	$26,095	$23,369
9/23	$16,932	$24,852	$22,230
10/23	$15,422	$24,193	$21,096
11/23	$17,657	$26,449	$23,670
12/23	$20,677	$27,852	$25,464
1/24	$18,946	$28,160	$25,327
2/24	$21,462	$29,685	$27,231
3/24	$22,268	$30,642	$27,882
4/24	$19,973	$29,294	$26,263
5/24	$20,033	$30,678	$26,543
6/24	$20,758	$31,628	$26,986
7/24	$21,201	$32,216	$27,150
8/24	$22,570	$32,917	$27,824
9/24	$23,899	$33,598	$28,751
10/24	$25,711	$33,351	$29,254
11/24	$31,066	$35,570	$33,153
12/24	$29,375	$34,483	$31,092
1/25	$31,952	$35,571	$33,076
2/25	$29,939	$34,890	$31,191
3/25	$27,241	$32,854	$28,878
4/25	$29,335	$32,634	$29,848
5/25	$33,039	$34,703	$32,710
6/25	$35,576	$36,466	$34,135
7/25	$36,724	$37,269	$34,828
8/25	$36,744	$38,131	$35,177
9/25	$36,845	$39,447	$35,084

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	54.17%	0.33%	14.55%
Class A, with 5.25% maximum front end sales charge	46.05%	(0.75)%	13.93%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Growth Index	22.02%	11.26%	13.37%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,231,203,435
# of Portfolio Holdings	37
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$5,523,630

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
39.0%
Financials
11.5%
Industrials
10.1%
Communication Services
10.0%
Health Care
9.4%
Consumer Discretionary
7.2%
Short-Term Investments
5.5%
Consumer Staples
4.5%
Real Estate
2.3%
Materials
0.5%

Value	Value
Materials	0.5%
Real Estate	2.3%
Consumer Staples	4.5%
Short-Term Investments	5.5%
Consumer Discretionary	7.2%
Health Care	9.4%
Communication Services	10.0%
Industrials	10.1%
Financials	11.5%
Information Technology	39.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.8%
ROBLOX Corp.	7.3%
IonQ, Inc.	7.2%
Affirm Holdings, Inc.	6.4%
QXO, Inc.	5.4%
Royalty Pharma PLC	4.4%
Core & Main, Inc.	3.9%
Oddity Tech Ltd.	3.8%
MongoDB, Inc.	3.6%
Strategy, Inc.	3.4%
Total	58.2%

Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

MACGX -TSR-AR

Morgan Stanley Institutional Fund Trust - Discovery Portfolio

Class C MSMFX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Fund Trust - Discovery Portfolio for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$224	1.77%

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the Russell Midcap® Growth Index:

↑ Stock selection in information technology, led by a global cloud platform that provides security, performance and reliability services to the applications of its customers.

↑ Stock selection in financials, driven by the strong performance of a leading buy-now-pay-later payments platform.

↑ Stock selection in consumer discretionary, led by a leading seller of used cars online in the United States.

↓ Stock selection in health care, weighed down by underperformance from a health care services provider offering its platform to a network of community-based physicians looking to transition from a traditional fee-for-service reimbursement model and towards a value-based care model.

↓ Stock selection in real estate, where a large landowner in the Permian Basin of Texas that generates revenue primarily from oil, gas, and water lease royalties, was the largest underperformer.

↓ Lack of exposure to utilities

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Russell 3000® Index	Russell Midcap® Growth Index
5/17	$10,000	$10,000	$10,000
6/17	$10,052	$10,090	$10,030
7/17	$10,114	$10,280	$10,197
8/17	$10,377	$10,300	$10,269
9/17	$10,264	$10,552	$10,560
10/17	$10,558	$10,782	$10,855
11/17	$10,931	$11,109	$11,218
12/17	$10,924	$11,220	$11,278
1/18	$11,727	$11,812	$11,916
2/18	$11,858	$11,376	$11,542
3/18	$11,804	$11,148	$11,523
4/18	$11,642	$11,190	$11,415
5/18	$12,908	$11,506	$11,842
6/18	$13,287	$11,581	$11,887
7/18	$12,986	$11,966	$12,142
8/18	$14,769	$12,386	$12,842
9/18	$14,993	$12,406	$12,788
10/18	$13,287	$11,493	$11,521
11/18	$13,410	$11,723	$11,815
12/18	$12,107	$10,632	$10,742
1/19	$13,870	$11,545	$11,977
2/19	$15,049	$11,951	$12,679
3/19	$15,267	$12,125	$12,850
4/19	$16,149	$12,609	$13,428
5/19	$16,090	$11,793	$12,656
6/19	$17,179	$12,622	$13,544
7/19	$17,903	$12,809	$13,861
8/19	$17,407	$12,548	$13,608
9/19	$15,525	$12,768	$13,453
10/19	$15,535	$13,043	$13,703
11/19	$17,070	$13,539	$14,384
12/19	$16,746	$13,930	$14,553
1/20	$17,944	$13,915	$14,689
2/20	$17,771	$12,776	$13,676
3/20	$15,675	$11,019	$11,636
4/20	$19,395	$12,478	$13,459
5/20	$23,368	$13,145	$14,811
6/20	$26,547	$13,446	$15,158
7/20	$30,060	$14,209	$16,369
8/20	$31,845	$15,239	$16,814
9/20	$33,100	$14,684	$16,578
10/20	$32,639	$14,367	$16,599
11/20	$38,813	$16,115	$18,828
12/20	$40,220	$16,840	$19,732
1/21	$43,653	$16,765	$19,666
2/21	$44,658	$17,289	$20,002
3/21	$39,254	$17,908	$19,620
4/21	$40,335	$18,832	$20,722
5/21	$38,122	$18,918	$20,406
6/21	$42,992	$19,384	$21,792
7/21	$40,614	$19,712	$22,017
8/21	$40,920	$20,274	$22,728
9/21	$38,796	$19,364	$21,627
10/21	$43,119	$20,674	$23,143
11/21	$40,029	$20,359	$22,165
12/21	$35,085	$21,161	$22,243
1/22	$27,036	$19,916	$19,373
2/22	$26,521	$19,414	$19,138
3/22	$25,078	$20,044	$19,445
4/22	$19,322	$18,245	$17,255
5/22	$15,782	$18,221	$16,587
6/22	$14,576	$16,696	$15,347
7/22	$16,672	$18,263	$17,226
8/22	$16,791	$17,581	$16,661
9/22	$14,873	$15,951	$15,247
10/22	$14,971	$17,259	$16,446
11/22	$14,101	$18,160	$17,340
12/22	$12,697	$17,097	$16,300
1/23	$14,873	$18,274	$17,722
2/23	$14,299	$17,847	$17,547
3/23	$14,793	$18,324	$17,789
4/23	$13,785	$18,519	$17,531
5/23	$14,952	$18,591	$17,542
6/23	$16,415	$19,861	$18,898
7/23	$17,839	$20,573	$19,469
8/23	$15,980	$20,176	$18,828
9/23	$15,130	$19,215	$17,910
10/23	$13,765	$18,705	$16,996
11/23	$15,743	$20,450	$19,070
12/23	$18,432	$21,534	$20,516
1/24	$16,870	$21,773	$20,405
2/24	$19,105	$22,952	$21,939
3/24	$19,797	$23,692	$22,464
4/24	$17,740	$22,649	$21,159
5/24	$17,800	$23,720	$21,385
6/24	$18,432	$24,454	$21,742
7/24	$18,808	$24,908	$21,874
8/24	$20,015	$25,451	$22,417
9/24	$21,182	$25,977	$23,164
10/24	$22,783	$25,786	$23,569
11/24	$27,490	$27,502	$26,710
12/24	$25,987	$26,661	$25,050
1/25	$28,262	$27,503	$26,648
2/25	$26,462	$26,976	$25,130
3/25	$24,049	$25,402	$23,267
4/25	$25,889	$25,232	$24,048
5/25	$29,132	$26,831	$26,354
6/25	$31,369	$28,194	$27,502
7/25	$32,381	$28,815	$28,060
8/25	$32,398	$29,482	$28,341
9/25	$32,487	$30,499	$28,266

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 5/31/17 (Inception)
Class C	53.03%	(0.42)%	15.19%
Class C, with 1% maximum contingent deferred sales charge	52.03%	(0.42)%	15.19%
Russell 3000® Index	17.41%	15.74%	14.32%
Russell Midcap® Growth Index	22.02%	11.26%	13.28%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,231,203,435
# of Portfolio Holdings	37
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$5,523,630

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Materials	0.5%
Real Estate	2.3%
Consumer Staples	4.5%
Short-Term Investments	5.5%
Consumer Discretionary	7.2%
Health Care	9.4%
Communication Services	10.0%
Industrials	10.1%
Financials	11.5%
Information Technology	39.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.8%
ROBLOX Corp.	7.3%
IonQ, Inc.	7.2%
Affirm Holdings, Inc.	6.4%
QXO, Inc.	5.4%
Royalty Pharma PLC	4.4%
Core & Main, Inc.	3.9%
Oddity Tech Ltd.	3.8%
MongoDB, Inc.	3.6%
Strategy, Inc.	3.4%
Total	58.2%

Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

MSMFX -TSR-AR

Morgan Stanley Institutional Fund Trust - Discovery Portfolio

Class I MPEGX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Fund Trust - Discovery Portfolio for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94	0.74%

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the Russell Midcap® Growth Index:

↑ Stock selection in information technology, led by a global cloud platform that provides security, performance and reliability services to the applications of its customers.

↑ Stock selection in financials, driven by the strong performance of a leading buy-now-pay-later payments platform.

↑ Stock selection in consumer discretionary, led by a leading seller of used cars online in the United States.

↓ Stock selection in health care, weighed down by underperformance from a health care services provider offering its platform to a network of community-based physicians looking to transition from a traditional fee-for-service reimbursement model and towards a value-based care model.

↓ Stock selection in real estate, where a large landowner in the Permian Basin of Texas that generates revenue primarily from oil, gas, and water lease royalties, was the largest underperformer.

↓ Lack of exposure to utilities

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Russell 3000® Index	Russell Midcap® Growth Index
9/15	$1,000,000	$1,000,000	$1,000,000
10/15	$1,004,171	$1,078,985	$1,062,938
11/15	$1,032,536	$1,084,967	$1,065,259
12/15	$1,029,907	$1,062,697	$1,041,181
1/16	$911,943	$1,002,734	$962,364
2/16	$872,936	$1,002,411	$977,447
3/16	$931,446	$1,072,987	$1,047,211
4/16	$934,277	$1,079,637	$1,046,575
5/16	$942,771	$1,098,952	$1,063,738
6/16	$952,208	$1,101,212	$1,063,575
7/16	$1,013,235	$1,144,916	$1,116,249
8/16	$1,013,864	$1,147,836	$1,112,970
9/16	$1,001,910	$1,149,640	$1,112,414
10/16	$942,142	$1,124,767	$1,067,220
11/16	$926,728	$1,175,103	$1,113,616
12/16	$891,876	$1,198,033	$1,117,485
1/17	$962,329	$1,220,582	$1,154,742
2/17	$975,376	$1,265,978	$1,187,947
3/17	$1,003,557	$1,266,839	$1,194,529
4/17	$1,047,916	$1,280,267	$1,212,250
5/17	$1,129,327	$1,293,369	$1,241,196
6/17	$1,136,112	$1,305,041	$1,244,877
7/17	$1,144,462	$1,329,648	$1,265,675
8/17	$1,175,252	$1,332,210	$1,274,606
9/17	$1,163,771	$1,364,699	$1,310,645
10/17	$1,198,736	$1,394,480	$1,347,320
11/17	$1,242,051	$1,436,824	$1,392,352
12/17	$1,242,826	$1,451,185	$1,399,851
1/18	$1,335,872	$1,527,677	$1,479,052
2/18	$1,352,118	$1,471,368	$1,432,626
3/18	$1,346,949	$1,441,831	$1,430,289
4/18	$1,329,964	$1,447,311	$1,416,781
5/18	$1,475,441	$1,488,169	$1,469,771
6/18	$1,521,225	$1,497,902	$1,475,449
7/18	$1,487,994	$1,547,611	$1,507,121
8/18	$1,693,286	$1,601,960	$1,593,989
9/18	$1,720,609	$1,604,611	$1,587,208
10/18	$1,527,133	$1,486,459	$1,430,037
11/18	$1,541,902	$1,516,231	$1,466,412
12/18	$1,393,762	$1,375,116	$1,333,349
1/19	$1,598,169	$1,493,148	$1,486,566
2/19	$1,735,646	$1,545,661	$1,573,733
3/19	$1,762,779	$1,568,230	$1,594,965
4/19	$1,866,791	$1,630,853	$1,666,691
5/19	$1,861,365	$1,525,317	$1,570,806
6/19	$1,987,988	$1,632,451	$1,681,122
7/19	$2,074,816	$1,656,717	$1,720,372
8/19	$2,017,835	$1,622,944	$1,689,036
9/19	$1,801,671	$1,651,428	$1,669,800
10/19	$1,805,289	$1,686,978	$1,700,754
11/19	$1,984,370	$1,751,103	$1,785,370
12/19	$1,948,508	$1,801,664	$1,806,284
1/20	$2,089,719	$1,799,697	$1,823,185
2/20	$2,071,432	$1,652,350	$1,697,465
3/20	$1,828,631	$1,425,122	$1,444,305
4/20	$2,264,454	$1,613,865	$1,670,471
5/20	$2,730,755	$1,700,173	$1,838,278
6/20	$3,104,609	$1,739,042	$1,881,365
7/20	$3,518,082	$1,837,790	$2,031,668
8/20	$3,730,407	$1,970,928	$2,086,940
9/20	$3,879,745	$1,899,164	$2,057,716
10/20	$3,828,949	$1,858,174	$2,060,239
11/20	$4,557,354	$2,084,227	$2,336,967
12/20	$4,726,350	$2,177,992	$2,449,077
1/21	$5,134,152	$2,168,305	$2,440,898
2/21	$5,256,602	$2,236,080	$2,482,584
3/21	$4,623,580	$2,316,228	$2,435,233
4/21	$4,755,869	$2,435,627	$2,572,062
5/21	$4,497,850	$2,446,746	$2,532,756
6/21	$5,076,207	$2,507,080	$2,704,865
7/21	$4,799,601	$2,549,476	$2,732,724
8/21	$4,840,054	$2,622,182	$2,820,931
9/21	$4,591,874	$2,504,530	$2,684,309
10/21	$5,107,913	$2,673,898	$2,872,520
11/21	$4,746,030	$2,633,197	$2,751,151
12/21	$4,162,815	$2,736,889	$2,760,800
1/22	$3,211,357	$2,575,861	$2,404,535
2/22	$3,150,876	$2,510,977	$2,375,345
3/22	$2,984,187	$2,592,424	$2,413,483
4/22	$2,301,202	$2,359,774	$2,141,725
5/22	$1,879,315	$2,356,610	$2,058,822
6/22	$1,739,178	$2,159,459	$1,904,919
7/22	$1,989,950	$2,362,055	$2,138,037
8/22	$2,006,176	$2,273,905	$2,068,006
9/22	$1,779,006	$2,063,048	$1,892,480
10/22	$1,792,282	$2,232,230	$2,041,215
11/22	$1,689,023	$2,348,744	$2,152,264
12/22	$1,523,809	$2,211,217	$2,023,088
1/23	$1,784,907	$2,363,509	$2,199,628
2/23	$1,718,526	$2,308,268	$2,177,912
3/23	$1,779,006	$2,369,989	$2,207,916
4/23	$1,658,045	$2,395,239	$2,175,934
5/23	$1,801,133	$2,404,559	$2,177,278
6/23	$1,978,149	$2,568,755	$2,345,563
7/23	$2,152,214	$2,660,837	$2,416,537
8/23	$1,930,944	$2,609,473	$2,336,867
9/23	$1,827,685	$2,485,172	$2,223,032
10/23	$1,663,946	$2,419,294	$2,109,594
11/23	$1,905,867	$2,644,889	$2,366,960
12/23	$2,234,821	$2,785,179	$2,546,397
1/24	$2,047,480	$2,816,046	$2,532,679
2/24	$2,318,903	$2,968,480	$2,723,103
3/24	$2,405,936	$3,064,235	$2,788,217
4/24	$2,158,114	$2,929,404	$2,626,289
5/24	$2,166,965	$3,067,809	$2,654,285
6/24	$2,245,147	$3,162,781	$2,698,622
7/24	$2,293,826	$3,221,574	$2,714,977
8/24	$2,441,339	$3,291,703	$2,782,431
9/24	$2,587,377	$3,359,795	$2,875,148
10/24	$2,785,044	$3,335,122	$2,925,375
11/24	$3,364,770	$3,556,988	$3,315,290
12/24	$3,181,854	$3,448,268	$3,109,230
1/25	$3,462,129	$3,557,123	$3,307,597
2/25	$3,243,810	$3,488,955	$3,119,126
3/25	$2,951,734	$3,285,442	$2,887,848
4/25	$3,178,904	$3,263,400	$2,984,847
5/25	$3,583,089	$3,470,254	$3,271,005
6/25	$3,858,939	$3,646,553	$3,413,488
7/25	$3,984,325	$3,726,860	$3,482,828
8/25	$3,987,275	$3,813,106	$3,517,672
9/25	$3,999,076	$3,944,702	$3,508,360

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I	54.56%	0.61%	14.87%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Growth Index	22.02%	11.26%	13.37%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,231,203,435
# of Portfolio Holdings	37
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$5,523,630

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Materials	0.5%
Real Estate	2.3%
Consumer Staples	4.5%
Short-Term Investments	5.5%
Consumer Discretionary	7.2%
Health Care	9.4%
Communication Services	10.0%
Industrials	10.1%
Financials	11.5%
Information Technology	39.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.8%
ROBLOX Corp.	7.3%
IonQ, Inc.	7.2%
Affirm Holdings, Inc.	6.4%
QXO, Inc.	5.4%
Royalty Pharma PLC	4.4%
Core & Main, Inc.	3.9%
Oddity Tech Ltd.	3.8%
MongoDB, Inc.	3.6%
Strategy, Inc.	3.4%
Total	58.2%

Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

MPEGX -TSR-AR

Morgan Stanley Institutional Fund Trust - Discovery Portfolio

Class L MSKLX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Fund Trust - Discovery Portfolio for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$196	1.55%

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the Russell Midcap® Growth Index:

↑ Stock selection in information technology, led by a global cloud platform that provides security, performance and reliability services to the applications of its customers.

↑ Stock selection in financials, driven by the strong performance of a leading buy-now-pay-later payments platform.

↑ Stock selection in consumer discretionary, led by a leading seller of used cars online in the United States.

↓ Stock selection in health care, weighed down by underperformance from a health care services provider offering its platform to a network of community-based physicians looking to transition from a traditional fee-for-service reimbursement model and towards a value-based care model.

↓ Stock selection in real estate, where a large landowner in the Permian Basin of Texas that generates revenue primarily from oil, gas, and water lease royalties, was the largest underperformer.

↓ Lack of exposure to utilities

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class L	Russell 3000® Index	Russell Midcap® Growth Index
9/15	$10,000	$10,000	$10,000
10/15	$10,039	$10,790	$10,629
11/15	$10,314	$10,850	$10,653
12/15	$10,280	$10,627	$10,412
1/16	$9,095	$10,027	$9,624
2/16	$8,702	$10,024	$9,774
3/16	$9,280	$10,730	$10,472
4/16	$9,301	$10,796	$10,466
5/16	$9,380	$10,990	$10,637
6/16	$9,465	$11,012	$10,636
7/16	$10,061	$11,449	$11,162
8/16	$10,057	$11,478	$11,130
9/16	$9,927	$11,496	$11,124
10/16	$9,332	$11,248	$10,672
11/16	$9,171	$11,751	$11,136
12/16	$8,821	$11,980	$11,175
1/17	$9,508	$12,206	$11,547
2/17	$9,630	$12,660	$11,879
3/17	$9,897	$12,668	$11,945
4/17	$10,329	$12,803	$12,122
5/17	$11,125	$12,934	$12,412
6/17	$11,180	$13,050	$12,449
7/17	$11,253	$13,296	$12,657
8/17	$11,551	$13,322	$12,746
9/17	$11,423	$13,647	$13,106
10/17	$11,758	$13,945	$13,473
11/17	$12,177	$14,368	$13,924
12/17	$12,169	$14,512	$13,999
1/18	$13,075	$15,277	$14,791
2/18	$13,224	$14,714	$14,326
3/18	$13,168	$14,418	$14,303
4/18	$12,991	$14,473	$14,168
5/18	$14,409	$14,882	$14,698
6/18	$14,838	$14,979	$14,754
7/18	$14,512	$15,476	$15,071
8/18	$16,500	$16,020	$15,940
9/18	$16,761	$16,046	$15,872
10/18	$14,857	$14,865	$14,300
11/18	$14,997	$15,162	$14,664
12/18	$13,554	$13,751	$13,333
1/19	$15,527	$14,931	$14,866
2/19	$16,851	$15,457	$15,737
3/19	$17,108	$15,682	$15,950
4/19	$18,101	$16,309	$16,667
5/19	$18,027	$15,253	$15,708
6/19	$19,253	$16,325	$16,811
7/19	$20,074	$16,567	$17,204
8/19	$19,510	$16,229	$16,890
9/19	$17,414	$16,514	$16,698
10/19	$17,427	$16,870	$17,008
11/19	$19,154	$17,511	$17,854
12/19	$18,803	$18,017	$18,063
1/20	$20,136	$17,997	$18,232
2/20	$19,948	$16,523	$16,975
3/20	$17,601	$14,251	$14,443
4/20	$21,787	$16,139	$16,705
5/20	$26,264	$17,002	$18,383
6/20	$29,842	$17,390	$18,814
7/20	$33,782	$18,378	$20,317
8/20	$35,796	$19,709	$20,869
9/20	$37,215	$18,992	$20,577
10/20	$36,694	$18,582	$20,602
11/20	$43,647	$20,842	$23,370
12/20	$45,244	$21,780	$24,491
1/21	$49,115	$21,683	$24,409
2/21	$50,264	$22,361	$24,826
3/21	$44,176	$23,162	$24,352
4/21	$45,406	$24,356	$25,721
5/21	$42,929	$24,467	$25,328
6/21	$48,418	$25,071	$27,049
7/21	$45,746	$25,495	$27,327
8/21	$46,119	$26,222	$28,209
9/21	$43,722	$25,045	$26,843
10/21	$48,596	$26,739	$28,725
11/21	$45,131	$26,332	$27,512
12/21	$39,561	$27,369	$27,608
1/22	$30,498	$25,759	$24,045
2/22	$29,901	$25,110	$23,753
3/22	$28,300	$25,924	$24,135
4/22	$21,815	$23,598	$21,417
5/22	$17,800	$23,566	$20,588
6/22	$16,470	$21,595	$19,049
7/22	$18,831	$23,621	$21,380
8/22	$18,966	$22,739	$20,680
9/22	$16,823	$20,630	$18,925
10/22	$16,931	$22,322	$20,412
11/22	$15,927	$23,487	$21,523
12/22	$14,354	$22,112	$20,231
1/23	$16,823	$23,635	$21,996
2/23	$16,172	$23,083	$21,779
3/23	$16,741	$23,700	$22,079
4/23	$15,602	$23,952	$21,759
5/23	$16,931	$24,046	$21,773
6/23	$18,587	$25,688	$23,456
7/23	$20,187	$26,608	$24,165
8/23	$18,098	$26,095	$23,369
9/23	$17,121	$24,852	$22,230
10/23	$15,575	$24,193	$21,096
11/23	$17,854	$26,449	$23,670
12/23	$20,893	$27,852	$25,464
1/24	$19,129	$28,160	$25,327
2/24	$21,653	$29,685	$27,231
3/24	$22,467	$30,642	$27,882
4/24	$20,133	$29,294	$26,263
5/24	$20,187	$30,678	$26,543
6/24	$20,920	$31,628	$26,986
7/24	$21,354	$32,216	$27,150
8/24	$22,711	$32,917	$27,824
9/24	$24,068	$33,598	$28,751
10/24	$25,858	$33,351	$29,254
11/24	$31,231	$35,570	$33,153
12/24	$29,521	$34,483	$31,092
1/25	$32,099	$35,571	$33,076
2/25	$30,064	$34,890	$31,191
3/25	$27,324	$32,854	$28,878
4/25	$29,440	$32,634	$29,848
5/25	$33,130	$34,703	$32,710
6/25	$35,654	$36,466	$34,135
7/25	$36,793	$37,269	$34,828
8/25	$36,793	$38,131	$35,177
9/25	$36,902	$39,447	$35,084

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class L	53.33%	(0.17)%	13.95%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Growth Index	22.02%	11.26%	13.37%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,231,203,435
# of Portfolio Holdings	37
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$5,523,630

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Materials	0.5%
Real Estate	2.3%
Consumer Staples	4.5%
Short-Term Investments	5.5%
Consumer Discretionary	7.2%
Health Care	9.4%
Communication Services	10.0%
Industrials	10.1%
Financials	11.5%
Information Technology	39.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.8%
ROBLOX Corp.	7.3%
IonQ, Inc.	7.2%
Affirm Holdings, Inc.	6.4%
QXO, Inc.	5.4%
Royalty Pharma PLC	4.4%
Core & Main, Inc.	3.9%
Oddity Tech Ltd.	3.8%
MongoDB, Inc.	3.6%
Strategy, Inc.	3.4%
Total	58.2%

Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

MSKLX -TSR-AR

Morgan Stanley Institutional Fund Trust - Discovery Portfolio

Class R6 MMCGX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Fund Trust - Discovery Portfolio for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$79	0.62%

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the Russell Midcap® Growth Index:

↑ Stock selection in information technology, led by a global cloud platform that provides security, performance and reliability services to the applications of its customers.

↑ Stock selection in financials, driven by the strong performance of a leading buy-now-pay-later payments platform.

↑ Stock selection in consumer discretionary, led by a leading seller of used cars online in the United States.

↓ Stock selection in health care, weighed down by underperformance from a health care services provider offering its platform to a network of community-based physicians looking to transition from a traditional fee-for-service reimbursement model and towards a value-based care model.

↓ Stock selection in real estate, where a large landowner in the Permian Basin of Texas that generates revenue primarily from oil, gas, and water lease royalties, was the largest underperformer.

↓ Lack of exposure to utilities

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Russell 3000® Index	Russell Midcap® Growth Index
9/15	$5,000,000	$5,000,000	$5,000,000
10/15	$5,022,204	$5,394,926	$5,314,690
11/15	$5,163,752	$5,424,833	$5,326,297
12/15	$5,150,642	$5,313,486	$5,205,906
1/16	$4,562,132	$5,013,671	$4,811,818
2/16	$4,367,531	$5,012,057	$4,887,234
3/16	$4,661,001	$5,364,936	$5,236,054
4/16	$4,675,126	$5,398,185	$5,232,874
5/16	$4,719,068	$5,494,761	$5,318,692
6/16	$4,767,718	$5,506,059	$5,317,877
7/16	$5,070,604	$5,724,578	$5,581,247
8/16	$5,073,743	$5,739,180	$5,564,852
9/16	$5,012,538	$5,748,202	$5,562,070
10/16	$4,715,929	$5,623,837	$5,336,100
11/16	$4,639,030	$5,875,515	$5,568,080
12/16	$4,465,448	$5,990,165	$5,587,423
1/17	$4,818,736	$6,102,911	$5,773,708
2/17	$4,883,678	$6,329,888	$5,939,734
3/17	$5,023,954	$6,334,195	$5,972,646
4/17	$5,244,759	$6,401,336	$6,061,248
5/17	$5,652,598	$6,466,847	$6,205,980
6/17	$5,688,966	$6,525,207	$6,224,387
7/17	$5,730,529	$6,648,239	$6,328,373
8/17	$5,883,793	$6,661,048	$6,373,030
9/17	$5,826,644	$6,823,497	$6,553,225
10/17	$6,000,690	$6,972,400	$6,736,599
11/17	$6,216,299	$7,184,118	$6,961,761
12/17	$6,222,609	$7,255,923	$6,999,253
1/18	$6,688,296	$7,638,387	$7,395,259
2/18	$6,768,966	$7,356,839	$7,163,128
3/18	$6,743,299	$7,209,157	$7,151,443
4/18	$6,658,962	$7,236,557	$7,083,904
5/18	$7,388,661	$7,440,847	$7,348,856
6/18	$7,616,004	$7,489,509	$7,377,246
7/18	$7,450,997	$7,738,055	$7,535,603
8/18	$8,481,376	$8,009,798	$7,969,946
9/18	$8,617,048	$8,023,057	$7,936,040
10/18	$7,645,339	$7,432,297	$7,150,187
11/18	$7,722,342	$7,581,156	$7,332,062
12/18	$6,983,899	$6,875,582	$6,666,744
1/19	$8,005,933	$7,465,741	$7,432,829
2/19	$8,696,254	$7,728,305	$7,868,663
3/19	$8,835,215	$7,841,152	$7,974,826
4/19	$9,350,715	$8,154,264	$8,333,453
5/19	$9,328,302	$7,626,586	$7,854,031
6/19	$9,964,832	$8,162,253	$8,405,612
7/19	$10,395,162	$8,283,585	$8,601,862
8/19	$10,112,758	$8,114,721	$8,445,181
9/19	$9,027,967	$8,257,142	$8,349,001
10/19	$9,045,898	$8,434,892	$8,503,772
11/19	$9,951,384	$8,755,517	$8,926,848
12/19	$9,774,434	$9,008,322	$9,031,419
1/20	$10,478,354	$8,998,483	$9,115,927
2/20	$10,387,850	$8,261,748	$8,487,324
3/20	$9,171,074	$7,125,610	$7,221,525
4/20	$11,358,254	$8,069,327	$8,352,357
5/20	$13,696,274	$8,500,863	$9,191,389
6/20	$15,576,747	$8,695,208	$9,406,825
7/20	$17,648,283	$9,188,951	$10,158,340
8/20	$18,714,219	$9,854,639	$10,434,698
9/20	$19,468,419	$9,495,822	$10,288,581
10/20	$19,211,991	$9,290,872	$10,301,194
11/20	$22,867,348	$10,421,135	$11,684,835
12/20	$23,718,869	$10,889,962	$12,245,383
1/21	$25,762,107	$10,841,524	$12,204,492
2/21	$26,383,728	$11,180,400	$12,412,918
3/21	$23,205,356	$11,581,138	$12,176,166
4/21	$23,870,220	$12,178,136	$12,860,310
5/21	$22,578,330	$12,233,729	$12,663,778
6/21	$25,486,432	$12,535,400	$13,524,325
7/21	$24,102,651	$12,747,381	$13,663,622
8/21	$24,308,056	$13,110,908	$14,104,656
9/21	$23,064,816	$12,522,649	$13,421,547
10/21	$25,659,405	$13,369,488	$14,362,601
11/21	$23,843,193	$13,165,986	$13,755,753
12/21	$20,917,532	$13,684,446	$13,804,002
1/22	$16,145,085	$12,879,305	$12,022,674
2/22	$15,840,461	$12,554,885	$11,876,727
3/22	$14,999,118	$12,962,118	$12,067,413
4/22	$11,568,468	$11,798,868	$10,708,626
5/22	$9,450,605	$11,783,049	$10,294,110
6/22	$8,747,068	$10,797,295	$9,524,597
7/22	$10,009,082	$11,810,275	$10,690,183
8/22	$10,088,865	$11,369,524	$10,340,031
9/22	$8,950,151	$10,315,238	$9,462,402
10/22	$9,015,427	$11,161,149	$10,206,074
11/22	$8,493,214	$11,743,719	$10,761,320
12/22	$7,666,377	$11,056,084	$10,115,442
1/23	$8,979,162	$11,817,546	$10,998,141
2/23	$8,645,526	$11,541,338	$10,889,562
3/23	$8,950,151	$11,849,944	$11,039,579
4/23	$8,348,155	$11,976,197	$10,879,670
5/23	$9,058,945	$12,022,794	$10,886,391
6/23	$9,958,312	$12,843,776	$11,727,817
7/23	$10,828,667	$13,304,183	$12,082,686
8/23	$9,718,964	$13,047,363	$11,684,334
9/23	$9,204,004	$12,425,862	$11,115,160
10/23	$8,377,167	$12,096,468	$10,547,968
11/23	$9,602,917	$13,224,443	$11,834,801
12/23	$11,256,591	$13,925,893	$12,731,987
1/24	$10,313,707	$14,080,229	$12,663,394
2/24	$11,677,263	$14,842,400	$13,615,516
3/24	$12,119,693	$15,321,177	$13,941,087
4/24	$10,872,184	$14,647,018	$13,131,446
5/24	$10,915,702	$15,339,047	$13,271,425
6/24	$11,307,362	$15,813,904	$13,493,110
7/24	$11,553,963	$16,107,868	$13,574,887
8/24	$12,301,017	$16,458,516	$13,912,156
9/24	$13,040,819	$16,798,974	$14,375,739
10/24	$14,034,474	$16,675,610	$14,626,877
11/24	$16,957,416	$17,784,940	$16,576,451
12/24	$16,036,291	$17,241,339	$15,546,151
1/25	$17,457,871	$17,785,617	$16,537,985
2/25	$16,355,421	$17,444,774	$15,595,632
3/25	$14,883,070	$16,427,212	$14,439,239
4/25	$16,036,291	$16,317,002	$14,924,234
5/25	$18,074,372	$17,351,272	$16,355,024
6/25	$19,459,687	$18,232,766	$17,067,442
7/25	$20,097,947	$18,634,299	$17,414,138
8/25	$20,119,706	$19,065,532	$17,588,358
9/25	$20,177,730	$19,723,509	$17,541,799

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6	54.73%	0.72%	14.97%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Growth Index	22.02%	11.26%	13.37%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,231,203,435
# of Portfolio Holdings	37
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$5,523,630

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Materials	0.5%
Real Estate	2.3%
Consumer Staples	4.5%
Short-Term Investments	5.5%
Consumer Discretionary	7.2%
Health Care	9.4%
Communication Services	10.0%
Industrials	10.1%
Financials	11.5%
Information Technology	39.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.8%
ROBLOX Corp.	7.3%
IonQ, Inc.	7.2%
Affirm Holdings, Inc.	6.4%
QXO, Inc.	5.4%
Royalty Pharma PLC	4.4%
Core & Main, Inc.	3.9%
Oddity Tech Ltd.	3.8%
MongoDB, Inc.	3.6%
Strategy, Inc.	3.4%
Total	58.2%

Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

MMCGX -TSR-AR

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Class A MBAAX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	1.03%

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the MSCI All Country World Index:

↓ Overweight global fixed income, which underperformed the all-equity benchmark as global equities outperformed driven primarily by a narrow set of information technology and related industries.

↓ Overweight U.S. small-capitalization versus U.S. large-capitalization equities, as U.S. large-cap equities, led by technology stocks, strongly outperformed small caps.

↓ Underweight U.S. cyclical industries versus overweight to U.S. defensives industries, a proxy for U.S. market bearishness, detracted due to strong, growth-driven cyclical outperformance.

↑ Overweight positions in emerging market debt, specifically local government bonds in China, Brazil, Mexico and Thailand, as local central banks eased monetary policy and inflation rates stabilized or dropped.

↑ Underweight U.S. dollar versus Turkish lira and euro, as improving local macroeconomic conditions in both areas and policy rate differentials were favorable.

↑ Overweight European versus U.S. equities, European bank stocks versus European equities and European vs. U.S. domestically sensitive equities, which benefited from European assets’ relative cheapness and improving European macroeconomic conditions.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with maximum sales charge	MSCI All Country World Index	Customized MSIM Global Allocation Index
9/15	$9,477	$10,000	$10,000
10/15	$9,915	$10,785	$10,480
11/15	$9,797	$10,696	$10,338
12/15	$9,651	$10,503	$10,226
1/16	$9,370	$9,869	$9,870
2/16	$9,291	$9,802	$9,893
3/16	$9,860	$10,528	$10,427
4/16	$10,024	$10,683	$10,596
5/16	$9,946	$10,697	$10,563
6/16	$9,880	$10,632	$10,624
7/16	$10,142	$11,090	$10,889
8/16	$10,188	$11,128	$10,887
9/16	$10,233	$11,196	$10,959
10/16	$10,031	$11,006	$10,758
11/16	$10,004	$11,089	$10,686
12/16	$10,158	$11,329	$10,819
1/17	$10,323	$11,639	$11,042
2/17	$10,475	$11,965	$11,247
3/17	$10,614	$12,112	$11,318
4/17	$10,798	$12,300	$11,457
5/17	$10,990	$12,572	$11,659
6/17	$11,049	$12,629	$11,686
7/17	$11,247	$12,982	$11,961
8/17	$11,273	$13,032	$12,036
9/17	$11,425	$13,283	$12,132
10/17	$11,544	$13,559	$12,265
11/17	$11,709	$13,822	$12,462
12/17	$11,811	$14,045	$12,599
1/18	$12,196	$14,837	$13,086
2/18	$11,874	$14,214	$12,710
3/18	$11,853	$13,910	$12,601
4/18	$11,825	$14,042	$12,592
5/18	$11,699	$14,060	$12,563
6/18	$11,657	$13,984	$12,500
7/18	$11,867	$14,406	$12,718
8/18	$11,825	$14,519	$12,783
9/18	$11,846	$14,582	$12,773
10/18	$11,306	$13,489	$12,141
11/18	$11,432	$13,686	$12,263
12/18	$11,038	$12,722	$11,844
1/19	$11,662	$13,727	$12,477
2/19	$11,790	$14,094	$12,649
3/19	$11,926	$14,271	$12,807
4/19	$12,151	$14,753	$13,052
5/19	$11,782	$13,878	$12,658
6/19	$12,327	$14,787	$13,267
7/19	$12,271	$14,830	$13,276
8/19	$12,127	$14,478	$13,195
9/19	$12,247	$14,783	$13,308
10/19	$12,487	$15,188	$13,562
11/19	$12,631	$15,558	$13,719
12/19	$12,987	$16,106	$14,041
1/20	$12,760	$15,928	$14,020
2/20	$12,060	$14,642	$13,378
3/20	$10,710	$12,665	$12,175
4/20	$11,532	$14,022	$13,053
5/20	$11,906	$14,632	$13,416
6/20	$12,182	$15,099	$13,721
7/20	$12,727	$15,898	$14,332
8/20	$13,199	$16,871	$14,849
9/20	$12,939	$16,327	$14,541
10/20	$12,751	$15,930	$14,334
11/20	$13,939	$17,894	$15,498
12/20	$14,443	$18,724	$16,013
1/21	$14,410	$18,639	$15,913
2/21	$14,664	$19,071	$16,025
3/21	$14,862	$19,580	$16,158
4/21	$15,273	$20,436	$16,664
5/21	$15,618	$20,754	$16,882
6/21	$15,454	$21,028	$16,956
7/21	$15,495	$21,173	$17,116
8/21	$15,634	$21,703	$17,345
9/21	$15,232	$20,806	$16,792
10/21	$15,544	$21,868	$17,290
11/21	$15,273	$21,342	$17,020
12/21	$15,647	$22,195	$17,419
1/22	$15,275	$21,105	$16,763
2/22	$14,983	$20,560	$16,423
3/22	$14,903	$21,005	$16,437
4/22	$13,866	$19,324	$15,287
5/22	$14,061	$19,347	$15,314
6/22	$12,954	$17,716	$14,343
7/22	$13,565	$18,953	$15,066
8/22	$12,954	$18,255	$14,496
9/22	$11,882	$16,508	$13,365
10/22	$12,316	$17,504	$13,812
11/22	$13,255	$18,862	$14,715
12/22	$12,987	$18,119	$14,399
1/23	$13,816	$19,418	$15,208
2/23	$13,299	$18,862	$14,744
3/23	$13,620	$19,443	$15,203
4/23	$13,700	$19,723	$15,361
5/23	$13,442	$19,511	$15,142
6/23	$13,941	$20,644	$15,669
7/23	$14,315	$21,400	$16,057
8/23	$13,985	$20,802	$15,700
9/23	$13,468	$19,942	$15,127
10/23	$13,183	$19,342	$14,782
11/23	$14,154	$21,127	$15,899
12/23	$14,796	$22,142	$16,621
1/24	$14,689	$22,272	$16,588
2/24	$14,920	$23,228	$16,931
3/24	$15,232	$23,957	$17,288
4/24	$14,778	$23,167	$16,771
5/24	$15,286	$24,108	$17,268
6/24	$15,428	$24,644	$17,508
7/24	$15,820	$25,042	$17,871
8/24	$16,141	$25,678	$18,312
9/24	$16,435	$26,274	$18,692
10/24	$15,945	$25,685	$18,190
11/24	$16,328	$26,645	$18,623
12/24	$15,868	$26,015	$18,199
1/25	$16,242	$26,888	$18,607
2/25	$16,351	$26,726	$18,646
3/25	$16,141	$25,670	$18,250
4/25	$16,406	$25,909	$18,567
5/25	$16,898	$27,399	$19,180
6/25	$17,455	$28,629	$19,843
7/25	$17,418	$29,017	$19,886
8/25	$17,838	$29,734	$20,296
9/25	$18,230	$30,811	$20,790

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	10.92%	7.10%	6.76%
Class A, with 5.25% maximum front end sales charge	5.11%	5.95%	6.19%
MSCI All Country World Index	17.27%	13.54%	11.91%
Customized MSIM Global Allocation IndexFootnote Reference1	11.22%	7.41%	7.59%
Footnote	Description
Footnote[1]	The Customized MSIM Global Allocation Index is a performance linked benchmark comprised of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate Index for periods after May 31, 2017. Prior to May 31, 2017, the Customized MSIM Global Allocation Index consisted of 60% MSCI All Country World Index, 30% Bloomberg Global Aggregate Index, 5% S&P GSCI Light Energy Index and 5% ICE BofA U.S. Dollar 1-Month LIBID Average Index.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$571,810,125
# of Portfolio Holdings	1,447
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$2,494,414

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Warrants	0.0%Footnote Reference†
Municipal Bonds	0.0%Footnote Reference†
Rights	0.0%Footnote Reference†
Supranational	0.4%
Commercial Mortgage-Backed Securities	0.5%
Asset-Backed Securities	0.9%
Mortgages - Other	1.5%
Agency Fixed Rate Mortgages	4.3%
U.S. Treasury Securities	6.3%
Corporate Bonds	7.0%
Short-Term Investments	11.6%
Sovereign	19.8%
Common Stocks	47.7%
Footnote	Description
Footnote†	Amount is less than 0.05%

Geographic Allocation (% of total investments)

North America
69.5%
Europe
19.0%
Asia
8.1%
Oceania
2.6%
Multi National
0.4%
South America
0.4%
Africa
0.0%†

Value	Value
Africa	0.0%Footnote Reference†
South America	0.4%
Multi National	0.4%
Oceania	2.6%
Asia	8.1%
Europe	19.0%
North America	69.5%
Footnote	Description
Footnote†	Amount is less than 0.05%

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2026 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-869-6397.

Effective October 1, 2025, Rui De Figueiredo, Ph.D., Ryan Meredith, Jim Caron, Steven Turner and Damon Wu began serving as portfolio managers of the Fund. Mark A. Bavoso will continue to serve as a portfolio manager of the Fund. Prior to October 1, 2025, the Fund was managed by Cyril Moulle-Berteaux and Mark A. Bavoso.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

MBAAX -TSR-AR

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Class C MSSOX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.82%

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the MSCI All Country World Index:

↓ Overweight global fixed income, which underperformed the all-equity benchmark as global equities outperformed driven primarily by a narrow set of information technology and related industries.

↓ Overweight U.S. small-capitalization versus U.S. large-capitalization equities, as U.S. large-cap equities, led by technology stocks, strongly outperformed small caps.

↓ Underweight U.S. cyclical industries versus overweight to U.S. defensives industries, a proxy for U.S. market bearishness, detracted due to strong, growth-driven cyclical outperformance.

↑ Overweight positions in emerging market debt, specifically local government bonds in China, Brazil, Mexico and Thailand, as local central banks eased monetary policy and inflation rates stabilized or dropped.

↑ Underweight U.S. dollar versus Turkish lira and euro, as improving local macroeconomic conditions in both areas and policy rate differentials were favorable.

↑ Overweight European versus U.S. equities, European bank stocks versus European equities and European vs. U.S. domestically sensitive equities, which benefited from European assets’ relative cheapness and improving European macroeconomic conditions.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI All Country World Index	Customized MSIM Global Allocation Index
9/15	$10,000	$10,000	$10,000
10/15	$10,458	$10,785	$10,480
11/15	$10,326	$10,696	$10,338
12/15	$10,164	$10,503	$10,226
1/16	$9,865	$9,869	$9,870
2/16	$9,775	$9,802	$9,893
3/16	$10,365	$10,528	$10,427
4/16	$10,532	$10,683	$10,596
5/16	$10,442	$10,697	$10,563
6/16	$10,365	$10,632	$10,624
7/16	$10,636	$11,090	$10,889
8/16	$10,678	$11,128	$10,887
9/16	$10,713	$11,196	$10,959
10/16	$10,490	$11,006	$10,758
11/16	$10,456	$11,089	$10,686
12/16	$10,615	$11,329	$10,819
1/17	$10,775	$11,639	$11,042
2/17	$10,928	$11,965	$11,247
3/17	$11,060	$12,112	$11,318
4/17	$11,248	$12,300	$11,457
5/17	$11,442	$12,572	$11,659
6/17	$11,498	$12,629	$11,686
7/17	$11,692	$12,982	$11,961
8/17	$11,713	$13,032	$12,036
9/17	$11,866	$13,283	$12,132
10/17	$11,984	$13,559	$12,265
11/17	$12,144	$13,822	$12,462
12/17	$12,238	$14,045	$12,599
1/18	$12,634	$14,837	$13,086
2/18	$12,290	$14,214	$12,710
3/18	$12,260	$13,910	$12,601
4/18	$12,224	$14,042	$12,592
5/18	$12,092	$14,060	$12,563
6/18	$12,033	$13,984	$12,500
7/18	$12,246	$14,406	$12,718
8/18	$12,187	$14,519	$12,783
9/18	$12,202	$14,582	$12,773
10/18	$11,637	$13,489	$12,141
11/18	$11,762	$13,686	$12,263
12/18	$11,355	$12,722	$11,844
1/19	$11,988	$13,727	$12,477
2/19	$12,105	$14,094	$12,649
3/19	$12,238	$14,271	$12,807
4/19	$12,463	$14,753	$13,052
5/19	$12,072	$13,878	$12,658
6/19	$12,630	$14,787	$13,267
7/19	$12,563	$14,830	$13,276
8/19	$12,405	$14,478	$13,195
9/19	$12,513	$14,783	$13,308
10/19	$12,755	$15,188	$13,562
11/19	$12,888	$15,558	$13,719
12/19	$13,251	$16,106	$14,041
1/20	$13,005	$15,928	$14,020
2/20	$12,286	$14,642	$13,378
3/20	$10,905	$12,665	$12,175
4/20	$11,735	$14,022	$13,053
5/20	$12,108	$14,632	$13,416
6/20	$12,379	$15,099	$13,721
7/20	$12,921	$15,898	$14,332
8/20	$13,395	$16,871	$14,849
9/20	$13,115	$16,327	$14,541
10/20	$12,921	$15,930	$14,334
11/20	$14,114	$17,894	$15,498
12/20	$14,611	$18,724	$16,013
1/21	$14,569	$18,639	$15,913
2/21	$14,815	$19,071	$16,025
3/21	$15,011	$19,580	$16,158
4/21	$15,410	$20,436	$16,664
5/21	$15,750	$20,754	$16,882
6/21	$15,572	$21,028	$16,956
7/21	$15,606	$21,173	$17,116
8/21	$15,733	$21,703	$17,345
9/21	$15,317	$20,806	$16,792
10/21	$15,623	$21,868	$17,290
11/21	$15,342	$21,342	$17,020
12/21	$15,703	$22,195	$17,419
1/22	$15,318	$21,105	$16,763
2/22	$15,017	$20,560	$16,423
3/22	$14,925	$21,005	$16,437
4/22	$13,883	$19,324	$15,287
5/22	$14,066	$19,347	$15,314
6/22	$12,950	$17,716	$14,343
7/22	$13,553	$18,953	$15,066
8/22	$12,931	$18,255	$14,496
9/22	$11,852	$16,508	$13,365
10/22	$12,282	$17,504	$13,812
11/22	$13,206	$18,862	$14,715
12/22	$12,934	$18,119	$14,399
1/23	$13,751	$19,418	$15,208
2/23	$13,227	$18,862	$14,744
3/23	$13,539	$19,443	$15,203
4/23	$13,604	$19,723	$15,361
5/23	$13,337	$19,511	$15,142
6/23	$13,824	$20,644	$15,669
7/23	$14,191	$21,400	$16,057
8/23	$13,852	$20,802	$15,700
9/23	$13,328	$19,942	$15,127
10/23	$13,046	$19,342	$14,782
11/23	$14,007	$21,127	$15,899
12/23	$14,642	$22,142	$16,621
1/24	$14,536	$22,272	$16,588
2/24	$14,765	$23,228	$16,931
3/24	$15,074	$23,957	$17,288
4/24	$14,624	$23,167	$16,771
5/24	$15,127	$24,108	$17,268
6/24	$15,268	$24,644	$17,508
7/24	$15,655	$25,042	$17,871
8/24	$15,973	$25,678	$18,312
9/24	$16,264	$26,274	$18,692
10/24	$15,779	$25,685	$18,190
11/24	$16,158	$26,645	$18,623
12/24	$15,703	$26,015	$18,199
1/25	$16,073	$26,888	$18,607
2/25	$16,181	$26,726	$18,646
3/25	$15,973	$25,670	$18,250
4/25	$16,235	$25,909	$18,567
5/25	$16,722	$27,399	$19,180
6/25	$17,273	$28,629	$19,843
7/25	$17,237	$29,017	$19,886
8/25	$17,652	$29,734	$20,296
9/25	$18,040	$30,811	$20,790

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	10.11%	6.25%	6.08%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	9.11%	6.25%	6.08%
MSCI All Country World Index	17.27%	13.54%	11.91%
Customized MSIM Global Allocation IndexFootnote Reference1	11.22%	7.41%	7.59%
Footnote	Description
Footnote[1]	The Customized MSIM Global Allocation Index is a performance linked benchmark comprised of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate Index for periods after May 31, 2017. Prior to May 31, 2017, the Customized MSIM Global Allocation Index consisted of 60% MSCI All Country World Index, 30% Bloomberg Global Aggregate Index, 5% S&P GSCI Light Energy Index and 5% ICE BofA U.S. Dollar 1-Month LIBID Average Index.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$571,810,125
# of Portfolio Holdings	1,447
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$2,494,414

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Warrants	0.0%Footnote Reference†
Municipal Bonds	0.0%Footnote Reference†
Rights	0.0%Footnote Reference†
Supranational	0.4%
Commercial Mortgage-Backed Securities	0.5%
Asset-Backed Securities	0.9%
Mortgages - Other	1.5%
Agency Fixed Rate Mortgages	4.3%
U.S. Treasury Securities	6.3%
Corporate Bonds	7.0%
Short-Term Investments	11.6%
Sovereign	19.8%
Common Stocks	47.7%
Footnote	Description
Footnote†	Amount is less than 0.05%

Geographic Allocation (% of total investments)

Value	Value
Africa	0.0%Footnote Reference†
South America	0.4%
Multi National	0.4%
Oceania	2.6%
Asia	8.1%
Europe	19.0%
North America	69.5%
Footnote	Description
Footnote†	Amount is less than 0.05%

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2026 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-869-6397.

Effective October 1, 2025, Rui De Figueiredo, Ph.D., Ryan Meredith, Jim Caron, Steven Turner and Damon Wu began serving as portfolio managers of the Fund. Mark A. Bavoso will continue to serve as a portfolio manager of the Fund. Prior to October 1, 2025, the Fund was managed by Cyril Moulle-Berteaux and Mark A. Bavoso.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

MSSOX -TSR-AR

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Class I MPBAX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$76	0.72%

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the MSCI All Country World Index:

↓ Overweight global fixed income, which underperformed the all-equity benchmark as global equities outperformed driven primarily by a narrow set of information technology and related industries.

↓ Overweight U.S. small-capitalization versus U.S. large-capitalization equities, as U.S. large-cap equities, led by technology stocks, strongly outperformed small caps.

↓ Underweight U.S. cyclical industries versus overweight to U.S. defensives industries, a proxy for U.S. market bearishness, detracted due to strong, growth-driven cyclical outperformance.

↑ Overweight positions in emerging market debt, specifically local government bonds in China, Brazil, Mexico and Thailand, as local central banks eased monetary policy and inflation rates stabilized or dropped.

↑ Underweight U.S. dollar versus Turkish lira and euro, as improving local macroeconomic conditions in both areas and policy rate differentials were favorable.

↑ Overweight European versus U.S. equities, European bank stocks versus European equities and European vs. U.S. domestically sensitive equities, which benefited from European assets’ relative cheapness and improving European macroeconomic conditions.

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI All Country World Index	Customized MSIM Global Allocation Index
9/15	$1,000,000	$1,000,000	$1,000,000
10/15	$1,047,325	$1,078,482	$1,048,046
11/15	$1,034,979	$1,069,578	$1,033,848
12/15	$1,019,629	$1,050,290	$1,022,572
1/16	$990,104	$986,946	$987,036
2/16	$981,865	$980,153	$989,331
3/16	$1,042,974	$1,052,792	$1,042,726
4/16	$1,060,826	$1,068,332	$1,059,593
5/16	$1,051,900	$1,069,682	$1,056,348
6/16	$1,045,720	$1,063,202	$1,062,361
7/16	$1,073,872	$1,109,022	$1,088,883
8/16	$1,079,365	$1,112,752	$1,088,714
9/16	$1,084,171	$1,119,571	$1,095,927
10/16	$1,062,199	$1,100,569	$1,075,759
11/16	$1,060,139	$1,108,933	$1,068,635
12/16	$1,076,493	$1,132,888	$1,081,933
1/17	$1,094,550	$1,163,865	$1,104,166
2/17	$1,110,524	$1,196,512	$1,124,695
3/17	$1,125,803	$1,211,150	$1,131,771
4/17	$1,145,250	$1,230,025	$1,145,721
5/17	$1,166,085	$1,257,188	$1,165,851
6/17	$1,172,336	$1,262,905	$1,168,623
7/17	$1,193,866	$1,298,199	$1,196,077
8/17	$1,197,338	$1,303,172	$1,203,566
9/17	$1,214,006	$1,328,350	$1,213,182
10/17	$1,226,508	$1,355,933	$1,226,461
11/17	$1,244,565	$1,382,182	$1,246,154
12/17	$1,255,972	$1,404,465	$1,259,935
1/18	$1,297,418	$1,483,700	$1,308,590
2/18	$1,262,633	$1,421,387	$1,270,970
3/18	$1,261,152	$1,390,960	$1,260,057
4/18	$1,258,192	$1,404,243	$1,259,204
5/18	$1,245,610	$1,405,996	$1,256,327
6/18	$1,241,169	$1,398,382	$1,250,010
7/18	$1,264,113	$1,440,553	$1,271,793
8/18	$1,259,672	$1,451,870	$1,278,322
9/18	$1,261,893	$1,458,189	$1,277,252
10/18	$1,204,904	$1,348,914	$1,214,115
11/18	$1,218,226	$1,368,643	$1,226,288
12/18	$1,176,931	$1,272,243	$1,184,382
1/19	$1,243,869	$1,372,699	$1,247,706
2/19	$1,258,274	$1,409,414	$1,264,856
3/19	$1,272,678	$1,427,139	$1,280,735
4/19	$1,297,250	$1,475,327	$1,305,165
5/19	$1,257,426	$1,387,812	$1,265,781
6/19	$1,316,739	$1,478,686	$1,326,737
7/19	$1,310,808	$1,483,019	$1,327,595
8/19	$1,295,556	$1,447,838	$1,319,497
9/19	$1,309,113	$1,478,303	$1,330,787
10/19	$1,335,380	$1,518,762	$1,356,185
11/19	$1,350,632	$1,555,837	$1,371,936
12/19	$1,389,295	$1,610,626	$1,404,124
1/20	$1,365,148	$1,592,836	$1,401,987
2/20	$1,290,984	$1,464,183	$1,337,816
3/20	$1,146,104	$1,266,513	$1,217,460
4/20	$1,234,929	$1,402,188	$1,305,273
5/20	$1,275,461	$1,463,171	$1,341,624
6/20	$1,305,644	$1,509,923	$1,372,113
7/20	$1,364,286	$1,589,778	$1,433,158
8/20	$1,415,167	$1,687,081	$1,484,914
9/20	$1,386,708	$1,632,684	$1,454,050
10/20	$1,367,736	$1,592,996	$1,433,399
11/20	$1,495,368	$1,789,353	$1,549,835
12/20	$1,549,498	$1,872,432	$1,601,337
1/21	$1,546,876	$1,863,916	$1,591,326
2/21	$1,573,968	$1,907,091	$1,602,486
3/21	$1,595,817	$1,958,028	$1,615,836
4/21	$1,640,388	$2,043,638	$1,666,390
5/21	$1,677,967	$2,075,442	$1,688,210
6/21	$1,660,489	$2,102,790	$1,695,600
7/21	$1,665,732	$2,117,280	$1,711,638
8/21	$1,680,589	$2,170,274	$1,734,496
9/21	$1,637,766	$2,080,621	$1,679,176
10/21	$1,671,850	$2,186,823	$1,728,980
11/21	$1,643,010	$2,134,163	$1,701,976
12/21	$1,683,963	$2,219,531	$1,741,873
1/22	$1,644,319	$2,110,524	$1,676,266
2/22	$1,614,113	$2,056,015	$1,642,321
3/22	$1,605,618	$2,100,547	$1,643,658
4/22	$1,494,234	$1,932,415	$1,528,700
5/22	$1,515,945	$1,934,676	$1,531,442
6/22	$1,396,066	$1,771,590	$1,434,329
7/22	$1,462,141	$1,895,305	$1,506,624
8/22	$1,397,954	$1,825,529	$1,449,563
9/22	$1,281,851	$1,650,773	$1,336,512
10/22	$1,329,047	$1,750,392	$1,381,228
11/22	$1,430,047	$1,886,158	$1,471,508
12/22	$1,402,583	$1,811,936	$1,439,948
1/23	$1,492,797	$1,941,810	$1,520,784
2/23	$1,436,769	$1,886,158	$1,474,409
3/23	$1,471,905	$1,944,313	$1,520,334
4/23	$1,480,452	$1,972,258	$1,536,129
5/23	$1,452,913	$1,951,134	$1,514,246
6/23	$1,507,041	$2,064,418	$1,566,950
7/23	$1,548,824	$2,139,993	$1,605,708
8/23	$1,512,739	$2,080,193	$1,569,999
9/23	$1,457,661	$1,994,175	$1,512,701
10/23	$1,426,323	$1,934,217	$1,478,179
11/23	$1,532,680	$2,112,737	$1,589,853
12/23	$1,602,952	$2,214,220	$1,662,104
1/24	$1,591,557	$2,227,200	$1,658,776
2/24	$1,616,247	$2,322,777	$1,693,148
3/24	$1,651,382	$2,395,705	$1,728,772
4/24	$1,602,002	$2,316,663	$1,677,098
5/24	$1,657,080	$2,410,751	$1,726,758
6/24	$1,673,224	$2,464,444	$1,750,824
7/24	$1,715,956	$2,504,189	$1,787,105
8/24	$1,751,092	$2,567,787	$1,831,250
9/24	$1,783,379	$2,627,439	$1,869,241
10/24	$1,731,150	$2,568,462	$1,819,004
11/24	$1,772,933	$2,664,532	$1,862,306
12/24	$1,722,841	$2,601,458	$1,819,875
1/25	$1,763,769	$2,688,778	$1,860,669
2/25	$1,776,437	$2,672,580	$1,864,587
3/25	$1,754,024	$2,567,001	$1,824,986
4/25	$1,783,258	$2,590,942	$1,856,651
5/25	$1,837,828	$2,739,866	$1,918,044
6/25	$1,898,244	$2,862,889	$1,984,256
7/25	$1,895,321	$2,901,715	$1,988,580
8/25	$1,941,120	$2,973,361	$2,029,602
9/25	$1,983,996	$3,081,122	$2,079,039

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I	11.25%	7.43%	7.09%
MSCI All Country World Index	17.27%	13.54%	11.91%
Customized MSIM Global Allocation IndexFootnote Reference1	11.22%	7.41%	7.59%
Footnote	Description
Footnote[1]	The Customized MSIM Global Allocation Index is a performance linked benchmark comprised of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate Index for periods after May 31, 2017. Prior to May 31, 2017, the Customized MSIM Global Allocation Index consisted of 60% MSCI All Country World Index, 30% Bloomberg Global Aggregate Index, 5% S&P GSCI Light Energy Index and 5% ICE BofA U.S. Dollar 1-Month LIBID Average Index.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$571,810,125
# of Portfolio Holdings	1,447
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$2,494,414

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Warrants	0.0%Footnote Reference†
Municipal Bonds	0.0%Footnote Reference†
Rights	0.0%Footnote Reference†
Supranational	0.4%
Commercial Mortgage-Backed Securities	0.5%
Asset-Backed Securities	0.9%
Mortgages - Other	1.5%
Agency Fixed Rate Mortgages	4.3%
U.S. Treasury Securities	6.3%
Corporate Bonds	7.0%
Short-Term Investments	11.6%
Sovereign	19.8%
Common Stocks	47.7%
Footnote	Description
Footnote†	Amount is less than 0.05%

Geographic Allocation (% of total investments)

Value	Value
Africa	0.0%Footnote Reference†
South America	0.4%
Multi National	0.4%
Oceania	2.6%
Asia	8.1%
Europe	19.0%
North America	69.5%
Footnote	Description
Footnote†	Amount is less than 0.05%

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2026 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-869-6397.

Effective October 1, 2025, Rui De Figueiredo, Ph.D., Ryan Meredith, Jim Caron, Steven Turner and Damon Wu began serving as portfolio managers of the Fund. Mark A. Bavoso will continue to serve as a portfolio manager of the Fund. Prior to October 1, 2025, the Fund was managed by Cyril Moulle-Berteaux and Mark A. Bavoso.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

MPBAX -TSR-AR

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Class L MSDLX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$164	1.56%

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the MSCI All Country World Index:

↓ Overweight global fixed income, which underperformed the all-equity benchmark as global equities outperformed driven primarily by a narrow set of information technology and related industries.

↓ Overweight U.S. small-capitalization versus U.S. large-capitalization equities, as U.S. large-cap equities, led by technology stocks, strongly outperformed small caps.

↓ Underweight U.S. cyclical industries versus overweight to U.S. defensives industries, a proxy for U.S. market bearishness, detracted due to strong, growth-driven cyclical outperformance.

↑ Overweight positions in emerging market debt, specifically local government bonds in China, Brazil, Mexico and Thailand, as local central banks eased monetary policy and inflation rates stabilized or dropped.

↑ Underweight U.S. dollar versus Turkish lira and euro, as improving local macroeconomic conditions in both areas and policy rate differentials were favorable.

↑ Overweight European versus U.S. equities, European bank stocks versus European equities and European vs. U.S. domestically sensitive equities, which benefited from European assets’ relative cheapness and improving European macroeconomic conditions.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class L	MSCI All Country World Index	Customized MSIM Global Allocation Index
9/15	$10,000	$10,000	$10,000
10/15	$10,465	$10,785	$10,480
11/15	$10,333	$10,696	$10,338
12/15	$10,171	$10,503	$10,226
1/16	$9,872	$9,869	$9,870
2/16	$9,789	$9,802	$9,893
3/16	$10,386	$10,528	$10,427
4/16	$10,553	$10,683	$10,596
5/16	$10,463	$10,697	$10,563
6/16	$10,386	$10,632	$10,624
7/16	$10,664	$11,090	$10,889
8/16	$10,706	$11,128	$10,887
9/16	$10,747	$11,196	$10,959
10/16	$10,525	$11,006	$10,758
11/16	$10,497	$11,089	$10,686
12/16	$10,657	$11,329	$10,819
1/17	$10,824	$11,639	$11,042
2/17	$10,977	$11,965	$11,247
3/17	$11,116	$12,112	$11,318
4/17	$11,304	$12,300	$11,457
5/17	$11,499	$12,572	$11,659
6/17	$11,555	$12,629	$11,686
7/17	$11,757	$12,982	$11,961
8/17	$11,777	$13,032	$12,036
9/17	$11,938	$13,283	$12,132
10/17	$12,056	$13,559	$12,265
11/17	$12,216	$13,822	$12,462
12/17	$12,318	$14,045	$12,599
1/18	$12,716	$14,837	$13,086
2/18	$12,370	$14,214	$12,710
3/18	$12,348	$13,910	$12,601
4/18	$12,318	$14,042	$12,592
5/18	$12,186	$14,060	$12,563
6/18	$12,134	$13,984	$12,500
7/18	$12,348	$14,406	$12,718
8/18	$12,296	$14,519	$12,783
9/18	$12,311	$14,582	$12,773
10/18	$11,744	$13,489	$12,141
11/18	$11,869	$13,686	$12,263
12/18	$11,461	$12,722	$11,844
1/19	$12,104	$13,727	$12,477
2/19	$12,230	$14,094	$12,649
3/19	$12,363	$14,271	$12,807
4/19	$12,589	$14,753	$13,052
5/19	$12,205	$13,878	$12,658
6/19	$12,765	$14,787	$13,267
7/19	$12,706	$14,830	$13,276
8/19	$12,547	$14,478	$13,195
9/19	$12,664	$14,783	$13,308
10/19	$12,915	$15,188	$13,562
11/19	$13,049	$15,558	$13,719
12/19	$13,413	$16,106	$14,041
1/20	$13,166	$15,928	$14,020
2/20	$12,444	$14,642	$13,378
3/20	$11,051	$12,665	$12,175
4/20	$11,892	$14,022	$13,053
5/20	$12,274	$14,632	$13,416
6/20	$12,555	$15,099	$13,721
7/20	$13,107	$15,898	$14,332
8/20	$13,591	$16,871	$14,849
9/20	$13,311	$16,327	$14,541
10/20	$13,115	$15,930	$14,334
11/20	$14,330	$17,894	$15,498
12/20	$14,842	$18,724	$16,013
1/21	$14,800	$18,639	$15,913
2/21	$15,056	$19,071	$16,025
3/21	$15,252	$19,580	$16,158
4/21	$15,663	$20,436	$16,664
5/21	$16,022	$20,754	$16,882
6/21	$15,842	$21,028	$16,956
7/21	$15,876	$21,173	$17,116
8/21	$16,004	$21,703	$17,345
9/21	$15,586	$20,806	$16,792
10/21	$15,902	$21,868	$17,290
11/21	$15,620	$21,342	$17,020
12/21	$15,990	$22,195	$17,419
1/22	$15,605	$21,105	$16,763
2/22	$15,311	$20,560	$16,423
3/22	$15,219	$21,005	$16,437
4/22	$14,154	$19,324	$15,287
5/22	$14,346	$19,347	$15,314
6/22	$13,208	$17,716	$14,343
7/22	$13,823	$18,953	$15,066
8/22	$13,198	$18,255	$14,496
9/22	$12,105	$16,508	$13,365
10/22	$12,537	$17,504	$13,812
11/22	$13,483	$18,862	$14,715
12/22	$13,208	$18,119	$14,399
1/23	$14,047	$19,418	$15,208
2/23	$13,512	$18,862	$14,744
3/23	$13,835	$19,443	$15,203
4/23	$13,909	$19,723	$15,361
5/23	$13,641	$19,511	$15,142
6/23	$14,139	$20,644	$15,669
7/23	$14,517	$21,400	$16,057
8/23	$14,176	$20,802	$15,700
9/23	$13,641	$19,942	$15,127
10/23	$13,346	$19,342	$14,782
11/23	$14,333	$21,127	$15,899
12/23	$14,969	$22,142	$16,621
1/24	$14,859	$22,272	$16,588
2/24	$15,080	$23,228	$16,931
3/24	$15,394	$23,957	$17,288
4/24	$14,932	$23,167	$16,771
5/24	$15,431	$24,108	$17,268
6/24	$15,569	$24,644	$17,508
7/24	$15,956	$25,042	$17,871
8/24	$16,270	$25,678	$18,312
9/24	$16,565	$26,274	$18,692
10/24	$16,067	$25,685	$18,190
11/24	$16,445	$26,645	$18,623
12/24	$15,974	$26,015	$18,199
1/25	$16,341	$26,888	$18,607
2/25	$16,444	$26,726	$18,646
3/25	$16,219	$25,670	$18,250
4/25	$16,482	$25,909	$18,567
5/25	$16,980	$27,399	$19,180
6/25	$17,516	$28,629	$19,843
7/25	$17,478	$29,017	$19,886
8/25	$17,892	$29,734	$20,296
9/25	$18,278	$30,811	$20,790

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class L	10.34%	6.55%	6.22%
MSCI All Country World Index	17.27%	13.54%	11.91%
Customized MSIM Global Allocation IndexFootnote Reference1	11.22%	7.41%	7.59%
Footnote	Description
Footnote[1]	The Customized MSIM Global Allocation Index is a performance linked benchmark comprised of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate Index for periods after May 31, 2017. Prior to May 31, 2017, the Customized MSIM Global Allocation Index consisted of 60% MSCI All Country World Index, 30% Bloomberg Global Aggregate Index, 5% S&P GSCI Light Energy Index and 5% ICE BofA U.S. Dollar 1-Month LIBID Average Index.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$571,810,125
# of Portfolio Holdings	1,447
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$2,494,414

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Warrants	0.0%Footnote Reference†
Municipal Bonds	0.0%Footnote Reference†
Rights	0.0%Footnote Reference†
Supranational	0.4%
Commercial Mortgage-Backed Securities	0.5%
Asset-Backed Securities	0.9%
Mortgages - Other	1.5%
Agency Fixed Rate Mortgages	4.3%
U.S. Treasury Securities	6.3%
Corporate Bonds	7.0%
Short-Term Investments	11.6%
Sovereign	19.8%
Common Stocks	47.7%
Footnote	Description
Footnote†	Amount is less than 0.05%

Geographic Allocation (% of total investments)

Value	Value
Africa	0.0%Footnote Reference†
South America	0.4%
Multi National	0.4%
Oceania	2.6%
Asia	8.1%
Europe	19.0%
North America	69.5%
Footnote	Description
Footnote†	Amount is less than 0.05%

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2026 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-869-6397.

Effective October 1, 2025, Rui De Figueiredo, Ph.D., Ryan Meredith, Jim Caron, Steven Turner and Damon Wu began serving as portfolio managers of the Fund. Mark A. Bavoso will continue to serve as a portfolio manager of the Fund. Prior to October 1, 2025, the Fund was managed by Cyril Moulle-Berteaux and Mark A. Bavoso.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

MSDLX -TSR-AR

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Class R6 MGPOX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$70	0.66%

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the MSCI All Country World Index:

↓ Overweight global fixed income, which underperformed the all-equity benchmark as global equities outperformed driven primarily by a narrow set of information technology and related industries.

↓ Overweight U.S. small-capitalization versus U.S. large-capitalization equities, as U.S. large-cap equities, led by technology stocks, strongly outperformed small caps.

↓ Underweight U.S. cyclical industries versus overweight to U.S. defensives industries, a proxy for U.S. market bearishness, detracted due to strong, growth-driven cyclical outperformance.

↑ Overweight positions in emerging market debt, specifically local government bonds in China, Brazil, Mexico and Thailand, as local central banks eased monetary policy and inflation rates stabilized or dropped.

↑ Underweight U.S. dollar versus Turkish lira and euro, as improving local macroeconomic conditions in both areas and policy rate differentials were favorable.

↑ Overweight European versus U.S. equities, European bank stocks versus European equities and European vs. U.S. domestically sensitive equities, which benefited from European assets’ relative cheapness and improving European macroeconomic conditions.

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	MSCI All Country World Index	Customized MSIM Global Allocation Index
9/15	$5,000,000	$5,000,000	$5,000,000
10/15	$5,236,626	$5,392,409	$5,240,230
11/15	$5,178,326	$5,347,889	$5,169,238
12/15	$5,101,577	$5,251,450	$5,112,862
1/16	$4,953,954	$4,934,731	$4,935,178
2/16	$4,912,757	$4,900,764	$4,946,656
3/16	$5,218,302	$5,263,958	$5,213,629
4/16	$5,307,562	$5,341,660	$5,297,964
5/16	$5,262,932	$5,348,409	$5,281,741
6/16	$5,232,034	$5,316,010	$5,311,807
7/16	$5,376,224	$5,545,111	$5,444,415
8/16	$5,400,256	$5,563,758	$5,443,568
9/16	$5,420,855	$5,597,857	$5,479,637
10/16	$5,314,429	$5,502,846	$5,378,797
11/16	$5,304,129	$5,544,665	$5,343,177
12/16	$5,387,740	$5,664,439	$5,409,667
1/17	$5,474,583	$5,819,323	$5,520,830
2/17	$5,557,953	$5,982,562	$5,623,477
3/17	$5,630,901	$6,055,750	$5,658,853
4/17	$5,731,639	$6,150,127	$5,728,606
5/17	$5,835,850	$6,285,939	$5,829,255
6/17	$5,867,114	$6,314,524	$5,843,114
7/17	$5,974,799	$6,490,994	$5,980,387
8/17	$5,992,168	$6,515,862	$6,017,832
9/17	$6,075,537	$6,641,749	$6,065,909
10/17	$6,138,064	$6,779,667	$6,132,304
11/17	$6,228,381	$6,910,909	$6,230,771
12/17	$6,283,734	$7,022,325	$6,299,677
1/18	$6,491,093	$7,418,500	$6,542,950
2/18	$6,320,762	$7,106,936	$6,354,851
3/18	$6,309,654	$6,954,800	$6,300,285
4/18	$6,298,545	$7,021,215	$6,296,019
5/18	$6,235,597	$7,029,981	$6,281,633
6/18	$6,213,380	$6,991,911	$6,250,050
7/18	$6,324,465	$7,202,764	$6,358,965
8/18	$6,305,951	$7,259,352	$6,391,609
9/18	$6,317,059	$7,290,946	$6,386,260
10/18	$6,031,940	$6,744,570	$6,070,577
11/18	$6,098,591	$6,843,213	$6,131,441
12/18	$5,893,911	$6,361,214	$5,921,909
1/19	$6,228,888	$6,863,493	$6,238,528
2/19	$6,296,732	$7,047,072	$6,324,282
3/19	$6,373,056	$7,135,696	$6,403,673
4/19	$6,496,022	$7,376,637	$6,525,823
5/19	$6,300,972	$6,939,062	$6,328,907
6/19	$6,597,788	$7,393,430	$6,633,685
7/19	$6,568,106	$7,415,093	$6,637,974
8/19	$6,491,782	$7,239,190	$6,597,486
9/19	$6,555,385	$7,391,514	$6,653,936
10/19	$6,691,073	$7,593,810	$6,780,925
11/19	$6,767,397	$7,779,186	$6,859,678
12/19	$6,958,732	$8,053,132	$7,020,618
1/20	$6,837,861	$7,964,178	$7,009,935
2/20	$6,466,613	$7,320,913	$6,689,080
3/20	$5,745,703	$6,332,565	$6,087,300
4/20	$6,190,336	$7,010,942	$6,526,367
5/20	$6,393,227	$7,315,855	$6,708,122
6/20	$6,539,999	$7,549,615	$6,860,566
7/20	$6,833,544	$7,948,891	$7,165,789
8/20	$7,088,237	$8,435,404	$7,424,569
9/20	$6,950,098	$8,163,420	$7,270,252
10/20	$6,850,811	$7,964,978	$7,166,996
11/20	$7,494,019	$8,946,765	$7,749,175
12/20	$7,763,706	$9,362,159	$8,006,685
1/21	$7,750,577	$9,319,579	$7,956,630
2/21	$7,886,245	$9,535,453	$8,012,429
3/21	$7,995,654	$9,790,138	$8,079,180
4/21	$8,218,850	$10,218,188	$8,331,951
5/21	$8,411,411	$10,377,208	$8,441,050
6/21	$8,323,883	$10,513,951	$8,478,001
7/21	$8,345,765	$10,586,401	$8,558,190
8/21	$8,424,540	$10,851,371	$8,672,478
9/21	$8,205,721	$10,403,104	$8,395,882
10/21	$8,380,776	$10,934,115	$8,644,898
11/21	$8,236,355	$10,670,816	$8,509,879
12/21	$8,437,130	$11,097,654	$8,709,367
1/22	$8,243,228	$10,552,622	$8,381,329
2/22	$8,087,160	$10,280,077	$8,211,603
3/22	$8,044,596	$10,502,733	$8,218,290
4/22	$7,486,534	$9,662,075	$7,643,499
5/22	$7,595,309	$9,673,382	$7,657,211
6/22	$6,999,413	$8,857,951	$7,171,645
7/22	$7,330,466	$9,476,524	$7,533,118
8/22	$7,004,142	$9,127,647	$7,247,813
9/22	$6,427,164	$8,253,864	$6,682,559
10/22	$6,663,630	$8,751,960	$6,906,140
11/22	$7,169,669	$9,430,792	$7,357,542
12/22	$7,028,102	$9,059,681	$7,199,741
1/23	$7,480,146	$9,709,050	$7,603,918
2/23	$7,204,161	$9,430,789	$7,372,047
3/23	$7,380,220	$9,721,565	$7,601,672
4/23	$7,423,046	$9,861,288	$7,680,643
5/23	$7,285,053	$9,755,669	$7,571,230
6/23	$7,556,280	$10,322,092	$7,834,748
7/23	$7,765,648	$10,699,963	$8,028,538
8/23	$7,584,830	$10,400,964	$7,849,997
9/23	$7,304,087	$9,970,875	$7,563,506
10/23	$7,151,819	$9,671,083	$7,390,897
11/23	$7,684,756	$10,563,683	$7,949,264
12/23	$8,036,874	$11,071,099	$8,310,518
1/24	$7,979,774	$11,136,001	$8,293,880
2/24	$8,108,250	$11,613,884	$8,465,738
3/24	$8,279,551	$11,978,523	$8,643,859
4/24	$8,036,874	$11,583,316	$8,385,490
5/24	$8,312,859	$12,053,756	$8,633,788
6/24	$8,393,752	$12,322,219	$8,754,120
7/24	$8,607,878	$12,520,946	$8,935,524
8/24	$8,783,937	$12,838,934	$9,156,248
9/24	$8,945,722	$13,137,196	$9,346,205
10/24	$8,684,012	$12,842,308	$9,095,018
11/24	$8,893,380	$13,322,658	$9,311,532
12/24	$8,647,112	$13,007,289	$9,099,375
1/25	$8,852,298	$13,443,891	$9,303,347
2/25	$8,915,808	$13,362,900	$9,322,934
3/25	$8,803,444	$12,835,003	$9,124,929
4/25	$8,950,005	$12,954,710	$9,283,255
5/25	$9,223,586	$13,699,332	$9,590,220
6/25	$9,526,480	$14,314,446	$9,921,278
7/25	$9,511,823	$14,508,577	$9,942,898
8/25	$9,741,436	$14,866,806	$10,148,010
9/25	$9,961,278	$15,405,609	$10,395,196

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6	11.35%	7.46%	7.14%
MSCI All Country World Index	17.27%	13.54%	11.91%
Customized MSIM Global Allocation IndexFootnote Reference1	11.22%	7.41%	7.59%
Footnote	Description
Footnote[1]	The Customized MSIM Global Allocation Index is a performance linked benchmark comprised of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate Index for periods after May 31, 2017. Prior to May 31, 2017, the Customized MSIM Global Allocation Index consisted of 60% MSCI All Country World Index, 30% Bloomberg Global Aggregate Index, 5% S&P GSCI Light Energy Index and 5% ICE BofA U.S. Dollar 1-Month LIBID Average Index.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$571,810,125
# of Portfolio Holdings	1,447
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$2,494,414

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Warrants	0.0%Footnote Reference†
Municipal Bonds	0.0%Footnote Reference†
Rights	0.0%Footnote Reference†
Supranational	0.4%
Commercial Mortgage-Backed Securities	0.5%
Asset-Backed Securities	0.9%
Mortgages - Other	1.5%
Agency Fixed Rate Mortgages	4.3%
U.S. Treasury Securities	6.3%
Corporate Bonds	7.0%
Short-Term Investments	11.6%
Sovereign	19.8%
Common Stocks	47.7%
Footnote	Description
Footnote†	Amount is less than 0.05%

Geographic Allocation (% of total investments)

Value	Value
Africa	0.0%Footnote Reference†
South America	0.4%
Multi National	0.4%
Oceania	2.6%
Asia	8.1%
Europe	19.0%
North America	69.5%
Footnote	Description
Footnote†	Amount is less than 0.05%

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2026 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-869-6397.

Effective October 1, 2025, Rui De Figueiredo, Ph.D., Ryan Meredith, Jim Caron, Steven Turner and Damon Wu began serving as portfolio managers of the Fund. Mark A. Bavoso will continue to serve as a portfolio manager of the Fund. Prior to October 1, 2025, the Fund was managed by Cyril Moulle-Berteaux and Mark A. Bavoso.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

MGPOX -TSR-AR

Morgan Stanley Institutional Fund Trust - High Yield Portfolio

Class A MSYPX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Fund Trust - High Yield Portfolio for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103	1.00%

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the Bloomberg U.S. Corporate High Yield Index:

↓ Challenging credit selection and an underweight position in the cable & satellite sector, which was unfavorable as the sector outperformed.

↓ Automotive sector, where credit selection was challenging.

↓ Bonds rated CCC and below, where credit selection hurt.

↑ Credit selection and an underweight position in the retailers sector, which were both favorable.

↑ Sound credit selection in the midstream sector.

↑ Credit selection and an overweight position in B-rated bonds, which outperformed.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with maximum sales charge	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield Index
9/15	$9,674	$10,000	$10,000
10/15	$9,833	$10,032	$10,275
11/15	$9,693	$9,995	$10,047
12/15	$9,347	$9,945	$9,793
1/16	$9,144	$10,055	$9,636
2/16	$9,165	$10,127	$9,691
3/16	$9,513	$10,251	$10,122
4/16	$9,780	$10,321	$10,518
5/16	$9,853	$10,329	$10,583
6/16	$9,894	$10,511	$10,681
7/16	$10,187	$10,597	$10,969
8/16	$10,408	$10,609	$11,199
9/16	$10,471	$10,611	$11,273
10/16	$10,534	$10,541	$11,317
11/16	$10,566	$10,304	$11,263
12/16	$10,748	$10,334	$11,471
1/17	$10,900	$10,371	$11,638
2/17	$11,019	$10,451	$11,807
3/17	$10,986	$10,447	$11,781
4/17	$11,106	$10,534	$11,917
5/17	$11,183	$10,615	$12,020
6/17	$11,172	$10,606	$12,037
7/17	$11,305	$10,659	$12,170
8/17	$11,293	$10,751	$12,165
9/17	$11,417	$10,713	$12,274
10/17	$11,518	$10,726	$12,326
11/17	$11,540	$10,710	$12,295
12/17	$11,583	$10,757	$12,332
1/18	$11,698	$10,654	$12,406
2/18	$11,616	$10,553	$12,300
3/18	$11,593	$10,606	$12,226
4/18	$11,651	$10,535	$12,306
5/18	$11,639	$10,592	$12,302
6/18	$11,709	$10,577	$12,352
7/18	$11,792	$10,599	$12,486
8/18	$11,875	$10,651	$12,579
9/18	$11,947	$10,606	$12,649
10/18	$11,736	$10,517	$12,446
11/18	$11,565	$10,564	$12,339
12/18	$11,282	$10,730	$12,075
1/19	$11,736	$10,878	$12,621
2/19	$11,921	$10,889	$12,831
3/19	$12,020	$11,086	$12,952
4/19	$12,219	$11,102	$13,136
5/19	$12,081	$11,272	$12,980
6/19	$12,315	$11,431	$13,275
7/19	$12,350	$11,465	$13,350
8/19	$12,372	$11,725	$13,404
9/19	$12,458	$11,674	$13,452
10/19	$12,494	$11,712	$13,490
11/19	$12,516	$11,709	$13,534
12/19	$12,810	$11,727	$13,804
1/20	$12,849	$11,937	$13,808
2/20	$12,662	$12,116	$13,613
3/20	$10,750	$11,879	$12,053
4/20	$11,036	$12,117	$12,596
5/20	$11,614	$12,230	$13,151
6/20	$11,817	$12,332	$13,280
7/20	$12,317	$12,549	$13,902
8/20	$12,496	$12,477	$14,035
9/20	$12,431	$12,454	$13,890
10/20	$12,509	$12,410	$13,961
11/20	$12,960	$12,572	$14,513
12/20	$13,177	$12,615	$14,786
1/21	$13,232	$12,536	$14,835
2/21	$13,303	$12,374	$14,890
3/21	$13,376	$12,230	$14,912
4/21	$13,505	$12,333	$15,074
5/21	$13,561	$12,380	$15,118
6/21	$13,716	$12,470	$15,321
7/21	$13,715	$12,595	$15,379
8/21	$13,786	$12,587	$15,458
9/21	$13,815	$12,479	$15,457
10/21	$13,772	$12,469	$15,430
11/21	$13,628	$12,484	$15,280
12/21	$13,852	$12,476	$15,567
1/22	$13,591	$12,202	$15,141
2/22	$13,411	$12,036	$14,985
3/22	$13,319	$11,713	$14,814
4/22	$12,888	$11,276	$14,287
5/22	$12,735	$11,338	$14,322
6/22	$11,884	$11,112	$13,358
7/22	$12,481	$11,391	$14,146
8/22	$12,282	$11,095	$13,820
9/22	$11,785	$10,617	$13,271
10/22	$12,118	$10,500	$13,616
11/22	$12,286	$10,892	$13,912
12/22	$12,216	$10,855	$13,825
1/23	$12,693	$11,192	$14,351
2/23	$12,561	$10,917	$14,167
3/23	$12,694	$11,173	$14,318
4/23	$12,812	$11,241	$14,461
5/23	$12,702	$11,124	$14,329
6/23	$12,911	$11,107	$14,568
7/23	$13,138	$11,118	$14,769
8/23	$13,147	$11,051	$14,810
9/23	$12,962	$10,788	$14,635
10/23	$12,745	$10,625	$14,465
11/23	$13,305	$11,104	$15,120
12/23	$13,822	$11,525	$15,684
1/24	$13,904	$11,497	$15,683
2/24	$13,946	$11,360	$15,729
3/24	$14,154	$11,471	$15,915
4/24	$14,030	$11,203	$15,765
5/24	$14,190	$11,389	$15,938
6/24	$14,334	$11,493	$16,089
7/24	$14,496	$11,754	$16,402
8/24	$14,706	$11,927	$16,669
9/24	$14,881	$12,090	$16,939
10/24	$14,848	$11,816	$16,847
11/24	$15,022	$11,940	$17,041
12/24	$14,969	$11,760	$16,969
1/25	$15,127	$11,831	$17,201
2/25	$15,198	$12,075	$17,316
3/25	$14,975	$12,073	$17,139
4/25	$14,966	$12,115	$17,135
5/25	$15,209	$12,054	$17,423
6/25	$15,507	$12,242	$17,744
7/25	$15,589	$12,224	$17,824
8/25	$15,781	$12,371	$18,046
9/25	$15,882	$12,502	$18,194

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	6.72%	5.02%	5.08%
Class A, with 3.25% maximum front end sales charge	3.27%	4.33%	4.73%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg U.S. Corporate High Yield Index	7.41%	5.55%	6.17%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$59,504,668
# of Portfolio Holdings	176
Portfolio Turnover Rate	68%
Total Advisory Fees Paid (Net of Waivers)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Common Stocks	0.1%
Short-Term Investments	1.3%
Senior Loan Interests	3.5%
Corporate Bonds	95.1%

Credit Quality (% of net assets)Footnote Referencea

BBB
5.3%
BB
38.7%
B
40.1%
CCC
13.7%
Not Rated
1.6%
Cash and Equivalents
0.6%

Value	Value
Cash and Equivalents	0.6%
Not Rated	1.6%
CCC	13.7%
B	40.1%
BB	38.7%
BBB	5.3%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2026 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-869-6397.

Effective March 31, 2025, Bo Hunt began serving as a portfolio manager of the Fund. Justin H. Bourgette will continue to serve as a portfolio manager of the Fund. Prior to February 24, 2025, the Fund was managed by Joseph F. Hurley and Justin H. Bourgette.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

MSYPX -TSR-AR

Morgan Stanley Institutional Fund Trust - High Yield Portfolio

Class C MSHDX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Fund Trust - High Yield Portfolio for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$180	1.75%

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the Bloomberg U.S. Corporate High Yield Index:

↓ Challenging credit selection and an underweight position in the cable & satellite sector, which was unfavorable as the sector outperformed.

↓ Automotive sector, where credit selection was challenging.

↓ Bonds rated CCC and below, where credit selection hurt.

↑ Credit selection and an underweight position in the retailers sector, which were both favorable.

↑ Sound credit selection in the midstream sector.

↑ Credit selection and an overweight position in B-rated bonds, which outperformed.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield Index
9/15	$10,000	$10,000	$10,000
10/15	$10,168	$10,032	$10,275
11/15	$10,007	$9,995	$10,047
12/15	$9,649	$9,945	$9,793
1/16	$9,429	$10,055	$9,636
2/16	$9,444	$10,127	$9,691
3/16	$9,797	$10,251	$10,122
4/16	$10,078	$10,321	$10,518
5/16	$10,136	$10,329	$10,583
6/16	$10,173	$10,511	$10,681
7/16	$10,468	$10,597	$10,969
8/16	$10,688	$10,609	$11,199
9/16	$10,747	$10,611	$11,273
10/16	$10,805	$10,541	$11,317
11/16	$10,831	$10,304	$11,263
12/16	$11,015	$10,334	$11,471
1/17	$11,160	$10,371	$11,638
2/17	$11,275	$10,451	$11,807
3/17	$11,235	$10,447	$11,781
4/17	$11,351	$10,534	$11,917
5/17	$11,423	$10,615	$12,020
6/17	$11,392	$10,606	$12,037
7/17	$11,533	$10,659	$12,170
8/17	$11,513	$10,751	$12,165
9/17	$11,632	$10,713	$12,274
10/17	$11,717	$10,726	$12,326
11/17	$11,732	$10,710	$12,295
12/17	$11,773	$10,757	$12,332
1/18	$11,891	$10,654	$12,406
2/18	$11,789	$10,553	$12,300
3/18	$11,770	$10,606	$12,226
4/18	$11,810	$10,535	$12,306
5/18	$11,803	$10,592	$12,302
6/18	$11,867	$10,577	$12,352
7/18	$11,933	$10,599	$12,486
8/18	$12,022	$10,651	$12,579
9/18	$12,086	$10,606	$12,649
10/18	$11,871	$10,517	$12,446
11/18	$11,691	$10,564	$12,339
12/18	$11,391	$10,730	$12,075
1/19	$11,849	$10,878	$12,621
2/19	$12,028	$10,889	$12,831
3/19	$12,109	$11,086	$12,952
4/19	$12,315	$11,102	$13,136
5/19	$12,168	$11,272	$12,980
6/19	$12,397	$11,431	$13,275
7/19	$12,424	$11,465	$13,350
8/19	$12,425	$11,725	$13,404
9/19	$12,516	$11,674	$13,452
10/19	$12,542	$11,712	$13,490
11/19	$12,556	$11,709	$13,534
12/19	$12,834	$11,727	$13,804
1/20	$12,873	$11,937	$13,808
2/20	$12,677	$12,116	$13,613
3/20	$10,755	$11,879	$12,053
4/20	$11,035	$12,117	$12,596
5/20	$11,611	$12,230	$13,151
6/20	$11,808	$12,332	$13,280
7/20	$12,301	$12,549	$13,902
8/20	$12,472	$12,477	$14,035
9/20	$12,399	$12,454	$13,890
10/20	$12,470	$12,410	$13,961
11/20	$12,898	$12,572	$14,513
12/20	$13,112	$12,615	$14,786
1/21	$13,167	$12,536	$14,835
2/21	$13,231	$12,374	$14,890
3/21	$13,281	$12,230	$14,912
4/21	$13,415	$12,333	$15,074
5/21	$13,449	$12,380	$15,118
6/21	$13,594	$12,470	$15,321
7/21	$13,585	$12,595	$15,379
8/21	$13,645	$12,587	$15,458
9/21	$13,664	$12,479	$15,457
10/21	$13,626	$12,469	$15,430
11/21	$13,460	$12,484	$15,280
12/21	$13,693	$12,476	$15,567
1/22	$13,405	$12,202	$15,141
2/22	$13,233	$12,036	$14,985
3/22	$13,135	$11,713	$14,814
4/22	$12,687	$11,276	$14,287
5/22	$12,529	$11,338	$14,322
6/22	$11,697	$11,112	$13,358
7/22	$12,277	$11,391	$14,146
8/22	$12,074	$11,095	$13,820
9/22	$11,577	$10,617	$13,271
10/22	$11,897	$10,500	$13,616
11/22	$12,054	$10,892	$13,912
12/22	$11,970	$10,855	$13,825
1/23	$12,438	$11,192	$14,351
2/23	$12,301	$10,917	$14,167
3/23	$12,408	$11,173	$14,318
4/23	$12,531	$11,241	$14,461
5/23	$12,415	$11,124	$14,329
6/23	$12,612	$11,107	$14,568
7/23	$12,826	$11,118	$14,769
8/23	$12,825	$11,051	$14,810
9/23	$12,637	$10,788	$14,635
10/23	$12,426	$10,625	$14,465
11/23	$12,971	$11,104	$15,120
12/23	$13,476	$11,525	$15,684
1/24	$13,556	$11,497	$15,683
2/24	$13,597	$11,360	$15,729
3/24	$13,799	$11,471	$15,915
4/24	$13,678	$11,203	$15,765
5/24	$13,835	$11,389	$15,938
6/24	$13,975	$11,493	$16,089
7/24	$14,133	$11,754	$16,402
8/24	$14,337	$11,927	$16,669
9/24	$14,509	$12,090	$16,939
10/24	$14,476	$11,816	$16,847
11/24	$14,646	$11,940	$17,041
12/24	$14,594	$11,760	$16,969
1/25	$14,748	$11,831	$17,201
2/25	$14,817	$12,075	$17,316
3/25	$14,600	$12,073	$17,139
4/25	$14,591	$12,115	$17,135
5/25	$14,828	$12,054	$17,423
6/25	$15,119	$12,242	$17,744
7/25	$15,199	$12,224	$17,824
8/25	$15,386	$12,371	$18,046
9/25	$15,484	$12,502	$18,194

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	5.84%	4.21%	4.47%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	4.85%	4.21%	4.47%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg U.S. Corporate High Yield Index	7.41%	5.55%	6.17%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$59,504,668
# of Portfolio Holdings	176
Portfolio Turnover Rate	68%
Total Advisory Fees Paid (Net of Waivers)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Common Stocks	0.1%
Short-Term Investments	1.3%
Senior Loan Interests	3.5%
Corporate Bonds	95.1%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	0.6%
Not Rated	1.6%
CCC	13.7%
B	40.1%
BB	38.7%
BBB	5.3%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2026 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-869-6397.

Effective March 31, 2025, Bo Hunt began serving as a portfolio manager of the Fund. Justin H. Bourgette will continue to serve as a portfolio manager of the Fund. Prior to February 24, 2025, the Fund was managed by Joseph F. Hurley and Justin H. Bourgette.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

MSHDX -TSR-AR

Morgan Stanley Institutional Fund Trust - High Yield Portfolio

Class I MSYIX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Fund Trust - High Yield Portfolio for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.65%

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the Bloomberg U.S. Corporate High Yield Index:

↓ Challenging credit selection and an underweight position in the cable & satellite sector, which was unfavorable as the sector outperformed.

↓ Automotive sector, where credit selection was challenging.

↓ Bonds rated CCC and below, where credit selection hurt.

↑ Credit selection and an underweight position in the retailers sector, which were both favorable.

↑ Sound credit selection in the midstream sector.

↑ Credit selection and an overweight position in B-rated bonds, which outperformed.

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield Index
9/15	$1,000,000	$1,000,000	$1,000,000
10/15	$1,017,718	$1,003,197	$1,027,491
11/15	$1,002,493	$999,538	$1,004,651
12/15	$967,421	$994,545	$979,348
1/16	$946,458	$1,005,524	$963,609
2/16	$948,853	$1,012,666	$969,117
3/16	$985,116	$1,025,077	$1,012,188
4/16	$1,014,162	$1,032,061	$1,051,815
5/16	$1,020,875	$1,032,867	$1,058,310
6/16	$1,025,456	$1,051,051	$1,068,050
7/16	$1,057,145	$1,059,712	$1,096,929
8/16	$1,079,236	$1,060,855	$1,119,876
9/16	$1,087,180	$1,061,107	$1,127,340
10/16	$1,094,053	$1,054,067	$1,131,693
11/16	$1,096,574	$1,030,375	$1,126,321
12/16	$1,117,263	$1,033,436	$1,147,108
1/17	$1,131,876	$1,037,082	$1,163,769
2/17	$1,144,579	$1,045,083	$1,180,706
3/17	$1,142,573	$1,044,733	$1,178,071
4/17	$1,155,410	$1,053,402	$1,191,675
5/17	$1,163,729	$1,061,529	$1,202,038
6/17	$1,161,702	$1,060,629	$1,203,663
7/17	$1,177,060	$1,065,912	$1,216,994
8/17	$1,176,185	$1,075,108	$1,216,517
9/17	$1,189,366	$1,071,325	$1,227,440
10/17	$1,199,082	$1,072,611	$1,232,624
11/17	$1,201,738	$1,070,988	$1,229,478
12/17	$1,206,826	$1,075,709	$1,233,193
1/18	$1,220,049	$1,065,358	$1,240,589
2/18	$1,210,695	$1,055,256	$1,230,046
3/18	$1,208,587	$1,060,578	$1,222,616
4/18	$1,214,997	$1,053,502	$1,230,571
5/18	$1,215,308	$1,059,247	$1,230,230
6/18	$1,223,013	$1,057,711	$1,235,168
7/18	$1,230,779	$1,059,924	$1,248,648
8/18	$1,241,068	$1,065,146	$1,257,856
9/18	$1,248,910	$1,060,582	$1,264,861
10/18	$1,227,787	$1,051,710	$1,244,640
11/18	$1,210,352	$1,056,440	$1,233,932
12/18	$1,180,246	$1,072,968	$1,207,513
1/19	$1,227,661	$1,087,762	$1,262,097
2/19	$1,247,296	$1,088,948	$1,283,084
3/19	$1,257,975	$1,108,612	$1,295,152
4/19	$1,280,429	$1,110,164	$1,313,567
5/19	$1,266,356	$1,127,170	$1,297,956
6/19	$1,290,030	$1,143,113	$1,327,538
7/19	$1,295,316	$1,146,515	$1,335,023
8/19	$1,296,666	$1,172,458	$1,340,363
9/19	$1,307,360	$1,167,378	$1,345,245
10/19	$1,311,419	$1,171,150	$1,348,960
11/19	$1,314,106	$1,170,916	$1,353,364
12/19	$1,344,199	$1,172,661	$1,380,422
1/20	$1,349,663	$1,193,708	$1,380,789
2/20	$1,330,434	$1,211,581	$1,361,318
3/20	$1,128,895	$1,187,915	$1,205,316
4/20	$1,159,531	$1,211,710	$1,259,620
5/20	$1,220,652	$1,223,028	$1,315,112
6/20	$1,242,335	$1,233,232	$1,327,985
7/20	$1,296,608	$1,254,895	$1,390,243
8/20	$1,315,731	$1,247,659	$1,403,459
9/20	$1,309,296	$1,245,411	$1,389,023
10/20	$1,317,875	$1,240,959	$1,396,076
11/20	$1,364,207	$1,257,153	$1,451,306
12/20	$1,387,841	$1,261,494	$1,478,621
1/21	$1,395,107	$1,253,565	$1,483,512
2/21	$1,403,127	$1,237,390	$1,488,962
3/21	$1,411,178	$1,222,990	$1,491,189
4/21	$1,425,155	$1,233,274	$1,507,386
5/21	$1,431,445	$1,237,978	$1,511,845
6/21	$1,448,163	$1,247,003	$1,532,097
7/21	$1,448,529	$1,259,525	$1,537,933
8/21	$1,456,415	$1,258,684	$1,545,833
9/21	$1,458,289	$1,247,936	$1,545,664
10/21	$1,455,633	$1,246,916	$1,543,017
11/21	$1,440,813	$1,248,422	$1,528,011
12/21	$1,465,167	$1,247,580	$1,556,653
1/22	$1,437,523	$1,220,228	$1,514,088
2/22	$1,418,988	$1,203,591	$1,498,543
3/22	$1,409,680	$1,171,300	$1,481,363
4/22	$1,363,002	$1,127,614	$1,428,688
5/22	$1,347,392	$1,133,818	$1,432,191
6/22	$1,259,437	$1,111,162	$1,335,762
7/22	$1,321,409	$1,139,099	$1,414,616
8/22	$1,302,336	$1,109,486	$1,382,018
9/22	$1,250,129	$1,061,685	$1,327,125
10/22	$1,285,693	$1,050,036	$1,361,614
11/22	$1,302,219	$1,089,188	$1,391,168
12/22	$1,295,588	$1,085,489	$1,382,486
1/23	$1,347,737	$1,119,161	$1,435,120
2/23	$1,334,107	$1,091,662	$1,416,671
3/23	$1,346,915	$1,117,271	$1,431,814
4/23	$1,361,398	$1,124,096	$1,446,112
5/23	$1,350,170	$1,112,442	$1,432,860
6/23	$1,372,747	$1,110,713	$1,456,836
7/23	$1,397,190	$1,111,817	$1,476,936
8/23	$1,396,818	$1,105,122	$1,481,027
9/23	$1,379,353	$1,078,770	$1,463,506
10/23	$1,356,731	$1,062,548	$1,446,463
11/23	$1,414,876	$1,110,367	$1,511,994
12/23	$1,470,641	$1,152,499	$1,568,361
1/24	$1,481,120	$1,149,741	$1,568,298
2/24	$1,485,953	$1,135,956	$1,572,881
3/24	$1,508,447	$1,147,110	$1,591,488
4/24	$1,495,601	$1,120,304	$1,576,528
5/24	$1,511,203	$1,138,874	$1,593,848
6/24	$1,528,680	$1,149,285	$1,608,901
7/24	$1,546,305	$1,175,371	$1,640,179
8/24	$1,569,050	$1,192,674	$1,666,934
9/24	$1,588,257	$1,209,032	$1,693,903
10/24	$1,585,489	$1,181,572	$1,684,748
11/24	$1,604,465	$1,194,029	$1,704,130
12/24	$1,599,709	$1,175,995	$1,696,865
1/25	$1,616,608	$1,183,082	$1,720,050
2/25	$1,624,633	$1,207,543	$1,731,596
3/25	$1,601,387	$1,207,254	$1,713,894
4/25	$1,600,890	$1,211,518	$1,713,549
5/25	$1,627,277	$1,205,374	$1,742,332
6/25	$1,659,620	$1,224,153	$1,774,376
7/25	$1,670,783	$1,222,406	$1,782,371
8/25	$1,689,822	$1,237,089	$1,804,648
9/25	$1,701,120	$1,250,196	$1,819,369

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I	7.11%	5.38%	5.46%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg U.S. Corporate High Yield Index	7.41%	5.55%	6.17%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$59,504,668
# of Portfolio Holdings	176
Portfolio Turnover Rate	68%
Total Advisory Fees Paid (Net of Waivers)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Common Stocks	0.1%
Short-Term Investments	1.3%
Senior Loan Interests	3.5%
Corporate Bonds	95.1%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	0.6%
Not Rated	1.6%
CCC	13.7%
B	40.1%
BB	38.7%
BBB	5.3%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2026 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-869-6397.

Effective March 31, 2025, Bo Hunt began serving as a portfolio manager of the Fund. Justin H. Bourgette will continue to serve as a portfolio manager of the Fund. Prior to February 24, 2025, the Fund was managed by Joseph F. Hurley and Justin H. Bourgette.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

MSYIX -TSR-AR

Morgan Stanley Institutional Fund Trust - High Yield Portfolio

Class IR MRHYX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Fund Trust - High Yield Portfolio for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$64	0.62%

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the Bloomberg U.S. Corporate High Yield Index:

↓ Challenging credit selection and an underweight position in the cable & satellite sector, which was unfavorable as the sector outperformed.

↓ Automotive sector, where credit selection was challenging.

↓ Bonds rated CCC and below, where credit selection hurt.

↑ Credit selection and an underweight position in the retailers sector, which were both favorable.

↑ Sound credit selection in the midstream sector.

↑ Credit selection and an overweight position in B-rated bonds, which outperformed.

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class IR	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield Index
6/18	$5,000,000	$5,000,000	$5,000,000
6/18	$4,989,930	$5,012,558	$4,971,503
7/18	$5,021,734	$5,023,048	$5,025,759
8/18	$5,063,836	$5,047,795	$5,062,823
9/18	$5,095,961	$5,026,165	$5,091,016
10/18	$5,009,853	$4,984,120	$5,009,628
11/18	$4,938,835	$5,006,535	$4,966,529
12/18	$4,816,227	$5,084,865	$4,860,194
1/19	$5,009,713	$5,154,975	$5,079,889
2/19	$5,089,956	$5,160,593	$5,164,364
3/19	$5,133,651	$5,253,782	$5,212,938
4/19	$5,225,412	$5,261,136	$5,287,055
5/19	$5,168,106	$5,341,729	$5,224,222
6/19	$5,264,856	$5,417,284	$5,343,288
7/19	$5,286,557	$5,433,409	$5,373,415
8/19	$5,292,203	$5,556,353	$5,394,910
9/19	$5,335,986	$5,532,280	$5,414,558
10/19	$5,352,683	$5,550,154	$5,429,511
11/19	$5,363,788	$5,549,045	$5,447,237
12/19	$5,486,885	$5,557,313	$5,556,143
1/20	$5,509,189	$5,657,056	$5,557,620
2/20	$5,430,843	$5,741,760	$5,479,252
3/20	$4,608,268	$5,629,603	$4,851,351
4/20	$4,739,139	$5,742,372	$5,069,923
5/20	$4,988,800	$5,796,005	$5,293,275
6/20	$5,071,739	$5,844,366	$5,345,087
7/20	$5,293,436	$5,947,028	$5,595,672
8/20	$5,371,637	$5,912,735	$5,648,866
9/20	$5,345,499	$5,902,079	$5,590,764
10/20	$5,380,659	$5,880,984	$5,619,153
11/20	$5,575,837	$5,957,727	$5,841,449
12/20	$5,666,754	$5,978,301	$5,951,392
1/21	$5,696,423	$5,940,724	$5,971,077
2/21	$5,729,477	$5,864,071	$5,993,014
3/21	$5,762,604	$5,795,829	$6,001,978
4/21	$5,819,829	$5,844,565	$6,067,170
5/21	$5,845,332	$5,866,858	$6,085,116
6/21	$5,913,732	$5,909,628	$6,166,631
7/21	$5,915,408	$5,968,968	$6,190,118
8/21	$5,947,761	$5,964,984	$6,221,918
9/21	$5,959,681	$5,914,045	$6,221,238
10/21	$5,942,825	$5,909,212	$6,210,585
11/21	$5,883,302	$5,916,350	$6,150,185
12/21	$5,983,181	$5,912,361	$6,265,465
1/22	$5,870,291	$5,782,737	$6,094,146
2/22	$5,795,332	$5,703,895	$6,031,576
3/22	$5,757,413	$5,550,867	$5,962,428
4/22	$5,566,882	$5,343,834	$5,750,413
5/22	$5,504,352	$5,373,236	$5,764,511
6/22	$5,145,144	$5,265,866	$5,376,388
7/22	$5,398,462	$5,398,260	$5,693,776
8/22	$5,320,423	$5,257,925	$5,562,570
9/22	$5,107,250	$5,031,394	$5,341,627
10/22	$5,252,764	$4,976,188	$5,480,444
11/22	$5,320,405	$5,161,733	$5,599,398
12/22	$5,292,834	$5,144,201	$5,564,451
1/23	$5,505,878	$5,303,776	$5,776,301
2/23	$5,450,471	$5,173,453	$5,702,044
3/23	$5,503,089	$5,294,819	$5,762,995
4/23	$5,562,480	$5,327,164	$5,820,543
5/23	$5,516,554	$5,271,933	$5,767,206
6/23	$5,608,916	$5,263,740	$5,863,706
7/23	$5,708,927	$5,268,973	$5,944,610
8/23	$5,707,554	$5,237,244	$5,961,075
9/23	$5,636,339	$5,112,361	$5,890,553
10/23	$5,544,032	$5,035,480	$5,821,955
11/23	$5,781,775	$5,262,101	$6,085,715
12/23	$6,017,085	$5,461,768	$6,312,591
1/24	$6,052,774	$5,448,697	$6,312,340
2/24	$6,072,677	$5,383,369	$6,330,785
3/24	$6,164,747	$5,436,226	$6,405,679
4/24	$6,112,403	$5,309,190	$6,345,463
5/24	$6,176,328	$5,397,196	$6,415,177
6/24	$6,247,913	$5,446,536	$6,475,762
7/24	$6,320,105	$5,570,159	$6,601,657
8/24	$6,413,355	$5,652,157	$6,709,342
9/24	$6,492,029	$5,729,680	$6,817,893
10/24	$6,480,872	$5,599,543	$6,781,043
11/24	$6,558,613	$5,658,577	$6,859,057
12/24	$6,531,825	$5,573,115	$6,829,814
1/25	$6,608,579	$5,606,699	$6,923,135
2/25	$6,641,548	$5,722,621	$6,969,605
3/25	$6,546,653	$5,721,255	$6,898,358
4/25	$6,544,774	$5,741,462	$6,896,968
5/25	$6,652,829	$5,712,343	$7,012,817
6/25	$6,785,210	$5,801,339	$7,141,794
7/25	$6,823,052	$5,793,058	$7,173,973
8/25	$6,909,028	$5,862,642	$7,263,638
9/25	$6,955,383	$5,924,758	$7,322,889

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 6/15/18 (Inception)
Class IR	7.14%	5.41%	4.63%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.35%
Bloomberg U.S. Corporate High Yield Index	7.41%	5.55%	5.37%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$59,504,668
# of Portfolio Holdings	176
Portfolio Turnover Rate	68%
Total Advisory Fees Paid (Net of Waivers)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Common Stocks	0.1%
Short-Term Investments	1.3%
Senior Loan Interests	3.5%
Corporate Bonds	95.1%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	0.6%
Not Rated	1.6%
CCC	13.7%
B	40.1%
BB	38.7%
BBB	5.3%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2026 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-869-6397.

Effective March 31, 2025, Bo Hunt began serving as a portfolio manager of the Fund. Justin H. Bourgette will continue to serve as a portfolio manager of the Fund. Prior to February 24, 2025, the Fund was managed by Joseph F. Hurley and Justin H. Bourgette.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

MRHYX -TSR-AR

Morgan Stanley Institutional Fund Trust - High Yield Portfolio

Class L MSYLX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Fund Trust - High Yield Portfolio for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$129	1.25%

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the Bloomberg U.S. Corporate High Yield Index:

↓ Challenging credit selection and an underweight position in the cable & satellite sector, which was unfavorable as the sector outperformed.

↓ Automotive sector, where credit selection was challenging.

↓ Bonds rated CCC and below, where credit selection hurt.

↑ Credit selection and an underweight position in the retailers sector, which were both favorable.

↑ Sound credit selection in the midstream sector.

↑ Credit selection and an overweight position in B-rated bonds, which outperformed.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class L	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield Index
9/15	$10,000	$10,000	$10,000
10/15	$10,162	$10,032	$10,275
11/15	$10,014	$9,995	$10,047
12/15	$9,664	$9,945	$9,793
1/16	$9,444	$10,055	$9,636
2/16	$9,463	$10,127	$9,691
3/16	$9,821	$10,251	$10,122
4/16	$10,095	$10,321	$10,518
5/16	$10,167	$10,329	$10,583
6/16	$10,208	$10,511	$10,681
7/16	$10,508	$10,597	$10,969
8/16	$10,733	$10,609	$11,199
9/16	$10,795	$10,611	$11,273
10/16	$10,859	$10,541	$11,317
11/16	$10,889	$10,304	$11,263
12/16	$11,083	$10,334	$11,471
1/17	$11,228	$10,371	$11,638
2/17	$11,349	$10,451	$11,807
3/17	$11,312	$10,447	$11,781
4/17	$11,434	$10,534	$11,917
5/17	$11,522	$10,615	$12,020
6/17	$11,496	$10,606	$12,037
7/17	$11,631	$10,659	$12,170
8/17	$11,616	$10,751	$12,165
9/17	$11,740	$10,713	$12,274
10/17	$11,842	$10,726	$12,326
11/17	$11,862	$10,710	$12,295
12/17	$11,901	$10,757	$12,332
1/18	$12,019	$10,654	$12,406
2/18	$11,933	$10,553	$12,300
3/18	$11,906	$10,606	$12,226
4/18	$11,963	$10,535	$12,306
5/18	$11,961	$10,592	$12,302
6/18	$12,018	$10,577	$12,352
7/18	$12,101	$10,599	$12,486
8/18	$12,195	$10,651	$12,579
9/18	$12,254	$10,606	$12,649
10/18	$12,041	$10,517	$12,446
11/18	$11,876	$10,564	$12,339
12/18	$11,568	$10,730	$12,075
1/19	$12,033	$10,878	$12,621
2/19	$12,220	$10,889	$12,831
3/19	$12,319	$11,086	$12,952
4/19	$12,533	$11,102	$13,136
5/19	$12,376	$11,272	$12,980
6/19	$12,614	$11,431	$13,275
7/19	$12,647	$11,465	$13,350
8/19	$12,666	$11,725	$13,404
9/19	$12,751	$11,674	$13,452
10/19	$12,798	$11,712	$13,490
11/19	$12,804	$11,709	$13,534
12/19	$13,098	$11,727	$13,804
1/20	$13,138	$11,937	$13,808
2/20	$12,957	$12,116	$13,613
3/20	$10,987	$11,879	$12,053
4/20	$11,280	$12,117	$12,596
5/20	$11,869	$12,230	$13,151
6/20	$12,074	$12,332	$13,280
7/20	$12,583	$12,549	$13,902
8/20	$12,776	$12,477	$14,035
9/20	$12,693	$12,454	$13,890
10/20	$12,770	$12,410	$13,961
11/20	$13,227	$12,572	$14,513
12/20	$13,443	$12,615	$14,786
1/21	$13,513	$12,536	$14,835
2/21	$13,584	$12,374	$14,890
3/21	$13,642	$12,230	$14,912
4/21	$13,770	$12,333	$15,074
5/21	$13,824	$12,380	$15,118
6/21	$13,979	$12,470	$15,321
7/21	$13,975	$12,595	$15,379
8/21	$14,043	$12,587	$15,458
9/21	$14,068	$12,479	$15,457
10/21	$14,036	$12,469	$15,430
11/21	$13,871	$12,484	$15,280
12/21	$14,107	$12,476	$15,567
1/22	$13,825	$12,202	$15,141
2/22	$13,640	$12,036	$14,985
3/22	$13,544	$11,713	$14,814
4/22	$13,103	$11,276	$14,287
5/22	$12,946	$11,338	$14,322
6/22	$12,093	$11,112	$13,358
7/22	$12,682	$11,391	$14,146
8/22	$12,493	$11,095	$13,820
9/22	$11,970	$10,617	$13,271
10/22	$12,318	$10,500	$13,616
11/22	$12,479	$10,892	$13,912
12/22	$12,403	$10,855	$13,825
1/23	$12,887	$11,192	$14,351
2/23	$12,751	$10,917	$14,167
3/23	$12,883	$11,173	$14,318
4/23	$13,000	$11,241	$14,461
5/23	$12,886	$11,124	$14,329
6/23	$13,095	$11,107	$14,568
7/23	$13,322	$11,118	$14,769
8/23	$13,327	$11,051	$14,810
9/23	$13,138	$10,788	$14,635
10/23	$12,915	$10,625	$14,465
11/23	$13,479	$11,104	$15,120
12/23	$13,996	$11,525	$15,684
1/24	$14,080	$11,497	$15,683
2/24	$14,118	$11,360	$15,729
3/24	$14,325	$11,471	$15,915
4/24	$14,196	$11,203	$15,765
5/24	$14,354	$11,389	$15,938
6/24	$14,495	$11,493	$16,089
7/24	$14,673	$11,754	$16,402
8/24	$14,864	$11,927	$16,669
9/24	$15,039	$12,090	$16,939
10/24	$15,005	$11,816	$16,847
11/24	$15,177	$11,940	$17,041
12/24	$15,117	$11,760	$16,969
1/25	$15,277	$11,831	$17,201
2/25	$15,345	$12,075	$17,316
3/25	$15,115	$12,073	$17,139
4/25	$15,102	$12,115	$17,135
5/25	$15,362	$12,054	$17,423
6/25	$15,660	$12,242	$17,744
7/25	$15,739	$12,224	$17,824
8/25	$15,910	$12,371	$18,046
9/25	$16,009	$12,502	$18,194

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class L	6.45%	4.75%	4.82%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg U.S. Corporate High Yield Index	7.41%	5.55%	6.17%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$59,504,668
# of Portfolio Holdings	176
Portfolio Turnover Rate	68%
Total Advisory Fees Paid (Net of Waivers)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Common Stocks	0.1%
Short-Term Investments	1.3%
Senior Loan Interests	3.5%
Corporate Bonds	95.1%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	0.6%
Not Rated	1.6%
CCC	13.7%
B	40.1%
BB	38.7%
BBB	5.3%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2026 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-869-6397.

Effective March 31, 2025, Bo Hunt began serving as a portfolio manager of the Fund. Justin H. Bourgette will continue to serve as a portfolio manager of the Fund. Prior to February 24, 2025, the Fund was managed by Joseph F. Hurley and Justin H. Bourgette.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

MSYLX -TSR-AR

Morgan Stanley Institutional Fund Trust - High Yield Portfolio

Class R6 MSHYX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Fund Trust - High Yield Portfolio for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$64	0.62%

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the Bloomberg U.S. Corporate High Yield Index:

↓ Challenging credit selection and an underweight position in the cable & satellite sector, which was unfavorable as the sector outperformed.

↓ Automotive sector, where credit selection was challenging.

↓ Bonds rated CCC and below, where credit selection hurt.

↑ Credit selection and an underweight position in the retailers sector, which were both favorable.

↑ Sound credit selection in the midstream sector.

↑ Credit selection and an overweight position in B-rated bonds, which outperformed.

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield Index
9/15	$5,000,000	$5,000,000	$5,000,000
10/15	$5,088,793	$5,015,983	$5,137,455
11/15	$5,012,743	$4,997,691	$5,023,257
12/15	$4,837,546	$4,972,724	$4,896,741
1/16	$4,732,724	$5,027,618	$4,818,045
2/16	$4,744,752	$5,063,331	$4,845,584
3/16	$4,926,258	$5,125,385	$5,060,938
4/16	$5,071,595	$5,160,305	$5,259,077
5/16	$5,105,283	$5,164,336	$5,291,551
6/16	$5,133,714	$5,255,253	$5,340,252
7/16	$5,286,926	$5,298,558	$5,484,647
8/16	$5,397,544	$5,304,274	$5,599,381
9/16	$5,437,411	$5,305,534	$5,636,701
10/16	$5,471,919	$5,270,337	$5,658,466
11/16	$5,490,199	$5,151,874	$5,631,603
12/16	$5,588,368	$5,167,178	$5,735,540
1/17	$5,661,455	$5,185,408	$5,818,844
2/17	$5,725,143	$5,225,417	$5,903,532
3/17	$5,715,234	$5,223,667	$5,890,356
4/17	$5,779,590	$5,267,009	$5,958,375
5/17	$5,821,345	$5,307,646	$6,010,189
6/17	$5,811,352	$5,303,146	$6,018,317
7/17	$5,888,356	$5,329,560	$6,084,968
8/17	$5,878,287	$5,375,542	$6,082,584
9/17	$5,950,206	$5,356,623	$6,137,201
10/17	$5,998,960	$5,363,055	$6,163,122
11/17	$6,012,401	$5,354,939	$6,147,389
12/17	$6,038,153	$5,378,546	$6,165,966
1/18	$6,098,294	$5,326,789	$6,202,946
2/18	$6,057,695	$5,276,280	$6,150,230
3/18	$6,047,283	$5,302,892	$6,113,081
4/18	$6,079,502	$5,267,509	$6,152,855
5/18	$6,081,209	$5,296,234	$6,151,149
6/18	$6,113,737	$5,288,553	$6,175,840
7/18	$6,158,920	$5,299,621	$6,243,240
8/18	$6,210,556	$5,325,731	$6,289,282
9/18	$6,249,955	$5,302,910	$6,324,305
10/18	$6,144,348	$5,258,549	$6,223,201
11/18	$6,057,247	$5,282,199	$6,169,661
12/18	$5,906,875	$5,364,842	$6,037,567
1/19	$6,144,177	$5,438,812	$6,310,483
2/19	$6,242,590	$5,444,740	$6,415,421
3/19	$6,296,180	$5,543,060	$6,475,762
4/19	$6,408,721	$5,550,818	$6,567,834
5/19	$6,331,883	$5,635,849	$6,489,779
6/19	$6,457,131	$5,715,564	$6,637,689
7/19	$6,477,124	$5,732,577	$6,675,115
8/19	$6,490,672	$5,862,290	$6,701,817
9/19	$6,544,370	$5,836,892	$6,726,224
10/19	$6,564,848	$5,855,750	$6,744,800
11/19	$6,578,469	$5,854,580	$6,766,820
12/19	$6,729,442	$5,863,304	$6,902,108
1/20	$6,756,797	$5,968,538	$6,903,943
2/20	$6,660,708	$6,057,906	$6,806,590
3/20	$5,651,854	$5,939,573	$6,026,581
4/20	$5,812,362	$6,058,552	$6,298,102
5/20	$6,118,561	$6,115,138	$6,575,560
6/20	$6,227,311	$6,166,162	$6,639,924
7/20	$6,492,185	$6,274,476	$6,951,213
8/20	$6,588,095	$6,238,296	$7,017,293
9/20	$6,556,004	$6,227,053	$6,945,116
10/20	$6,599,125	$6,204,796	$6,980,382
11/20	$6,838,501	$6,285,765	$7,256,528
12/20	$6,950,008	$6,307,471	$7,393,106
1/21	$6,986,395	$6,267,825	$7,417,559
2/21	$7,026,899	$6,186,952	$7,444,810
3/21	$7,067,493	$6,114,952	$7,455,945
4/21	$7,137,676	$6,166,371	$7,536,931
5/21	$7,168,954	$6,189,892	$7,559,224
6/21	$7,252,843	$6,235,017	$7,660,486
7/21	$7,254,898	$6,297,624	$7,689,663
8/21	$7,294,544	$6,293,421	$7,729,166
9/21	$7,309,163	$6,239,678	$7,728,321
10/21	$7,296,067	$6,234,578	$7,715,087
11/21	$7,215,455	$6,242,109	$7,640,056
12/21	$7,345,606	$6,237,900	$7,783,263
1/22	$7,199,463	$6,101,139	$7,570,442
2/22	$7,107,498	$6,017,957	$7,492,714
3/22	$7,060,994	$5,856,502	$7,406,815
4/22	$6,835,117	$5,638,069	$7,143,440
5/22	$6,758,466	$5,669,091	$7,160,953
6/22	$6,310,096	$5,555,809	$6,678,808
7/22	$6,628,680	$5,695,493	$7,073,082
8/22	$6,525,025	$5,547,431	$6,910,092
9/22	$6,263,587	$5,308,427	$6,635,626
10/22	$6,442,047	$5,250,182	$6,808,071
11/22	$6,533,034	$5,445,942	$6,955,841
12/22	$6,491,057	$5,427,445	$6,912,428
1/23	$6,760,497	$5,595,807	$7,175,599
2/23	$6,684,382	$5,458,308	$7,083,354
3/23	$6,757,123	$5,586,356	$7,159,070
4/23	$6,821,649	$5,620,482	$7,230,559
5/23	$6,773,636	$5,562,210	$7,164,301
6/23	$6,878,552	$5,553,566	$7,284,178
7/23	$7,009,601	$5,559,087	$7,384,680
8/23	$7,007,917	$5,525,611	$7,405,134
9/23	$6,912,088	$5,393,852	$7,317,528
10/23	$6,798,836	$5,312,738	$7,232,313
11/23	$7,098,982	$5,551,837	$7,559,968
12/23	$7,378,850	$5,762,497	$7,841,804
1/24	$7,431,369	$5,748,706	$7,841,492
2/24	$7,455,777	$5,679,782	$7,864,406
3/24	$7,559,830	$5,735,549	$7,957,442
4/24	$7,504,493	$5,601,518	$7,882,640
5/24	$7,582,883	$5,694,370	$7,969,242
6/24	$7,670,667	$5,746,426	$8,044,503
7/24	$7,759,193	$5,876,857	$8,200,896
8/24	$7,873,541	$5,963,370	$8,334,668
9/24	$7,970,074	$6,045,161	$8,469,515
10/24	$7,956,453	$5,907,858	$8,423,738
11/24	$8,051,782	$5,970,143	$8,520,651
12/24	$8,028,346	$5,879,976	$8,484,323
1/25	$8,122,465	$5,915,408	$8,600,251
2/25	$8,162,949	$6,037,713	$8,657,978
3/25	$8,046,641	$6,036,272	$8,569,472
4/25	$8,034,814	$6,057,592	$8,567,746
5/25	$8,176,887	$6,026,869	$8,711,658
6/25	$8,339,209	$6,120,766	$8,871,880
7/25	$8,385,609	$6,112,028	$8,911,854
8/25	$8,491,083	$6,185,444	$9,023,241
9/25	$8,538,127	$6,250,980	$9,096,845

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6	7.13%	5.43%	5.50%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg U.S. Corporate High Yield Index	7.41%	5.55%	6.17%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$59,504,668
# of Portfolio Holdings	176
Portfolio Turnover Rate	68%
Total Advisory Fees Paid (Net of Waivers)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Common Stocks	0.1%
Short-Term Investments	1.3%
Senior Loan Interests	3.5%
Corporate Bonds	95.1%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	0.6%
Not Rated	1.6%
CCC	13.7%
B	40.1%
BB	38.7%
BBB	5.3%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2026 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-869-6397.

Effective March 31, 2025, Bo Hunt began serving as a portfolio manager of the Fund. Justin H. Bourgette will continue to serve as a portfolio manager of the Fund. Prior to February 24, 2025, the Fund was managed by Joseph F. Hurley and Justin H. Bourgette.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

MSHYX -TSR-AR

Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio

Class A MUAIX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.40%

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the ICE BofA 3-Month U.S. Treasury Bill Index:

↑ Actively increased allocation to fixed-rate securities, as the Fund locked in longer-dated fixed-rate securities prior to market rally and beginning of mid-cycle monetary easing that occurred in September 2025, which benefited performance from both higher market value and higher current yields than prevailing alternatives.

↑ Exposure to BBB securities helped increase income versus tier 1 alternatives.

↓ Short maturity profile, as mandated by the Fund’s investment strategy, meant that higher yielding securities purchased in a higher prevailing interest rate environment matured off the portfolio and the proceeds were reinvested in lower yield environment.

↓ Elevated daily and weekly liquidity profile compared to prior years, which supported the Fund’s objective of capital preservation during the heightened geopolitical volatility in 2025 but also resulted in lower total income versus investing in longer-maturity structures offering incrementally higher yields.

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class A	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
4/16	$5,000,000	$5,000,000	$5,000,000
4/16	$5,000,003	$5,006,020	$5,000,304
5/16	$5,000,662	$5,009,930	$5,000,695
6/16	$5,001,684	$5,098,129	$5,002,577
7/16	$5,003,008	$5,140,140	$5,004,025
8/16	$5,004,731	$5,145,685	$5,004,915
9/16	$5,006,786	$5,146,907	$5,007,384
10/16	$5,009,223	$5,112,762	$5,008,636
11/16	$5,011,557	$4,997,841	$5,009,512
12/16	$5,014,460	$5,012,688	$5,011,641
1/17	$5,017,575	$5,030,373	$5,013,856
2/17	$5,020,452	$5,069,186	$5,015,934
3/17	$5,023,714	$5,067,488	$5,016,802
4/17	$5,027,277	$5,109,534	$5,020,169
5/17	$5,036,033	$5,148,956	$5,022,702
6/17	$5,039,887	$5,144,591	$5,026,930
7/17	$5,044,239	$5,170,215	$5,031,208
8/17	$5,048,709	$5,214,822	$5,035,921
9/17	$5,053,086	$5,196,469	$5,040,236
10/17	$5,057,624	$5,202,708	$5,044,739
11/17	$5,062,046	$5,194,836	$5,048,930
12/17	$5,062,455	$5,217,736	$5,054,540
1/18	$5,073,270	$5,167,527	$5,060,578
2/18	$5,078,582	$5,118,528	$5,065,363
3/18	$5,080,042	$5,144,344	$5,072,465
4/18	$5,092,717	$5,110,019	$5,079,096
5/18	$5,100,776	$5,137,886	$5,086,849
6/18	$5,108,862	$5,130,434	$5,095,406
7/18	$5,117,520	$5,141,171	$5,103,391
8/18	$5,126,131	$5,166,500	$5,112,592
9/18	$5,134,533	$5,144,362	$5,120,447
10/18	$5,143,653	$5,101,327	$5,129,300
11/18	$5,152,629	$5,124,270	$5,139,826
12/18	$5,162,530	$5,204,442	$5,149,288
1/19	$5,173,447	$5,276,200	$5,159,437
2/19	$5,188,508	$5,281,951	$5,168,624
3/19	$5,199,327	$5,377,331	$5,180,163
4/19	$5,209,619	$5,384,858	$5,189,907
5/19	$5,220,187	$5,467,346	$5,201,750
6/19	$5,230,181	$5,544,678	$5,213,261
7/19	$5,240,178	$5,561,182	$5,222,715
8/19	$5,249,765	$5,687,017	$5,233,429
9/19	$5,258,688	$5,662,378	$5,242,573
10/19	$5,267,394	$5,680,673	$5,252,657
11/19	$5,275,315	$5,679,537	$5,259,208
12/19	$5,283,143	$5,688,001	$5,266,715
1/20	$5,290,562	$5,790,088	$5,273,752
2/20	$5,297,197	$5,876,785	$5,281,549
3/20	$5,271,440	$5,761,990	$5,296,975
4/20	$5,285,705	$5,877,411	$5,297,388
5/20	$5,293,961	$5,932,305	$5,297,475
6/20	$5,296,115	$5,981,804	$5,298,155
7/20	$5,298,072	$6,086,880	$5,299,205
8/20	$5,299,578	$6,051,781	$5,299,611
9/20	$5,300,678	$6,040,874	$5,300,240
10/20	$5,296,150	$6,019,283	$5,300,791
11/20	$5,296,926	$6,097,831	$5,301,261
12/20	$5,297,678	$6,118,888	$5,301,847
1/21	$5,298,102	$6,080,428	$5,302,347
2/21	$5,298,230	$6,001,972	$5,302,796
3/21	$5,298,365	$5,932,125	$5,303,179
4/21	$5,298,496	$5,982,007	$5,303,259
5/21	$5,298,631	$6,004,824	$5,303,368
6/21	$5,298,762	$6,048,601	$5,303,172
7/21	$5,298,897	$6,109,336	$5,303,440
8/21	$5,299,032	$6,105,258	$5,303,650
9/21	$5,299,162	$6,053,122	$5,303,940
10/21	$5,299,297	$6,048,175	$5,303,722
11/21	$5,299,428	$6,055,480	$5,304,077
12/21	$5,299,563	$6,051,397	$5,304,454
1/22	$5,299,698	$5,918,725	$5,304,215
2/22	$5,294,509	$5,838,030	$5,304,895
3/22	$5,295,112	$5,681,403	$5,306,531
4/22	$5,296,408	$5,469,500	$5,307,277
5/22	$5,299,786	$5,499,595	$5,310,933
6/22	$5,304,941	$5,389,699	$5,312,091
7/22	$5,312,902	$5,525,207	$5,314,813
8/22	$5,323,553	$5,381,572	$5,323,391
9/22	$5,334,867	$5,149,714	$5,336,639
10/22	$5,343,699	$5,093,210	$5,345,015
11/22	$5,360,371	$5,283,117	$5,362,252
12/22	$5,384,944	$5,265,173	$5,381,660
1/23	$5,410,965	$5,428,501	$5,398,513
2/23	$5,430,451	$5,295,114	$5,416,133
3/23	$5,446,980	$5,419,333	$5,439,429
4/23	$5,474,551	$5,452,439	$5,456,550
5/23	$5,498,200	$5,395,909	$5,477,920
6/23	$5,516,372	$5,387,524	$5,502,990
7/23	$5,546,984	$5,392,879	$5,524,903
8/23	$5,572,886	$5,360,404	$5,549,849
9/23	$5,598,029	$5,232,585	$5,575,281
10/23	$5,624,332	$5,153,896	$5,600,184
11/23	$5,650,035	$5,385,846	$5,625,326
12/23	$5,682,312	$5,590,208	$5,651,546
1/24	$5,709,015	$5,576,830	$5,675,696
2/24	$5,733,973	$5,509,966	$5,698,949
3/24	$5,754,881	$5,564,065	$5,724,540
4/24	$5,780,689	$5,434,042	$5,749,102
5/24	$5,807,281	$5,524,118	$5,776,691
6/24	$5,833,030	$5,574,618	$5,800,248
7/24	$5,859,603	$5,701,149	$5,826,229
8/24	$5,891,901	$5,785,075	$5,854,100
9/24	$5,916,818	$5,864,420	$5,879,496
10/24	$5,941,246	$5,731,223	$5,901,829
11/24	$5,964,300	$5,791,645	$5,924,379
12/24	$5,987,661	$5,704,174	$5,948,334
1/25	$6,010,673	$5,738,547	$5,970,232
2/25	$6,031,460	$5,857,195	$5,989,192
3/25	$6,054,392	$5,855,797	$6,009,187
4/25	$6,070,499	$5,876,480	$6,029,862
5/25	$6,093,080	$5,846,676	$6,051,782
6/25	$6,114,586	$5,937,765	$6,071,683
7/25	$6,136,812	$5,929,289	$6,092,641
8/25	$6,159,014	$6,000,509	$6,116,581
9/25	$6,186,466	$6,064,086	$6,137,061

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 4/28/16 (Inception)
Class A	4.56%	3.14%	2.28%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.07%
ICE BofA 3-Month U.S. Treasury Bill Index	4.38%	2.98%	2.20%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$15,185,874,224
# of Portfolio Holdings	207
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$20,218,148

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Sovereign	0.3%
Certificates of Deposit	6.6%
Corporate Bonds	15.3%
Repurchase Agreements	20.1%
Commercial Paper	25.6%
Floating Rate Notes	32.1%

Credit Quality (% of net assets)Footnote Referencea

AAA
1.0%
AA
2.5%
A
22.8%
BBB
0.5%
Cash and Equivalents
73.2%

Value	Value
Cash and Equivalents	73.2%
BBB	0.5%
A	22.8%
AA	2.5%
AAA	1.0%
Footnote	Description
Footnote[a]	Security ratings disclosed is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

MUAIX -TSR-AR

Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio

Institutional Class MUIIX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$31	0.30%

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the ICE BofA 3-Month U.S. Treasury Bill Index:

↑ Actively increased allocation to fixed-rate securities, as the Fund locked in longer-dated fixed-rate securities prior to market rally and beginning of mid-cycle monetary easing that occurred in September 2025, which benefited performance from both higher market value and higher current yields than prevailing alternatives.

↑ Exposure to BBB securities helped increase income versus tier 1 alternatives.

↓ Short maturity profile, as mandated by the Fund’s investment strategy, meant that higher yielding securities purchased in a higher prevailing interest rate environment matured off the portfolio and the proceeds were reinvested in lower yield environment.

↓ Elevated daily and weekly liquidity profile compared to prior years, which supported the Fund’s objective of capital preservation during the heightened geopolitical volatility in 2025 but also resulted in lower total income versus investing in longer-maturity structures offering incrementally higher yields.

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Institutional Class	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
4/16	$1,000,000	$1,000,000	$1,000,000
4/16	$1,000,009	$1,001,204	$1,000,061
5/16	$1,000,349	$1,001,986	$1,000,139
6/16	$1,000,758	$1,019,626	$1,000,515
7/16	$1,001,235	$1,028,028	$1,000,805
8/16	$1,001,764	$1,029,137	$1,000,983
9/16	$1,002,342	$1,029,381	$1,001,477
10/16	$1,003,001	$1,022,552	$1,001,727
11/16	$1,003,634	$999,568	$1,001,902
12/16	$1,004,386	$1,002,538	$1,002,328
1/17	$1,005,181	$1,006,075	$1,002,771
2/17	$1,005,913	$1,013,837	$1,003,187
3/17	$1,007,744	$1,013,498	$1,003,360
4/17	$1,008,624	$1,021,907	$1,004,034
5/17	$1,009,544	$1,029,791	$1,004,540
6/17	$1,010,483	$1,028,918	$1,005,386
7/17	$1,011,527	$1,034,043	$1,006,242
8/17	$1,012,596	$1,042,964	$1,007,184
9/17	$1,013,640	$1,039,294	$1,008,047
10/17	$1,014,723	$1,040,542	$1,008,948
11/17	$1,015,778	$1,038,967	$1,009,786
12/17	$1,017,048	$1,043,547	$1,010,908
1/18	$1,018,376	$1,033,505	$1,012,116
2/18	$1,019,599	$1,023,706	$1,013,073
3/18	$1,020,065	$1,028,869	$1,014,493
4/18	$1,022,778	$1,022,004	$1,015,819
5/18	$1,024,571	$1,027,577	$1,017,370
6/18	$1,026,364	$1,026,087	$1,019,081
7/18	$1,028,278	$1,028,234	$1,020,678
8/18	$1,030,184	$1,033,300	$1,022,518
9/18	$1,032,042	$1,028,872	$1,024,089
10/18	$1,034,051	$1,020,265	$1,025,860
11/18	$1,036,026	$1,024,854	$1,027,965
12/18	$1,038,194	$1,040,888	$1,029,858
1/19	$1,040,566	$1,055,240	$1,031,887
2/19	$1,043,755	$1,056,390	$1,033,725
3/19	$1,046,109	$1,075,466	$1,036,033
4/19	$1,048,352	$1,076,972	$1,037,981
5/19	$1,050,658	$1,093,469	$1,040,350
6/19	$1,052,842	$1,108,936	$1,042,652
7/19	$1,055,034	$1,112,236	$1,044,543
8/19	$1,057,144	$1,137,403	$1,046,686
9/19	$1,059,115	$1,132,476	$1,048,515
10/19	$1,061,048	$1,136,135	$1,050,531
11/19	$1,062,818	$1,135,907	$1,051,842
12/19	$1,064,576	$1,137,600	$1,053,343
1/20	$1,066,251	$1,158,018	$1,054,750
2/20	$1,067,758	$1,175,357	$1,056,310
3/20	$1,062,746	$1,152,398	$1,059,395
4/20	$1,065,797	$1,175,482	$1,059,478
5/20	$1,067,643	$1,186,461	$1,059,495
6/20	$1,068,252	$1,196,361	$1,059,631
7/20	$1,068,738	$1,217,376	$1,059,841
8/20	$1,069,132	$1,210,356	$1,059,922
9/20	$1,069,442	$1,208,175	$1,060,048
10/20	$1,068,619	$1,203,857	$1,060,158
11/20	$1,068,864	$1,219,566	$1,060,252
12/20	$1,069,106	$1,223,778	$1,060,369
1/21	$1,069,283	$1,216,086	$1,060,469
2/21	$1,069,384	$1,200,394	$1,060,559
3/21	$1,069,474	$1,186,425	$1,060,636
4/21	$1,069,564	$1,196,401	$1,060,652
5/21	$1,069,648	$1,200,965	$1,060,674
6/21	$1,069,730	$1,209,720	$1,060,634
7/21	$1,069,825	$1,221,867	$1,060,688
8/21	$1,069,914	$1,221,052	$1,060,730
9/21	$1,069,991	$1,210,624	$1,060,788
10/21	$1,070,066	$1,209,635	$1,060,744
11/21	$1,070,142	$1,211,096	$1,060,815
12/21	$1,070,221	$1,210,279	$1,060,891
1/22	$1,070,296	$1,183,745	$1,060,843
2/22	$1,069,306	$1,167,606	$1,060,979
3/22	$1,069,515	$1,136,281	$1,061,306
4/22	$1,069,864	$1,093,900	$1,061,455
5/22	$1,070,594	$1,099,919	$1,062,187
6/22	$1,071,680	$1,077,940	$1,062,418
7/22	$1,073,334	$1,105,041	$1,062,963
8/22	$1,075,532	$1,076,314	$1,064,678
9/22	$1,077,863	$1,029,943	$1,067,328
10/22	$1,079,694	$1,018,642	$1,069,003
11/22	$1,084,195	$1,056,623	$1,072,450
12/22	$1,088,119	$1,053,035	$1,076,332
1/23	$1,093,424	$1,085,700	$1,079,703
2/23	$1,098,504	$1,059,023	$1,083,227
3/23	$1,101,895	$1,083,867	$1,087,886
4/23	$1,106,407	$1,090,488	$1,091,310
5/23	$1,111,235	$1,079,182	$1,095,584
6/23	$1,114,952	$1,077,505	$1,100,598
7/23	$1,121,184	$1,078,576	$1,104,981
8/23	$1,126,468	$1,072,081	$1,109,970
9/23	$1,131,597	$1,046,517	$1,115,056
10/23	$1,136,964	$1,030,779	$1,120,037
11/23	$1,143,352	$1,077,169	$1,125,065
12/23	$1,148,781	$1,118,042	$1,130,309
1/24	$1,154,230	$1,115,366	$1,135,139
2/24	$1,159,322	$1,101,993	$1,139,790
3/24	$1,163,596	$1,112,813	$1,144,908
4/24	$1,168,862	$1,086,808	$1,149,820
5/24	$1,174,340	$1,104,824	$1,155,338
6/24	$1,179,645	$1,114,924	$1,160,050
7/24	$1,186,306	$1,140,230	$1,165,246
8/24	$1,191,754	$1,157,015	$1,170,820
9/24	$1,198,091	$1,172,884	$1,175,899
10/24	$1,201,938	$1,146,245	$1,180,366
11/24	$1,206,702	$1,158,329	$1,184,876
12/24	$1,211,533	$1,140,835	$1,189,667
1/25	$1,216,293	$1,147,709	$1,194,046
2/25	$1,220,594	$1,171,439	$1,197,838
3/25	$1,225,340	$1,171,160	$1,201,837
4/25	$1,229,932	$1,175,296	$1,205,972
5/25	$1,233,377	$1,169,335	$1,210,356
6/25	$1,239,073	$1,187,553	$1,214,337
7/25	$1,242,439	$1,185,858	$1,218,528
8/25	$1,248,286	$1,200,102	$1,223,316
9/25	$1,252,699	$1,212,817	$1,227,412

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 4/28/16 (Inception)
Institutional Class	4.56%	3.21%	2.42%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.07%
ICE BofA 3-Month U.S. Treasury Bill Index	4.38%	2.98%	2.20%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$15,185,874,224
# of Portfolio Holdings	207
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$20,218,148

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Sovereign	0.3%
Certificates of Deposit	6.6%
Corporate Bonds	15.3%
Repurchase Agreements	20.1%
Commercial Paper	25.6%
Floating Rate Notes	32.1%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	73.2%
BBB	0.5%
A	22.8%
AA	2.5%
AAA	1.0%
Footnote	Description
Footnote[a]	Security ratings disclosed is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

MUIIX -TSR-AR

Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio

Class IR MULSX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$26	0.25%

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the ICE BofA 3-Month U.S. Treasury Bill Index:

↑ Actively increased allocation to fixed-rate securities, as the Fund locked in longer-dated fixed-rate securities prior to market rally and beginning of mid-cycle monetary easing that occurred in September 2025, which benefited performance from both higher market value and higher current yields than prevailing alternatives.

↑ Exposure to BBB securities helped increase income versus tier 1 alternatives.

↓ Short maturity profile, as mandated by the Fund’s investment strategy, meant that higher yielding securities purchased in a higher prevailing interest rate environment matured off the portfolio and the proceeds were reinvested in lower yield environment.

↓ Elevated daily and weekly liquidity profile compared to prior years, which supported the Fund’s objective of capital preservation during the heightened geopolitical volatility in 2025 but also resulted in lower total income versus investing in longer-maturity structures offering incrementally higher yields.

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class IR	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
4/16	$5,000,000	$5,000,000	$5,000,000
4/16	$5,000,059	$5,006,020	$5,000,304
5/16	$5,001,969	$5,009,930	$5,000,695
6/16	$5,004,222	$5,098,129	$5,002,577
7/16	$5,006,819	$5,140,140	$5,004,025
8/16	$5,009,676	$5,145,685	$5,004,915
9/16	$5,012,772	$5,146,907	$5,007,384
10/16	$5,021,297	$5,112,762	$5,008,636
11/16	$5,024,671	$4,997,841	$5,009,512
12/16	$5,028,649	$5,012,688	$5,011,641
1/17	$5,032,835	$5,030,373	$5,013,856
2/17	$5,036,677	$5,069,186	$5,015,934
3/17	$5,041,017	$5,067,488	$5,016,802
4/17	$5,045,627	$5,109,534	$5,020,169
5/17	$5,050,441	$5,148,956	$5,022,702
6/17	$5,055,347	$5,144,591	$5,026,930
7/17	$5,060,789	$5,170,215	$5,031,208
8/17	$5,066,353	$5,214,822	$5,035,921
9/17	$5,071,790	$5,196,469	$5,040,236
10/17	$5,077,425	$5,202,708	$5,044,739
11/17	$5,082,911	$5,194,836	$5,048,930
12/17	$5,089,486	$5,217,736	$5,054,540
1/18	$5,096,349	$5,167,527	$5,060,578
2/18	$5,102,666	$5,118,528	$5,065,363
3/18	$5,110,325	$5,144,344	$5,072,465
4/18	$5,119,008	$5,110,019	$5,079,096
5/18	$5,128,201	$5,137,886	$5,086,849
6/18	$5,137,390	$5,130,434	$5,095,406
7/18	$5,147,192	$5,141,171	$5,103,391
8/18	$5,156,950	$5,166,500	$5,112,592
9/18	$5,166,468	$5,144,362	$5,120,447
10/18	$5,176,749	$5,101,327	$5,129,300
11/18	$5,186,851	$5,124,270	$5,139,826
12/18	$5,197,925	$5,204,442	$5,149,288
1/19	$5,215,230	$5,276,200	$5,159,437
2/19	$5,226,195	$5,281,951	$5,168,624
3/19	$5,238,211	$5,377,331	$5,180,163
4/19	$5,249,666	$5,384,858	$5,189,907
5/19	$5,261,435	$5,467,346	$5,201,750
6/19	$5,272,595	$5,544,678	$5,213,261
7/19	$5,283,799	$5,561,182	$5,222,715
8/19	$5,294,594	$5,687,017	$5,233,429
9/19	$5,304,685	$5,662,378	$5,242,573
10/19	$5,314,596	$5,680,673	$5,252,657
11/19	$5,323,681	$5,679,537	$5,259,208
12/19	$5,332,713	$5,688,001	$5,266,715
1/20	$5,341,334	$5,790,088	$5,273,752
2/20	$5,349,095	$5,876,785	$5,281,549
3/20	$5,329,568	$5,761,990	$5,296,975
4/20	$5,339,723	$5,877,411	$5,297,388
5/20	$5,349,197	$5,932,305	$5,297,475
6/20	$5,352,472	$5,981,804	$5,298,155
7/20	$5,355,131	$6,086,880	$5,299,205
8/20	$5,357,334	$6,051,781	$5,299,611
9/20	$5,359,106	$6,040,874	$5,300,240
10/20	$5,360,576	$6,019,283	$5,300,791
11/20	$5,356,656	$6,097,831	$5,301,261
12/20	$5,358,100	$6,118,888	$5,301,847
1/21	$5,359,214	$6,080,428	$5,302,347
2/21	$5,359,927	$6,001,972	$5,302,796
3/21	$5,360,605	$5,932,125	$5,303,179
4/21	$5,361,278	$5,982,007	$5,303,259
5/21	$5,361,925	$6,004,824	$5,303,368
6/21	$5,362,558	$6,048,601	$5,303,172
7/21	$5,363,265	$6,109,336	$5,303,440
8/21	$5,363,939	$6,105,258	$5,303,650
9/21	$5,364,543	$6,053,122	$5,303,940
10/21	$5,365,146	$6,048,175	$5,303,722
11/21	$5,365,748	$6,055,480	$5,304,077
12/21	$5,366,372	$6,051,397	$5,304,454
1/22	$5,366,980	$5,918,725	$5,304,215
2/22	$5,362,219	$5,838,030	$5,304,895
3/22	$5,363,493	$5,681,403	$5,306,531
4/22	$5,365,468	$5,469,500	$5,307,277
5/22	$5,369,356	$5,499,595	$5,310,933
6/22	$5,375,021	$5,389,699	$5,312,091
7/22	$5,383,545	$5,525,207	$5,314,813
8/22	$5,394,798	$5,381,572	$5,323,391
9/22	$5,406,711	$5,149,714	$5,336,639
10/22	$5,416,126	$5,093,210	$5,345,015
11/22	$5,433,473	$5,283,117	$5,362,252
12/22	$5,458,847	$5,265,173	$5,381,660
1/23	$5,485,691	$5,428,501	$5,398,513
2/23	$5,505,873	$5,295,114	$5,416,133
3/23	$5,523,104	$5,419,333	$5,439,429
4/23	$5,551,510	$5,452,439	$5,456,550
5/23	$5,575,970	$5,395,909	$5,477,920
6/23	$5,594,854	$5,387,524	$5,502,990
7/23	$5,626,366	$5,392,879	$5,524,903
8/23	$5,653,120	$5,360,404	$5,549,849
9/23	$5,679,094	$5,232,585	$5,575,281
10/23	$5,706,267	$5,153,896	$5,600,184
11/23	$5,732,821	$5,385,846	$5,625,326
12/23	$5,766,057	$5,590,208	$5,651,546
1/24	$5,793,649	$5,576,830	$5,675,696
2/24	$5,819,437	$5,509,966	$5,698,949
3/24	$5,841,138	$5,564,065	$5,724,540
4/24	$5,867,816	$5,434,042	$5,749,102
5/24	$5,895,564	$5,524,118	$5,776,691
6/24	$5,922,438	$5,574,618	$5,800,248
7/24	$5,956,137	$5,701,149	$5,826,229
8/24	$5,983,738	$5,785,075	$5,854,100
9/24	$6,015,803	$5,864,420	$5,879,496
10/24	$6,035,371	$5,731,223	$5,901,829
11/24	$6,059,538	$5,791,645	$5,924,379
12/24	$6,084,052	$5,704,174	$5,948,334
1/25	$6,108,214	$5,738,547	$5,970,232
2/25	$6,130,047	$5,857,195	$5,989,192
3/25	$6,154,137	$5,855,797	$6,009,187
4/25	$6,171,270	$5,876,480	$6,029,862
5/25	$6,195,019	$5,846,676	$6,051,782
6/25	$6,217,654	$5,937,765	$6,071,683
7/25	$6,241,053	$5,929,289	$6,092,641
8/25	$6,270,695	$6,000,509	$6,116,581
9/25	$6,293,117	$6,064,086	$6,137,061

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 4/28/16 (Inception)
Class IR	4.61%	3.27%	2.47%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.07%
ICE BofA 3-Month U.S. Treasury Bill Index	4.38%	2.98%	2.20%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$15,185,874,224
# of Portfolio Holdings	207
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$20,218,148

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Sovereign	0.3%
Certificates of Deposit	6.6%
Corporate Bonds	15.3%
Repurchase Agreements	20.1%
Commercial Paper	25.6%
Floating Rate Notes	32.1%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	73.2%
BBB	0.5%
A	22.8%
AA	2.5%
AAA	1.0%
Footnote	Description
Footnote[a]	Security ratings disclosed is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

MULSX -TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1 (212) 259-1155. The Registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant's Board of Trustees has determined that Jakki L. Haussler, an “independent” Trustee, is an “audit committee financial expert" serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a) – (d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended September 30, 2024 and September 30, 2025 by the registrant’s principal accountant, Ernst & Young LLP, for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by Ernst & Young LLP during those periods.

2025

	Registrant			Covered Entities(1)
Audit Fees		$367,553		$	N/A
Non-Audit Fees
Audit Related Fees		$—	(2)		$—	(2)
Tax Fees		$—	(3)		$—	(4)
All Other Fees	$				$—
Total Non-Audit Fees	$				$—

Total		$367,553			$—

2024

	Registrant			Covered Entities(1)
Audit Fees		$418,223		$	N/A
Non-Audit Fees
Audit Related Fees		$—	(2)		$—	(2)
Tax Fees		$—	(3)		$—	(4)
All Other Fees	$				$372,395	(5)
Total Non-Audit Fees	$				$372,395

Total		$418,223			$372,395

N/A – Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(5) The Fees included under “All Other Fees” are for services provided by Ernst & Young LLP related to surprise examinations for certain investment accounts to satisfy SEC Custody Rules and consulting services related to merger integration for sister entity to the Adviser.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2)  No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) See table above.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) whose members are:

Nancy C. Everett, Eddie A. Grier and Jakki L. Haussler.

Item 6. Schedule of Investments

(a)	Please see the schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Morgan Stanley Institutional Fund Trust

September 30, 2025

Portfolio of Investments

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (97.8%)
Corporate Bonds (97.6%)
Finance (39.5%)
AIB Group PLC,
5.32%, 5/15/31 (a)	$575	$592
Aircastle Ltd./Aircastle Ireland DAC,
5.25%, 3/15/30 (a)	450	459
5.75%, 10/1/31 (a)	300	313
Ally Financial, Inc.,
5.54%, 1/17/31	50	51
6.18%, 7/26/35	40	41
American International Group, Inc.,
5.45%, 5/7/35	675	704
American National Group, Inc.,
6.14%, 6/13/32 (a)	575	604
7.00%, 12/1/55	250	258
Athene Holding Ltd.,
6.63%, 5/19/55	125	134
6.65%, 2/1/33	275	299
Avolon Holdings Funding Ltd.,
4.95%, 1/15/28 (a)	650	657
5.38%, 5/30/30 (a)	200	205
5.75%, 11/15/29 (a)	75	78
Banco de Credito e Inversiones SA,
2.88%, 10/14/31 (a)	200	183
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander,
5.62%, 12/10/29 (a)	200	209
Banco Santander SA,
4.18%, 3/24/28	600	599
5.44%, 7/15/31	800	840
Bank of America Corp.,
5.46%, 5/9/36	875	913
5.87%, 9/15/34	2,350	2,519
Bank of New York Mellon Corp., Series J
4.97%, 4/26/34	705	719
Bank of Nova Scotia,
8.00%, 1/27/84	475	510
Barclays PLC,
5.79%, 2/25/36	550	574
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico,
7.63%, 2/11/35 (a)	200	211
8.45%, 6/29/38 (a)	200	222
Belrose Funding Trust II,
6.79%, 5/15/55 (a)	300	325
Brookfield Asset Management Ltd.,
6.08%, 9/15/55	150	156
CaixaBank SA,
6.84%, 9/13/34 (a)	625	697
Canadian Imperial Bank of Commerce,
7.00%, 10/28/85	450	463
	Face Amount (000)	Value (000)
Centene Corp.,
3.00%, 10/15/30	$1,075	$961
Citadel LP,
6.38%, 1/23/32 (a)	625	662
Citadel Securities Global Holdings LLC,
6.20%, 6/18/35 (a)	348	366
Citigroup, Inc.,
3.79%, 3/17/33	25	24
4.54%, 9/19/30	600	603
Citizens Financial Group, Inc.,
5.25%, 3/5/31	145	149
Commonwealth Bank of Australia,
3.61%, 9/12/34 (a)	375	360
COPT Defense Properties LP,
2.75%, 4/15/31	925	838
Dai-ichi Life Insurance Co. Ltd.,
6.20%, 1/16/35 (a)(b)	400	416
Deutsche Bank AG,
3.04%, 5/28/32	175	160
Enact Holdings, Inc.,
6.25%, 5/28/29	925	968
Essent Group Ltd.,
6.25%, 7/1/29	775	812
Extra Space Storage LP,
3.90%, 4/1/29	900	888
5.50%, 7/1/30	150	156
Fortitude Global Funding,
4.63%, 10/6/28 (a)(c)	225	225
Fortitude Group Holdings LLC,
6.25%, 4/1/30 (a)	315	327
Global Atlantic Fin Co.,
6.75%, 3/15/54 (a)	250	265
7.95%, 10/15/54 (a)	325	344
Goldman Sachs Group, Inc.,
5.33%, 7/23/35	1,825	1,879
HA Sustainable Infrastructure Capital, Inc.,
6.38%, 7/1/34	600	611
Healthpeak OP LLC,
5.38%, 2/15/35	550	562
HSBC Holdings PLC,
2.87%, 11/22/32	200	180
Intact Financial Corp.,
5.46%, 9/22/32 (a)	875	902
Intesa Sanpaolo SpA,
7.20%, 11/28/33 (a)	575	656
Jefferies Financial Group, Inc.,
6.20%, 4/14/34	100	106
JPMorgan Chase & Co.,
5.77%, 4/22/35	2,600	2,771
KKR & Co., Inc.,
5.10%, 8/7/35	275	276
Liberty Mutual Group, Inc.,
4.13%, 12/15/51 (a)	525	516

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2025

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
LPL Holdings, Inc.,
4.90%, 4/3/28	$425	$430
Macquarie Airfinance Holdings Ltd.,
6.40%, 3/26/29 (a)	200	211
6.50%, 3/26/31 (a)	450	483
Marex Group PLC,
6.40%, 11/4/29	525	542
Marsh & McLennan Cos., Inc.,
5.40%, 3/15/55	325	319
Mitsubishi HC Finance America LLC,
5.15%, 10/24/29 (a)	600	615
Nationwide Building Society,
4.30%, 3/8/29 (a)	625	625
5.54%, 7/14/36 (a)	475	489
Pacific Life Insurance Co.,
5.95%, 9/15/55 (a)	450	466
Phillips Edison Grocery Center Operating Partnership I LP,
2.63%, 11/15/31	700	622
5.25%, 8/15/32	250	256
PNC Bank NA,
4.43%, 7/21/28	750	754
PNC Financial Services Group, Inc.,
5.40%, 7/23/35	850	880
Principal Financial Group, Inc.,
4.11%, 2/15/28 (a)	850	848
Raymond James Financial, Inc.,
5.65%, 9/11/55	300	298
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
3.88%, 3/1/31 (a)	545	509
Royal Bank of Canada,
4.50%, 8/6/29	250	252
5.15%, 2/4/31	875	902
Santander U.K. Group Holdings PLC,
5.14%, 9/22/36	200	198
SMBC Aviation Capital Finance DAC,
2.30%, 6/15/28 (a)	350	332
5.55%, 4/3/34 (a)	525	543
Societe Generale SA,
3.65%, 7/8/35 (a)(d)	275	256
Sumitomo Mitsui Financial Group, Inc.,
5.85%, 7/13/30	450	480
Sumitomo Mitsui Trust Bank Ltd.,
4.85%, 9/10/34 (a)	700	703
Synchrony Financial,
5.94%, 8/2/30	525	544
Synovus Financial Corp.,
6.17%, 11/1/30	910	945
Toronto-Dominion Bank,
8.13%, 10/31/82	350	370
	Face Amount (000)	Value (000)
Travelers Cos., Inc.,
5.05%, 7/24/35	$725	$738
U.S. Bancorp,
4.84%, 2/1/34	250	251
5.08%, 5/15/31	550	566
UBS Group AG,
3.09%, 5/14/32 (a)	1,125	1,041
9.02%, 11/15/33 (a)	500	627
UniCredit SpA,
5.46%, 6/30/35 (a)	275	277
UnitedHealth Group, Inc.,
5.63%, 7/15/54	1,050	1,045
Wells Fargo & Co.,
5.15%, 4/23/31	1,075	1,109
5.61%, 4/23/36	325	341
MTN
5.56%, 7/25/34	1,275	1,340
		51,725
Industrials (47.8%)
AbbVie, Inc.,
4.50%, 5/14/35	400	393
Adventist Health System,
5.43%, 3/1/32	325	334
Alaska Airlines 2020-1 Class A Pass-Through Trust,
4.80%, 2/15/29 (a)	593	594
Alibaba Group Holding Ltd.,
2.70%, 2/9/41	440	328
Amazon.com, Inc.,
2.50%, 6/3/50	475	294
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.90%, 2/1/46	400	375
Apple, Inc.,
2.95%, 9/11/49	825	566
Aptiv Swiss Holdings Ltd.,
5.15%, 9/13/34	375	373
Arches Buyer, Inc.,
4.25%, 6/1/28 (a)	400	392
AS Mileage Plan IP Ltd.,
5.02%, 10/20/29 (a)	300	300
5.31%, 10/20/31 (a)	375	373
AT&T, Inc.,
3.80%, 12/1/57	1,050	749
5.38%, 8/15/35	625	644
BAT Capital Corp.,
2.26%, 3/25/28	575	550
3.73%, 9/25/40	175	141
4.63%, 3/22/33	650	644
Biogen, Inc.,
6.45%, 5/15/55	225	241

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2025

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Boeing Co.,
5.81%, 5/1/50	$610	$610
5.93%, 5/1/60	175	175
6.26%, 5/1/27	100	103
BP Capital Markets America, Inc.,
4.89%, 9/11/33	525	533
BP Capital Markets PLC,
4.88%, 3/22/30 (b)	600	597
Bristol-Myers Squibb Co.,
5.65%, 2/22/64	400	397
Broadcom, Inc.,
3.19%, 11/15/36 (a)	575	491
Burlington Northern Santa Fe LLC,
5.50%, 3/15/55	225	226
Celanese U.S. Holdings LLC,
6.85%, 11/15/28	600	623
7.20%, 11/15/33	366	381
Charter Communications Operating LLC/Charter Communications Operating Capital,
3.50%, 3/1/42	100	72
4.40%, 12/1/61	825	572
5.38%, 5/1/47	425	368
Cheniere Energy Partners LP,
5.55%, 10/30/35 (a)	700	716
Cisco Systems, Inc.,
5.50%, 1/15/40	275	287
Comcast Corp.,
2.89%, 11/1/51	325	200
3.75%, 4/1/40	1,050	883
Concentrix Corp.,
6.65%, 8/2/26	600	609
CRH America Finance, Inc.,
5.50%, 1/9/35	625	653
CSL Finance PLC,
5.11%, 4/3/34 (a)	550	567
CVS Health Corp.,
1.88%, 2/28/31	150	130
5.45%, 9/15/35	225	229
5.88%, 6/1/53	225	221
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.75%, 10/20/28 (a)	900	905
Diamondback Energy, Inc.,
6.25%, 3/15/33	900	970
DT Midstream, Inc.,
5.80%, 12/15/34 (a)	550	567
Eli Lilly & Co.,
5.20%, 8/14/64	275	265
5.65%, 10/15/65	225	233
Energy Transfer LP,
5.60%, 9/1/34	425	436
	Face Amount (000)	Value (000)
Enterprise Products Operating LLC,
3.20%, 2/15/52	$275	$187
5.35%, 1/31/33	825	863
EQT Corp.,
4.50%, 1/15/29	347	347
4.75%, 1/15/31	375	374
6.50%, 7/1/27	350	358
7.50%, 6/1/30	246	271
Expand Energy Corp.,
5.70%, 1/15/35	250	257
Ferrellgas LP/Ferrellgas Finance Corp.,
5.88%, 4/1/29 (a)	400	373
Fiserv, Inc.,
5.35%, 3/15/31	575	598
Ford Motor Credit Co. LLC,
6.95%, 3/6/26	1,225	1,235
7.35%, 3/6/30	500	535
Foundry JV Holdco LLC,
6.10%, 1/25/36 (a)	325	346
Gilead Sciences, Inc.,
4.75%, 3/1/46	625	575
Glencore Funding LLC,
5.63%, 4/4/34 (a)	525	547
Global Payments, Inc.,
5.95%, 8/15/52 (d)	55	54
HCA, Inc.,
3.50%, 7/15/51	125	86
6.20%, 3/1/55	375	387
Hexcel Corp.,
5.88%, 2/26/35	625	654
Hyatt Hotels Corp.,
5.05%, 3/30/28	475	483
Hyundai Capital America,
4.25%, 9/18/28 (a)	450	449
5.10%, 6/24/30 (a)	825	843
Icon Investments Six DAC,
5.81%, 5/8/27	600	612
Imperial Brands Finance PLC,
5.63%, 7/1/35 (a)	600	612
6.13%, 7/27/27 (a)	425	439
Intel Corp.,
4.90%, 8/5/52	250	215
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.,
6.25%, 3/1/56 (a)	150	154
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group,
5.95%, 4/20/35 (a)	500	526
JDE Peet's NV,
1.38%, 1/15/27 (a)	1,050	1,011
Kinder Morgan, Inc.,
5.85%, 6/1/35	200	211

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2025

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Kraft Heinz Foods Co.,
4.38%, 6/1/46	$125	$104
Kroger Co.,
5.00%, 9/15/34	625	631
Kyndryl Holdings, Inc.,
6.35%, 2/20/34 (d)	450	481
Las Vegas Sands Corp.,
5.63%, 6/15/28	250	256
5.90%, 6/1/27	625	638
6.00%, 8/15/29 - 6/14/30	310	323
Lithia Motors, Inc.,
3.88%, 6/1/29 (a)	400	382
Lowe's Cos., Inc.,
4.50%, 10/15/32	725	719
Mars, Inc.,
5.20%, 3/1/35 (a)	350	358
Mastercard, Inc.,
4.95%, 3/15/32	550	570
Meta Platforms, Inc.,
5.55%, 8/15/64	450	447
Micron Technology, Inc.,
6.05%, 11/1/35	275	294
MSCI, Inc.,
3.63%, 9/1/30 (a)	650	621
Netflix, Inc.,
5.40%, 8/15/54	250	252
Newcastle Coal Infrastructure Group Pty. Ltd.,
4.40%, 9/29/27 (a)	182	181
Newmont Corp./Newcrest Finance Pty. Ltd.,
5.35%, 3/15/34	300	313
Nexa Resources SA,
6.75%, 4/9/34 (a)(d)	200	213
Northern Natural Gas Co.,
5.63%, 2/1/54 (a)	425	419
Novartis Capital Corp.,
4.20%, 9/18/34	575	563
NTT Finance Corp.,
5.17%, 7/16/32 (a)	350	359
5.50%, 7/16/35 (a)	250	259
Nutrien Ltd.,
5.25%, 3/12/32	350	362
Occidental Petroleum Corp.,
5.38%, 1/1/32	800	814
6.45%, 9/15/36	75	80
ONEOK, Inc.,
5.38%, 6/1/29	275	283
5.40%, 10/15/35	1,025	1,029
5.65%, 9/1/34	200	205
Oracle Corp.,
3.60%, 4/1/50	1,510	1,064
5.20%, 9/26/35	278	280
	Face Amount (000)	Value (000)
Penske Truck Leasing Co. LP/ PTL Finance Corp.,
5.35%, 1/12/27 (a)	$625	$633
6.05%, 8/1/28 (a)	300	313
Perrigo Finance Unlimited Co.,
4.90%, 6/15/30	525	513
Pfizer Investment Enterprises Pte. Ltd.,
5.34%, 5/19/63	900	855
Philip Morris International, Inc.,
5.38%, 2/15/33	600	627
Qorvo, Inc.,
3.38%, 4/1/31 (a)	750	690
Raizen Fuels Finance SA,
5.70%, 1/17/35 (a)	275	254
6.45%, 3/5/34 (a)	206	200
Rio Tinto Finance USA PLC,
5.88%, 3/14/65	400	417
Royal Caribbean Cruises Ltd.,
5.38%, 1/15/36 (c)	175	176
Royalty Pharma PLC,
3.35%, 9/2/51	300	201
3.55%, 9/2/50	100	70
Siemens Funding BV,
5.80%, 5/28/55 (a)	200	215
5.90%, 5/28/65 (a)	200	217
Silgan Holdings, Inc.,
1.40%, 4/1/26 (a)	550	541
South Bow USA Infrastructure Holdings LLC,
4.91%, 9/1/27	625	630
Stellantis Finance U.S., Inc.,
6.45%, 3/18/35 (a)	425	436
Stellantis Financial Services U.S. Corp.,
5.40%, 9/15/30 (a)	200	201
Targa Resources Corp.,
4.90%, 9/15/30	600	610
Thermo Fisher Scientific, Inc.,
5.20%, 1/31/34	575	599
T-Mobile USA, Inc.,
5.13%, 5/15/32	350	360
5.25%, 6/15/55	100	93
5.75%, 1/15/54	750	751
TotalEnergies Capital SA,
5.64%, 4/5/64	250	249
Transportadora de Gas Internacional SA ESP,
5.55%, 11/1/28 (a)	200	204
Uber Technologies, Inc.,
4.80%, 9/15/34	725	727
United Airlines Pass-Through Trust, Series 2020-1
5.88%, 4/15/29	295	303
Series 2024-1
5.45%, 8/15/38	458	473

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2025

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Var Energi ASA,
5.88%, 5/22/30 (a)	$225	$234
7.50%, 1/15/28 (a)	600	637
Verizon Communications, Inc.,
2.36%, 3/15/32	700	614
2.55%, 3/21/31	1,675	1,523
VICI Properties LP,
5.13%, 11/15/31	790	802
5.63%, 4/1/35	150	154
Videotron Ltd.,
3.63%, 6/15/29 (a)	650	630
		62,564
Utilities (10.3%)
AEP Transmission Co. LLC,
5.40%, 3/15/53	450	447
Algonquin Power & Utilities Corp.,
5.37%, 6/15/26 (e)	325	327
American Electric Power Co., Inc., Series C
5.80%, 3/15/56	175	175
Atmos Energy Corp.,
6.20%, 11/15/53	300	331
Berkshire Hathaway Energy Co.,
2.85%, 5/15/51	350	223
Capital Power U.S. Holdings, Inc.,
5.26%, 6/1/28 (a)	325	331
Cleveland Electric Illuminating Co.,
4.55%, 11/15/30 (a)	250	248
Commonwealth Edison Co.,
5.95%, 6/1/55	425	452
Consolidated Edison Co. of New York, Inc.,
5.90%, 11/15/53	500	522
Constellation Energy Generation LLC,
5.75%, 3/15/54	350	355
Dominion Energy, Inc.,
5.38%, 11/15/32	550	572
6.00%, 2/15/56	155	156
DTE Energy Co.,
5.85%, 6/1/34	650	691
Duke Energy Florida LLC,
6.20%, 11/15/53	575	630
Duke Energy Indiana LLC,
2.75%, 4/1/50	330	210
Exelon Corp.,
5.88%, 3/15/55	175	178
FirstEnergy Transmission LLC,
5.00%, 1/15/35	450	451
Georgia Power Co., Series A
3.25%, 3/15/51	425	298
Liberty Utilities Co.,
5.58%, 1/31/29 (a)	825	851
	Face Amount (000)	Value (000)
MidAmerican Energy Co.,
3.15%, 4/15/50	$275	$189
New England Power Co.,
5.94%, 11/25/52 (a)	125	130
NextEra Energy Capital Holdings, Inc.,
4.69%, 9/1/27	250	253
5.45%, 3/15/35	250	259
5.90%, 3/15/55	175	181
Pacific Gas & Electric Co.,
3.30%, 8/1/40	375	284
4.95%, 7/1/50	75	64
PacifiCorp,
4.15%, 2/15/50	250	195
Public Service Co. of Colorado,
5.15%, 9/15/35	525	532
5.35%, 5/15/34	350	362
Snam SpA,
5.00%, 5/28/30 (a)	200	203
5.75%, 5/28/35 (a)	425	441
Southern California Edison Co.,
5.88%, 12/1/53 (d)	250	242
Southern Co.,
5.70%, 3/15/34	550	581
Southern Power Co., Series A
4.25%, 10/1/30	375	373
Trans-Allegheny Interstate Line Co.,
5.00%, 1/15/31 (a)	775	795
Virginia Electric & Power Co.,
5.05%, 8/15/34	350	355
Vistra Operations Co. LLC,
5.70%, 12/30/34 (a)	525	544
		13,431
		127,720
Sovereign (0.2%)
Petroleos Mexicanos,
6.50%, 3/13/27	302	306
Total Fixed Income Securities (Cost $125,095)		128,026
	Shares
Short-Term Investments (2.8%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.04% (See Note G) (Cost $1,572)	1,572,112	1,572
Securities held as Collateral on Loaned Securities (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.04% (See Note G) (Cost $1,292)	1,292,063	1,292

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2025

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Security (0.6%)
U.S. Treasury Bill, 4.30%, 11/20/25 (f)(g) (Cost $835)	$840	$835
Total Short-Term Investments (Cost $3,699)		3,699
Total Investments (100.6%) (Cost $128,794) including $1,262 of Securities Loaned (h)(i)		131,725
Liabilities in Excess of Other Assets (–0.6%)		(809)
Net Assets (100.0%)		$130,916

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of September 30, 2025.

(c)  When-issued security.

(d)  All or a portion of this security was on loan at September 30, 2025.

(e)  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2025. Maturity date disclosed is the ultimate maturity date.

(f)  Rate shown is the yield to maturity at September 30, 2025.

(g)  All or a portion of the security was pledged to cover margin requirements for futures contracts.

(h)  Securities are available for collateral in connection with purchase of when-issued securities, securities purchased on a forward commitment basis and futures contracts

(i)  At September 30, 2025, the aggregate cost for federal income tax purposes is approximately $129,031,000. The aggregate gross unrealized appreciation is approximately $3,449,000 and the aggregate gross unrealized depreciation is approximately $546,000, resulting in net unrealized appreciation of approximately $2,903,000.

DAC  Designated Activity Company.

MTN  Medium Term Note.

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2025:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note (United States)	65	Dec-25	$13,000	$13,546	$6
U.S. Treasury Long Bond (United States)	127	Dec-25	12,700	14,807	258
Short:
U.S. Treasury 5 yr. Note (United States)	36	Dec-25	(3,600)	(3,931)	3
U.S. Treasury 10 yr. Note (United States)	86	Dec-25	(8,600)	(9,675)	(18)
U.S. Treasury 10 yr. Ultra Note (United States)	29	Dec-25	(2,900)	(3,337)	(19)
Ultra U.S. Treasury Bond (United States)	26	Dec-25	(2,600)	(3,122)	(32)
					$198

Portfolio Composition*

Classification	Percentage of Total Investments
Industrials	48.0%
Finance	39.6
Utilities	10.3
Other**	2.1
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2025.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open futures contracts with a value of approximately $48,418,000 and net unrealized appreciation of approximately $198,000.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2025

Consolidated Portfolio of Investments

Discovery Portfolio

	Shares	Value (000)
Common Stocks (91.3%)
Beverages (0.7%)
Celsius Holdings, Inc. (a)	143,196	$8,232
Biotechnology (4.0%)
Alnylam Pharmaceuticals, Inc. (a)	8,871	4,045
Argenx SE ADR (Belgium) (a)	4,398	3,244
ProKidney Corp. (a)(b)	733,305	1,774
Roivant Sciences Ltd. (a)	2,680,352	40,554
		49,617
Broadline Retail (1.5%)
Global-e Online Ltd. (Israel) (a)	518,575	18,544
Entertainment (7.6%)
ROBLOX Corp., Class A (a)	671,207	92,976
Financial Services (9.0%)
Affirm Holdings, Inc. (a)	1,105,168	80,766
Federal National Mortgage Association (a)	2,480,167	29,886
		110,652
Health Care Providers & Services (1.1%)
Agilon Health, Inc. (a)	6,777,455	6,981
HealthEquity, Inc. (a)	69,228	6,561
		13,542
Information Technology Services (16.9%)
Cloudflare, Inc., Class A (a)	757,487	162,549
MongoDB, Inc. (a)	146,807	45,566
		208,115
Machinery (0.9%)
Symbotic, Inc. (a)	211,243	11,386
Media (2.8%)
Trade Desk, Inc., Class A (a)	695,747	34,099
Metals & Mining (0.5%)
MP Materials Corp. (a)	98,978	6,638
Personal Care Products (3.9%)
Oddity Tech Ltd., Class A (Israel) (a)	776,195	48,357
Pharmaceuticals (4.6%)
Royalty Pharma PLC, Class A	1,593,877	56,232
Real Estate Management & Development (2.3%)
Landbridge Co. LLC, Class A (b)	431,539	23,022
Opendoor Technologies, Inc. (a)(b)	728,590	5,807
		28,829
Software (12.7%)
Aurora Innovation, Inc. (a)	7,968,400	42,950
BitMine Immersion Technologies, Inc. (a)	469,627	24,388
Circle Internet Group, Inc. (a)	24,500	3,248
Figma, Inc., Class A (a)(b)	443,966	23,029
Samsara, Inc., Class A (a)	494,478	18,419
Strategy, Inc., Class A (a)	135,348	43,610
		155,644
Specialty Retail (5.9%)
Carvana Co. (a)	84,725	31,962
Floor & Decor Holdings, Inc., Class A (a)	547,449	40,347
		72,309
	Shares	Value (000)
Tech Hardware, Storage & Peripherals (7.4%)
IonQ, Inc. (a)	1,484,101	$91,272
Trading Companies & Distributors (9.5%)
Core & Main, Inc., Class A (a)	911,698	49,077
QXO, Inc. (a)	3,558,279	67,821
		116,898
Total Common Stocks (Cost $825,788)		1,123,342
Preferred Stock (3.1%)
Software (3.1%)
Databricks, Inc., Series H (a)(c)(d) (acquisition cost — $24,713; acquired 8/31/21) (Cost $24,713)	336,299	37,992
Investment Company (2.8%)
iShares Bitcoin Trust ETF (a) (Cost $20,701)	534,999	34,775
Short-Term Investments (5.6%)
Investment Company (3.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.96% (See Note G) (Cost $44,332)	44,332,128	44,332
Securities held as Collateral on Loaned Securities (2.0%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.96% (See Note G)	20,026,162	20,026
	Face Amount (000)
Repurchase Agreements (0.4%)
Citigroup, Inc., (4.00%, dated 9/30/25, due 10/1/25; proceeds $2,188; fully collateralized by U.S. Government obligations; 4.50% — 4.63% due 11/15/25 — 9/15/26; valued at $2,232)	$2,188	2,188
Merrill Lynch & Co., Inc., (4.20%, dated 9/30/25, due 10/1/25; proceeds $2,945; fully collateralized by U.S. Government obligations; 0.13% — 4.13% due 12/31/26 — 8/15/53; valued at $3,004)	2,945	2,945
		5,133
Total Securities held as Collateral on Loaned Securities (Cost $25,159)		25,159
Total Short-Term Investments (Cost $69,491)		69,491
Total Investments Excluding Purchased Options (102.8%) (Cost $940,693)		1,265,600
Total Purchased Options Outstanding (0.0%)‡ (Cost $6,370)		600
Total Investments (102.8%) (Cost $947,063) including $23,923 of Securities Loaned (e)(f)		1,266,200
Liabilities in Excess of Other Assets (–2.8%)		(34,997)
Net Assets (100.0%)		$1,231,203

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2025

Consolidated Portfolio of Investments (cont'd)

Discovery Portfolio

The Fund had the following Derivative Contract — PIPE open at September 30, 2025:

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Depreciation (000)	% of Net Assets
Cantor Equity Partners, Inc.	Twenty One Capital, Inc. (a)(c)(g)(h)	$22,616,412	12/31/25	$(5,142)	(0.42)%

‡  Amount is less than 0.05%.

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at September 30, 2025.

(c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities and derivative contract (excluding 144A holdings) at September 30, 2025 amounts to approximately $32,850,000 and represents 2.7% of net assets.

(d)  Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.

(e)  Securities are available for collateral in connection with purchased options.

(f)  At September 30, 2025, the aggregate cost for federal income tax purposes is approximately $980,927,000. The aggregate gross unrealized appreciation is approximately $426,274,000 and the aggregate gross unrealized depreciation is approximately $146,155,000, resulting in net unrealized appreciation of approximately $280,119,000.

(g)  Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.

(h)  Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 1,076,972 shares at $21.00 per share on the settlement date pursuant to the closing of the business combination between Twenty One Capital, Inc., and Cantor Equity Partners, Inc., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Cantor Equity Partners, Inc., and Twenty One Capital, Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to Cantor Equity Partners, Inc., and Twenty One Capital, Inc. The investment is restricted from resale until the settlement date.

ADR  American Depositary Receipt.

ETF  Exchange Traded Fund.

PIPE  Private Investment in Public Equity.

SPAC  Special Purpose Acquisition Company.

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2025:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
Standard Chartered Bank	USD/CNH	CNH	7.58	Aug-26	383,524,759	$383,525	$459		$1,255	$(796)
Goldman Sachs & Co. LLC	USD/CNH	CNH	7.71	May-26	265,653,233	265,653	102		1,106	(1,004)
Standard Chartered Bank	USD/CNH	CNH	7.77	Oct-25	212,383,402	212,383	—	@	924	(924)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.82	Feb-26	262,108,699	262,109	20		1,082	(1,062)
Standard Chartered Bank	USD/CNH	CNH	7.90	Apr-26	172,375,736	172,376	19		837	(818)
Goldman Sachs & Co. LLC	USD/CNH	CNH	8.02	Dec-25	245,910,824	245,911	—	@	1,166	(1,166)
							$600		$6,370	$(5,770)

@    Value is less than $500.

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2025

Consolidated Portfolio of Investments (cont'd)

Discovery Portfolio

Portfolio Composition

Classification*	Percentage of Total Investments
Other**	30.1%
Information Technology Services	16.4
Software	15.3
Trading Companies & Distributors	9.2
Financial Services	8.7
Entertainment	7.4
Tech Hardware, Storage & Peripherals	7.2
Specialty Retail	5.7
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2025.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open PIPE contract with unrealized depreciation of approximately $5,142,000.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2025

Consolidated Portfolio of Investments

Global Strategist Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (41.0%)
Agency Fixed Rate Mortgages (4.3%)
United States (4.3%)
Federal Home Loan Mortgage Corporation, Conventional Pools:
2.00%, 5/1/51	$1,187	$938
2.50%, 4/1/52	2,294	1,893
4.50%, 1/1/49	56	55
5.50%, 12/1/54	2,249	2,269
Gold Pools:
3.50%, 1/1/44 - 6/1/45	392	369
4.50%, 1/1/49	15	14
6.50%, 5/1/32	16	17
7.50%, 5/1/35	1	1
Federal National Mortgage Association, Conventional Pools:
2.00%, 3/1/52	1,634	1,325
2.50%, 9/1/52	2,537	2,145
3.00%, 7/1/49 - 6/1/52	4,106	3,651
3.50%, 3/1/47 - 1/1/51	823	762
4.00%, 4/1/45 - 9/1/45	443	427
4.50%, 3/1/41 - 11/1/44	60	61
5.00%, 1/1/41 - 3/1/41	154	157
5.50%, 8/1/55	2,238	2,263
6.00%, 1/1/38	1	1
6.50%, 12/1/29	2	2
7.50%, 8/1/37	2	2
October TBA:
3.00%, 10/1/55 (a)	230	202
3.50%, 10/1/55 (a)	770	704
4.00%, 10/1/55 (a)	820	773
4.50%, 10/1/55 (a)	900	873
5.00%, 10/1/55 (a)	3,380	3,352
6.00%, 10/1/54 (a)	2,030	2,074
Government National Mortgage Association, Various Pools:
4.00%, 8/20/41 - 11/20/42	99	97
4.50%, 6/20/49	19	18
5.00%, 2/20/49 - 6/20/49	57	56
5.50%, 8/15/39	13	14
		24,515
Asset-Backed Securities (0.9%)
United States (0.9%)
AASET MT-1 Ltd., Class A
5.52%, 2/16/50 (b)	393	398
ACM Auto Trust, Class A
5.55%, 6/20/28 (b)	735	733
11.40%, 1/21/31 (b)	295	298
DataBank Issuer II LLC, Class A2
5.18%, 9/27/55 (b)	740	742
Renaissance Home Equity Loan Trust, 1 Month Term SOFR + 0.87%,
5.03%, 12/25/32 (c)	417	394
	Face Amount (000)		Value (000)
Retained Vantage Data Centers Issuer LLC, Class A2A
5.00%, 9/15/48 (b)		$700	$701
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%, 2.49%, 7/25/39 (c)	EUR	195	217
STAR Trust, Class A
1 Month Term SOFR + 1.75%, 5.90%, 10/17/41 (b)(c)		$798	801
VINE Trust, Class A
4.75%, 12/17/40 (b)		909	903
			5,187
Commercial Mortgage-Backed Securities (0.6%)
Germany (0.0%)‡
Berg Finance DAC, 3 Month EURIBOR + 1.05%,
3.05%, 4/22/33 (c)	EUR	74	87
United States (0.6%)
BAMLL Trust,
1 Month Term SOFR + 2.35%, 6.50%, 8/15/39 (b)(c)		$800	804
BPR Trust, 1 Month Term SOFR + 3.00%, 7.15%, 5/15/39 (b)(c)		400	402
GS Mortgage Securities Corp. Trust, 1 Month Term SOFR + 1.79%,
5.94%, 6/15/34 (b)(c)		700	701
JW Commercial Mortgage Trust, 1 Month Term SOFR + 1.62%,
5.77%, 6/15/39 (b)(c)		600	602
Life Mortgage Trust, 1 Month Term SOFR + 1.30%,
5.45%, 5/15/39 (b)(c)		500	487
			2,996
			3,083
Corporate Bonds (7.0%)
Australia (0.3%)
Australia & New Zealand Banking Group Ltd.,
2.57%, 11/25/35 (b)		600	535
NBN Co. Ltd.,
2.63%, 5/5/31 (b)		575	526
Westpac Banking Corp.,
2.67%, 11/15/35		650	584
			1,645
Canada (0.4%)
Algonquin Power & Utilities Corp.,
5.37%, 6/15/26 (d)		275	277
Province of Quebec Canada,
0.00%, 10/29/30	EUR	1,270	1,302
Rogers Communications, Inc.,
3.80%, 3/15/32		$625	591
Royal Bank of Canada,
5.15%, 2/4/31		300	309
			2,479

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2025

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Denmark (0.1%)
Danske Bank AS,
5.02%, 3/4/31 (b)		$475	$485
France (0.5%)
AXA SA,
3.25%, 5/28/49	EUR	400	472
Banque Federative du Credit Mutuel SA,
1.25%, 12/5/25	GBP	400	535
BNP Paribas SA,
1.13%, 6/11/26	EUR	285	332
1.25%, 7/13/31	GBP	200	218
4.38%, 1/13/29	EUR	400	487
BPCE SA,
4.00%, 11/29/32		400	490
5.75%, 6/1/33		300	377
Orange SA,
5.00%, 10/1/26 (e)		100	120
			3,031
Germany (0.3%)
Allianz SE,
2.12%, 7/8/50		100	111
5.82%, 7/25/53		400	531
RWE AG,
3.63%, 1/10/32		210	254
Volkswagen International Finance NV, Series 10Y
1.88%, 3/30/27		900	1,045
			1,941
Ireland (0.1%)
AIB Group PLC,
5.87%, 3/28/35 (b)		$500	526
Japan (0.2%)
JT International Financial Services BV,
3.63%, 4/11/34	EUR	400	466
NTT Finance Corp.,
4.88%, 7/16/30 (b)		$525	533
			999
Korea, Republic of (0.1%)
Korea Southern Power Co. Ltd.,
0.75%, 1/27/26 (b)		730	722
Luxembourg (0.2%)
Blackstone Property Partners Europe Holdings SARL,
1.25%, 4/26/27	EUR	400	461
Logicor Financing SARL,
1.50%, 7/13/26		300	350
			811
Netherlands (0.0%)‡
Alliander NV,
4.50%, 3/27/32 (e)		120	147
	Face Amount (000)		Value (000)
Spain (0.3%)
Banco Santander SA,
5.18%, 11/19/25		$800	$801
CaixaBank SA,
4.00%, 3/5/37	EUR	600	711
			1,512
United Arab Emirates (0.1%)
Galaxy Pipeline Assets Bidco Ltd.,
2.63%, 3/31/36 (b)		$650	573
United Kingdom (0.4%)
BAT Capital Corp.,
3.56%, 8/15/27		903	894
HSBC Holdings PLC,
2.26%, 11/13/26	GBP	300	402
2.87%, 11/22/32		$300	271
National Grid Electricity Distribution West Midlands PLC,
5.75%, 4/16/32	GBP	200	277
NatWest Group PLC,
5.12%, 5/23/31		$525	539
			2,383
United States (4.0%)
Aon North America, Inc.,
5.45%, 3/1/34		675	703
AT&T, Inc.,
2.90%, 12/4/26	GBP	350	463
3.65%, 6/1/51		$625	452
Bank of America Corp.,
5.87%, 9/15/34		1,200	1,286
Bank of New York Mellon Corp., MTN
5.19%, 3/14/35		550	567
Boeing Co.,
5.81%, 5/1/50		375	375
6.26%, 5/1/27		100	103
6.30%, 5/1/29		200	212
Charles Schwab Corp.,
5.85%, 5/19/34		710	760
Charter Communications Operating LLC/Charter Communications Operating Capital,
3.50%, 3/1/42		200	144
5.38%, 5/1/47		500	432
Chubb INA Holdings LLC,
0.88%, 6/15/27	EUR	400	458
Citigroup, Inc.,
3.79%, 3/17/33		$1,300	1,236
Enterprise Products Operating LLC,
3.95%, 1/31/60		275	205
4.95%, 2/15/35		175	177
Foundry JV Holdco LLC,
5.50%, 1/25/31 (b)		550	571

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2025

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
United States (cont'd)
Gilead Sciences, Inc.,
5.60%, 11/15/64		$200	$203
Goldman Sachs Group, Inc.,
0.75%, 3/23/32	EUR	520	525
5.85%, 4/25/35		$525	560
Hyundai Capital America,
5.30%, 6/24/29 (b)		800	821
Jefferies Financial Group, Inc.,
2.63%, 10/15/31		475	423
Jersey Central Power & Light Co.,
2.75%, 3/1/32 (b)		975	872
JPMorgan Chase & Co.,
6.25%, 10/23/34		1,450	1,598
Kinder Morgan, Inc.,
5.15%, 6/1/30		625	645
Las Vegas Sands Corp.,
5.63%, 6/15/28		350	358
5.90%, 6/1/27		275	281
6.00%, 8/15/29 - 6/14/30		294	306
Medtronic Global Holdings SCA,
1.00%, 7/2/31	EUR	250	262
Metropolitan Life Global Funding I,
2.95%, 4/9/30 (b)		$575	544
Micron Technology, Inc.,
5.30%, 1/15/31		250	259
NextEra Energy Capital Holdings, Inc.,
2.75%, 11/1/29		375	355
Nuveen LLC,
5.85%, 4/15/34 (b)		225	237
ONEOK, Inc.,
5.05%, 11/1/34		600	592
Oracle Corp.,
5.20%, 9/26/35		454	457
5.50%, 8/3/35		225	232
Pfizer Investment Enterprises Pte. Ltd.,
5.34%, 5/19/63		250	238
PNC Financial Services Group, Inc.,
6.88%, 10/20/34		925	1,048
Prologis Euro Finance LLC,
1.88%, 1/5/29	EUR	300	342
Thermo Fisher Scientific Finance I BV,
2.00%, 10/18/51		100	76
Thermo Fisher Scientific, Inc.,
0.88%, 10/1/31		650	674
1.88%, 10/1/49		100	76
Transcontinental Gas Pipe Line Co. LLC,
4.60%, 3/15/48		$550	478
U.S. Bancorp,
5.84%, 6/12/34		462	492
Upjohn Finance BV,
1.91%, 6/23/32	EUR	550	565
	Face Amount (000)		Value (000)
Verizon Communications, Inc.,
1.88%, 9/19/30	GBP	150	$176
2.55%, 3/21/31		$625	568
3.38%, 10/27/36	GBP	150	164
Vontier Corp.,
2.40%, 4/1/28		$250	238
			22,809
			40,063
Mortgages — Other (1.5%)
Netherlands (0.0%)‡
E-MAC NL 2006-II BV, 3 Month EURIBOR + 0.13%,
3.16%, 1/25/39 (c)	EUR	296	324
United Kingdom (0.1%)
Great Hall Mortgages No. 1 PLC, 3 Month EURIBOR + 0.25%,
2.27%, 6/18/38 (c)		127	148
Landmark Mortgage Securities No. 3 PLC, 1 day GBP SONIA + 2.22%,
6.28%, 4/17/44 (c)	GBP	138	180
			328
United States (1.4%)
A&D Mortgage Trust, Class A1
6.13%, 5/25/68 (b)		$750	754
Banc of America Alternative Loan Trust,
6.36%, 10/25/36		21	6
Bayview Opportunity Master Fund VIA Trust,
3.00%, 1/25/52 (b)(c)		565	490
Chase Home Lending Mortgage Trust,
5.50%, 8/25/55 (b)(c)		702	707
ChaseFlex Trust,
6.00%, 2/25/37		20	6
Citigroup Mortgage Loan Trust, Class A1
6.00%, 6/25/55 (b)(c)		457	465
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust,
3.00%, 7/25/58		197	171
3.00%, 10/25/58		23	20
4.00%, 10/25/58		21	20
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust,
3.00%, 9/25/45		37	33
3.00%, 7/25/46		14	12
3.00%, 5/25/47		95	82
3.50%, 5/25/45		15	14
3.50%, 9/25/45		36	33
3.50%, 7/25/46		22	19
4.00%, 5/25/45		4	4
3.00%, 12/25/46		52	44
GS Mortgage-Backed Securities Trust,
2.50%, 1/25/52 (b)(c)		453	377
6.00%, 2/25/56 (b)(c)		500	508

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2025

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
United States (cont'd)
Hundred Acre Wood Trust,
2.50%, 12/25/51 (b)(c)		$382	$318
JP Morgan Mortgage Trust,
3.00%, 4/25/52 (b)(c)		419	364
3.00%, 9/25/52 (b)(c)		459	398
3.25%, 7/25/52 (b)(c)		521	469
6.00%, 6/25/55 (b)(c)		832	846
Mello Mortgage Capital Acceptance,
2.50%, 8/25/51 (b)(c)		445	370
Onslow Bay Financial LLC, Class A1
3.00%, 1/25/52 (b)(c)		438	380
PRKCM 2023-AFC1 Trust, Class A1
6.60%, 2/25/58 (b)		637	639
PRMI Securitization Trust,
2.50%, 4/25/51 (b)(c)		533	443
			7,992
			8,644
Municipal Bond (0.0%)‡
Michigan (0.0%)‡
University of Michigan, MI, Series A
4.45%, 4/1/2122 (Cost $270)		270	218
Sovereign (19.9%)
Australia (1.1%)
Australia Government Bond,
1.25%, 5/21/32	AUD	2,240	1,251
Queensland Treasury Corp.,
3.25%, 5/21/35 (b)	EUR	130	152
South Australian Government Financing Authority,
1.75%, 5/24/34	AUD	1,400	731
Treasury Corp. of Victoria,
2.00%, 9/17/35		2,550	1,294
2.25%, 9/15/33		2,963	1,647
MTN 1.50%, 9/10/31		1,800	1,017
			6,092
Austria (0.1%)
Republic of Austria Government Bond,
0.00%, 2/20/30	EUR	360	380
Belgium (0.2%)
Kingdom of Belgium Government Bond,
1.70%, 6/22/50		460	342
3.45%, 6/22/43		650	724
			1,066
Canada (1.3%)
British Columbia Investment Management Corp.,
4.00%, 6/2/35	CAD	1,590	1,162
Canadian Government Bond,
2.00%, 12/1/51		100	52
3.25%, 12/1/33 - 12/1/34		6,200	4,519
	Face Amount (000)		Value (000)
OMERS Finance Trust,
4.75%, 3/26/31 (b)		$560	$580
Province of Alberta Canada,
3.38%, 4/2/35	EUR	430	510
Province of Ontario Canada,
3.25%, 7/3/35		220	258
Province of Quebec Canada,
3.25%, 5/22/35		350	410
			7,491
Chile (0.3%)
Chile Government International Bond,
3.75%, 1/14/32		520	625
3.80%, 7/1/35		220	259
3.88%, 7/9/31		450	544
			1,428
China (3.5%)
China Government Bond,
1.43%, 1/25/30	CNY	15,760	2,198
2.04%, 11/25/34		10,130	1,448
2.37%, 1/20/27		16,110	2,291
2.69%, 8/15/32		11,730	1,743
2.80%, 11/15/32		18,840	2,829
3.12%, 10/25/52		4,620	760
3.13%, 11/21/29		19,580	2,931
3.27%, 11/19/30		24,960	3,812
3.52%, 4/25/46		460	78
3.53%, 10/18/51		1,240	218
3.81%, 9/14/50		3,890	704
3.86%, 7/22/49		6,430	1,166
			20,178
Czech Republic (0.0%)‡
Czech Republic Government Bond,
1.20%, 3/13/31	CZK	6,000	249
Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	3,000	460
Estonia (0.1%)
Estonia Government International Bond,
3.25%, 1/17/34	EUR	390	460
Finland (0.2%)
Finland Government Bond,
0.13%, 4/15/36		1,450	1,242
France (1.3%)
Agence Francaise de Developpement EPIC,
1.50%, 10/31/34		700	696
French Republic Government Bond OAT,
0.00%, 11/25/29		4,900	5,176
2.70%, 2/25/31		810	945
SNCF Reseau,
1.88%, 3/30/34		400	412
			7,229

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2025

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Germany (2.6%)
Bundesobligation,
1.30%, 10/15/27	EUR	4,840	$5,606
Bundesrepublik Deutschland Bundesanleihe,
0.00%, 8/15/31		2,070	2,121
0.25%, 2/15/29		2,210	2,439
2.20%, 2/15/34		250	285
2.50%, 8/15/54		1,540	1,553
4.25%, 7/4/39		1,230	1,653
State of North Rhine-Westphalia Germany,
1.65%, 2/22/38		1,420	1,404
			15,061
Greece (0.1%)
Hellenic Republic Government Bond,
4.38%, 7/18/38		250	315
Hungary (0.2%)
Hungary Government Bond,
3.00%, 8/21/30	HUF	51,360	133
Hungary Government International Bond,
6.25%, 9/22/32		$1,120	1,203
			1,336
Indonesia (0.1%)
Indonesia Treasury Bond,
8.38%, 3/15/34	IDR	11,802,000	805
Ireland (0.1%)
Ireland Government Bond,
0.40%, 5/15/35	EUR	500	460
Italy (1.1%)
Italy Buoni Poliennali Del Tesoro,
2.50%, 12/1/32		1,020	1,151
3.85%, 7/1/34		1,690	2,058
4.00%, 11/15/30		1,580	1,960
4.45%, 9/1/43		298	366
4.50%, 10/1/53		580	694
			6,229
Japan (2.4%)
Japan Government Ten Year Bond,
0.80%, 3/20/34	JPY	350,500	2,231
0.90%, 9/20/34		419,000	2,672
1.10%, 6/20/34		177,000	1,152
1.40%, 3/20/35		404,250	2,681
Japan Government Thirty Year Bond,
0.30%, 6/20/46		224,000	952
0.40%, 9/20/49		207,750	812
0.70%, 12/20/51		225,700	892
Japan Government Twenty Year Bond,
0.40%, 6/20/41		413,600	2,104
			13,496
Korea, Republic of (0.2%)
Export-Import Bank of Korea,
0.63%, 2/9/26		$640	632
	Face Amount (000)		Value (000)
Korea Development Bank,
0.80%, 7/19/26		$590	$575
			1,207
Lithuania (0.4%)
Lithuania Government International Bond,
3.50%, 7/3/31	EUR	1,690	2,041
Malaysia (0.2%)
Malaysia Government Bond,
3.58%, 7/15/32	MYR	3,020	725
3.89%, 8/15/29		2,500	609
			1,334
Mexico (0.3%)
Mexican Bonos,
7.50%, 6/3/27	MXN	6,000	327
7.75%, 5/29/31 - 11/23/34		9,000	473
8.50%, 5/31/29		5,900	326
Mexico Government International Bond,
3.50%, 9/19/29	EUR	370	439
			1,565
Netherlands (0.2%)
Netherlands Government Bond,
0.00%, 7/15/30		1,060	1,111
2.75%, 1/15/47		90	97
			1,208
New Zealand (0.3%)
New Zealand Government Bond,
4.25%, 5/15/34	NZD	240	141
4.50%, 5/15/35		180	107
New Zealand Local Government Funding Agency Bond,
MTN 4.40%, 9/8/27	AUD	2,130	1,422
			1,670
Norway (0.0%)‡
Norway Government Bond,
3.75%, 6/12/35	NOK	1,080	106
Poland (0.1%)
Bank Gospodarstwa Krajowego,
3.25%, 3/18/30	EUR	340	406
Republic of Poland Government Bond,
1.75%, 4/25/32	PLN	1,400	315
			721
Portugal (0.0%)‡
Portugal Obrigacoes do Tesouro OT,
3.63%, 6/12/54	EUR	210	233
Romania (0.1%)
Romanian Government International Bond,
5.25%, 3/10/30		470	570

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2025

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Saudi Arabia (0.2%)
Saudi Government International Bond,
3.38%, 3/5/32 (b)	EUR	600	$712
5.13%, 1/13/28 (b)		$477	488
			1,200
Singapore (0.1%)
Singapore Government Bond,
2.63%, 8/1/32	SGD	720	588
Slovakia (0.2%)
Slovakia Government Bond,
3.75%, 2/27/40	EUR	860	991
Slovenia (0.1%)
Slovenia Government International Bond,
5.00%, 9/19/33 (b)		$700	724
Spain (0.9%)
Spain Government Bond,
0.00%, 1/31/28	EUR	540	603
2.70%, 10/31/48		380	365
3.45%, 10/31/34		2,300	2,766
3.50%, 5/31/29		1,050	1,280
4.00%, 10/31/54		130	150
			5,164
Sweden (0.1%)
Sweden Government Bond,
2.25%, 5/11/35	SEK	2,860	295
Switzerland (0.2%)
Swiss Confederation Government Bond,
0.25%, 6/23/35	CHF	810	1,026
Thailand (0.2%)
Thailand Government Bond,
1.59%, 12/17/35	THB	15,770	492
2.00%, 12/17/31		27,070	872
			1,364
United Kingdom (1.3%)
United Kingdom Gilt,
0.38%, 10/22/30	GBP	490	550
0.63%, 10/22/50		2,220	1,041
0.88%, 7/31/33		1,900	1,949
3.50%, 10/22/25		780	1,048
4.25%, 7/31/34		910	1,190
4.50%, 6/7/28		690	940
4.75%, 10/22/43		790	989
			7,707
			113,691
Supranational (0.4%)
Banque Ouest Africaine de Developpement,
4.70%, 10/22/31		$240	226
Corp. Andina de Fomento,
5.00%, 1/24/29 - 1/22/30		1,010	1,043
	Face Amount (000)		Value (000)
MTN 5.30%, 2/19/29	AUD	1,570	$1,056
			2,325
U.S. Treasury Securities (6.4%)
United States (6.4%)
U.S. Treasury Bonds,
1.13%, 5/15/40		5,160	3,288
1.75%, 8/15/41		1,770	1,201
4.88%, 8/15/45		2,280	2,331
U.S. Treasury Notes,
0.38%, 12/31/25		2,890	2,864
1.13%, 10/31/26		2,590	2,520
1.38%, 10/31/28 - 11/15/31		7,770	7,156
3.38%, 5/15/33		3,590	3,449
4.00%, 7/31/32 - 2/15/34		5,250	5,272
4.13%, 9/30/27 - 8/31/30		8,140	8,267
			36,348
Total Fixed Income Securities (Cost $235,655)			234,074
	Shares
Common Stocks (48.0%)
Australia (0.9%)
ANZ Group Holdings Ltd.		11,343	249
APA Group		5,010	29
Aristocrat Leisure Ltd.		2,127	99
ASX Ltd.		752	29
BHP Group Ltd.		19,773	552
BlueScope Steel Ltd.		1,700	26
Brambles Ltd.		5,256	86
CAR Group Ltd.		1,453	35
Cochlear Ltd.		254	47
Coles Group Ltd.		5,160	79
Commonwealth Bank of Australia		6,335	700
Computershare Ltd.		1,970	47
CSL Ltd.		1,828	241
Evolution Mining Ltd.		7,418	53
Fortescue Ltd.		6,688	83
Goodman Group REIT		7,814	169
Insurance Australia Group Ltd.		8,991	49
James Hardie Industries PLC (f)		2,222	41
Lottery Corp. Ltd.		8,612	33
Macquarie Group Ltd.		1,382	201
Medibank Pvt Ltd.		10,561	34
National Australia Bank Ltd.		11,671	341
Northern Star Resources Ltd.		5,089	80
Origin Energy Ltd.		6,646	55
Pro Medicus Ltd.		222	45
Qantas Airways Ltd.		2,880	21
QBE Insurance Group Ltd.		5,838	79
REA Group Ltd.		205	31
Rio Tinto Ltd.		1,459	118
Santos Ltd.		12,559	56
Scentre Group REIT		20,092	54

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2025

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Australia (cont'd)
SGH Ltd.	784	$26
Sigma Healthcare Ltd.	17,855	35
Sonic Healthcare Ltd.	1,809	26
South32 Ltd.	17,415	32
Stockland REIT	9,234	37
Suncorp Group Ltd.	4,134	55
Telstra Group Ltd.	15,283	49
Transurban Group (Units)	11,994	109
Vicinity Ltd. REIT	15,057	25
Washington H Soul Pattinson & Co. Ltd.	1,342	34
Wesfarmers Ltd.	4,374	266
Westpac Banking Corp.	12,968	334
WiseTech Global Ltd.	786	47
Woodside Energy Group Ltd.	7,314	110
Woolworths Group Ltd.	4,704	83
Xero Ltd. (f)	640	67
		5,097
Austria (0.0%)‡
Erste Group Bank AG	1,215	120
OMV AG	582	31
Verbund AG	264	19
		170
Belgium (0.1%)
Ageas SA	553	38
Anheuser-Busch InBev SA	3,661	219
Argenx SE (f)	228	169
D'ieteren Group	79	15
Elia Group SA	163	19
Groupe Bruxelles Lambert NV	294	26
KBC Group NV	857	103
Lotus Bakeries NV	1	9
Sofina SA	61	18
Syensqo SA	270	22
UCB SA	406	113
		751
Canada (1.8%)
Agnico Eagle Mines Ltd.	1,903	321
Alamos Gold, Inc., Class A	1,600	56
Alimentation Couche-Tard, Inc.	2,880	154
AltaGas Ltd.	1,147	35
ARC Resources Ltd.	2,276	41
AtkinsRealis Group, Inc.	635	46
Bank of Montreal	2,788	363
Bank of Nova Scotia	4,778	309
Barrick Mining Corp.	6,854	225
BCE, Inc.	287	7
Bombardier, Inc., Class B (f)	333	47
Brookfield Asset Management Ltd., Class A	1,575	90
Brookfield Corp.	5,219	358
Brookfield Renewable Corp.	528	18
CAE, Inc. (f)	1,137	34
	Shares	Value (000)
Cameco Corp.	1,702	$143
Canadian Imperial Bank of Commerce	3,650	292
Canadian National Railway Co.	2,035	192
Canadian Natural Resources Ltd.	8,167	261
Canadian Pacific Kansas City Ltd.	3,559	265
Canadian Tire Corp. Ltd., Class A	194	23
Canadian Utilities Ltd., Class A	513	14
CCL Industries, Inc., Class B	577	33
Celestica, Inc. (f)	440	108
Cenovus Energy, Inc.	5,384	91
CGI, Inc.	763	68
Constellation Software, Inc.	75	204
Descartes Systems Group, Inc. (f)	330	31
Dollarama, Inc.	1,074	142
Element Fleet Management Corp.	1,553	40
Emera, Inc.	1,144	55
Empire Co. Ltd., Class A	483	17
Enbridge, Inc.	8,389	423
Fairfax Financial Holdings Ltd.	76	133
First Quantum Minerals Ltd. (f)	2,522	57
FirstService Corp.	158	30
Fortis, Inc.	1,919	97
Franco-Nevada Corp.	738	164
George Weston Ltd.	666	41
GFL Environmental, Inc.	948	45
Gildan Activewear, Inc.	551	32
Great-West Lifeco, Inc.	1,056	43
Hydro One Ltd.	1,268	45
iA Financial Corp., Inc.	349	40
IGM Financial, Inc.	317	12
Imperial Oil Ltd.	696	63
Intact Financial Corp.	685	133
Ivanhoe Mines Ltd., Class A (f)	2,765	29
Keyera Corp.	885	30
Kinross Gold Corp.	4,685	116
Loblaw Cos. Ltd.	2,282	88
Lundin Gold, Inc.	416	27
Lundin Mining Corp.	2,567	38
Magna International, Inc.	1,025	49
Manulife Financial Corp.	6,542	204
Metro, Inc.	789	53
National Bank of Canada	1,528	162
Nutrien Ltd.	1,916	113
Open Text Corp.	983	37
Pan American Silver Corp.	1,609	62
Pembina Pipeline Corp.	2,247	91
Power Corp. of Canada	2,125	92
RB Global, Inc.	714	77
Restaurant Brands International, Inc.	1,188	76
Rogers Communications, Inc., Class B	1,408	48
Royal Bank of Canada	5,406	797
Saputo, Inc.	945	23
Shopify, Inc., Class A (f)	4,431	658

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2025

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Canada (cont'd)
Stantec, Inc.	442	$48
Sun Life Financial, Inc.	2,158	130
Suncor Energy, Inc.	4,807	201
TC Energy Corp.	4,010	218
Teck Resources Ltd., Class B	1,689	74
TELUS Corp.	1,934	30
TFI International, Inc.	302	27
Thomson Reuters Corp.	611	95
TMX Group Ltd.	1,067	41
Toromont Industries Ltd.	313	35
Toronto-Dominion Bank	6,588	527
Tourmaline Oil Corp.	1,422	61
Wheaton Precious Metals Corp.	1,729	193
Whitecap Resources, Inc.	4,852	37
WSP Global, Inc.	504	99
		10,127
China (0.0%)
China Common Rich Renewable Energy Investments Ltd. (f)(g)	42,000	—
Denmark (0.3%)
AP Moller — Maersk AS Series B	26	51
Carlsberg AS Series B	358	42
Coloplast AS Series B	480	41
Danske Bank AS	2,569	110
Demant AS (f)	328	11
DSV AS	779	156
Genmab AS (f)	233	72
Novo Nordisk AS, Class B	12,176	678
Novonesis Novozymes B Series B	1,319	81
Orsted AS (f)	1,985	35
Pandora AS	296	39
Rockwool AS, Class B	369	14
Tryg AS	1,281	32
Vestas Wind Systems AS	3,799	72
		1,434
Finland (0.1%)
Elisa OYJ	551	29
Fortum OYJ	1,662	31
Kesko OYJ, Class B	1,041	22
Kone OYJ, Class B	1,301	89
Metso OYJ	2,579	35
Neste OYJ	1,630	30
Nokia OYJ	19,753	95
Nordea Bank Abp	11,899	196
Orion OYJ, Class B	412	32
Sampo OYJ, Class A	9,231	106
Stora Enso OYJ, Class R	2,193	24
UPM-Kymmene OYJ	2,001	55
Wartsila OYJ Abp	1,919	58
		802
	Shares	Value (000)
France (1.4%)
Accor SA	754	$36
Aeroports de Paris SA	133	18
Air Liquide SA	2,210	460
Airbus SE	2,282	533
Alstom SA (f)	1,331	35
Amundi SA	236	19
ArcelorMittal SA	1,809	65
Arkema SA	220	14
AXA SA	6,825	327
BioMerieux	160	21
BNP Paribas SA	3,914	358
Bollore SE	2,690	15
Bouygues SA	732	33
Bureau Veritas SA	1,286	40
Capgemini SE	614	90
Carrefour SA	2,252	34
Cie de Saint-Gobain SA	1,732	188
Cie Generale des Etablissements Michelin SCA	2,596	94
Covivio SA REIT	213	14
Credit Agricole SA	4,057	80
Danone SA	2,476	216
Dassault Aviation SA	74	25
Dassault Systemes SE	2,559	86
Edenred SE	918	22
Eiffage SA	267	34
Engie SA	7,041	151
EssilorLuxottica SA	1,143	372
Eurofins Scientific SE	456	33
Euronext NV	300	45
FDJ UNITED	427	14
Gecina SA REIT	175	18
Getlink SE	1,167	22
Hermes International SCA	119	293
Ipsen SA	143	19
Kering SA	273	92
Klepierre SA REIT	826	32
Legrand SA	1,012	168
L'Oreal SA	928	403
LVMH Moet Hennessy Louis Vuitton SE	947	583
Orange SA	7,184	117
Pernod Ricard SA	772	76
Publicis Groupe SA	877	84
Renault SA	738	30
Rexel SA	856	28
Safran SA	1,384	491
Sanofi SA	4,247	402
Sartorius Stedim Biotech	112	23
Schneider Electric SE	2,115	595
Societe Generale SA	2,803	187
Sodexo SA	348	22
STMicroelectronics NV	2,608	74
Teleperformance SE	205	15

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2025

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
France (cont'd)
Thales SA	350	$111
TotalEnergies SE	8,065	491
Unibail-Rodamco-Westfield REIT	461	49
Veolia Environnement SA	2,437	83
Vinci SA	1,907	265
		8,245
Germany (1.4%)
adidas AG	655	139
Allianz SE (Registered)	1,492	628
BASF SE	3,425	171
Bayer AG (Registered)	3,715	124
Bayerische Motoren Werke AG	1,081	109
Bayerische Motoren Werke AG (Preference)	215	20
Beiersdorf AG	374	39
Brenntag SE	477	29
Commerzbank AG	3,054	116
Continental AG	428	28
Covestro AG (f)	691	47
CTS Eventim AG & Co. KGaA	241	24
Daimler Truck Holding AG	1,838	76
Delivery Hero SE (f)	742	21
Deutsche Bank AG (Registered)	7,242	256
Deutsche Boerse AG	717	192
Deutsche Lufthansa AG (Registered)	2,304	20
Deutsche Post AG (Registered)	3,698	165
Deutsche Telekom AG (Registered)	13,365	455
Dr. Ing hc F Porsche AG (Preference)	442	21
E.ON SE	8,663	163
Evonik Industries AG	992	17
Fresenius Medical Care AG	842	44
Fresenius SE & Co. KGaA	1,621	91
GEA Group AG	571	42
Hannover Rueck SE (Registered)	232	70
Heidelberg Materials AG	533	120
Henkel AG & Co. KGaA	401	30
Henkel AG & Co. KGaA (Preference)	617	50
Hensoldt AG	231	30
Infineon Technologies AG	4,966	195
Knorr-Bremse AG	281	26
LEG Immobilien SE	287	23
Linde PLC	1,669	793
Mercedes-Benz Group AG (Registered)	2,748	173
Merck KGaA	494	64
MTU Aero Engines AG	207	96
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	499	319
Nemetschek SE	219	29
Porsche Automobil Holding SE (Preference)	583	23
Qiagen NV	831	37
Rational AG	20	15
Rheinmetall AG	174	407
RWE AG	2,440	109
	Shares	Value (000)
SAP SE	4,009	$1,073
Sartorius AG (Preference)	101	24
Scout24 SE	286	36
Siemens AG (Registered)	2,956	798
Siemens Energy AG (f)	2,603	306
Siemens Healthineers AG	1,292	70
Symrise AG	506	44
Talanx AG	249	33
Volkswagen AG (Preference)	783	85
Vonovia SE	2,854	89
Zalando SE (f)	866	27
		8,231
Hong Kong (0.3%)
AIA Group Ltd.	39,953	383
BOC Hong Kong Holdings Ltd.	14,581	68
CK Asset Holdings Ltd.	7,243	35
CK Hutchison Holdings Ltd.	10,203	67
CK Infrastructure Holdings Ltd.	2,453	16
CLP Holdings Ltd.	6,400	53
Futu Holdings Ltd. ADR	239	42
Galaxy Entertainment Group Ltd.	8,286	46
Hang Seng Bank Ltd.	2,954	45
Henderson Land Development Co. Ltd.	5,546	20
HKT Trust & HKT Ltd.	14,758	22
Hong Kong & China Gas Co. Ltd.	43,188	38
Hong Kong Exchanges & Clearing Ltd.	4,567	259
Hongkong Land Holdings Ltd.	4,175	26
Jardine Matheson Holdings Ltd.	633	40
Link REIT	10,021	52
MTR Corp. Ltd.	6,015	20
Power Assets Holdings Ltd.	5,405	34
Sands China Ltd.	9,045	25
Sino Land Co. Ltd.	14,164	18
SITC International Holdings Co. Ltd.	5,178	20
Sun Hung Kai Properties Ltd.	5,553	66
Swire Pacific Ltd., Class A	1,353	11
Techtronic Industries Co. Ltd.	5,582	71
WH Group Ltd.	32,352	35
Wharf Holdings Ltd.	4,127	12
Wharf Real Estate Investment Co. Ltd.	6,273	19
		1,543
Ireland (0.1%)
AIB Group PLC	8,533	78
Bank of Ireland Group PLC	3,862	64
Kerry Group PLC, Class A	640	58
Kingspan Group PLC	624	52
Ryanair Holdings PLC	3,391	99
		351
Israel (0.1%)
Azrieli Group Ltd.	147	14
Bank Hapoalim BM	4,424	90
Bank Leumi Le-Israel BM	5,223	103

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2025

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Israel (cont'd)
Check Point Software Technologies Ltd. (f)	322	$67
CyberArk Software Ltd. (f)	177	85
Elbit Systems Ltd.	101	51
ICL Group Ltd.	2,799	17
Israel Discount Bank Ltd., Class A	4,312	43
Mizrahi Tefahot Bank Ltd.	543	36
Monday.com Ltd. (f)	156	30
Nice Ltd. (f)	240	35
Nova Ltd. (f)	106	34
Phoenix Financial Ltd.	770	29
Teva Pharmaceutical Industries Ltd. ADR (f)	4,100	83
Wix.com Ltd. (f)	204	36
		753
Italy (0.4%)
Banca Mediolanum SpA	854	17
Banco BPM SpA	4,459	67
BPER Banca SpA	5,693	63
Davide Campari-Milano NV	2,349	15
Enel SpA	30,999	294
Eni SpA	7,940	139
Ferrari NV	475	230
FinecoBank Banca Fineco SpA	2,340	51
Generali	3,251	128
Infrastrutture Wireless Italiane SpA	1,061	12
Intesa Sanpaolo SpA	54,379	360
Leonardo SpA	1,513	97
Mediobanca Banca di Credito Finanziario SpA	2,121	43
Moncler SpA	860	51
Nexi SpA	2,087	12
Poste Italiane SpA	1,741	41
Prysmian SpA	1,051	105
Recordati Industria Chimica e Farmaceutica SpA	434	26
Snam SpA	7,657	46
Stellantis NV	7,612	71
Telecom Italia SpA (f)	44,043	23
Tenaris SA	1,422	25
Terna - Rete Elettrica Nazionale	5,362	54
UniCredit SpA	5,500	418
Unipol Assicurazioni SpA	1,376	30
		2,418
Netherlands (0.7%)
ABN AMRO Bank NV CVA	2,228	71
Adyen NV (f)	96	154
Aegon Ltd.	5,123	41
AerCap Holdings NV	689	83
Akzo Nobel NV	654	47
ASM International NV	177	107
ASML Holding NV	1,489	1,452
ASR Nederland NV	601	41
BE Semiconductor Industries NV	272	41
Coca-Cola Europacific Partners PLC	886	80
	Shares	Value (000)
CVC Capital Partners PLC	811	$14
DSM-Firmenich AG	707	60
EXOR NV	356	35
Heineken Holding NV	498	34
Heineken NV	1,104	86
IMCD NV	225	23
ING Groep NV	11,632	305
InPost SA (f)	951	12
JDE Peet's NV	654	24
Koninklijke Ahold Delhaize NV	3,474	141
Koninklijke KPN NV	14,931	72
Koninklijke Philips NV	2,955	81
NN Group NV	1,033	73
Prosus NV (f)	4,914	348
Randstad NV	418	18
Universal Music Group NV	4,164	120
Wolters Kluwer NV	902	123
		3,686
New Zealand (0.0%)‡
Auckland International Airport Ltd.	5,513	25
Contact Energy Ltd.	2,735	15
Fisher & Paykel Healthcare Corp. Ltd.	1,899	41
Infratil Ltd.	2,981	21
Meridian Energy Ltd.	4,337	14
		116
Norway (0.1%)
Aker BP ASA	1,250	32
DNB Bank ASA	3,420	93
Equinor ASA	3,052	74
Gjensidige Forsikring ASA	742	22
Kongsberg Gruppen ASA	1,677	54
Mowi ASA	1,801	38
Norsk Hydro ASA	5,170	35
Orkla ASA	2,705	28
Salmar ASA	259	14
Telenor ASA	2,377	39
Yara International ASA	640	24
		453
Portugal (0.0%)‡
Banco Comercial Portugues SA, Class R	34,456	31
EDP Renovaveis SA	1,303	17
EDP SA	12,961	62
Galp Energia SGPS SA	1,760	33
Jeronimo Martins SGPS SA	1,162	28
		171
Singapore (0.2%)
CapitaLand Ascendas REIT	15,284	33
CapitaLand Integrated Commercial Trust REIT	22,732	40
CapitaLand Investment Ltd.	9,139	19
DBS Group Holdings Ltd.	8,318	330
Genting Singapore Ltd.	23,532	14
Grab Holdings Ltd., Class A (f)	9,312	56

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2025

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Singapore (cont'd)
Keppel Ltd.	5,693	$39
Oversea-Chinese Banking Corp. Ltd.	13,193	168
Sea Ltd. ADR (f)	1,527	273
Sembcorp Industries Ltd.	3,496	16
Singapore Airlines Ltd.	5,904	30
Singapore Exchange Ltd.	3,359	43
Singapore Technologies Engineering Ltd.	5,955	40
Singapore Telecommunications Ltd.	30,105	96
United Overseas Bank Ltd.	4,933	133
Wilmar International Ltd.	7,526	17
Yangzijiang Shipbuilding Holdings Ltd.	10,277	27
		1,374
South Africa (0.0%)‡
Valterra Platinum Ltd.	537	38
Spain (0.5%)
Acciona SA	95	19
ACS Actividades de Construccion y Servicios SA	687	55
Aena SME SA	2,886	79
Amadeus IT Group SA	1,716	136
Banco Bilbao Vizcaya Argentaria SA	22,347	431
Banco de Sabadell SA	19,470	76
Banco Santander SA	57,599	604
Bankinter SA	2,575	41
CaixaBank SA	14,975	158
Cellnex Telecom SA	1,861	64
Endesa SA	1,209	39
Ferrovial SE	1,956	112
Grifols SA	1,117	16
Iberdrola SA	24,169	458
Industria de Diseno Textil SA	4,132	229
International Consolidated Airlines Group SA	4,737	25
Redeia Corp. SA	1,555	30
Repsol SA	4,491	80
Telefonica SA	14,167	73
		2,725
Sweden (0.5%)
AddTech AB, Class B	1,016	33
Alfa Laval AB	1,130	52
Assa Abloy AB, Class B	3,867	135
Atlas Copco AB, Class A	16,549	268
Beijer Ref AB	1,512	24
Boliden AB (f)	1,056	43
Epiroc AB, Class A	4,112	84
EQT AB	1,406	49
Essity AB, Class B	2,332	61
Evolution AB	551	45
Fastighets AB Balder, Class B (f)	2,750	20
H & M Hennes & Mauritz AB, Class B	2,189	41
Hexagon AB, Class B	8,080	96
Holmen AB, Class B	296	11
Industrivarden AB, Class A	1,065	42
	Shares	Value (000)
Indutrade AB	1,081	$25
Investment AB Latour, Class B	571	13
Investor AB, Class B	6,651	208
L E Lundbergforetagen AB, Class B	293	15
Lifco AB, Class B	903	31
Nibe Industrier AB, Class B	5,599	22
Saab AB, Class B	1,225	75
Sagax AB, Class B	847	18
Sandvik AB	4,148	116
Securitas AB, Class B	1,904	29
Skandinaviska Enskilda Banken AB, Class A	5,883	115
Skanska AB, Class B	1,315	34
SKF AB, Class B	1,322	33
Spotify Technology SA (f)	584	408
Svenska Cellulosa AB SCA, Class B	2,331	31
Svenska Handelsbanken AB, Class A	5,672	74
Swedbank AB, Class A	3,271	99
Swedish Orphan Biovitrum AB (f)	742	23
Tele2 AB, Class B	2,115	36
Telefonaktiebolaget LM Ericsson, Class B	10,816	90
Telia Co. AB	9,198	35
Trelleborg AB, Class B	781	29
Volvo AB, Class B	6,305	181
		2,744
Switzerland (1.2%)
ABB Ltd. (Registered)	6,025	436
Alcon AG	1,927	145
Amrize Ltd. (f)	1,966	96
Avolta AG (Registered)	341	19
Baloise Holding AG (Registered)	160	40
Banque Cantonale Vaudoise (Registered)	116	14
Barry Callebaut AG (Registered)	14	19
Belimo Holding AG (Registered)	38	40
BKW AG	81	17
Chocoladefabriken Lindt & Spruengli AG	4	61
Cie Financiere Richemont SA, Class A (Registered)	2,049	393
EMS-Chemie Holding AG (Registered)	27	19
Galderma Group AG	502	89
Geberit AG (Registered)	130	98
Givaudan SA (Registered)	35	143
Helvetia Holding AG (Registered)	144	35
Holcim AG (f)	1,991	170
Julius Baer Group Ltd.	786	55
Kuehne & Nagel International AG (Registered)	188	35
Logitech International SA (Registered)	591	65
Lonza Group AG (Registered)	273	183
Nestle SA (Registered)	9,822	902
Novartis AG (Registered)	7,296	938
Partners Group Holding AG	87	114
Roche Holding AG	122	42
Roche Holding AG (Genusschein)	2,686	894
Sandoz Group AG	1,589	95

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2025

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Switzerland (cont'd)
Schindler Holding AG	156	$59
Schindler Holding AG (Registered)	90	33
SGS SA (Registered)	634	66
SIG Group AG (f)	1,164	12
Sika AG (Registered) (f)	580	130
Sonova Holding AG (Registered)	196	54
Straumann Holding AG (Registered)	430	46
Swatch Group AG	111	21
Swiss Life Holding AG (Registered)	109	118
Swiss Prime Site AG (Registered) (f)	307	43
Swiss Re AG	1,152	214
Swisscom AG (Registered)	101	73
UBS Group AG (Registered)	12,248	504
VAT Group AG	105	42
Zurich Insurance Group AG	564	403
		6,975
United Kingdom (2.0%)
3i Group PLC	3,753	207
Admiral Group PLC	969	44
Anglo American PLC	4,224	159
Antofagasta PLC	1,445	54
Ashtead Group PLC	1,643	110
Associated British Foods PLC	1,242	34
AstraZeneca PLC	5,936	909
Auto Trader Group PLC	3,319	35
Aviva PLC	11,792	109
BAE Systems PLC	11,430	318
Barclays PLC	54,828	282
Barratt Redrow PLC	5,205	27
BP PLC	62,735	360
British American Tobacco PLC	8,083	430
BT Group PLC	23,343	60
Bunzl PLC	1,266	40
Centrica PLC	18,878	42
Coca-Cola HBC AG (f)	875	41
Compass Group PLC	6,563	224
DCC PLC	378	24
Diageo PLC	8,494	203
Entain PLC	2,333	28
Evraz PLC (f)(g)	2,495	—
Experian PLC	3,532	177
Fresnillo PLC	854	27
Glencore PLC (f)	38,462	177
GSK PLC	15,426	331
Haleon PLC	34,615	156
Halma PLC	1,448	68
Hikma Pharmaceuticals PLC	638	15
HSBC Holdings PLC	67,226	949
Imperial Brands PLC	3,002	128
Informa PLC	5,014	62
InterContinental Hotels Group PLC	569	69
	Shares	Value (000)
Intertek Group PLC	599	$38
J Sainsbury PLC	6,662	30
JD Sports Fashion PLC	9,365	12
Kingfisher PLC	6,708	28
Land Securities Group PLC REIT	2,717	21
Legal & General Group PLC	22,073	71
Lloyds Banking Group PLC	231,688	262
London Stock Exchange Group PLC	1,812	208
M&G PLC	8,787	30
Marks & Spencer Group PLC	7,895	39
Melrose Industries PLC	4,897	40
Mondi PLC	1,687	23
National Grid PLC	18,905	272
NatWest Group PLC	31,336	221
Next PLC	446	74
Paragon Offshore PLC (f)(g)	303	—
Pearson PLC	2,245	32
Phoenix Group Holdings PLC	2,700	24
Prudential PLC	9,834	138
Reckitt Benckiser Group PLC	2,631	203
RELX PLC	7,023	336
Rentokil Initial PLC	9,824	50
Rio Tinto PLC	4,281	282
Rolls-Royce Holdings PLC	33,133	533
Sage Group PLC	3,685	55
Schroders PLC	2,779	14
Segro PLC REIT	4,909	43
Severn Trent PLC	1,042	36
Shell PLC	23,053	822
Smith & Nephew PLC	3,207	58
Smiths Group PLC	1,273	40
Spirax Group PLC	286	26
SSE PLC	4,270	100
Standard Chartered PLC	7,664	149
Tesco PLC	25,372	152
Unilever PLC CVA	9,514	562
United Utilities Group PLC	2,624	41
Vodafone Group PLC	75,224	88
Whitbread PLC	673	29
Wise PLC, Class A (f)	2,547	36
WPP PLC	4,092	20
		11,137
United States (35.9%)
3M Co.	1,892	294
Abbott Laboratories	6,149	824
AbbVie, Inc.	5,972	1,383
Accenture PLC, Class A	2,149	530
Adobe, Inc. (f)	1,550	547
Advanced Micro Devices, Inc. (f)	5,729	927
AECOM	468	61
Affirm Holdings, Inc. (f)	1,001	73
Aflac, Inc.	1,826	204

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2025

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Agilent Technologies, Inc.	973	$125
Air Products & Chemicals, Inc.	777	212
Airbnb, Inc., Class A (f)	1,570	191
Akamai Technologies, Inc. (f)	524	40
Albertsons Cos., Inc., Class A	1,305	23
Alexandria Real Estate Equities, Inc. REIT	558	46
Align Technology, Inc. (f)	248	31
Allegion PLC	302	54
Alliant Energy Corp.	896	60
Allstate Corp.	934	200
Alnylam Pharmaceuticals, Inc. (f)	452	206
Alphabet, Inc., Class A	38,851	9,453
Altria Group, Inc.	5,964	394
Amazon.com, Inc. (f)	34,021	7,470
Amcor PLC	8,052	66
Ameren Corp.	960	100
American Electric Power Co., Inc.	1,847	208
American Express Co.	2,054	682
American Financial Group, Inc.	236	34
American Homes 4 Rent, Class A REIT	1,163	39
American International Group, Inc.	2,035	160
American Tower Corp. REIT	1,679	323
American Water Works Co., Inc.	679	94
Ameriprise Financial, Inc.	343	168
AMETEK, Inc.	811	152
Amgen, Inc.	1,838	519
Amphenol Corp., Class A	4,278	529
Analog Devices, Inc.	1,778	437
Annaly Capital Management, Inc. REIT	2,239	45
Aon PLC, Class A	729	260
Apollo Global Management, Inc.	1,608	214
Apple, Inc.	53,446	13,609
Applied Materials, Inc.	2,842	582
AppLovin Corp., Class A (f)	769	553
Aptiv PLC (f)	776	67
Arch Capital Group Ltd.	1,335	121
Archer-Daniels-Midland Co.	1,727	103
ARES Management Corp., Class A	788	126
Arista Networks, Inc. (f)	3,735	544
Arthur J Gallagher & Co.	893	277
AT&T, Inc.	25,607	723
Atlassian Corp., Class A (f)	623	99
Atmos Energy Corp.	557	95
Autodesk, Inc. (f)	775	246
Automatic Data Processing, Inc.	1,435	421
AutoZone, Inc. (f)	58	249
AvalonBay Communities, Inc. REIT	511	99
Avery Dennison Corp.	276	45
Axon Enterprise, Inc. (f)	259	186
Baker Hughes Co.	3,637	177
Ball Corp.	922	46
Bank of America Corp.	25,767	1,329
	Shares	Value (000)
Bank of New York Mellon Corp.	2,552	$278
Baxter International, Inc.	1,757	40
Becton Dickinson & Co.	1,006	188
Bentley Systems, Inc., Class B	581	30
Berkshire Hathaway, Inc., Class B (f)	4,795	2,411
Best Buy Co., Inc.	720	54
Biogen, Inc. (f)	508	71
BioMarin Pharmaceutical, Inc. (f)	676	37
Blackrock, Inc.	519	605
Blackstone, Inc.	2,675	457
Block, Inc., Class A (f)	2,023	146
Boeing Co. (f)	2,751	594
Booking Holdings, Inc.	119	642
Booz Allen Hamilton Holding Corp.	438	44
Boston Scientific Corp. (f)	5,288	516
Bristol-Myers Squibb Co.	7,067	319
Broadcom, Inc.	16,140	5,325
Broadridge Financial Solutions, Inc.	414	99
Brown & Brown, Inc.	1,055	99
Brown-Forman Corp., Class B	646	17
Builders FirstSource, Inc. (f)	385	47
Bunge Global SA	504	41
Burlington Stores, Inc. (f)	232	59
BXP, Inc. REIT	540	40
Cadence Design Systems, Inc. (f)	970	341
Camden Property Trust REIT	381	41
Capital One Financial Corp.	2,388	508
Cardinal Health, Inc.	833	131
Carlisle Cos., Inc.	153	50
Carlyle Group, Inc.	861	54
Carnival Corp. (f)	3,966	115
Carrier Global Corp.	2,709	162
Carvana Co. (f)	421	159
Caterpillar, Inc.	1,641	783
Cboe Global Markets, Inc.	371	91
CBRE Group, Inc., Class A (f)	1,062	167
CDW Corp.	484	77
Cencora, Inc.	645	202
Centene Corp. (f)	1,725	62
CenterPoint Energy, Inc.	2,326	90
CF Industries Holdings, Inc.	593	53
CH Robinson Worldwide, Inc.	422	56
Charles Schwab Corp.	6,139	586
Charter Communications, Inc., Class A (f)	308	85
Cheniere Energy, Inc.	801	188
Chevron Corp.	7,206	1,119
Chipotle Mexican Grill, Inc. (f)	4,899	192
Chubb Ltd.	1,349	381
Church & Dwight Co., Inc.	866	76
Cigna Group	941	271
Cincinnati Financial Corp.	552	87
Cintas Corp.	1,287	264
Cisco Systems, Inc.	13,865	949
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2025

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Citigroup, Inc.	6,688	$679
Citizens Financial Group, Inc.	1,555	83
Clorox Co.	441	54
Cloudflare, Inc., Class A (f)	1,113	239
CME Group, Inc.	1,270	343
CMS Energy Corp.	1,043	76
CNH Industrial NV	3,118	34
Coca-Cola Co.	14,367	953
Cognizant Technology Solutions Corp., Class A	1,753	118
Coinbase Global, Inc., Class A (f)	663	224
Colgate-Palmolive Co.	2,716	217
Comcast Corp., Class A	13,313	418
ConocoPhillips	4,680	443
Consolidated Edison, Inc.	1,269	128
Constellation Brands, Inc., Class A	523	70
Constellation Energy Corp.	1,118	368
Cooper Cos., Inc. (f)	699	48
Copart, Inc. (f)	3,261	147
Corebridge Financial, Inc.	987	32
Corning, Inc.	2,805	230
Corpay, Inc. (f)	244	70
Corteva, Inc.	2,445	165
CoStar Group, Inc. (f)	1,492	126
Costco Wholesale Corp.	1,554	1,438
Coterra Energy, Inc.	2,737	65
CRH PLC	2,277	273
Crowdstrike Holdings, Inc., Class A (f)	873	428
Crown Castle, Inc. REIT	1,530	148
Crown Holdings, Inc.	416	40
CSX Corp.	6,397	227
Cummins, Inc.	486	205
CVS Health Corp.	4,527	341
Danaher Corp.	2,147	426
Darden Restaurants, Inc.	410	78
Datadog, Inc., Class A (f)	1,007	143
DaVita, Inc. (f)	145	19
Deckers Outdoor Corp. (f)	555	56
Deere & Co.	929	425
Dell Technologies, Inc., Class C	1,072	152
Delta Air Lines, Inc.	589	33
Devon Energy Corp.	2,295	80
Dexcom, Inc. (f)	1,386	93
Diamondback Energy, Inc.	703	101
Dick's Sporting Goods, Inc.	245	54
Digital Realty Trust, Inc. REIT	1,192	206
Docusign, Inc. (f)	806	58
Dollar General Corp.	777	80
Dollar Tree, Inc. (f)	710	67
Dominion Energy, Inc.	2,993	183
Domino's Pizza, Inc.	117	50
DoorDash, Inc., Class A (f)	1,228	334
Dover Corp.	491	82
	Shares	Value (000)
Dow, Inc.	2,544	$58
DR Horton, Inc.	971	165
DraftKings, Inc., Class A (f)	1,805	67
DTE Energy Co.	726	103
Duke Energy Corp.	2,745	340
DuPont de Nemours, Inc.	1,460	114
Dynatrace, Inc. (f)	1,101	53
Eaton Corp. PLC	1,363	510
eBay, Inc.	1,645	150
Ecolab, Inc.	898	246
Edison International	1,358	75
Edwards Lifesciences Corp. (f)	2,038	158
Electronic Arts, Inc.	814	164
Elevance Health, Inc.	791	256
Eli Lilly & Co.	2,716	2,072
EMCOR Group, Inc.	157	102
Emerson Electric Co.	1,968	258
Entegris, Inc.	546	50
Entergy Corp.	1,575	147
EOG Resources, Inc.	2,042	229
EQT Corp.	2,090	114
Equifax, Inc.	439	113
Equinix, Inc. REIT	352	276
Equitable Holdings, Inc.	1,107	56
Equity LifeStyle Properties, Inc. REIT	635	39
Equity Residential REIT	1,280	83
Erie Indemnity Co., Class A	90	29
Essential Utilities, Inc.	966	39
Essex Property Trust, Inc. REIT	229	61
Estee Lauder Cos., Inc., Class A	821	72
Everest Group Ltd.	151	53
Evergy, Inc.	798	61
Eversource Energy	1,285	91
Exelon Corp.	3,519	158
Expand Energy Corp.	796	85
Expedia Group, Inc.	448	96
Expeditors International of Washington, Inc.	485	59
Extra Space Storage, Inc. REIT	750	106
Exxon Mobil Corp.	15,979	1,802
F5, Inc. (f)	205	66
FactSet Research Systems, Inc.	135	39
Fair Isaac Corp. (f)	87	130
Fastenal Co.	4,050	199
FedEx Corp.	822	194
Ferguson Enterprises, Inc.	706	159
Fidelity National Financial, Inc.	926	56
Fidelity National Information Services, Inc.	1,818	120
Fifth Third Bancorp	2,423	108
First Citizens BancShares, Inc., Class A	34	61
First Solar, Inc. (f)	359	79
FirstEnergy Corp.	1,924	88
Fiserv, Inc. (f)	1,984	256
Flutter Entertainment PLC (f)	693	176

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2025

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Ford Motor Co.	13,945	$167
Fortinet, Inc. (f)	2,323	195
Fortive Corp.	1,201	59
Fox Corp., Class A	1,244	76
Freeport-McMoRan, Inc.	4,711	185
Gaming & Leisure Properties, Inc. REIT	978	46
Garmin Ltd.	568	140
Gartner, Inc. (f)	274	72
GE HealthCare Technologies, Inc.	1,574	118
GE Vernova, Inc.	959	590
Gen Digital, Inc.	1,901	54
General Dynamics Corp.	791	270
General Electric Co.	3,722	1,120
General Mills, Inc.	1,916	97
General Motors Co.	3,455	211
Genuine Parts Co.	489	68
Gilead Sciences, Inc.	4,406	489
Global Payments, Inc.	887	74
GoDaddy, Inc., Class A (f)	521	71
Goldman Sachs Group, Inc.	1,102	878
Graco, Inc.	592	50
Halliburton Co.	3,116	77
Hartford Insurance Group, Inc.	1,009	135
HCA Healthcare, Inc.	626	267
Healthpeak Properties, Inc. REIT	2,448	47
HEICO Corp.	423	118
Hershey Co.	530	99
Hewlett Packard Enterprise Co.	4,581	112
Hilton Worldwide Holdings, Inc.	855	222
Hologic, Inc. (f)	789	53
Home Depot, Inc.	3,578	1,450
Honeywell International, Inc.	2,267	477
Hormel Foods Corp.	1,074	27
Howmet Aerospace, Inc.	1,344	264
HP, Inc.	3,285	89
Hubbell, Inc.	188	81
HubSpot, Inc. (f)	198	93
Humana, Inc.	422	110
Huntington Bancshares, Inc.	5,240	90
Hyatt Hotels Corp., Class A	150	21
IDEX Corp.	267	43
IDEXX Laboratories, Inc. (f)	284	181
Illinois Tool Works, Inc.	993	259
Illumina, Inc. (f)	551	52
Incyte Corp. (f)	568	48
Ingersoll Rand, Inc.	1,430	118
Insulet Corp. (f)	258	80
Intel Corp. (f)	16,489	553
Interactive Brokers Group, Inc., Class A	1,491	103
Intercontinental Exchange, Inc.	2,033	342
International Business Machines Corp.	3,313	935
International Flavors & Fragrances, Inc.	898	55
	Shares	Value (000)
International Paper Co.	1,750	$81
Intuit, Inc.	1,015	693
Intuitive Surgical, Inc. (f)	1,258	563
Invitation Homes, Inc. REIT	2,062	60
IQVIA Holdings, Inc. (f)	582	111
Iron Mountain, Inc. REIT	1,042	106
J.M. Smucker Co.	380	41
Jabil, Inc.	378	82
Jack Henry & Associates, Inc.	259	39
Jacobs Solutions, Inc.	421	63
JB Hunt Transport Services, Inc.	277	37
Johnson & Johnson	8,267	1,533
Johnson Controls International PLC	2,283	251
JPMorgan Chase & Co.	9,907	3,125
Kellanova	938	77
Kenvue, Inc.	6,887	112
Keurig Dr. Pepper, Inc.	4,581	117
KeyCorp	3,355	63
Keysight Technologies, Inc. (f)	609	107
Kimberly-Clark Corp.	1,157	144
Kimco Realty Corp. REIT	2,381	52
Kinder Morgan, Inc.	7,089	201
KKR & Co., Inc.	2,303	299
KLA Corp.	467	504
Kraft Heinz Co.	3,152	82
Kroger Co.	2,174	147
L3Harris Technologies, Inc.	641	196
Labcorp Holdings, Inc.	290	83
Lam Research Corp.	4,383	587
Las Vegas Sands Corp.	1,270	68
Leidos Holdings, Inc.	425	80
Lennar Corp., Class A	809	102
Lennox International, Inc.	112	59
Liberty Media Corp.-Liberty Formula One, Class C (f)	754	79
Live Nation Entertainment, Inc. (f)	561	92
Lockheed Martin Corp.	732	365
Loews Corp.	632	63
Lowe's Cos., Inc.	2,036	512
LPL Financial Holdings, Inc.	290	96
Lululemon Athletica, Inc. (f)	383	68
LyondellBasell Industries NV, Class A	928	45
M&T Bank Corp.	579	114
Marathon Petroleum Corp.	1,127	217
Markel Group, Inc. (f)	45	86
Marriott International, Inc., Class A	840	219
Marsh & McLennan Cos., Inc.	1,734	349
Martin Marietta Materials, Inc.	210	132
Marvell Technology, Inc.	3,059	257
Masco Corp.	752	53
Mastercard, Inc., Class A	3,024	1,720
McCormick & Co., Inc.	882	59
McDonald's Corp.	2,553	776

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2025

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
McKesson Corp.	437	$338
Medtronic PLC	4,503	429
MercadoLibre, Inc. (f)	173	404
Merck & Co., Inc.	8,380	703
Meta Platforms, Inc., Class A	7,843	5,760
MetLife, Inc.	2,015	166
Mettler-Toledo International, Inc. (f)	73	90
Microchip Technology, Inc.	1,935	124
Micron Technology, Inc.	3,785	633
Microsoft Corp.	24,853	12,873
Mid-America Apartment Communities, Inc. REIT	416	58
Molina Healthcare, Inc. (f)	192	37
Molson Coors Beverage Co., Class B	624	28
Mondelez International, Inc., Class A	4,643	290
MongoDB, Inc. (f)	297	92
Monolithic Power Systems, Inc.	165	152
Monster Beverage Corp. (f)	2,531	170
Moody's Corp.	575	274
Motorola Solutions, Inc.	593	271
MSCI, Inc.	274	155
Nasdaq, Inc.	1,515	134
Natera, Inc. (f)	464	75
NetApp, Inc.	722	86
Netflix, Inc. (f)	1,534	1,839
Neurocrine Biosciences, Inc. (f)	353	50
Newmont Corp.	3,985	336
News Corp., Class A	1,310	40
NextEra Energy, Inc.	7,366	556
NIKE, Inc., Class B	4,164	290
NiSource, Inc.	1,646	71
Nordson Corp.	191	43
Norfolk Southern Corp.	795	239
Northern Trust Corp.	688	93
Northrop Grumman Corp.	476	290
NRG Energy, Inc.	725	117
Nucor Corp.	838	113
Nutanix, Inc., Class A (f)	932	69
NVIDIA Corp.	83,300	15,542
NVR, Inc. (f)	10	80
NXP Semiconductors NV	893	203
Occidental Petroleum Corp.	2,652	125
Okta, Inc. (f)	590	54
Old Dominion Freight Line, Inc.	665	94
Omnicom Group, Inc.	645	53
ON Semiconductor Corp. (f)	1,524	75
ONEOK, Inc.	2,247	164
Oracle Corp.	6,127	1,723
O'Reilly Automotive, Inc. (f)	2,976	321
Otis Worldwide Corp.	1,389	127
Owens Corning	307	43
PACCAR, Inc.	1,908	188
Packaging Corp. of America	317	69
	Shares	Value (000)
Palantir Technologies, Inc., Class A (f)	7,892	$1,440
Palo Alto Networks, Inc. (f)	2,358	480
Parker-Hannifin Corp.	452	343
Paychex, Inc.	1,169	148
Paycom Software, Inc.	194	40
PayPal Holdings, Inc. (f)	3,289	221
Pentair PLC	581	64
PepsiCo, Inc.	4,877	685
Pfizer, Inc.	18,820	480
PG&E Corp.	7,762	117
Philip Morris International, Inc.	5,617	911
Phillips 66	1,492	203
Pinterest, Inc., Class A (f)	2,215	71
PNC Financial Services Group, Inc.	1,426	287
Pool Corp.	126	39
PPG Industries, Inc.	796	84
PPL Corp.	2,597	96
Principal Financial Group, Inc.	797	66
Procter & Gamble Co.	8,279	1,272
Progressive Corp.	2,060	509
Prologis, Inc. REIT	3,299	378
Prudential Financial, Inc.	1,266	131
PTC, Inc. (f)	426	86
Public Service Enterprise Group, Inc.	1,752	146
Public Storage REIT	557	161
PulteGroup, Inc.	707	93
Pure Storage, Inc., Class A (f)	1,092	92
QUALCOMM, Inc.	3,905	650
Quanta Services, Inc.	516	214
Quest Diagnostics, Inc.	392	75
Raymond James Financial, Inc.	692	119
Realty Income Corp. REIT	3,191	194
Reddit, Inc., Class A (f)	388	89
Regency Centers Corp. REIT	604	44
Regeneron Pharmaceuticals, Inc.	373	210
Regions Financial Corp.	3,231	85
Reliance, Inc.	191	54
Republic Services, Inc.	770	177
ResMed, Inc.	512	140
Revvity, Inc.	403	35
Rivian Automotive, Inc., Class A (f)	2,924	43
Robinhood Markets, Inc., Class A (f)	2,222	318
ROBLOX Corp., Class A (f)	1,969	273
Rocket Lab Corp. (f)	1,493	72
Rockwell Automation, Inc.	395	138
Rollins, Inc.	1,027	60
Roper Technologies, Inc.	383	191
Ross Stores, Inc.	1,156	176
Royal Caribbean Cruises Ltd.	927	300
Royalty Pharma PLC, Class A	1,333	47
RPM International, Inc.	453	53
RTX Corp.	4,642	777
S&P Global, Inc.	1,115	543

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2025

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Salesforce, Inc.	3,500	$829
Samsara, Inc., Class A (f)	1,036	39
SBA Communications Corp. REIT	382	74
Schlumberger NV	5,521	190
Seagate Technology Holdings PLC	698	165
Sempra	2,278	205
ServiceNow, Inc. (f)	756	696
Sherwin-Williams Co.	835	289
Simon Property Group, Inc. REIT	1,148	215
Smithfield Foods, Inc.	3	—	@
Smurfit WestRock PLC	1,845	79
Snap, Inc., Class A (f)	4,098	32
Snap-on, Inc.	183	63
Snowflake, Inc., Class A (f)	1,120	253
SoFi Technologies, Inc. (f)	4,177	110
Solventum Corp. (f)	542	40
Southern Co.	3,890	369
SS&C Technologies Holdings, Inc.	781	69
Starbucks Corp.	3,978	337
State Street Corp.	1,011	117
Steel Dynamics, Inc.	504	70
Steris PLC	352	87
Strategy, Inc., Class A (f)	896	289
Stryker Corp.	1,220	451
Sun Communities, Inc. REIT	453	58
Super Micro Computer, Inc. (f)	1,742	83
Synchrony Financial	1,418	101
Synopsys, Inc. (f)	656	324
Sysco Corp.	1,713	141
T. Rowe Price Group, Inc.	789	81
Take-Two Interactive Software, Inc. (f)	645	167
Tapestry, Inc.	716	81
Targa Resources Corp.	804	135
Target Corp.	1,583	142
TE Connectivity PLC	1,046	230
Teledyne Technologies, Inc. (f)	165	97
Teradyne, Inc.	565	78
Tesla, Inc. (f)	10,264	4,565
Texas Instruments, Inc.	3,253	598
Texas Pacific Land Corp.	71	66
Textron, Inc.	635	54
Thermo Fisher Scientific, Inc.	1,287	624
TJX Cos., Inc.	3,928	568
T-Mobile U.S., Inc.	1,798	430
Toast, Inc., Class A (f)	1,634	60
Tractor Supply Co.	1,871	106
Trade Desk, Inc., Class A (f)	1,509	74
Tradeweb Markets, Inc., Class A	414	46
Trane Technologies PLC	781	330
TransDigm Group, Inc.	197	260
TransUnion	708	59
Travelers Cos., Inc.	802	224
	Shares	Value (000)
Trimble, Inc. (f)	844	$69
Truist Financial Corp.	4,707	215
Twilio, Inc., Class A (f)	554	55
Tyler Technologies, Inc. (f)	155	81
Tyson Foods, Inc., Class A	1,015	55
U.S. Bancorp	5,689	275
Uber Technologies, Inc. (f)	7,107	696
UDR, Inc. REIT	1,115	42
U-Haul Holding Co.	349	18
Ulta Beauty, Inc. (f)	161	88
Union Pacific Corp.	2,117	500
United Airlines Holdings, Inc. (f)	296	29
United Parcel Service, Inc., Class B	2,632	220
United Rentals, Inc.	230	220
United Therapeutics Corp. (f)	155	65
UnitedHealth Group, Inc.	3,220	1,112
Universal Health Services, Inc., Class B	199	41
Valero Energy Corp.	1,151	196
Veeva Systems, Inc., Class A (f)	536	160
Ventas, Inc. REIT	1,590	111
Veralto Corp.	868	93
VeriSign, Inc.	304	85
Verisk Analytics, Inc.	487	122
Verizon Communications, Inc.	14,909	655
Vertex Pharmaceuticals, Inc. (f)	894	350
Vertiv Holdings Co., Class A	1,189	179
VICI Properties, Inc. REIT	3,751	122
Visa, Inc., Class A	6,004	2,050
Vistra Corp.	1,283	251
Vulcan Materials Co.	459	141
W.R. Berkley Corp.	1,071	82
Walmart, Inc.	15,589	1,607
Walt Disney Co.	6,342	726
Warner Bros Discovery, Inc. (f)	8,337	163
Waste Connections, Inc.	899	158
Waste Management, Inc.	1,414	312
Waters Corp. (f)	207	62
Watsco, Inc.	123	50
WEC Energy Group, Inc.	1,116	128
Wells Fargo & Co.	11,622	974
Welltower, Inc. REIT	2,292	408
West Pharmaceutical Services, Inc.	253	66
Western Digital Corp.	1,114	134
Westinghouse Air Brake Technologies Corp.	597	120
Weyerhaeuser Co. REIT	2,553	63
Williams Cos., Inc.	4,374	277
Williams-Sonoma, Inc.	451	88
Willis Towers Watson PLC	348	120
Workday, Inc., Class A (f)	787	189
WP Carey, Inc. REIT	790	53
WW Grainger, Inc.	164	156
Xcel Energy, Inc.	2,017	163
Xylem, Inc.	839	124

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2025

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Yum! Brands, Inc.	990	$150
Zebra Technologies Corp., Class A (f)	183	54
Zillow Group, Inc., Class C (f)	602	46
Zimmer Biomet Holdings, Inc.	702	69
Zoetis, Inc.	1,548	226
Zoom Communications, Inc., Class A (f)	901	74
Zscaler, Inc. (f)	356	107
		205,127
Total Common Stocks (Cost $133,808)		274,468
	No. of Rights
Rights (0.0%)‡
United States (0.0%)‡
Abiomed, Inc., CVR expires 12/22/28 (f) (Cost $—@)	90	—	@
	No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc.
expires 3/31/40 (f)(g) (Cost $—)	95	—
	Face Amount (000)
Short-Term Investments (11.7%)
U.S. Treasury Security (0.2%)
U.S. Treasury Bill
4.30%, 11/20/25 (h) (Cost $994)	$1,000	994
	Shares
Investment Company (11.5%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.04% (See Note G) (Cost $66,017)	66,016,961	66,017
Total Short-Term Investments (Cost $67,011)		67,011
Total Investments (100.7%) (Cost $436,474) (i)(j)(k)		575,553
Liabilities in Excess of Other Assets (–0.7%)		(3,743)
Net Assets (100.0%)		$571,810

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

@  Value is less than $500.

‡  Amount is less than 0.05%.

(a)  Security is subject to delayed delivery.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Floating or variable rate securities: The rates disclosed are as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.

(d)  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2025. Maturity date disclosed is the ultimate maturity date.

(e)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of September 30, 2025.

(f)  Non-income producing security.

(g)  Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.

(h)  Rate shown is the yield to maturity at September 30, 2025.

(i)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

(j)  The approximate fair value and percentage of net assets, $57,178,000 and 10%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(k)  At September 30, 2025, the aggregate cost for federal income tax purposes is approximately $446,775,000. The aggregate gross unrealized appreciation is approximately $155,600,000 and the aggregate gross unrealized depreciation is approximately $23,716,000, resulting in net unrealized appreciation of approximately $131,884,000.

ADR  American Depositary Receipt.

CVA  Certificaten Van Aandelen.

CVR  Contingent Value Rights.

DAC  Designated Activity Company.

EURIBOR  Euro Interbank Offered Rate.

MTN  Medium Term Note.

OAT  Obligations Assimilables du Trésor (French Treasury Obligation).

REIT  Real Estate Investment Trust.

SOFR  Secured Overnight Financing Rate.

SONIA  Sterling Overnight Index Average.

TBA  To Be Announced.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2025

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2025:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	CNH	14,509,692		$2,051,214	12/18/25	$6
Bank of America NA	CNH	2,200,000		$310,108	12/17/25	— @
Bank of America NA		$3,032,257	EUR	2,881,785	1/6/26	370
Bank of America NA		$74,725	ILS	250,194	12/18/25	1
Bank of America NA		$78,044	JPY	11,397,662	12/18/25	(— @)
Barclays Bank PLC	JPY	67,240,000		$458,751	12/17/25	1
Barclays Bank PLC	NOK	316,258		$32,125	12/18/25	— @
Barclays Bank PLC	THB	15,289,259		$481,548	12/17/25	7
Barclays Bank PLC	TRY	12,070,112		$225,969	4/6/26	(24)
Barclays Bank PLC	TRY	18,797,474		$348,780	4/6/26	(41)
Barclays Bank PLC	TRY	97,859,038		$1,868,038	4/6/26	(162)
Barclays Bank PLC	TRY	14,942,617		$290,148	4/6/26	(20)
Barclays Bank PLC		$51,194	CAD	70,393	12/18/25	(— @)
Barclays Bank PLC		$83,258	CHF	65,466	12/18/25	(— @)
Barclays Bank PLC		$2,545,412	EUR	2,153,461	12/18/25	(6)
Barclays Bank PLC		$480,835	GBP	353,779	12/18/25	(5)
Barclays Bank PLC		$12,319	ILS	41,246	12/18/25	— @
Barclays Bank PLC		$582,664	JPY	85,091,945	12/18/25	(3)
Barclays Bank PLC		$3,422	MXN	63,476	12/18/25	— @
Barclays Bank PLC		$16,720	SGD	21,267	12/18/25	(— @)
Barclays Bank PLC		$2,051,053	TRY	119,022,580	4/6/26	418
BNP Paribas SA	AUD	863,017		$566,498	12/18/25	(5)
BNP Paribas SA	CAD	2,383,675		$1,719,351	12/18/25	— @
BNP Paribas SA	CHF	521,995		$660,710	12/18/25	(1)
BNP Paribas SA	CNH	7,289,948		$1,027,889	12/18/25	— @
BNP Paribas SA	JPY	269,679,160		$1,829,406	12/18/25	(8)
BNP Paribas SA	TWD	9,347,452		$308,507	12/18/25	— @
BNP Paribas SA		$216,677	CHF	170,010	12/17/25	(1)
BNP Paribas SA		$77,577	CLP	74,030,514	12/18/25	(1)
BNP Paribas SA		$19,230	COP	76,078,855	12/18/25	(— @)
BNP Paribas SA		$4,674,268	EUR	3,954,417	12/18/25	(11)
BNP Paribas SA		$73,247	HKD	568,534	12/18/25	(— @)
BNP Paribas SA		$29,425	MXN	545,854	12/18/25	— @
BNP Paribas SA		$190,019	NZD	326,708	12/18/25	(— @)
BNP Paribas SA		$390,016	TWD	11,694,617	12/18/25	(4)
Citibank NA	CAD	1,462,318		$1,052,956	12/18/25	(2)
Citibank NA	THB	2,268,144		$71,675	12/18/25	1
Citibank NA		$464	GBP	342	12/18/25	(— @)
Citibank NA		$34,440	ILS	115,312	12/18/25	— @
Citibank NA		$3,026,963	JPY	444,042,113	1/6/26	5
Citibank NA		$230,079	RON	997,131	12/17/25	(1)
Deutsche Bank AG	AUD	7,804,156		$5,170,636	12/17/25	2
Deutsche Bank AG	EUR	4,647,400		$5,503,986	12/17/25	24
Deutsche Bank AG		$332,048	CAD	456,338	12/17/25	(3)
Goldman Sachs International	AUD	985,472		$648,927	12/18/25	(4)
Goldman Sachs International	BRL	1,830,352		$332,309	12/18/25	(5)
Goldman Sachs International	CZK	678,774		$32,857	12/18/25	— @
Goldman Sachs International	EUR	157,394		$172,831	1/6/26	(13)
Goldman Sachs International	EUR	4,104,859		$4,749,273	1/6/26	(96)
Goldman Sachs International	EUR	1,936,075		$2,244,278	4/28/26	(53)
Goldman Sachs International	EUR	1,972,293		$2,278,499	4/28/26	(62)
Goldman Sachs International	EUR	3,683,205		$4,340,027	12/18/25	(3)
Goldman Sachs International	EUR	4,780,119		$5,639,671	12/18/25	3
Goldman Sachs International	JPY	6,688,767		$46,024	1/6/26	— @
Goldman Sachs International	JPY	658,581,331		$4,752,221	1/6/26	256
Goldman Sachs International	JPY	308,956,964		$2,242,963	4/28/26	113
Goldman Sachs International	JPY	316,856,794		$2,270,737	4/28/26	87
Goldman Sachs International	MXN	26,103,333		$1,410,764	12/18/25	(3)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2025

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts (cont'd):

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International	MYR	54,192		$12,920	12/18/25	$— @
Goldman Sachs International	MYR	1,892,500		$453,728	12/17/25	3
Goldman Sachs International	NOK	388,811		$39,492	12/18/25	1
Goldman Sachs International	NZD	14,994		$8,966	12/18/25	— @
Goldman Sachs International	SGD	104,817		$82,301	12/17/25	1
Goldman Sachs International	THB	254,906,942		$7,514,945	1/6/26	(413)
Goldman Sachs International	THB	246,077,768		$7,371,129	1/6/26	(282)
Goldman Sachs International	THB	258,666,324		$7,607,833	1/6/26	(437)
Goldman Sachs International	THB	742,202,130		$22,723,024	4/28/26	(548)
Goldman Sachs International	THB	2,767,331		$87,490	12/18/25	2
Goldman Sachs International	TRY	8,548,423		$156,164	4/6/26	(21)
Goldman Sachs International	TRY	59,201,111		$1,131,520	4/6/26	(96)
Goldman Sachs International	TRY	320,395,129		$6,397,666	4/6/26	(248)
Goldman Sachs International	TRY	193,079,221		$3,237,954	1/25/27	41
Goldman Sachs International	TRY	186,538,999		$3,072,118	1/25/27	(16)
Goldman Sachs International		$32,860	AUD	49,280	12/18/25	(— @)
Goldman Sachs International		$329,047	BRL	1,785,396	12/18/25	— @
Goldman Sachs International		$550,732	CAD	757,244	12/18/25	(5)
Goldman Sachs International		$461,323	CHF	362,726	12/18/25	(2)
Goldman Sachs International		$1,626,921	CNH	11,474,510	12/17/25	(10)
Goldman Sachs International		$1,527,409	EUR	1,380,468	1/6/26	102
Goldman Sachs International		$4,547,850	EUR	3,908,367	4/28/26	91
Goldman Sachs International		$4,558,720	JPY	625,813,758	4/28/26	(245)
Goldman Sachs International		$742,506	MXN	13,773,935	12/18/25	3
Goldman Sachs International		$62,204	NOK	614,661	12/17/25	(1)
Goldman Sachs International		$305,152	PLN	1,104,917	12/17/25	(2)
Goldman Sachs International		$44,879	THB	1,501,217	1/6/26	2
Goldman Sachs International		$23,101,646	THB	758,149,817	1/6/26	478
Goldman Sachs International		$11,766,679	THB	373,414,366	4/28/26	(59)
Goldman Sachs International		$11,534,985	THB	368,787,764	4/28/26	28
Goldman Sachs International		$150,032	THB	4,854,109	12/18/25	1
Goldman Sachs International		$2,182,534	TRY	125,604,824	4/6/26	423
Goldman Sachs International		$2,125,693	TRY	115,743,984	4/6/26	275
Goldman Sachs International		$2,488,780	TRY	138,500,580	4/6/26	384
Goldman Sachs International		$580,987	TRY	32,941,937	4/6/26	102
Goldman Sachs International		$6,276,756	TRY	379,618,220	1/25/27	9
JPMorgan Chase Bank NA	GBP	865,514		$1,173,686	12/17/25	10
JPMorgan Chase Bank NA	GBP	890,596		$1,188,555	12/18/25	(9)
JPMorgan Chase Bank NA	GBP	1,127,254		$1,514,265	12/18/25	(2)
JPMorgan Chase Bank NA	INR	36,619,033		$410,951	12/18/25	— @
JPMorgan Chase Bank NA	MXN	7,505,997		$404,821	12/17/25	(2)
JPMorgan Chase Bank NA	NOK	297,737		$30,242	12/18/25	— @
JPMorgan Chase Bank NA	NZD	244,321		$146,092	12/18/25	4
JPMorgan Chase Bank NA	PLN	137,244		$37,908	12/18/25	— @
JPMorgan Chase Bank NA		$620,197	AUD	930,158	12/18/25	(4)
JPMorgan Chase Bank NA		$1,201,177	CAD	1,651,652	12/18/25	(10)
JPMorgan Chase Bank NA		$101,135	CLP	96,240,000	12/17/25	(1)
JPMorgan Chase Bank NA		$115,897	CZK	2,387,000	12/17/25	(1)
JPMorgan Chase Bank NA		$47,280	DKK	298,311	12/18/25	(— @)
JPMorgan Chase Bank NA		$2,840,910	EUR	2,403,396	12/18/25	(7)
JPMorgan Chase Bank NA		$287,391	GBP	211,452	12/18/25	(3)
JPMorgan Chase Bank NA		$50,683	HKD	393,437	12/18/25	(— @)
JPMorgan Chase Bank NA		$23,976	IDR	395,630,920	12/17/25	(— @)
JPMorgan Chase Bank NA		$122,941	ILS	411,626	12/18/25	1
JPMorgan Chase Bank NA		$11,120	INR	987,412	12/18/25	(— @)
JPMorgan Chase Bank NA		$391,381	INR	34,936,205	12/18/25	— @
JPMorgan Chase Bank NA		$6,626,743	JPY	971,503,661	12/17/25	(7)
JPMorgan Chase Bank NA		$2,019,961	KRW	2,775,830,194	12/17/25	(34)
JPMorgan Chase Bank NA		$717,989	MXN	13,318,868	12/18/25	3
JPMorgan Chase Bank NA		$123,784	NZD	209,790	12/17/25	(2)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2025

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts (cont'd):

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA		$117,838	PEN	411,443	12/17/25	$— @
JPMorgan Chase Bank NA		$86,714	SEK	800,711	12/18/25	(1)
JPMorgan Chase Bank NA		$471,490	SEK	4,393,444	12/17/25	(3)
JPMorgan Chase Bank NA		$357,802	SGD	455,082	12/18/25	(3)
JPMorgan Chase Bank NA	ZAR	998,270		$57,114	12/18/25	(— @)
Royal Bank of Canada	EUR	2,465,733		$2,890,179	12/18/25	(18)
Royal Bank of Canada		$875,635	GBP	644,267	12/18/25	(9)
Standard Chartered Bank	NZD	13,009		$7,779	12/18/25	— @
UBS AG	DKK	421,929		$67,001	12/17/25	— @
UBS AG	IDR	906,349,134		$55,044	12/18/25	1
UBS AG	JPY	258,427,537		$1,746,160	12/18/25	(15)
UBS AG	KRW	369,147,426		$267,088	12/18/25	3
UBS AG	KRW	660,433,906		$473,371	12/18/25	1
UBS AG	SGD	471,035		$367,265	12/18/25	— @
UBS AG	TRY	457,638		$10,131	12/18/25	(— @)
UBS AG		$104,839	AUD	157,225	12/18/25	(1)
UBS AG		$559,219	CAD	768,990	12/18/25	(5)
UBS AG		$271,197	CAD	376,057	12/18/25	— @
UBS AG		$1,626,877	CNY	11,488,192	12/18/25	(4)
UBS AG		$76,523	DKK	482,739	12/18/25	(— @)
UBS AG		$1,526,526	EUR	1,291,548	12/18/25	(3)
UBS AG		$773,207	GBP	568,869	12/18/25	(8)
UBS AG		$14,245	HUF	4,751,041	12/18/25	(— @)
UBS AG		$78,684	HUF	26,286,121	12/17/25	— @
UBS AG		$1,537,002	JPY	221,227,985	1/6/26	(27)
UBS AG		$1,058,167	JPY	154,528,146	12/18/25	(5)
UBS AG		$1,818,281	JPY	266,722,202	12/18/25	(1)
UBS AG		$242,950	KRW	339,960,507	12/18/25	— @
UBS AG		$14,143	MXN	262,261	12/18/25	— @
						$156

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2025:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
Euro-Buxl 30 yr. Bond Index (Germany)	1	Dec-25	EUR	100	$134	$	(— @)
KFE 10 yr. Treasury Bond Index (Korea, Republic of)	37	Dec-25	KRW	3,700,000	3,095		(32)
S&P 500 E Mini Index (United States)	1	Dec-25		$— @	337		3
TSE Japanese 10 yr. Bond Index (Japan)	1	Dec-25	JPY	100,000	918		— @
Ultra U.S. Treasury Bond (United States)	6	Dec-25		$600	720		17
U.S. Treasury 2 yr. Note (United States)	38	Dec-25		7,600	7,919		(4)
U.S. Treasury 5 yr. Note (United States)	6	Dec-25		600	655		(1)
U.S. Treasury 10 yr. Ultra Note (United States)	6	Dec-25		600	690		— @
U.S. Treasury Long Bond (United States)	1	Dec-25		100	117		(— @)
Short:
Euro Stoxx 50 Index (Germany)	7	Dec-25	EUR	(— @)	(455)		(1)
Euro-BTP Italian Bond Index (Germany)	6	Dec-25		(600)	(844)		(10)
French Government Bond Index (Germany)	1	Dec-25		(100)	(142)		(2)
German Euro-Bobl Index (Germany)	34	Dec-25		(3,400)	(4,703)		1
German Euro-Bund Index (Germany)	4	Dec-25		(400)	(604)		1
German Euro-Schatz Index (Germany)	4	Dec-25		(400)	(502)		— @
Nikkei 225 Index (Japan)	2	Dec-25	JPY	(1)	(303)		— @
SFE 10 yr. Australian Bond Index (Australia)	54	Dec-25	AUD	(5,400)	(4,050)		12
U.S. Treasury 10 yr. Note (United States)	11	Dec-25		$(1,100)	(1,237)		3
							$(13)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2025

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at September 30, 2025:

Swap Counterparty	Index	Pay/Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	MSCI Japan Net Total Return USD Index	Pay	SOFR + 0.36%	Quarterly	2/10/26	$15,956	$977	$—	$977
Goldman Sachs International	MSCI Emerging Markets Net Total Return Index	Pay	SOFR + 0.38%	Quarterly	1/28/26	35,074	1,968	—	1,968
UBS AG	MSCI USA Index	Pay	SOFR + 0.00%	Maturity	10/23/25	16,315	(41)	—	(41)
							$2,904	$—	$2,904
@  Value/Notional amount is less than $500.

KFE  Korean Futures Exchange.

MSCI  Morgan Stanley Capital International.

SFE  Sydney Futures Exchange.

SOFR  Secured Overnight Financing Rate.

TSE  Tokyo Stock Exchange.

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

CLP  —  Chilean Peso

CNH  —  Chinese Yuan Renminbi Offshore

CNY  —  Chinese Yuan Renminbi

COP  —  Colombian Peso

CZK  —  Czech Koruna

DKK  —  Danish Krone

EUR  —  Euro

GBP  —  British Pound

HKD  —  Hong Kong Dollar

HUF  —  Hungarian Forint

IDR  —  Indonesian Rupiah

ILS  —  Israeli Shekel

INR  —  Indian Rupee

JPY  —  Japanese Yen

KRW  —  South Korean Won

MXN  —  Mexican Peso

MYR  —  Malaysian Ringgit

NOK  —  Norwegian Krone

NZD  —  New Zealand Dollar

PEN  —  Peruvian Nuevo Sol

PLN  —  Polish Zloty

RON  —  Romanian New Leu

SEK  —  Swedish Krona

SGD  —  Singapore Dollar

THB  —  Thai Baht

TRY  —  Turkish Lira

TWD  —  Taiwan Dollar

ZAR  —  South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Common Stocks	47.7%
Sovereign	19.8
Short-Term Investments	11.6
Other*	7.6
Corporate Bonds	7.0
U.S. Treasury Securities	6.3
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include open futures contracts with a value of approximately $27,425,000 and net unrealized depreciation of approximately $13,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $156,000. Also does not include open swap agreements with net unrealized appreciation of approximately $2,904,000.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2025

Portfolio of Investments

High Yield Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (96.6%)
Corporate Bonds (93.2%)
Basic Materials (3.9%)
Cerdia Finanz GmbH
9.38%, 10/3/31 (a)	$635	$674
Compass Minerals International, Inc.
6.75%, 12/1/27 (a)	61	61
8.00%, 7/1/30 (a)	322	337
Eldorado Gold Corp.
6.25%, 9/1/29 (a)	445	447
HB Fuller Co.
4.25%, 10/15/28	260	253
JW Aluminum Continuous Cast Co.
10.25%, 4/1/30 (a)	407	426
Nufarm Australia Ltd./Nufarm Americas, Inc.
5.00%, 1/27/30 (a)	119	108
		2,306
Communications (6.0%)
Arches Buyer, Inc.
6.13%, 12/1/28 (a)	305	299
Cars.com, Inc.
6.38%, 11/1/28 (a)	305	304
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 2/1/31 (a)	560	516
Ciena Corp.
4.00%, 1/31/30 (a)	190	182
CSC Holdings LLC
5.38%, 2/1/28 (a)	200	176
11.25%, 5/15/28 (a)	200	185
Level 3 Financing, Inc.
7.00%, 3/31/34 (a)	122	124
Midcontinent Communications
8.00%, 8/15/32 (a)	250	258
Sable International Finance Ltd.
7.13%, 10/15/32 (a)	200	203
Sinclair Television Group, Inc.
4.38%, 12/31/32 (a)	18	13
8.13%, 2/15/33 (a)	294	302
Viavi Solutions, Inc.
3.75%, 10/1/29 (a)	505	478
Ziff Davis, Inc.
4.63%, 10/15/30 (a)	580	547
		3,587
Consumer, Cyclical (25.1%)
Allwyn Entertainment Financing U.K. PLC
7.88%, 4/30/29 (a)	219	227
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 4/1/30 (a)	344	326
Beach Acquisition Bidco LLC
10.00% Cash or 10.75% PIK, 10.00%, 7/15/33 (a)(b)	760	822
	Face Amount (000)	Value (000)
Century Communities, Inc.
6.63%, 9/15/33 (a)	$250	$252
Champ Acquisition Corp.
8.38%, 12/1/31 (a)	310	330
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 2/15/30 (a)	90	93
Cougar JV Subsidiary LLC
8.00%, 5/15/32 (a)	280	298
Dealer Tire LLC/DT Issuer LLC
8.00%, 2/1/28 (a)	563	557
Dream Finders Homes, Inc.
6.88%, 9/15/30 (a)	135	136
8.25%, 8/15/28 (a)	205	213
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 4/1/29 (a)	715	666
Ford Motor Credit Co. LLC
7.12%, 11/7/33	200	214
Genting New York LLC/GENNY Capital, Inc.
7.25%, 10/1/29 (a)	600	620
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 1/15/29 (a)	200	196
Great Canadian Gaming Corp./Raptor LLC
8.75%, 11/15/29 (a)	348	344
JB Poindexter & Co., Inc.
8.75%, 12/15/31 (a)	600	629
K Hovnanian Enterprises, Inc.
8.00%, 4/1/31 (a)	75	77
8.38%, 10/1/33 (a)	75	77
LBM Acquisition LLC
6.25%, 1/15/29 (a)	80	74
9.50%, 6/15/31 (a)	105	111
LGI Homes, Inc.
4.00%, 7/15/29 (a)	145	133
7.00%, 11/15/32 (a)	135	132
Macy's Retail Holdings LLC
4.50%, 12/15/34	480	421
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 5/1/29 (a)	535	521
New Flyer Holdings, Inc.
9.25%, 7/1/30 (a)	355	380
New Home Co., Inc.
8.50%, 11/1/30 (a)	135	140
9.25%, 10/1/29 (a)	655	689
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.
8.00%, 8/1/30 (a)	195	194
Patrick Industries, Inc.
4.75%, 5/1/29 (a)	425	417
6.38%, 11/1/32 (a)	125	127
PetSmart LLC/PetSmart Finance Corp.
7.50%, 9/15/32 (a)	250	251
Real Hero Merger Sub 2, Inc.
6.25%, 2/1/29 (a)	680	463

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2025

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Consumer, Cyclical (cont'd)
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp.
6.25%, 10/15/30 (a)(c)	$140	$141
Specialty Building Products Holdings LLC/ SBP Finance Corp.
7.75%, 10/15/29 (a)	420	427
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.88%, 11/1/27 (a)	515	509
Starz Capital Holdings 1, Inc.
6.00%, 4/15/30 (a)	280	267
STL Holding Co. LLC
8.75%, 2/15/29 (a)	455	479
Superior Plus LP/Superior General Partner, Inc.
4.50%, 3/15/29 (a)	460	444
Thor Industries, Inc.
4.00%, 10/15/29 (a)	555	527
Under Armour, Inc.
7.25%, 7/15/30 (a)	319	319
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.38%, 2/1/30 (a)	270	263
9.50%, 6/1/28 (a)	470	490
Voyager Parent LLC
9.25%, 7/1/32 (a)	521	551
White Cap Buyer LLC
6.88%, 10/15/28 (a)	415	414
		14,961
Consumer, Non-Cyclical (13.6%)
Adtalem Global Education, Inc.
5.50%, 3/1/28 (a)	330	329
AHP Health Partners, Inc.
5.75%, 7/15/29 (a)	532	524
AMN Healthcare, Inc.
4.00%, 4/15/29 (a)	300	283
Amneal Pharmaceuticals LLC
6.88%, 8/1/32 (a)	190	197
Champions Financing, Inc.
8.75%, 2/15/29 (a)	61	59
Chobani Holdco II LLC
8.75% Cash or 9.50% PIK, 8.75%, 10/1/29 (a)(b)	503	535
Esc Cb National Cineme
0.00%, 8/15/26 (d)(e)(f)	600	—
Fiesta Purchaser, Inc.
9.63%, 9/15/32 (a)	220	238
Fortrea Holdings, Inc.
7.50%, 7/1/30 (a)	134	127
Global Medical Response, Inc.
7.38%, 10/1/32 (a)	148	152
HealthEquity, Inc.
4.50%, 10/1/29 (a)	200	194
	Face Amount (000)	Value (000)
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50%, 4/30/28 (a)	$119	$126
Ingles Markets, Inc.
4.00%, 6/15/31 (a)	465	437
LifePoint Health, Inc.
5.38%, 1/15/29 (a)	288	275
10.00%, 6/1/32 (a)	200	210
Molina Healthcare, Inc.
3.88%, 11/15/30 - 5/15/32 (a)	216	196
NESCO Holdings II, Inc.
5.50%, 4/15/29 (a)	660	647
Option Care Health, Inc.
4.38%, 10/31/29 (a)	360	347
P&L Development LLC/PLD Finance Corp.
9.00% Cash, 3.50% PIK, 12.50%, 5/15/29 (a)(b)	479	496
Signal Parent, Inc.
6.13%, 4/1/29 (a)	350	122
Spectrum Brands, Inc.
3.88%, 3/15/31 (a)	205	166
Surgery Center Holdings, Inc.
7.25%, 4/15/32 (a)	405	417
TriNet Group, Inc.
3.50%, 3/1/29 (a)	535	501
U.S. Acute Care Solutions LLC
9.75%, 5/15/29 (a)	495	507
Varex Imaging Corp.
7.88%, 10/15/27 (a)	218	223
Viking Baked Goods Acquisition Corp.
8.63%, 11/1/31 (a)	57	57
VM Consolidated, Inc.
5.50%, 4/15/29 (a)	340	340
VT Topco, Inc.
8.50%, 8/15/30 (a)	370	377
		8,082
Energy (8.0%)
CNX Midstream Partners LP
4.75%, 4/15/30 (a)	415	398
Global Partners LP/GLP Finance Corp.
6.88%, 1/15/29	355	358
7.13%, 7/1/33 (a)	79	81
8.25%, 1/15/32 (a)	245	259
Kodiak Gas Services LLC
7.25%, 2/15/29 (a)	235	244
Kraken Oil & Gas Partners LLC
7.63%, 8/15/29 (a)	450	447
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.88%, 12/1/32 (a)	330	339
Martin Midstream Partners LP/Martin Midstream Finance Corp.
11.50%, 2/15/28 (a)	300	319

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2025

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Energy (cont'd)
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 2/15/29 (a)	$130	$133
8.38%, 2/15/32 (a)	39	40
Prairie Acquiror LP
9.00%, 8/1/29 (a)	190	198
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 12/31/30 (a)	450	445
Vermilion Energy, Inc.
6.88%, 5/1/30 (a)	430	420
Vital Energy, Inc.
7.88%, 4/15/32 (a)	250	243
XPLR Infrastructure LP
0.00%, 11/15/25 (a)	810	806
		4,730
Finance (10.5%)
AmWINS Group, Inc.
4.88%, 6/30/29 (a)	185	180
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc.
7.50%, 7/15/33 (a)	820	844
Azorra Finance Ltd.
7.25%, 1/15/31 (a)	136	142
7.75%, 4/15/30 (a)	495	522
CrossCountry Intermediate HoldCo LLC
6.50%, 10/1/30 (a)	320	322
Focus Financial Partners LLC
6.75%, 9/15/31 (a)	375	384
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.75%, 12/15/27 (a)	425	413
Greystar Real Estate Partners LLC
7.75%, 9/1/30 (a)	115	122
Hightower Holding LLC
6.75%, 4/15/29 (a)	255	252
9.13%, 1/31/30 (a)	210	224
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 5/15/27	165	162
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 8/15/28 (a)	560	541
Jefferson Capital Holdings LLC
6.00%, 8/15/26 (a)	239	239
Pebblebrook Hotel Trust
1.75%, 12/15/26	175	173
Phoenix Aviation Capital Ltd.
9.25%, 7/15/30 (a)	596	635
TrueNoord Capital DAC
8.75%, 3/1/30 (a)	130	138
Walker & Dunlop, Inc.
6.63%, 4/1/33 (a)	440	450
XHR LP
4.88%, 6/1/29 (a)	510	500
		6,243
	Face Amount (000)	Value (000)
Industrials (18.0%)
AAR Escrow Issuer LLC
6.75%, 3/15/29 (a)	$408	$420
AmeriTex HoldCo Intermediate LLC
7.63%, 8/15/33 (a)	635	661
Artera Services LLC
8.50%, 2/15/31 (a)	385	340
Atkore, Inc.
4.25%, 6/1/31 (a)	385	359
Brundage-Bone Concrete Pumping Holdings, Inc.
7.50%, 2/1/32 (a)	383	387
Calderys Financing LLC
11.25%, 6/1/28 (a)	400	425
Carriage Purchaser, Inc.
7.88%, 10/15/29 (a)	530	496
CP Atlas Buyer, Inc.
9.75%, 7/15/30 (a)	305	320
Dycom Industries, Inc.
4.50%, 4/15/29 (a)	450	440
Enpro, Inc.
6.13%, 6/1/33 (a)	470	481
Enviri Corp.
5.75%, 7/31/27 (a)	846	840
Goat Holdco LLC
6.75%, 2/1/32 (a)	300	308
Great Lakes Dredge & Dock Corp.
5.25%, 6/1/29 (a)	675	655
Masterbrand, Inc.
7.00%, 7/15/32 (a)	300	310
Mueller Water Products, Inc.
4.00%, 6/15/29 (a)	230	222
New Enterprise Stone & Lime Co., Inc.
5.25%, 7/15/28 (a)	407	404
Reworld Holding Corp.
4.88%, 12/1/29 (a)	270	254
Seaspan Corp.
5.50%, 8/1/29 (a)	450	434
Stonepeak Nile Parent LLC
7.25%, 3/15/32 (a)	480	506
TMS International Corp.
6.25%, 4/15/29 (a)	315	306
Toucan FinCo Ltd./Toucan FinCo Can, Inc./ Toucan FinCo U.S. LLC
9.50%, 5/15/30 (a)	600	588
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (a)	205	219
TriMas Corp.
4.13%, 4/15/29 (a)	310	301
TTM Technologies, Inc.
4.00%, 3/1/29 (a)	215	207
Waste Pro USA, Inc.
7.00%, 2/1/33 (a)	470	488
Watco Cos. LLC/Watco Finance Corp.
7.13%, 8/1/32 (a)	325	337
		10,708

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2025

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Technology (4.3%)
AthenaHealth Group, Inc.
6.50%, 2/15/30 (a)	$450	$447
Cloud Software Group, Inc.
9.00%, 9/30/29 (a)	375	389
Dye & Durham Ltd.
8.63%, 4/15/29 (a)	566	560
Playtika Holding Corp.
4.25%, 3/15/29 (a)	390	359
Rocket Software, Inc.
6.50%, 2/15/29 (a)	297	290
Science Applications International Corp.
4.88%, 4/1/28 (a)	410	406
5.88%, 11/1/33 (a)	120	120
		2,571
Utilities (3.8%)
Alpha Generation LLC
6.75%, 10/15/32 (a)	320	330
Atlantica Sustainable Infrastructure Ltd.
4.13%, 6/15/28 (a)	444	435
Leeward Renewable Energy Operations LLC
4.25%, 7/1/29 (a)	791	748
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 8/15/28 (a)	550	536
TransAlta Corp.
6.50%, 3/15/40	195	195
		2,244
		55,432
Senior Loan Interests (3.4%)
Consumer, Cyclical (2.0%)
Foundation Building Materials Holding Co. LLC 2021 Term Loan
3 Month SOFR + 3.25%, 7.82%, 1/31/28 (g)	199	200
LBM Acquisition LLC 2024 Incremental Term Loan B
1 Month SOFR + 3.75%, 7.99%, 6/6/31 (g)	99	97
Peloton Interactive, Inc. 2024 Term Loan B
1 Month SOFR + 5.50%, 9.66%, 5/30/29 (g)	454	461
Petco Health & Wellness Co., Inc. 2021 Term Loan B
3 Month SOFR + 3.25%, 7.51%, 3/3/28 (g)	475	464
		1,222
Consumer, Non-Cyclical (0.2%)
LifePoint Health, Inc. 2024 1st Lien Term Loan B
3 Month SOFR + 3.75%, 8.07%, 5/19/31 (g)	97	97
	Face Amount (000)	Value (000)
Industrials (1.0%)
IRIS Holdings, Inc. Term Loan
3 Month SOFR + 4.75%, 9.16%, 6/28/28 (g)	$591	$575
Technology (0.2%)
Athenahealth Group, Inc. 2022 Term Loan B
1 Month SOFR + 2.75%, 6.91%, 2/15/29 (g)	150	149
		2,043
Total Fixed Income Securities (Cost $56,061)		57,475
	Shares
Common Stocks (0.1%)
Automobile Components (0.0%)
Exide Technologies LLC (f)(h)	592	—
Diversified REITs (0.0%)‡
American Gilsonite Co. (h)	500	7
Machinery (0.0%)‡
Iracore Investment Holdings, Inc., Class A (f)(h)	470	15
Semiconductors & Semiconductor Equipment (0.1%)
UC Holdings, Inc. (h)	2,826	34
Total Common Stocks (Cost $150)		56
Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.04% (See Note G) (Cost $767)	766,896	767
Total Investments (98.0%) (Cost $56,978) (i)		58,298
Other Assets in Excess of Liabilities (2.0%)		1,207
Net Assets (100.0%)		$59,505

‡  Amount is less than 0.05%.

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  Income may be paid in additional securities and/or cash at the discretion of the issuer.

(c)  When-issued security.

(d)  Issuer in bankruptcy.

(e)  Non-income producing security; bond in default.

(f)  Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.

(g)  Floating or variable rate securities: The rates disclosed are as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(h)  Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2025

Portfolio of Investments (cont'd)

High Yield Portfolio

(i)  At September 30, 2025, the aggregate cost for federal income tax purposes is approximately $57,091,000. The aggregate gross unrealized appreciation is approximately $2,833,000 and the aggregate gross unrealized depreciation is approximately $629,000, resulting in net unrealized appreciation of approximately $2,204,000.

DAC  Designated Activity Company.

PIK  Payment-in-Kind.

REIT  Real Estate Investment Trust.

SOFR  Secured Overnight Financing Rate.

Portfolio Composition

Classification	Percentage of Total Investments
Consumer, Cyclical	27.8%
Industrials	19.4
Consumer, Non-Cyclical	14.1
Other*	13.8
Finance	10.7
Energy	8.1
Communications	6.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2025

Portfolio of Investments

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (6.5%)
International Banks (6.5%)
Banco Bilbao Vizcaya Argentaria SA
4.40%, 3/2/26	$60,000	$60,071
Banco Santander SA
4.44%, 7/10/26	80,000	80,254
Credit Industriel ET Commercial SA
4.70%, 11/26/25	115,000	114,253
Deutsche Bank AG,
4.40%, 8/7/26	222,000	222,519
4.69%, 12/1/25	75,000	75,045
National Bank of Kuwait,
4.19%, 9/15/26	80,000	79,986
4.21%, 10/1/26 (a)	55,000	55,000
4.55%, 4/1/26	20,250	20,276
4.79%, 12/5/25	100,000	100,076
4.85%, 12/24/25	50,000	50,051
Qatar National Bank,
4.62%, 1/13/26	90,000	88,905
4.66%, 10/28/25	40,000	39,869
Total Certificates of Deposit (Cost $985,141)		986,305
Commercial Paper (b) (25.3%)
Asset-Backed Diversified Financial Services (1.0%)
Bay Square Funding LLC,
4.18%, 2/2/26	50,000	49,295
4.31%, 1/5/26 (c)	80,000	79,126
Podium Funding Trust
4.15%, 5/7/26	20,000	19,522
		147,943
Automobiles (2.3%)
General Motors Financial Co. Inc.,
4.41%, 2/26/26	25,000	24,561
4.48%, 2/6/26 (c)	1,000	985
4.64%, 5/20/26 - 6/9/26 (c)	97,500	94,740
4.65%, 2/11/26 - 6/10/26	21,500	20,964
Toyota Credit de Puerto Rico Corp.,
4.30%, 4/30/26	50,000	48,824
4.32%, 5/1/26	5,000	4,882
4.46%, 4/7/26	10,000	9,789
4.47%, 11/28/25	10,000	9,933
VW Credit, Inc.,
4.25%, 9/3/26 - 9/24/26 (c)	85,250	81,912
4.44%, 6/23/26 (a)(c)	53,000	51,419
		348,009
Basic Materials (0.9%)
EI Du Pont De Nemours & Co.
4.60%, 12/5/25 (c)	10,000	9,923
Glencore Funding LLC,
4.61%, 12/19/25	25,000	24,763
4.65%, 10/31/25	100,000	99,626
		134,312
	Face Amount (000)	Value (000)
Computer Technology (0.0%)‡
Oracle Corp.
4.29%, 1/15/26	$6,508	$6,428
Consumer, Cyclical (0.1%)
Alimentation Couche-Tard, Inc.
4.33%, 10/7/25	9,000	8,992
Consumer, Non-Cyclical (1.6%)
Unilever Finance Netherlands BV,
0.00%, 10/15/25	40,000	39,932
4.30%, 11/10/25	60,000	59,721
4.42%, 10/23/25	150,000	149,608
		249,261
Diversified Financial Services (1.3%)
Brookfield Corporate Treasury Ltd.
4.40%, 12/22/25	59,000	58,392
Brookfield Infrastructure Holdings Canada, Inc.
4.91%, 12/3/25 - 12/4/25	142,000	140,874
		199,266
Domestic Banks (4.4%)
HSBC USA, Inc.,
4.08%, 9/14/26 (c)	42,500	40,893
4.12%, 9/9/26	50,000	48,135
4.50%, 1/2/26 - 7/6/26	150,000	146,547
4.54%, 6/3/26	40,000	38,911
4.57%, 5/14/26	35,000	34,120
4.58%, 7/30/26	35,000	33,840
4.71%, 1/15/26	130,000	128,407
4.79%, 1/27/26	25,000	24,660
4.82%, 12/12/25	100,000	99,155
4.88%, 12/5/25 (c)	69,000	68,471
		663,139
Finance (2.8%)
Barclays Capital, Inc.,
4.47%, 7/31/26	55,000	53,161
4.67%, 1/30/26	100,000	98,618
4.74%, 10/28/25	100,000	99,675
4.80%, 11/5/25	97,500	97,093
4.85%, 11/20/25	70,000	69,587
		418,134
Health Care Services (0.1%)
Catholic Health Initiatives
4.50%, 10/24/25	21,135	21,070
Industrials (0.1%)
Parker Hannifin Corp.
4.50%, 11/17/25 (c)	20,000	19,886
Parker-hannifin Corp.
4.65%, 10/21/25	2,000	1,995
		21,881
Insurance (0.2%)
Pricoa Short Term Funding LLC
4.55%, 10/21/25	27,500	27,434

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2025

Portfolio of Investments (cont'd)

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
International Banks (10.5%)
Bank of New Zealand
4.34%, 11/14/25 (c)	$25,000	$24,872
Barclays Bank PLC,
4.06%, 9/25/26	50,000	48,073
4.07%, 9/24/26	100,000	96,155
Danske Bank AS
4.60%, 1/13/26	100,000	98,826
First Abu Dhabi Bank PJSC
4.54%, 10/21/25	140,000	139,664
Macquarie Bank Ltd.
0.00%, 1/13/26	75,000	74,126
Macquarie Group Ltd.,
4.27%, 1/15/26	18,000	17,786
4.37%, 1/5/26	150,000	148,382
4.44%, 12/11/25	25,000	24,798
4.56%, 11/12/25	25,000	24,878
4.57%, 10/10/25 - 11/7/25	85,000	84,753
National Bank of Kuwait,
4.43%, 5/5/26	43,000	41,978
4.44%, 5/1/26 (c)	405,000	395,542
Norddeutsche Landesbank,
4.29%, 7/2/26	100,000	97,016
4.44%, 7/31/26	140,000	135,403
Norddeutsche Landesbank Girozentra
4.54%, 5/28/26 (c)	145,000	141,191
		1,593,443
Total Commercial Paper (Cost $3,835,279)		3,839,312
Corporate Bonds (15.1%)
Automobiles (2.3%)
American Honda Finance Corp.
4.95%, 1/9/26	58,675	58,792
BMW U.S. Capital LLC,
2.80%, 4/11/26 (c)	8,000	7,949
4.65%, 8/13/26 (c)	5,000	5,028
General Motors Financial Co. Inc.,
1.50%, 6/10/26	3,973	3,899
5.25%, 3/1/26	3,206	3,211
Hyundai Capital America,
1.30%, 1/8/26 (c)	35,887	35,598
1.50%, 6/15/26 (c)	54,471	53,441
1.65%, 9/17/26 (c)	5,000	4,879
1.80%, 10/15/25 (c)	13,837	13,823
5.45%, 6/24/26 (c)	8,425	8,495
5.50%, 3/30/26 (c)	90,716	91,187
5.65%, 6/26/26 (c)	28,976	29,252
5.95%, 9/21/26 (c)	6,235	6,335
6.25%, 11/3/25 (c)	7,800	7,812
Hyundai Capital Services, Inc.
1.25%, 2/8/26 (c)	1,100	1,088
Volkswagen Group of America Finance LLC,
4.90%, 8/14/26 (c)	1,000	1,005
5.70%, 9/12/26 (c)	14,000	14,185
		345,979
	Face Amount (000)	Value (000)
Automobiles Manufacturing (0.1%)
Daimler Truck Finance North America LLC
5.15%, 1/16/26 (c)	$9,325	$9,344
Mercedes-Benz Finance North America LLC,
1.45%, 3/2/26 (c)	5,438	5,380
5.20%, 8/3/26 (c)	8,598	8,680
		23,404
Communications (0.2%)
T-Mobile USA, Inc.,
1.50%, 2/15/26	26,060	25,793
2.25%, 2/15/26	6,719	6,667
		32,460
Computer Technology (0.2%)
Fidelity National Information Services, Inc.
1.15%, 3/1/26	701	692
Hewlett Packard Enterprise Co.
4.45%, 9/25/26	18,519	18,596
Oracle Corp.,
1.65%, 3/25/26 (a)	9,169	9,062
5.80%, 11/10/25	1,000	1,002
		29,352
Consumer, Non-Cyclical (0.0%)‡
Diageo Capital PLC
5.38%, 10/5/26	3,000	3,040
Energy Transfer LP
4.75%, 1/15/26	5,290	5,292
		8,332
Domestic Banks (0.2%)
JPMorgan Chase & Co.
3.30%, 4/1/26	6,246	6,224
Wells Fargo & Co.
3.00%, 10/23/26	21,078	20,868
		27,092
Finance (1.5%)
Citigroup, Inc.,
3.20%, 10/21/26	56,913	56,454
3.40%, 5/1/26	165,278	164,651
		221,105
Health Care Services (0.3%)
CommonSpirit Health
1.55%, 10/1/25	43,778	43,778
Insurance (1.4%)
Athene Global Funding,
1.45%, 1/8/26 (c)	850	843
1.61%, 6/29/26 (c)	20,097	19,727
4.86%, 8/27/26 (c)	51,342	51,690
5.62%, 5/8/26 (c)	83,047	83,769
5.68%, 2/23/26 (c)	39,818	40,004
Equitable Financial Life Global Funding,
1.30%, 7/12/26 (c)	9,401	9,204
4.67%, 1/9/26 (c)	1,012	1,003
Prudential Financial, Inc.
1.50%, 3/10/26	4,000	3,954
		210,194

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2025

Portfolio of Investments (cont'd)

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
International Banks (8.9%)
Bank of Nova Scotia,
1.05%, 3/2/26	$2,805	$2,769
4.75%, 2/2/26	17,257	17,292
Banque Federative du Credit Mutuel SA
4.94%, 1/26/26 (c)	65,068	65,194
BPCE SA
4.71%, 1/20/26 (c)	30,193	29,892
Canadian Imperial Bank of Commerce
5.93%, 10/2/26	16,149	16,458
HSBC Holdings PLC
4.30%, 3/8/26	17,000	17,009
Mizuho Financial Group, Inc.
2.84%, 9/13/26 (a)	31,224	30,891
Nationwide Building Society
1.50%, 10/13/26 (c)	3,000	2,924
NatWest Group PLC
4.80%, 4/5/26	57,754	57,937
QNB Finance Ltd.
1.38%, 1/26/26	12,700	12,579
Royal Bank of Canada MTN
0.88%, 1/20/26	20,000	19,793
Sumitomo Mitsui Financial Group, Inc.,
0.95%, 1/12/26	21,260	21,073
1.40%, 9/17/26 (a)	172,103	167,974
2.63%, 7/14/26	142,005	140,480
3.01%, 10/19/26 (a)	29,909	29,613
3.78%, 3/9/26	7,322	7,313
5.46%, 1/13/26	52,659	52,850
Sumitomo Mitsui Trust Bank Ltd.,
1.35%, 9/16/26 (c)	5,000	4,875
5.65%, 3/9/26 (c)	15,817	15,920
Toronto-Dominion Bank,
1.20%, 6/3/26	6,000	5,890
5.53%, 7/17/26	160,124	161,933
0.75%, 1/6/26	15,663	15,521
UBS AG London
1.25%, 6/1/26	11,875	11,660
UBS Group AG,
4.13%, 4/15/26 (c)	213,426	213,458
4.55%, 4/17/26	228,672	229,309
		1,350,607
Total Corporate Bonds (Cost $2,288,833)		2,292,303
Floating Rate Notes (d) (31.6%)
Asset-Backed Diversified Financial Services (4.7%)
Bay Square Funding LLC,
SOFR + 0.23%, 4.36%, 12/15/25 (c)	125,000	125,020
Chariot Funding LLC,
SOFR + 0.22%, 4.38%, 2/12/26 - 2/17/26 (c)	260,000	260,006
Paradelle Funding LLC,
SOFR + 0.40%, 4.53%, 12/22/25 (c)	150,000	150,086
Park Avenue Collateralized Notes,
SOFR + 0.22%, 4.35%, 2/23/26 (c)	30,000	30,001
	Face Amount (000)	Value (000)
Podium Funding Trust,
SOFR + 0.13%, 4.26%, 12/10/25	$150,000	$149,999
		715,112
Automobiles (2.3%)
American Honda Finance Corp.,
SOFR + 0.60%, 4.77%, 10/6/26	156,000	156,274
SOFR + 0.65%, 4.88%, 7/15/26	195,000	195,285
		351,559
Diversified Financial Services (2.9%)
CDP Financial, Inc.,
SOFR + 0.30%, 4.46%, 5/27/26 (c)	20,000	20,009
Mizuho Markets Cayman LP, MTN
SOFR + 0.53%, 4.63%, 1/9/26 (c)	141,000	141,081
SOFR + 0.60%, 4.71%, 11/28/25	125,000	125,054
SOFR + 0.60%, 4.79%, 10/6/25 (c)	150,000	150,007
		436,151
Domestic Bank (0.3%)
Bank of America Securities, Inc.,
4.55%, 12/2/25	50,000	50,023
Finance (0.6%)
Citigroup Global Markets, Inc.,
SOFR + 0.39%, 4.55%, 11/24/25 (c)	85,000	85,038
Insurance (6.0%)
Athene Global Funding,
1 day USD SOFR Index + 0.67%, 4.86%, 2/6/26 (c)	277,000	277,147
SOFR + 0.68%, 4.87%, 8/10/26 (c)	209,000	209,331
1 day USD SOFR Index + 0.85%, 5.05%, 5/8/26 (c)	35,263	35,365
Equitable Financial Life Global Funding,
SOFR + 0.47%, 4.68%, 2/4/26 (c)	249,500	249,809
New York Life Global Funding,
SOFR + 0.35%, 4.55%, 7/31/26 (c)	144,000	144,074
		915,726
International Banks (14.8%)
ASB Bank Ltd.,
SOFR + 0.17%, 4.33%, 1/29/26 (c)	100,000	99,997
SOFR + 0.30%, 4.46%, 3/10/26 (c)	5,000	5,002
Banco Santander SA,
SOFR + 0.37%, 4.53%, 5/22/26	236,000	236,165
Bayerische Landesbank,
SOFR + 0.39%, 4.55%, 1/28/26	128,000	128,126
SOFR + 0.41%, 4.57%, 2/5/26 - 2/6/26	250,000	250,233
SOFR + 0.53%, 4.69%, 4/29/26 - 5/5/26	144,000	144,266
Deutsche Bank AG,
SOFR + 0.41%, 4.60%, 2/13/26	100,000	100,082
SOFR + 0.41%, 4.62%, 1/7/26	150,000	150,092
Macquarie Bank Ltd.,
SOFR + 0.23%, 4.39%, 1/22/26 (c)	90,000	90,024
SOFR + 0.40%, 4.56%, 12/11/25 (c)	110,000	110,064
SOFR + 0.43%, 4.59%, 1/13/26 (c)	150,000	150,133

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2025

Portfolio of Investments (cont'd)

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
International Banks (cont'd)
Mizuho Bank Ltd.,
SOFR + 0.35%, 4.51%, 1/30/26	$50,000	$50,035
National Bank of Canada,
SOFR + 0.30%, 4.43%, 5/8/26 - 5/14/26 (c)	305,000	305,030
SOFR + 0.35%, 4.48%, 6/4/26 (c)	135,000	135,028
SOFR + 0.36%, 4.49%, 5/13/26 - 5/15/26 (c)	300,000	300,055
		2,254,332
Total Floating Rate Notes (Cost $4,804,832)		4,807,941
Repurchase Agreements (19.8%)
Bank of America Securities, Inc., (4.81% (d), dated 6/30/25, due 12/29/25; proceeds $230,474; fully collateralized by various Common Stocks and Preferred Stocks; valued at $236,250) (Demand 10/1/25) (e)	225,000	225,000
Bank of Nova Scotia, (4.21%, dated 9/30/25, due 10/1/25; proceeds $132,015; fully collateralized by various Common Stocks; valued at $138,600) (e)	132,000	132,000
Bank of Nova Scotia, (4.20%, dated 9/30/25, due 10/1/25; proceeds $443,052; fully collateralized by various Corporate Bonds, 2.30% - 8.25% due 3/15/26 - 9/26/55; valued at $465,150) (e)	443,000	443,000
BNP Paribas Prime Brokerage, Inc., (4.23%, dated 9/26/25, due 10/3/25; proceeds $100,082; fully collateralized by various Common Stocks and Preferred Stocks; valued at $105,086) (e)	100,000	100,000
BNP Paribas Prime Brokerage, Inc., (4.21%, dated 9/30/25, due 10/1/25; proceeds $72,008; fully collateralized by various Common Stocks and Preferred Stocks; valued at $75,609) (e)	72,000	72,000
BNP Paribas SA, (4.30% (d), dated 6/29/22, due 10/7/25; proceeds $262,857; fully collateralized by various Corporate Bonds, 3.50% - 10.25% due 7/1/26 - 10/1/33; valued at $243,800) (Demand 10/1/25) (e)	230,000	230,000
BNP Paribas SA, (4.29%, dated 9/30/25, due 10/1/25; proceeds $13,002; fully collateralized by various Corporate Bonds, 4.00% - 7.13% due 6/15/28 - 12/31/79; valued at $13,780)	13,000	13,000
Credit Agricole Corporate and Investment Bank, (4.25% (d), dated 8/14/25, due 10/7/25; proceeds $201,275; fully collateralized by various Corporate Bonds, 1.64% - 8.75% due 10/10/25 - 9/15/55 and U.S. Government obligations, 1.25% - 3.88% due 12/31/26 - 1/15/34; valued at $209,995) (Demand 10/1/25) (e)	200,000	200,000
JP Morgan Securities LLC, (4.34% (d), dated 11/17/21, due 10/7/25; proceeds $81,983; fully collateralized by various Common Stocks and Preferred Stocks; valued at $73,765) (Demand 10/1/25) (e)	70,000	70,000
	Face Amount (000)	Value (000)
JP Morgan Securities LLC, (4.35% (d), dated 9/26/25, due 10/7/25; proceeds $125,166; fully collateralized by various Common Stocks, Preferred Stocks and a Convertible Bond, 1.38% due 12/1/30; valued at $131,939) (Demand 10/1/25) (e)	$125,000	$125,000
JP Morgan Securities LLC, (4.34% (d), dated 9/17/25, due 10/7/25; proceeds $300,723; fully collateralized by various Corporate Bonds, 4.13% - 11.75% due 3/15/26 - 6/4/81; valued at $318,528) (Demand 10/1/25)	300,000	300,000
Mizuho Securities USA LLC, (4.36%, dated 9/17/25, due 12/17/25; proceeds $75,827; fully collateralized by various U.S. Government obligations, 2.25% - 4.88% due 2/15/27 - 10/31/30; valued at $76,500)	75,000	75,000
MUFG Securities Americas, Inc., (4.74% (d), dated 12/13/24, due 12/12/25; proceeds $78,595; fully collateralized by various Common Stocks; valued at $79,773) (Demand 10/1/25) (e)	75,000	75,000
MUFG Securities Americas, Inc., (4.15%, dated 9/30/25, due 10/1/25; proceeds $100,012; fully collateralized by various Common Stocks; valued at $105,012) (e)	100,000	100,000
Pershing LLC, (4.41%, dated 9/30/25, due 10/1/25; proceeds $25,003; fully collateralized by various Corporate Bonds, 3.85% - 12.25% due 11/24/25 - 12/31/79; valued at $26,452) (e)	25,000	25,000
RBC Capital Markets LLC, (4.19%, dated 9/30/25, due 10/7/25; proceeds $450,367; fully collateralized by various Corporate Bonds, 1.99% - 6.55% due 7/18/28 - 1/15/87; valued at $472,501)	450,000	450,000
Societe Generale SA, (4.24%, dated 9/30/25, due 10/1/25; proceeds $79,009; fully collateralized by various Corporate Bonds, 0.85% - 13.50% due 11/20/25 - 3/10/55; valued at $83,315) (e)	79,000	79,000
TD Securities USA LLC, (4.16%, dated 9/30/25, due 10/1/25; proceeds $198,023; fully collateralized by various Corporate Bonds, 3.10% - 8.63% due 1/12/28 - 10/27/82; valued at $207,901)	198,000	198,000
Wells Fargo Securities LLC, (4.51% (d), dated 9/17/25, due 8/5/26; proceeds $97,792; fully collateralized by various Corporate Bonds, 1.04% - 7.00% due 2/4/27 - 9/2/54; valued at $98,700) (Demand 10/1/25)	94,000	94,000
Total Repurchase Agreements (Cost $3,006,000)		3,006,000
Sovereign (0.3%)
Sovereign (0.3%)
Saudi Government International Bond
2.90%, 10/22/25 (Cost $41,960)	42,000	42,002
Total Investments (98.6%) (Cost $14,962,045) (f)(g)		14,973,863
Other Assets in Excess of Liabilities (1.4%)		212,011
Net Assets (100.0%)		$15,185,874

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

September 30, 2025

Portfolio of Investments (cont'd)

Ultra-Short Income Portfolio

‡  Amount is less than 0.05%.

(a)  All or a portion of the security is subject to delayed delivery.

(b)  The rates shown are the effective yields at the date of purchase.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  Floating or variable rate securities: The rates disclosed are as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(e)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of September 30, 2025.

(f)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(g)  At September 30, 2025, the aggregate cost for federal income tax purposes is approximately $14,962,045,000. The aggregate gross unrealized appreciation is approximately $11,898,000 and the aggregate gross unrealized depreciation is approximately $79,000, resulting in net unrealized appreciation of approximately $11,819,000.

MTN  Medium Term Note.

PJSC  Public Joint Stock Company.

SOFR  Secured Overnight Financing Rate.

USD  United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Floating Rate Notes	32.1%
Commercial Paper	25.6
Repurchase Agreements	20.1
Corporate Bonds	15.3
Certificates of Deposit	6.6
Other*	0.3
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

September 30, 2025

Statements of Assets and Liabilities

	Corporate Bond Portfolio (000)		Discovery Portfolio (consolidated) (000)	Global Strategist Portfolio (consolidated) (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$125,930		$882,705	$370,457
Investments in Securities of Affiliated Issuers, at Cost	2,864		64,358	66,017
Total Investments in Securities, at Cost	128,794		947,063	436,474
Investments in Securities of Unaffiliated Issuers, at Value(1)	128,861		1,201,842	509,536
Investments in Securities of Affiliated Issuers, at Value	2,864		64,358	66,017
Total Investments in Securities, at Value	131,725		1,266,200	575,553
Foreign Currency, at Value (Cost of $102, $2 and $1,038, respectively)	118		2	1,034
Due from Broker	—		—	67,582
Unrealized Appreciation on Swap Agreements	—		—	2,945
Receivable for Investments Sold	259		—	10,102
Interest Receivable	1,520		—	1,751
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	—		—	3,263
Receivable for Fund Shares Sold	25		2,972	16
Cash	1		—	530
Receivable for Swap Agreements Termination	—		—	676
Receivable for Variation Margin on Futures Contracts	—		—	483
Receivable from Affiliate	8		119	211
Tax Reclaim Receivable	—		—	277
Dividends Receivable	—		—	133
Receivable from Securities Lending Income	—	@	39	—
Other Assets	53		168	69
Total Assets	133,709		1,269,500	664,625
Liabilities:
Payable for Variation Margin on Swap Agreements	—		—	68,176
Collateral on Securities Loaned, at Value	1,292		25,159	—
Payable for Investments Purchased	1,204		3,693	16,743
Unrealized Depreciation on Derivative Contracts — PIPE	—		5,142	—
Due to Broker	—		800	3,570
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	—		—	3,107
Payable for Advisory Fees	4		1,552	619
Payable for Fund Shares Redeemed	87		1,315	79
Payable for Sub Transfer Agency Fees — Class I	23		85	2
Payable for Sub Transfer Agency Fees — Class A	2		61	28
Payable for Sub Transfer Agency Fees — Class L	—	@	1	2
Payable for Sub Transfer Agency Fees — Class C	—	@	3	—
Payable for Custodian Fees	13		27	149
Payable for Professional Fees	53		56	71
Payable for Shareholder Services Fees — Class A	1		102	29
Payable for Distribution and Shareholder Services Fees — Class L	—	@	4	7
Payable for Distribution and Shareholder Services Fees — Class C	1		14	1
Payable for Administration Fees	9		83	37
Payable for Trustees' Fees and Expenses	35		34	34
Unrealized Depreciation on Swap Agreements	—		—	41
Payable for Transfer Agency Fees — Class I	17		3	2
Payable for Transfer Agency Fees — Class A	1		7	3
Payable for Transfer Agency Fees — Class L	1		1	1
Payable for Transfer Agency Fees — Class C	1		1	1
Payable for Transfer Agency Fees — Class R6	—		1	1
Payable for Variation Margin on Futures Contracts	14		—	—
Deferred Capital Gain Country Tax	12		—	1
Other Liabilities	23		153	111
Total Liabilities	2,793		38,297	92,815
Net Assets	$130,916		$1,231,203	$571,810
Net Assets Consist of:
Paid-in-Capital	$155,121		$2,305,153	$408,053
Total Distributable Earnings (Accumulated Loss)	(24,205)		(1,073,950)	163,757
Net Assets	$130,916		$1,231,203	$571,810

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

September 30, 2025

Statements of Assets and Liabilities (cont'd)

	Corporate Bond Portfolio (000)	Discovery Portfolio (consolidated) (000)	Global Strategist Portfolio (consolidated) (000)
CLASS I:
Net Assets	$117,337	$509,063	$19,691
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	10,867,308	18,774,681	966,845
Net Asset Value, Offering and Redemption Price Per Share	$10.80	$27.11	$20.37
CLASS A:
Net Assets	$11,448	$486,165	$142,180
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,058,472	26,562,397	7,112,024
Net Asset Value, Redemption Price Per Share	$10.82	$18.30	$19.99
Maximum Sales Load	3.25%	5.25%	5.25%
Maximum Sales Charge	$0.36	$1.01	$1.11
Maximum Offering Price Per Share	$11.18	$19.31	$21.10
CLASS L:
Net Assets	$823	$6,263	$11,008
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	76,206	460,651	566,240
Net Asset Value, Offering and Redemption Price Per Share	$10.80	$13.60	$19.44
CLASS C:
Net Assets	$1,308	$15,961	$834
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	122,047	973,856	43,669
Net Asset Value, Offering and Redemption Price Per Share	$10.72	$16.39	$19.09
CLASS R6:
Net Assets	$—	$213,751	$398,097
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	—	7,682,239	19,523,161
Net Asset Value, Offering and Redemption Price Per Share	$—	$27.82	$20.39
(1) Including: Securities on Loan, at Value:	$1,262	$23,923	$—

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

September 30, 2025

Statements of Assets and Liabilities (cont'd)

	High Yield Portfolio (000)		Ultra-Short Income Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$56,211		$14,962,045
Investments in Securities of Affiliated Issuers, at Cost	767		—
Total Investments in Securities, at Cost	56,978		14,962,045
Investments in Securities of Unaffiliated Issuers, at Value(1)	57,531		14,973,863
Investments in Securities of Affiliated Issuers, at Value	767		—
Total Investments in Securities, at Value	58,298		14,973,863
Cash	—		1,601
Receivable for Investments Sold	301		242,250
Interest Receivable	1,087		64,658
Receivable for Fund Shares Sold	2		52,771
Due from Adviser	42		—
Receivable from Affiliate	5		—
Other Assets	66		975
Total Assets	59,801		15,336,118
Liabilities:
Payable for Investments Purchased	141		112,196
Payable for Fund Shares Redeemed	53		27,624
Payable for Advisory Fees	—		5,613
Dividends Payable	—		2,412
Payable for Administration Fees	4		958
Payable for Shareholder Services Fees — Institutional Class	—		33
Payable for Shareholder Services Fees — Class A	2		604
Payable for Distribution and Shareholder Services Fees — Class L	—	@	—
Payable for Distribution and Shareholder Services Fees — Class C	2		—
Payable for Custodian Fees	7		152
Payable for Professional Fees	51		45
Payable for Transfer Agency Fees — Class I	2		—
Payable for Transfer Agency Fees — Class A	1		1
Payable for Transfer Agency Fees — Class L	1		—
Payable for Transfer Agency Fees — Class C	1		—
Payable for Transfer Agency Fees — Class R6	1		—
Payable for Transfer Agency Fees — Class IR	1		6
Payable for Transfer Agency Fees — Institutional Class	—		3
Payable for Sub Transfer Agency Fees — Class I	7		—
Payable for Sub Transfer Agency Fees — Class A	2		—
Payable for Sub Transfer Agency Fees — Class L	—	@	—
Payable for Sub Transfer Agency Fees — Class C	1		—
Other Liabilities	19		597
Total Liabilities	296		150,244
Net Assets	$59,505		$15,185,874
Net Assets Consist of:
Paid-in-Capital	$90,274		$15,233,944
Total Accumulated Loss	(30,769)		(48,070)
Net Assets	$59,505		$15,185,874
(1) Including: Repurchase Agreements, at Value	$—		$3,006,000

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

September 30, 2025

Statements of Assets and Liabilities (cont'd)

	High Yield Portfolio (000)	Ultra-Short Income Portfolio (000)
CLASS I:
Net Assets	$46,888	$—
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	5,414,380	—
Net Asset Value, Offering and Redemption Price Per Share	$8.66	$—
CLASS A:
Net Assets	$9,527	$5,049,587
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,102,986	505,590,957
Net Asset Value, Redemption Price Per Share	$8.64	$9.99
Maximum Sales Load	3.25%	—
Maximum Sales Charge	$0.29	$—
Maximum Offering Price Per Share	$8.93	$—
CLASS L:
Net Assets	$95	$—
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	10,936	—
Net Asset Value, Offering and Redemption Price Per Share	$8.65	$—
CLASS C:
Net Assets	$2,967	$—
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	344,020	—
Net Asset Value, Offering and Redemption Price Per Share	$8.62	$—
CLASS R6:
Net Assets	$15	$—
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,686	—
Net Asset Value, Offering and Redemption Price Per Share	$8.67	$—
CLASS IR:
Net Assets	$13	$9,301,657
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,530	931,167,030
Net Asset Value, Offering and Redemption Price Per Share	$8.66	$9.99
INSTITUTIONAL CLASS:
Net Assets	$—	$834,630
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	—	83,540,241
Net Asset Value, Offering and Redemption Price Per Share	$—	$9.99

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

September 30, 2025

Statements of Operations

	Corporate Bond Portfolio (000)	Discovery Portfolio (consolidated) (000)	Global Strategist Portfolio (consolidated) (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net Foreign Taxes Withheld of $—, $— and $7, respectively)	$6,798	$—	$7,684
Dividends from Security of Affiliated Issuer (Note G)	142	1,307	3,363
Dividends from Securities of Unaffiliated Issuers (Net Foreign Taxes Withheld of $—, $— and $270, respectively)	62	1,286	4,459
Income from Securities Loaned — Net	10	340	—
Total Investment Income	7,012	2,933	15,506
Expenses:
Advisory Fees (Note B)	488	5,524	2,513
Professional Fees	208	204	258
Sub Transfer Agency Fees — Class I	116	528	15
Sub Transfer Agency Fees — Class A	14	643	145
Sub Transfer Agency Fees — Class L	1	5	11
Sub Transfer Agency Fees — Class C	1	19	1
Transfer Agency Fees — Class I (Note E)	114	25	13
Transfer Agency Fees — Class A (Note E)	5	49	23
Transfer Agency Fees — Class L (Note E)	3	5	5
Transfer Agency Fees — Class C (Note E)	3	4	4
Transfer Agency Fees — Class R6 (Note E)	—	7	4
Administration Fees (Note C)	104	884	447
Registration Fees	67	98	81
Shareholder Services Fees — Class A (Note D)	28	1,139	343
Distribution and Shareholder Services Fees — Class L (Note D)	4	44	79
Distribution and Shareholder Services Fees — Class C (Note D)	14	153	9
Shareholder Reporting Fees	30	78	33
Custodian Fees (Note F)	25	46	251
Trustees' Fees and Expenses	9	23	16
Pricing Fees	1	3	132
Other Expenses	26	68	49
Total Expenses	1,261	9,549	4,432
Reimbursement of Class Specific Expenses — Class I (Note B)	(230)	—	(16)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)	—	—
Reimbursement of Class Specific Expenses — Class C (Note B)	(3)	—	(3)
Waiver of Advisory Fees (Note B)	(113)	—	—
Waiver of Shareholder Services Fees — Class A (Note D)	(11)	—	—
Rebate from Morgan Stanley Affiliate (Note G)	(6)	(59)	(111)
Net Expenses	897	9,490	4,302
Net Investment Income (Loss)	6,115	(6,557)	11,204
Realized Gain (Loss):
Investments Sold	133	237,186	5,321
Investments in Affiliates	(35)	—	—
Foreign Currency Forward Exchange Contracts	—	—	225
Foreign Currency Transaction	—	54	1,106
Futures Contracts	(1,087)	—	(1,665)
Swap Agreements	—	—	13,657
Payment from the Adviser (Note B)	—	7,873	—
Net Realized Gain (Loss)	(989)	245,113	18,644
The accompanying notes are an integral part of the financial statements.

2025 Annual Report

September 30, 2025

Statements of Operations (cont'd)

	Corporate Bond Portfolio (000)	Discovery Portfolio (consolidated) (000)		Global Strategist Portfolio (consolidated) (000)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $1, $— and $—, respectively)	$(702)	$224,864		$30,918
Investments in Affiliates	(6)	—		—
Foreign Currency Forward Exchange Contracts	—	—		(378)
Foreign Currency Translation	9	—	@	(755)
Futures Contracts	186	—		653
Swap Agreements	—	—		(1,606)
Derivative Contracts — PIPE	—	(5,142)		—
Net Change in Unrealized Appreciation (Depreciation)	(513)	219,722		28,832
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(1,502)	464,835		47,476
Net Increase in Net Assets Resulting from Operations	$4,613	$458,278		$58,680

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

September 30, 2025

Statements of Operations (cont'd)

	High Yield Portfolio (000)	Ultra-Short Income Portfolio (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$4,527	$643,382
Dividends from Security of Affiliated Issuer (Note G)	92	—
Total Investment Income	4,619	643,382
Expenses:
Advisory Fees (Note B)	369	26,584
Professional Fees	229	244
Registration Fees	97	993
Sub Transfer Agency Fees — Class I	44	—
Sub Transfer Agency Fees — Class A	13	—
Sub Transfer Agency Fees — Class L	— @	—
Sub Transfer Agency Fees — Class C	4	—
Shareholder Services Fees — Institutional Class (Note D)	—	482
Shareholder Services Fees — Class A (Note D)	25	12,611
Distribution and Shareholder Services Fees — Class L (Note D)	1	—
Distribution and Shareholder Services Fees — Class C (Note D)	30	—
Administration Fees (Note C)	49	10,634
Transfer Agency Fees — Class I (Note E)	13	—
Transfer Agency Fees — Class A (Note E)	5	10
Transfer Agency Fees — Class L (Note E)	3	—
Transfer Agency Fees — Class C (Note E)	3	—
Transfer Agency Fees — Class R6 (Note E)	3	—
Transfer Agency Fees — Class IR (Note E)	2	35
Transfer Agency Fees — Institutional Class (Note E)	—	15
Shareholder Reporting Fees	26	60
Custodian Fees (Note F)	12	262
Trustees' Fees and Expenses	7	189
Pricing Fees	1	7
Other Expenses	28	564
Total Expenses	964	52,690
Waiver of Advisory Fees (Note B)	(369)	(6,306)
Expenses Reimbursed by Adviser (Note B)	(67)	—
Reimbursement of Class Specific Expenses — Class I (Note B)	(42)	—
Reimbursement of Class Specific Expenses — Class A (Note B)	(4)	(10)
Reimbursement of Class Specific Expenses — Class L (Note B)	(3)	—
Reimbursement of Class Specific Expenses — Class C (Note B)	(3)	—
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(3)	—
Reimbursement of Class Specific Expenses — Class IR (Note B)	(2)	(35)
Reimbursement of Class Specific Expenses — Institutional Class (Note B)	—	(15)
Rebate from Morgan Stanley Affiliate (Note G)	(3)	—
Waiver of Shareholder Services Fees — Class A (Note D)	—	(5,045)
Net Expenses	468	41,279
Net Investment Income	4,151	602,103
Realized Gain:
Investments Sold	512	1,200
Change in Unrealized Appreciation (Depreciation):
Investments	(494)	(8,023)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	18	(6,823)
Net Increase in Net Assets Resulting from Operations	$4,169	$595,280

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

September 30, 2025

Statements of Changes in Net Assets

	Corporate Bond Portfolio		Discovery Portfolio (consolidated)
	Year Ended September 30, 2025 (000)	Year Ended September 30, 2024 (000)	Year Ended September 30, 2025 (000)	Year Ended September 30, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$6,115	$6,247	$(6,557)	$(5,316)
Net Realized Gain (Loss)	(989)	(2,125)	245,113	(90,723)
Net Change in Unrealized Appreciation (Depreciation)	(513)	12,489	219,722	405,527
Net Increase in Net Assets Resulting from Operations	4,613	16,611	458,278	309,488
Dividends and Distributions to Shareholders:
Class I	(5,545)	(5,454)	—	—
Class A	(494)	(652)	—	—
Class L	(33)	(41)	—	—
Class C	(51)	(61)	—	—
Total Dividends and Distributions to Shareholders	(6,123)	(6,208)	—	—
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	45,268	30,892	264,212	118,045
Distributions Reinvested	5,391	5,246	—	—
Redeemed	(42,049)	(37,784)	(269,438)	(181,173)
Class A:
Subscribed	3,537	3,513	54,024	22,931
Distributions Reinvested	494	652	—	—
Redeemed	(4,451)	(6,055)	(152,798)	(194,965)
Class L:
Exchanged	—	—	—	—
Distributions Reinvested	33	41	—	—
Redeemed	(70)	(247)	(997)	(922)
Class C:
Subscribed	212	515	1,424	784
Distributions Reinvested	51	60	—	—
Redeemed	(463)	(336)	(4,999)	(5,608)
Class R6:
Subscribed	—	—	45,199	20,566
Redeemed	—	—	(62,568)	(95,983)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	7,953	(3,503)	(125,941)	(316,325)
Total Increase (Decrease) in Net Assets	6,443	6,900	332,337	(6,837)
Net Assets:
Beginning of Period	124,473	117,573	898,866	905,703
End of Period	$130,916	$124,473	$1,231,203	$898,866

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

September 30, 2025

Statements of Changes in Net Assets (cont'd)

	Corporate Bond Portfolio		Discovery Portfolio (consolidated)
	Year Ended September 30, 2025 (000)	Year Ended September 30, 2024 (000)	Year Ended September 30, 2025 (000)	Year Ended September 30, 2024 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	4,297	2,951	11,741	7,857
Shares Issued on Distributions Reinvested	509	505	—	—
Shares Redeemed	(4,006)	(3,678)	(12,091)	(12,512)
Net Increase (Decrease) in Class I Shares Outstanding	800	(222)	(350)	(4,655)
Class A:
Shares Subscribed	333	331	3,337	2,339
Shares Issued on Distributions Reinvested	47	63	—	—
Shares Redeemed	(423)	(580)	(9,875)	(19,482)
Net Decrease in Class A Shares Outstanding	(43)	(186)	(6,538)	(17,143)
Class L:
Shares Exchanged	—	—	—	—
Shares Issued on Distributions Reinvested	3	4	—	—
Shares Redeemed	(7)	(24)	(83)	(121)
Net Decrease in Class L Shares Outstanding	(4)	(20)	(83)	(121)
Class C:
Shares Subscribed	20	49	98	88
Shares Issued on Distributions Reinvested	5	6	—	—
Shares Redeemed	(44)	(32)	(361)	(608)
Net Increase (Decrease) in Class C Shares Outstanding	(19)	23	(263)	(520)
Class R6:
Shares Subscribed	—	—	1,902	1,408
Shares Redeemed	—	—	(2,694)	(6,395)
Net Decrease in Class R6 Shares Outstanding	—	—	(792)	(4,987)

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

September 30, 2025

Statements of Changes in Net Assets (cont'd)

	Global Strategist Portfolio (consolidated)		High Yield Portfolio
	Year Ended September 30, 2025 (000)	Year Ended September 30, 2024 (000)	Year Ended September 30, 2025 (000)	Year Ended September 30, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$11,204	$14,339	$4,151	$7,193
Net Realized Gain (Loss)	18,644	7,672	512	(4,317)
Net Change in Unrealized Appreciation (Depreciation)	28,832	90,076	(494)	11,609
Net Increase in Net Assets Resulting from Operations	58,680	112,087	4,169	14,485
Dividends and Distributions to Shareholders:
Class I	(480)	—	(3,375)	(5,882)
Class A	(3,257)	—	(697)	(763)
Class L	(203)	—	(8)	(11)
Class C	(13)	—	(186)	(208)
Class R6	(9,822)	—	(61)	(463)
Class IR	—	—	(1)	(1)
Total Dividends and Distributions to Shareholders	(13,775)	—	(4,328)	(7,328)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	2,883	2,342	24,150	32,056
Distributions Reinvested	475	—	3,371	5,496
Redeemed	(3,801)	(4,102)	(26,629)	(83,006)
Class A:
Subscribed	2,007	1,141	2,648	6,540
Distributions Reinvested	3,208	—	697	763
Redeemed	(18,564)	(18,403)	(5,242)	(7,804)
Class L:
Exchanged	—	— @	—	—
Distributions Reinvested	198	—	8	11
Redeemed	(1,060)	(753)	(86)	(15)
Class C:
Subscribed	127	40	1,067	143
Distributions Reinvested	13	—	186	208
Redeemed	(446)	(661)	(1,551)	(833)
Class R6:
Subscribed	806	10,087	3	4,431
Distributions Reinvested	9,822	—	61	463
Redeemed	(82,815)	(579)	(4,748)	(5,471)
Class IR:
Distributions Reinvested	—	—	1	1
Net Decrease in Net Assets Resulting from Capital Share Transactions	(87,147)	(10,888)	(6,064)	(47,017)
Total Increase (Decrease) in Net Assets	(42,242)	101,199	(6,223)	(39,860)
Net Assets:
Beginning of Period	614,052	512,853	65,728	105,588
End of Period	$571,810	$614,052	$59,505	$65,728

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

September 30, 2025

Statements of Changes in Net Assets (cont'd)

	Global Strategist Portfolio (consolidated)		High Yield Portfolio
	Year Ended September 30, 2025 (000)	Year Ended September 30, 2024 (000)	Year Ended September 30, 2025 (000)	Year Ended September 30, 2024 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	154	137	2,828	3,833
Shares Issued on Distributions Reinvested	26	—	395	661
Shares Redeemed	(205)	(246)	(3,106)	(9,794)
Net Increase (Decrease) in Class I Shares Outstanding	(25)	(109)	117	(5,300)
Class A:
Shares Subscribed	109	67	310	786
Shares Issued on Distributions Reinvested	178	—	82	92
Shares Redeemed	(1,017)	(1,105)	(616)	(938)
Net Decrease in Class A Shares Outstanding	(730)	(1,038)	(224)	(60)
Class L:
Shares Exchanged	—	— @@	—	—
Shares Issued on Distributions Reinvested	11	—	1	1
Shares Redeemed	(59)	(46)	(10)	(2)
Net Decrease in Class L Shares Outstanding	(48)	(46)	(9)	(1)
Class C:
Shares Subscribed	7	2	125	18
Shares Issued on Distributions Reinvested	1	—	22	25
Shares Redeemed	(26)	(41)	(184)	(100)
Net Decrease in Class C Shares Outstanding	(18)	(39)	(37)	(57)
Class R6:
Shares Subscribed	43	537	— @@	523
Shares Issued on Distributions Reinvested	537	—	7	55
Shares Redeemed	(4,392)	(33)	(551)	(646)
Net Increase (Decrease) in Class R6 Shares Outstanding	(3,812)	504	(544)	(68)
Class IR:
Shares Issued on Distributions Reinvested	—	—	— @@	— @@

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

September 30, 2025

Statements of Changes in Net Assets (cont'd)

	Ultra-Short Income Portfolio
	Year Ended September 30, 2025 (000)	Year Ended September 30, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$602,103	$624,332
Net Realized Gain	1,200	1,409
Net Change in Unrealized Appreciation (Depreciation)	(8,023)	19,519
Net Increase in Net Assets Resulting from Operations	595,280	645,260
Dividends and Distributions to Shareholders:
Class A	(224,641)	(255,551)
Class IR	(333,475)	(300,693)
Institutional Class	(43,988)	(68,088)
Total Dividends and Distributions to Shareholders	(602,104)	(624,332)
Capital Share Transactions:(1)
Class A:
Subscribed	4,528,718	3,557,714
Distributions Reinvested	224,466	256,167
Redeemed	(4,424,494)	(3,949,291)
Class IR:
Subscribed	11,772,805	7,400,005
Distributions Reinvested	300,268	270,214
Redeemed	(8,296,364)	(7,032,701)
Institutional Class:
Subscribed	708,927	653,585
Distributions Reinvested	43,991	68,279
Redeemed	(896,769)	(1,191,767)
Net Increase in Net Assets Resulting from Capital Share Transactions	3,961,548	32,205
Total Increase in Net Assets	3,954,724	53,133
Net Assets:
Beginning of Period	11,231,150	11,178,017
End of Period	$15,185,874	$11,231,150
(1) Capital Share Transactions:
Class A:
Shares Subscribed	453,507	356,326
Shares Issued on Distributions Reinvested	22,478	25,658
Shares Redeemed	(443,100)	(395,552)
Net Increase (Decrease) in Class A Shares Outstanding	32,885	(13,568)
Class IR:
Shares Subscribed	1,178,891	741,112
Shares Issued on Distributions Reinvested	30,068	27,059
Shares Redeemed	(830,766)	(704,271)
Net Increase in Class IR Shares Outstanding	378,193	63,900
Institutional Class:
Shares Subscribed	70,977	65,442
Shares Issued on Distributions Reinvested	4,404	6,837
Shares Redeemed	(89,789)	(119,370)
Net Decrease in Institutional Class Shares Outstanding	(14,408)	(47,091)

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

September 30, 2025

Financial Highlights

Corporate Bond Portfolio

	Class I
	Year Ended September 30,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$10.93		$9.97		$9.95		$12.96		$13.49
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.50		0.56		0.45		0.30		0.25
Net Realized and Unrealized Gain (Loss)	(0.13)		0.96		0.00	(2)	(2.69)		(0.05)
Total from Investment Operations	0.37		1.52		0.45		(2.39)		0.20
Distributions from and/or in Excess of:
Net Investment Income	(0.50)		(0.56)		(0.43)		(0.27)		(0.25)
Net Realized Gain	—		—		—		(0.35)		(0.48)
Total Distributions	(0.50)		(0.56)		(0.43)		(0.62)		(0.73)
Net Asset Value, End of Period	$10.80		$10.93		$9.97		$9.95		$12.96
Total Return(3)	3.61%		15.66	%(4)	4.51%		(19.23)%		1.44%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$117,337		$110,018		$102,560		$114,804		$161,409
Ratio of Expenses Before Expense Limitation	0.93%		0.95%		1.00%		0.86%		0.79%
Ratio of Expenses After Expense Limitation	0.65	%(5)	0.20	%(5)(6)	0.69	%(5)	0.70	%(5)	0.70	%(5)
Ratio of Net Investment Income	4.75	%(5)	5.36	%(5)(6)	4.39	%(5)	2.55	%(5)	1.90	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	117%		183%		134%		110%		125%

	Class A
	Year Ended September 30,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$10.94		$9.98		$9.96		$12.97		$13.50
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.47		0.54		0.42		0.26		0.22
Net Realized and Unrealized Gain (Loss)	(0.12)		0.95		0.00	(2)	(2.68)		(0.05)
Total from Investment Operations	0.35		1.49		0.42		(2.42)		0.17
Distributions from and/or in Excess of:
Net Investment Income	(0.47)		(0.53)		(0.40)		(0.24)		(0.22)
Net Realized Gain	—		—		—		(0.35)		(0.48)
Total Distributions	(0.47)		(0.53)		(0.40)		(0.59)		(0.70)
Net Asset Value, End of Period	$10.82		$10.94		$9.98		$9.96		$12.97
Total Return(8)	3.37%		15.34	%(4)	4.18%		(19.45)%		1.22%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$11,448		$12,051		$12,849		$14,158		$19,689
Ratio of Expenses Before Expense Limitation	1.15%		1.12%		1.21%		1.09%		1.02%
Ratio of Expenses After Expense Limitation	0.96	%(5)	0.45	%(5)(6)	0.99	%(5)	0.99	%(5)	0.92	%(5)
Ratio of Net Investment Income	4.43	%(5)	5.10	%(5)(6)	4.08	%(5)	2.28	%(5)	1.68	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	117%		183%		134%		110%		125%

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

September 30, 2025

Financial Highlights (cont'd)

Corporate Bond Portfolio

	Class L
	Year Ended September 30,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$10.93		$9.97		$9.95		$12.96		$13.49
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.41		0.48		0.37		0.21		0.17
Net Realized and Unrealized Gain (Loss)	(0.12)		0.95		0.00	(2)	(2.69)		(0.05)
Total from Investment Operations	0.29		1.43		0.37		(2.48)		0.12
Distributions from and/or in Excess of:
Net Investment Income	(0.42)		(0.47)		(0.35)		(0.18)		(0.17)
Net Realized Gain	—		—		—		(0.35)		(0.48)
Total Distributions	(0.42)		(0.47)		(0.35)		(0.53)		(0.65)
Net Asset Value, End of Period	$10.80		$10.93		$9.97		$9.95		$12.96
Total Return(3)	2.76%		14.71	%(4)	3.68%		(19.83)%		0.79%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$823		$871		$990		$1,049		$1,444
Ratio of Expenses Before Expense Limitation	1.67%		1.57%		1.59%		1.43%		N/A
Ratio of Expenses After Expense Limitation	1.47	%(5)	0.93	%(5)(6)	1.47	%(5)	1.43	%(5)	1.33	%(5)
Ratio of Net Investment Income	3.93	%(5)	4.62	%(5)(6)	3.60	%(5)	1.84	%(5)	1.27	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	117%		183%		134%		110%		125%

	Class C
	Year Ended September 30,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$10.85		$9.90		$9.89		$12.87		$13.41
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.38		0.44		0.34		0.16		0.10
Net Realized and Unrealized Gain (Loss)	(0.12)		0.95		(0.01)		(2.65)		(0.05)
Total from Investment Operations	0.26		1.39		0.33		(2.49)		0.05
Distributions from and/or in Excess of:
Net Investment Income	(0.39)		(0.44)		(0.32)		(0.14)		(0.11)
Net Realized Gain	—		—		—		(0.35)		(0.48)
Total Distributions	(0.39)		(0.44)		(0.32)		(0.49)		(0.59)
Net Asset Value, End of Period	$10.72		$10.85		$9.90		$9.89		$12.87
Total Return(8)	2.49%		14.39	%(4)	3.28%		(20.05)%		0.28%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,308		$1,533		$1,174		$1,491		$3,111
Ratio of Expenses Before Expense Limitation	2.08%		2.02%		2.08%		1.92%		1.81%
Ratio of Expenses After Expense Limitation	1.75	%(5)	1.31	%(5)(6)	1.79	%(5)	1.80	%(5)	1.80	%(5)
Ratio of Net Investment Income	3.65	%(5)	4.25	%(5)(6)	3.29	%(5)	1.40	%(5)	0.80	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	117%		183%		134%		110%		125%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

September 30, 2025

Financial Highlights (cont'd)

Corporate Bond Portfolio

(6)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Income Ratio
Class I	September 30, 2024	0.65%	4.91%
Class A	September 30, 2024	0.90	4.65
Class L	September 30, 2024	1.45	4.10
Class C	September 30, 2024	1.75	3.81

(7)  Amount is less than 0.005%.

(8)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

September 30, 2025

Consolidated Financial Highlights

Discovery Portfolio

	Class I
	Year Ended September 30,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$17.54		$12.39		$12.06		$42.00		$38.19
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.11)		(0.07)		(0.03)		(0.14)		(0.24)
Net Realized and Unrealized Gain (Loss)	9.68		5.22		0.36		(19.69)		7.35
Total from Investment Operations	9.57		5.15		0.33		(19.83)		7.11
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		(10.11)		(3.30)
Net Asset Value, End of Period	$27.11		$17.54		$12.39		$12.06		$42.00
Total Return(2)	54.56%		41.57	%(3)	2.74%		(61.26)%		18.36%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$509,063		$335,470		$294,703		$416,283		$1,719,520
Ratio of Expenses Before Expense Limitation	0.75%		0.76%		0.74%		0.77%		N/A
Ratio of Expenses After Expense Limitation	0.74	%(4)	0.72	%(4)(5)	0.74	%(4)	0.77	%(4)	0.72	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		0.72	%(4)
Ratio of Net Investment Loss	(0.48	)%(4)	(0.46	)%(4)(5)	(0.28	)%(4)	(0.58	)%(4)	(0.54	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	88%		46%		51%		67%		115%

	Class A
	Year Ended September 30,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$11.87		$8.41		$8.21		$32.12		$29.92
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.12)		(0.07)		(0.05)		(0.14)		(0.27)
Net Realized and Unrealized Gain (Loss)	6.55		3.53		0.25		(13.66)		5.77
Total from Investment Operations	6.43		3.46		0.20		(13.80)		5.50
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		(10.11)		(3.30)
Net Asset Value, End of Period	$18.30		$11.87		$8.41		$8.21		$32.12
Total Return(7)	54.17%		41.14	%(3)	2.44%		(61.35)%		18.02%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$486,165		$392,991		$422,575		$527,685		$1,944,335
Ratio of Expenses Before Expense Limitation	1.03%		1.02%		1.02%		1.03%		N/A
Ratio of Expenses After Expense Limitation	1.02	%(4)	0.98	%(4)(5)	1.01	%(4)	1.03	%(4)	1.00	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		1.00	%(4)
Ratio of Net Investment Loss	(0.76	)%(4)	(0.73	)%(4)(5)	(0.56	)%(4)	(0.85	)%(4)	(0.81	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	88%		46%		51%		67%		115%

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

September 30, 2025

Consolidated Financial Highlights (cont'd)

Discovery Portfolio

	Class L
	Year Ended September 30,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$8.87		$6.31		$6.20		$27.00		$25.69
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.15)		(0.09)		(0.07)		(0.16)		(0.36)
Net Realized and Unrealized Gain (Loss)	4.88		2.65		0.18		(10.53)		4.97
Total from Investment Operations	4.73		2.56		0.11		(10.69)		4.61
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		(10.11)		(3.30)
Net Asset Value, End of Period	$13.60		$8.87		$6.31		$6.20		$27.00
Total Return(2)	53.33%		40.57	%(3)	1.77%		(61.52)%		17.48%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,263		$4,818		$4,197		$4,704		$13,762
Ratio of Expenses Before Expense Limitation	1.56%		1.55%		1.56%		1.51%		N/A
Ratio of Expenses After Expense Limitation	1.55	%(4)	1.51	%(4)(5)	1.55	%(4)	1.51	%(4)	1.44	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		1.44	%(4)
Ratio of Net Investment Loss	(1.28	)%(4)	(1.26	)%(4)(5)	(1.10	)%(4)	(1.33	)%(4)	(1.26	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	88%		46%		51%		67%		115%

	Class C
	Year Ended September 30,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$10.71		$7.65		$7.52		$30.51		$28.74
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.21)		(0.14)		(0.10)		(0.24)		(0.49)
Net Realized and Unrealized Gain (Loss)	5.89		3.20		0.23		(12.64)		5.56
Total from Investment Operations	5.68		3.06		0.13		(12.88)		5.07
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		(10.11)		(3.30)
Net Asset Value, End of Period	$16.39		$10.71		$7.65		$7.52		$30.51
Total Return(7)	53.03%		40.00	%(3)	1.73%		(61.66)%		17.21%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$15,961		$13,248		$13,434		$15,363		$59,936
Ratio of Expenses Before Expense Limitation	1.78%		1.80%		1.80%		1.77%		N/A
Ratio of Expenses After Expense Limitation	1.77	%(4)	1.76	%(4)(5)	1.79	%(4)	1.77	%(4)	1.71	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		1.71	%(4)
Ratio of Net Investment Loss	(1.51	)%(4)	(1.51	)%(4)(5)	(1.34	)%(4)	(1.59	)%(4)	(1.52	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	88%		46%		51%		67%		115%

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

September 30, 2025

Consolidated Financial Highlights (cont'd)

Discovery Portfolio

	Class R6(8)
	Year Ended September 30,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$17.98		$12.69		$12.34		$42.67		$38.72
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.09)		(0.05)		(0.02)		(0.10)		(0.19)
Net Realized and Unrealized Gain (Loss)	9.93		5.34		0.37		(20.12)		7.44
Total from Investment Operations	9.84		5.29		0.35		(20.22)		7.25
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		(10.11)		(3.30)
Net Asset Value, End of Period	$27.82		$17.98		$12.69		$12.34		$42.67
Total Return(2)	54.73%		41.69	%(3)	2.84%		(61.20)%		18.47%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$213,751		$152,339		$170,794		$194,806		$547,683
Ratio of Expenses Before Expense Limitation	0.63%		0.65%		0.65%		0.64%		N/A
Ratio of Expenses After Expense Limitation	0.62	%(4)	0.61	%(4)(5)	0.64	%(4)	0.64	%(4)	0.61	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		0.61	%(4)
Ratio of Net Investment Loss	(0.36	)%(4)	(0.36	)%(4)(5)	(0.19	)%(4)	(0.45	)%(4)	(0.42	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	88%		46%		51%		67%		115%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Loss Ratio
Class I	September 30, 2024	0.76%	(0.50)%
Class A	September 30, 2024	1.02	(0.77)
Class L	September 30, 2024	1.55	(1.30)
Class C	September 30, 2024	1.80	(1.55)
Class R6	September 30, 2024	0.65	(0.40)

(6)  Amount is less than 0.005%.

(7)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(8)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

September 30, 2025

Consolidated Financial Highlights

Global Strategist Portfolio

	Class I
	Year Ended September 30,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$18.78		$15.34		$13.58		$18.74		$16.08
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.39		0.45		0.34		0.19		0.16
Net Realized and Unrealized Gain (Loss)	1.68		2.99		1.51		(3.94)		2.73
Total from Investment Operations	2.07		3.44		1.85		(3.75)		2.89
Distributions from and/or in Excess of:
Net Investment Income	(0.25)		—		(0.09)		(0.12)		(0.22)
Net Realized Gain	(0.23)		—		—		(1.29)		(0.01)
Total Distributions	(0.48)		—		(0.09)		(1.41)		(0.23)
Net Asset Value, End of Period	$20.37		$18.78		$15.34		$13.58		$18.74
Total Return(2)	11.25%		22.35	%(3)	13.72%		(21.73)%		18.10%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$19,691		$18,622		$16,888		$17,886		$26,745
Ratio of Expenses Before Expense Limitation	0.83%		0.81%		0.85%		0.83%		0.76%
Ratio of Expenses After Expense Limitation	0.72	%(4)	0.69	%(4)(5)	0.72	%(4)	0.72	%(4)	0.73	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		0.73	%(4)
Ratio of Net Investment Income	2.11	%(4)	2.62	%(4)(5)	2.23	%(4)	1.13	%(4)	0.90	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.02%		0.02%		0.02%		0.02%		0.01%
Portfolio Turnover Rate	92%		93%		91%		93%		115%

	Class A
	Year Ended September 30,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$18.45		$15.12		$13.41		$18.53		$15.91
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.33		0.39		0.29		0.14		0.12
Net Realized and Unrealized Gain (Loss)	1.64		2.94		1.50		(3.90)		2.68
Total from Investment Operations	1.97		3.33		1.79		(3.76)		2.80
Distributions from and/or in Excess of:
Net Investment Income	(0.20)		—		(0.08)		(0.07)		(0.17)
Net Realized Gain	(0.23)		—		—		(1.29)		(0.01)
Total Distributions	(0.43)		—		(0.08)		(1.36)		(0.18)
Net Asset Value, End of Period	$19.99		$18.45		$15.12		$13.41		$18.53
Total Return(6)	10.92%		22.02	%(3)	13.35%		(21.99)%		17.72%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$142,180		$144,645		$134,213		$134,814		$188,317
Ratio of Expenses Before Expense Limitation	1.05%		1.01%		1.04%		1.05%		1.02%
Ratio of Expenses After Expense Limitation	1.03	%(4)	0.96	%(4)(5)	1.01	%(4)	1.04	%(4)	1.01	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		1.01	%(4)
Ratio of Net Investment Income	1.80	%(4)	2.34	%(4)(5)	1.93	%(4)	0.84	%(4)	0.67	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.02%		0.02%		0.02%		0.02%		0.01%
Portfolio Turnover Rate	92%		93%		91%		93%		115%
The accompanying notes are an integral part of the financial statements.

2025 Annual Report

September 30, 2025

Consolidated Financial Highlights (cont'd)

Global Strategist Portfolio

	Class L
	Year Ended September 30,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$17.96		$14.79		$13.17		$18.24		$15.67
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.23		0.30		0.21		0.05		0.03
Net Realized and Unrealized Gain (Loss)	1.59		2.87		1.47		(3.83)		2.64
Total from Investment Operations	1.82		3.17		1.68		(3.78)		2.67
Distributions from and/or in Excess of:
Net Investment Income	(0.11)		—		(0.06)		—		(0.09)
Net Realized Gain	(0.23)		—		—		(1.29)		(0.01)
Total Distributions	(0.34)		—		(0.06)		(1.29)		(0.10)
Net Asset Value, End of Period	$19.44		$17.96		$14.79		$13.17		$18.24
Total Return(2)	10.34%		21.43	%(3)	12.69%		(22.33)%		17.09%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$11,008		$11,033		$9,768		$9,674		$13,359
Ratio of Expenses Before Expense Limitation	1.58%		1.53%		1.56%		1.56%		1.53%
Ratio of Expenses After Expense Limitation	1.56	%(4)	1.48	%(4)(5)	1.54	%(4)	1.55	%(4)	1.52	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		1.52	%(4)
Ratio of Net Investment Income	1.27	%(4)	1.83	%(4)(5)	1.40	%(4)	0.34	%(4)	0.16	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.02%		0.02%		0.02%		0.02%		0.01%
Portfolio Turnover Rate	92%		93%		91%		93%		115%

	Class C
	Year Ended September 30,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$17.57		$14.52		$12.96		$18.02		$15.49
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.18		0.24		0.16		0.02		(0.02)
Net Realized and Unrealized Gain (Loss)	1.57		2.81		1.45		(3.79)		2.61
Total from Investment Operations	1.75		3.05		1.61		(3.77)		2.59
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.05)		—		(0.05)
Net Realized Gain	(0.23)		—		—		(1.29)		(0.01)
Total Distributions	(0.23)		—		(0.05)		(1.29)		(0.06)
Net Asset Value, End of Period	$19.09		$17.57		$14.52		$12.96		$18.02
Total Return(6)	10.11%		21.01	%(3)	12.45%		(22.62)%		16.79%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$834		$1,076		$1,457		$1,771		$2,236
Ratio of Expenses Before Expense Limitation	2.20%		1.98%		1.97%		1.92%		1.90%
Ratio of Expenses After Expense Limitation	1.82	%(4)	1.79	%(4)(5)	1.82	%(4)	1.82	%(4)	1.83	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		1.83	%(4)
Ratio of Net Investment Income (Loss)	1.01	%(4)	1.52	%(4)(5)	1.13	%(4)	0.11	%(4)	(0.11	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.02%		0.02%		0.02%		0.02%		0.01%
Portfolio Turnover Rate	92%		93%		91%		93%		115%

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

September 30, 2025

Consolidated Financial Highlights (cont'd)

Global Strategist Portfolio

	Class R6
	Year Ended September 30,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$18.80		$15.35		$13.59		$18.75		$16.10
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.41		0.46		0.35		0.20		0.20
Net Realized and Unrealized Gain (Loss)	1.67		2.99		1.50		(3.94)		2.69
Total from Investment Operations	2.08		3.45		1.85		(3.74)		2.89
Distributions from and/or in Excess of:
Net Investment Income	(0.26)		—		(0.09)		(0.13)		(0.23)
Net Realized Gain	(0.23)		—		—		(1.29)		(0.01)
Total Distributions	(0.49)		—		(0.09)		(1.42)		(0.24)
Net Asset Value, End of Period	$20.39		$18.80		$15.35		$13.59		$18.75
Total Return(2)	11.35%		22.48	%(3)	13.64%		(21.67)%		18.07%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$398,097		$438,676		$350,527		$246,919		$307,783
Ratio of Expenses Before Expense Limitation	0.68%		0.68%		0.70%		0.71%		N/A
Ratio of Expenses After Expense Limitation	0.66	%(4)	0.63	%(4)(5)	0.68	%(4)	0.69	%(4)	0.68	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		0.68	%(4)
Ratio of Net Investment Income	2.17	%(4)	2.67	%(4)(5)	2.26	%(4)	1.22	%(4)	1.06	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.02%		0.02%		0.02%		0.02%		0.01%
Portfolio Turnover Rate	92%		93%		91%		93%		115%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Income Ratio
Class I	September 30, 2024	0.72%	2.59%
Class A	September 30, 2024	0.99	2.31
Class L	September 30, 2024	1.51	1.80
Class C	September 30, 2024	1.82	1.49
Class R6	September 30, 2024	0.66	2.64

(6)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

September 30, 2025

Financial Highlights

High Yield Portfolio

	Class I
	Year Ended September 30,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$8.68		$8.09		$7.84		$9.68		$9.19
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.59		0.58		0.54		0.50		0.53
Net Realized and Unrealized Gain (Loss)	0.00	(2)	0.60		0.26		(1.83)		0.49
Total from Investment Operations	0.59		1.18		0.80		(1.33)		1.02
Distributions from and/or in Excess of:
Net Investment Income	(0.61)		(0.59)		(0.55)		(0.51)		(0.53)
Net Asset Value, End of Period	$8.66		$8.68		$8.09		$7.84		$9.68
Total Return(3)	7.11%		15.15	%(4)	10.34%		(14.27)%		11.38%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$46,888		$46,008		$85,713		$117,898		$161,038
Ratio of Expenses Before Expense Limitation	1.45%		1.16%		1.19%		1.04%		1.03%
Ratio of Expenses After Expense Limitation	0.65	%(5)	0.59	%(5)(6)	0.65	%(5)	0.65	%(5)	0.65	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		0.65	%(5)
Ratio of Net Investment Income	6.87	%(5)	6.89	%(5)(6)	6.66	%(5)	5.64	%(5)	5.50	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	68%		80%		57%		28%		54%

	Class A
	Year Ended September 30,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$8.66		$8.07		$7.82		$9.67		$9.17
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.56		0.55		0.51		0.47		0.49
Net Realized and Unrealized Gain (Loss)	0.00	(2)	0.60		0.26		(1.84)		0.51
Total from Investment Operations	0.56		1.15		0.77		(1.37)		1.00
Distributions from and/or in Excess of:
Net Investment Income	(0.58)		(0.56)		(0.52)		(0.48)		(0.50)
Net Asset Value, End of Period	$8.64		$8.66		$8.07		$7.82		$9.67
Total Return(8)	6.72%		14.81	%(4)	9.98%		(14.69)%		11.14%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$9,527		$11,489		$11,192		$11,573		$17,116
Ratio of Expenses Before Expense Limitation	1.75%		1.39%		1.45%		1.29%		1.27%
Ratio of Expenses After Expense Limitation	1.00	%(5)	0.94	%(5)(6)	1.00	%(5)	1.00	%(5)	0.99	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		0.99	%(5)
Ratio of Net Investment Income	6.52	%(5)	6.54	%(5)(6)	6.31	%(5)	5.27	%(5)	5.16	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	68%		80%		57%		28%		54%

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

September 30, 2025

Financial Highlights (cont'd)

High Yield Portfolio

	Class L
	Year Ended September 30,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$8.68		$8.08		$7.83		$9.67		$9.17
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.54		0.53		0.49		0.45		0.47
Net Realized and Unrealized Gain (Loss)	(0.02)		0.61		0.25		(1.84)		0.51
Total from Investment Operations	0.52		1.14		0.74		(1.39)		0.98
Distributions from and/or in Excess of:
Net Investment Income	(0.55)		(0.54)		(0.49)		(0.45)		(0.48)
Net Asset Value, End of Period	$8.65		$8.68		$8.08		$7.83		$9.67
Total Return(3)	6.45%		14.47	%(4)	9.76%		(14.92)%		10.84%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$95		$174		$166		$222		$383
Ratio of Expenses Before Expense Limitation	4.21%		2.96%		3.18%		2.16%		1.98%
Ratio of Expenses After Expense Limitation	1.25	%(5)	1.19	%(5)(6)	1.25	%(5)	1.25	%(5)	1.25	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		1.25	%(5)
Ratio of Net Investment Income	6.27	%(5)	6.29	%(5)(6)	6.05	%(5)	5.02	%(5)	4.90	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	68%		80%		57%		28%		54%

	Class C
	Year Ended September 30,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$8.65		$8.06		$7.81		$9.65		$9.16
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.49		0.48		0.45		0.40		0.42
Net Realized and Unrealized Gain (Loss)	(0.01)		0.61		0.26		(1.83)		0.50
Total from Investment Operations	0.48		1.09		0.71		(1.43)		0.92
Distributions from and/or in Excess of:
Net Investment Income	(0.51)		(0.50)		(0.46)		(0.41)		(0.43)
Net Asset Value, End of Period	$8.62		$8.65		$8.06		$7.81		$9.65
Total Return(8)	5.84%		13.94	%(4)	9.16%		(15.27)%		10.20%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,967		$3,303		$3,539		$4,121		$6,418
Ratio of Expenses Before Expense Limitation	2.56%		2.19%		2.22%		2.05%		2.01%
Ratio of Expenses After Expense Limitation	1.75	%(5)	1.69	%(5)(6)	1.75	%(5)	1.75	%(5)	1.74	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		1.74	%(5)
Ratio of Net Investment Income	5.77	%(5)	5.79	%(5)(6)	5.56	%(5)	4.51	%(5)	4.41	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	68%		80%		57%		28%		54%

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

September 30, 2025

Financial Highlights (cont'd)

High Yield Portfolio

	Class R6
	Year Ended September 30,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$8.69		$8.09		$7.84		$9.69		$9.19
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.59		0.58		0.54		0.51		0.53
Net Realized and Unrealized Gain (Loss)	0.00	(2)	0.61		0.26		(1.84)		0.50
Total from Investment Operations	0.59		1.19		0.80		(1.33)		1.03
Distributions from and/or in Excess of:
Net Investment Income	(0.61)		(0.59)		(0.55)		(0.52)		(0.53)
Net Asset Value, End of Period	$8.67		$8.69		$8.09		$7.84		$9.69
Total Return(3)	7.13%		15.31	%(4)	10.35%		(14.30)%		11.49%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$15		$4,742		$4,967		$8,149		$3,526
Ratio of Expenses Before Expense Limitation	1.82%		1.06%		1.10%		0.94%		0.94%
Ratio of Expenses After Expense Limitation	0.62	%(5)	0.56	%(5)(6)	0.62	%(5)	0.62	%(5)	0.62	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		0.62	%(5)
Ratio of Net Investment Income	6.90	%(5)	6.92	%(5)(6)	6.69	%(5)	5.82	%(5)	5.54	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	68%		80%		57%		28%		54%

	Class IR
	Year Ended September 30,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$8.68		$8.09		$7.84		$9.69		$9.19
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.59		0.58		0.54		0.48		0.50
Net Realized and Unrealized Gain (Loss)	0.00	(2)	0.60		0.26		(1.81)		0.53
Total from Investment Operations	0.59		1.18		0.80		(1.33)		1.03
Distributions from and/or in Excess of:
Net Investment Income	(0.61)		(0.59)		(0.55)		(0.52)		(0.53)
Net Asset Value, End of Period	$8.66		$8.68		$8.09		$7.84		$9.69
Total Return(3)	7.14%		15.18	%(4)	10.36%		(14.30)%		11.49%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$13		$12		$11		$10		$11
Ratio of Expenses Before Expense Limitation	20.05%		18.85%		21.53%		19.61%		18.97%
Ratio of Expenses After Expense Limitation	0.62	%(5)	0.56	%(5)(6)	0.62	%(5)	0.62	%(5)	0.62	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		0.62	%(5)
Ratio of Net Investment Income	6.91	%(5)	6.92	%(5)(6)	6.69	%(5)	5.38	%(5)	5.26	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	68%		80%		57%		28%		54%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

September 30, 2025

Financial Highlights (cont'd)

High Yield Portfolio

(6)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Income Ratio
Class I	September 30, 2024	0.65%	6.83%
Class A	September 30, 2024	1.00	6.48
Class L	September 30, 2024	1.25	6.23
Class C	September 30, 2024	1.75	5.73
Class R6	September 30, 2024	0.62	6.86
Class IR	September 30, 2024	0.62	6.86

(7)  Amount is less than 0.005%.

(8)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

September 30, 2025

Financial Highlights

Ultra-Short Income Portfolio

	Class IR
	Year Ended September 30,
Selected Per Share Data and Ratios	2025	2024		2023	2022	2021
Net Asset Value, Beginning of Period	$10.00	$9.98		$9.97	$9.98	$9.99
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.46	0.55		0.48	0.10	0.02
Net Realized and Unrealized Gain (Loss)	(0.01)	0.02		0.01	(0.02)	(0.01)
Total from Investment Operations	0.45	0.57		0.49	0.08	0.01
Distributions from and/or in Excess of:
Net Investment Income	(0.46)	(0.55)		(0.48)	(0.09)	(0.02)
Net Asset Value, End of Period	$9.99	$10.00		$9.98	$9.97	$9.98
Total Return(2)	4.61%	5.93	%(3)	5.03%	0.79%	0.10%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$9,301,657	$5,527,625		$4,879,799	$4,945,966	$5,014,307
Ratio of Expenses Before Expense Limitation	0.30%	0.30%		0.30%	0.29%	0.30%
Ratio of Expenses After Expense Limitation	0.25%	0.25%		0.25%	0.20%	0.18%
Ratio of Net Investment Income	4.59%	5.54%		4.82%	0.96%	0.21%
Portfolio Turnover Rate	N/A(4)	N/A(4)		N/A(4)	N/A(4)	N/A(4)

	Institutional Class
	Year Ended September 30,
Selected Per Share Data and Ratios	2025		2024		2023	2022	2021
Net Asset Value, Beginning of Period	$10.00		$9.98		$9.97	$9.98	$9.99
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.45		0.55		0.47	0.08	0.02
Net Realized and Unrealized Gain (Loss)	(0.00	)(5)	0.02		0.01	(0.01)	(0.01)
Total from Investment Operations	0.45		0.57		0.48	0.07	0.01
Distributions from and/or in Excess of:
Net Investment Income	(0.46)		(0.55)		(0.47)	(0.08)	(0.02)
Net Asset Value, End of Period	$9.99		$10.00		$9.98	$9.97	$9.98
Total Return(2)	4.56%		5.88	%(3)	4.97%	0.74%	0.05%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$834,630		$979,257		$1,447,215	$2,006,592	$1,834,410
Ratio of Expenses Before Expense Limitation	0.35%		0.35%		0.35%	0.34%	0.35%
Ratio of Expenses After Expense Limitation	0.30%		0.30%		0.30%	0.25%	0.23%
Ratio of Net Investment Income	4.54%		5.50%		4.77%	0.79%	0.16%
Portfolio Turnover Rate	N/A(4)		N/A(4)		N/A(4)	N/A(4)	N/A(4)

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

September 30, 2025

Financial Highlights (cont'd)

Ultra-Short Income Portfolio

	Class A
	Year Ended September 30,
Selected Per Share Data and Ratios	2025	2024		2023	2022	2021
Net Asset Value, Beginning of Period	$9.99	$9.98		$9.97	$9.98	$9.99
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.44	0.54		0.47	0.07	0.01
Net Realized and Unrealized Gain (Loss)	0.01	0.01		0.01	0.00 (5)	(0.01)
Total from Investment Operations	0.45	0.55		0.48	0.07	(0.00	)(5)
Distributions from and/or in Excess of:
Net Investment Income	(0.45)	(0.54)		(0.47)	(0.08)	(0.01)
Net Asset Value, End of Period	$9.99	$9.99		$9.98	$9.97	$9.98
Total Return(2)	4.56%	5.69	%(3)	4.92%	0.67%	(0.03)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,049,587	$4,724,268		$4,851,003	$4,451,324	$5,973,299
Ratio of Expenses Before Expense Limitation	0.55%	0.55%		0.55%	0.54%	0.55%
Ratio of Expenses After Expense Limitation	0.40%	0.37%		0.35%	0.31%	0.32%
Ratio of Net Investment Income	4.44%	5.42%		4.72%	0.70%	0.08%
Portfolio Turnover Rate	N/A(4)	N/A(4)		N/A(4)	N/A(4)	N/A(4)

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(4)  During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.

(5)  Amount is less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

September 30, 2025

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of five separate, active, diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Trust applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each Fund's Statements of Assets and Liabilities through the date that the financial statements were issued.

Investment objectives of each fund are as follows:

Fund	Basis of Financial Statements	Fund Objective	Issued Classes
Corporate Bond Portfolio		Seeks above-average total return over a market cycle of three to five years.	I, A, L, C
Discovery Portfolio	consolidated	Seeks long-term capital growth.	I, A, L, C, R6
Global Strategist Portfolio	consolidated	Seeks above-average total return over a market cycle of three to five years.	I, A, L, C, R6
High Yield Portfolio		Seeks total return.	I, A, L, C, R6, IR
Ultra-Short Income Portfolio		Seeks current income with capital preservation while maintaining liquidity.	IR, Institutional, A

Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. On April 30, 2015, each Fund (except Ultra-Short Income) suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of each Fund (except Ultra-Short Income) may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

Certain Funds may invest up to 25% of their total assets in a wholly-owned subsidiary of a Fund organized as a company under the laws of the Cayman Islands, Discovery Cayman Portfolio, Ltd. and Global Strategist Cayman Portfolio, Ltd. (the "Subsidiary"). Discovery Cayman Portfolio, Ltd. may invest in bitcoin indirectly through cash settled futures or indirectly through investments in pooled investment vehicles and exchange-traded products that invest in bitcoin ("bitcoin ETFs"). Global Strategist Cayman Portfolio, Ltd. may invest directly or indirectly through the use of derivatives, in securities, commodities, commodity related instruments and other investments, primarily futures, swaps and notes. The Funds are the sole shareholder of the respective Subsidiaries in which they invest, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Funds and their respective Subsidiaries. All intercompany accounts and transactions of the Funds and the respective Subsidiaries have been eliminated in consolidation and all accounting policies of the respective Subsidiaries are consistent with those of the Funds. A Fund generally will not consolidate an investment in a company other than a wholly-owned or substantially wholly-owned investment company subsidiary or a controlled operating company whose business consists of providing services to a Fund. As of September 30, 2025, the following table represents the percentage of net assets of each Subsidiary.

Fund	Subsidiary	Net Asset Value (000)	% of Net Asset Value
Discovery Portfolio	Discovery Cayman Portfolio, Ltd.	$34,788	2.83%
Global Strategist Portfolio	Global Strategist Cayman Portfolio, Ltd.	13,576	2.37

Investments in the Subsidiaries are expected to provide the Funds with exposure to the commodity or bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the respective Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount

2025 Annual Report

September 30, 2025

Notes to Financial Statements (cont'd)

of each Fund's taxable income and distributions. If such changes occur, each Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect each Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) OTC swaps may be valued by an outside pricing service approved by the Trust's Board of Trustees (the "Trustees") or quotes from a reputable broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (5) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from reputable broker/dealer or valued by a pricing service/vendor; (6) PIPE investments maybe valued based on the underlying stock price less a discount until the commitment is fulfilled and shares are registered; (7) fixed income securities may be valued by an outside pricing service/vendor approved by the Trustees. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (Global Strategist Portfolio) (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (8) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or Sub-Adviser determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Each business day, the Funds use a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (9) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (10) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's

2025 Annual Report

September 30, 2025

Notes to Financial Statements (cont'd)

Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including each Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Fund's investments as of September 30, 2025:

Corporate Bond Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$127,720	$—	$127,720
Sovereign	—	306	—	306
Total Fixed Income Securities	—	128,026	—	128,026
Short-Term Investments
Investment Company	2,864	—	—	2,864
U.S. Treasury Security	—	835	—	835
Total Short-Term Investments	2,864	835	—	3,699
Futures Contracts	267	—	—	267
Total Assets	3,131	128,861	—	131,992
Liabilities:
Futures Contracts	(69)	—	—	(69)
Total	$3,062	$128,861	$—	$131,923

2025 Annual Report

September 30, 2025

Notes to Financial Statements (cont'd)

Discovery Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks	$1,123,342	$—	$—	$1,123,342
Preferred Stock
Software	—	—	37,992	37,992
Investment Company	34,775	—	—	34,775
Call Options Purchased	—	600	—	600
Short-Term Investments
Investment Company	64,358	—	—	64,358
Repurchase Agreements	—	5,133	—	5,133
Total Short-Term Investments	64,358	5,133	—	69,491
Total Assets	1,222,475	5,733	37,992	1,266,200
Liabilities:
Derivative Contract — PIPE	—	—	(5,142)	(5,142)
Total	$1,222,475	$5,733	$32,850	$1,261,058

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Preferred Stock (000)	Derivative Contract — PIPE (000)
Beginning Balance	$22,468	$—
Purchases	—	—
Sales	—	—
PIPE transactions	—	(5,142)
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	15,524	—
Realized gains (losses)	—	—
Ending Balance	$37,992	$(5,142)
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2025	$15,524	$(5,142)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2025. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of September 30, 2025:

	Fair Value at September 30, 2025 (000)	Valuation Technique	Unobservable Input	Amount		Impact to Valuation from an Increase in Input
Preferred Stock	$37,992	Discounted Cash Flow	Weighted Average Cost of Capital	14.5%		Decrease
			Perpetual Growth Rate	3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	11.9	x	Increase
			Discount for Lack of Marketability	15.0%		Decrease
PIPE	(5,142)	Market Implied	Discount for Lack of Marketability and Transaction Risk	27.50%		Decrease

2025 Annual Report

September 30, 2025

Notes to Financial Statements (cont'd)

Global Strategist Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$24,515	$—		$24,515
Asset-Backed Securities	—	5,187	—		5,187
Commercial Mortgage-Backed Securities	—	3,083	—		3,083
Corporate Bonds	—	40,063	—		40,063
Mortgages — Other	—	8,644	—		8,644
Municipal Bond	—	218	—		218
Sovereign	—	113,691	—		113,691
Supranational	—	2,325	—		2,325
U.S. Treasury Securities	—	36,348	—		36,348
Total Fixed Income Securities	—	234,074	—		234,074
Common Stocks
Aerospace & Defense	4,647	2,901	—		7,548
Air Freight & Logistics	529	333	—		862
Automobile Components	116	122	—		238
Automobiles	4,986	762	—		5,748
Banks	9,938	9,029	—		18,967
Beverages	2,120	716	—		2,836
Biotechnology	3,503	521	—		4,024
Broadline Retail	8,462	688	—		9,150
Building Products	1,049	549	—		1,598
Capital Markets	7,112	2,209	—		9,321
Chemicals	2,280	1,296	—		3,576
Commercial Services & Supplies	1,373	165	—		1,538
Communications Equipment	1,830	185	—		2,015
Construction & Engineering	570	533	—		1,103
Construction Materials	546	427	—		973
Consumer Finance	1,401	—	—		1,401
Consumer Staples Distribution & Retail	3,998	608	—		4,606
Containers & Packaging	459	12	—		471
Distributors	107	15	—		122
Diversified Consumer Services	—	32	—		32
Diversified REITs	53	112	—		165
Diversified Telecommunication Services	1,415	1,219	—		2,634
Electric Utilities	3,211	1,315	—		4,526
Electrical Equipment	1,908	1,682	—		3,590
Electronic Equipment, Instruments & Components	1,583	164	—		1,747
Energy Equipment & Services	444	25	—	†	469	†
Entertainment	3,911	159	—		4,070
Financial Services	7,542	670	—		8,212
Food Products	994	1,455	—		2,449
Gas Utilities	130	113	—		243
Ground Transportation	2,351	20	—		2,371
Health Care Equipment & Supplies	4,109	987	—		5,096
Health Care Providers & Services	3,345	196	—		3,541
Health Care REITs	612	—	—		612
Health Care Technology	160	45	—		205
Hotels, Restaurants & Leisure	4,110	841	—		4,951
Household Durables	580	27	—		607
Household Products	1,763	344	—		2,107
Independent Power & Renewable Electricity Producers	269	175	—		444
Industrial Conglomerates	771	1,063	—		1,834
Industrial REITs	378	245	—		623
Information Technology Services	3,306	90	—		3,396
Insurance	4,667	3,754	—		8,421
Interactive Media & Services	15,405	137	—		15,542
Investment Company	—	—	—	†	—	†
Life Sciences Tools & Services	1,591	300	—		1,891
Machinery	3,130	1,422	—		4,552
Marine Transportation	—	106	—		106

2025 Annual Report

September 30, 2025

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Media	$746	$166	$—		$912
Metals & Mining	2,120	1,824	—	†	3,944	†
Mortgage Real Estate Investment	45	—	—		45
Multi-Utilities	1,244	727	—		1,971
Office REITs	40	18	—		58
Oil, Gas & Consumable Fuels	7,470	2,258	—		9,728
Paper & Forest Products	—	144	—		144
Passenger Airlines	62	195	—		257
Personal Care Products	184	1,004	—		1,188
Pharmaceuticals	5,463	4,927	—		10,390
Professional Services	1,353	860	—		2,213
Real Estate Management & Development	369	422	—		791
Residential REITs	580	—	—		580
Retail REITs	505	212	—		717
Semiconductors & Semiconductor Equipment	27,356	1,903	—		29,259
Software	23,607	1,392	—		24,999
Specialized REITs	1,631	—	—		1,631
Specialty Retail	3,884	356	—		4,240
Tech Hardware, Storage & Peripherals	14,522	65	—		14,587
Textiles, Apparel & Luxury Goods	527	1,611	—		2,138
Tobacco	1,305	558	—		1,863
Trading Companies & Distributors	902	313	—		1,215
Transportation Infrastructure	—	253	—		253
Water Utilities	133	77	—		210
Wireless Telecommunication Services	478	124	—		602
Total Common Stocks	217,290	57,178	—	†	274,468	†
Rights	—	— @	—		—	@
Warrants	—	—	—	†	—	†
Short-Term Investments
U.S. Treasury Security	—	994	—		994
Investment Company	66,017	—	—		66,017
Total Short-Term Investments	66,017	994	—		67,011
Foreign Currency Forward Exchange Contracts	—	3,263	—		3,263
Futures Contracts	37	—	—		37
Total Return Swap Agreements	—	2,945	—		2,945
Total Assets	283,344	298,454	—	†	581,798	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(3,107)	—		(3,107)
Futures Contracts	(50)	—	—		(50)
Total Return Swap Agreement	—	(41)	—		(41)
Total Liabilities	(50)	(3,148)	—		(3,198)
Total	$283,294	$295,306	$—	†	$578,600	†

†  Includes one or more securities valued at zero.

@  Value is less than $500.

2025 Annual Report

September 30, 2025

Notes to Financial Statements (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock (000)		Warrants (000)
Beginning Balance	$—	†	$—
Purchases	—		—
Sales	—		—
Transfers in	—		—	†
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		—
Realized gains (losses)	—		—
Ending Balance	$—	†	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2025	$—		$—

†  Includes one or more securities valued at zero.

High Yield Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$55,432	$—	†	$55,432	†
Senior Loan Interests	—	2,043	—		2,043
Total Fixed Income Securities	—	57,475	—	†	57,475	†
Common Stocks
Automobile Components	—	—	—	†	—	†
Diversified REITs	—	7	—		7
Machinery	—	—	15		15
Semiconductors & Semiconductor Equipment	—	34	—		34
Total Common Stocks	—	41	15	†	56	†
Short-Term Investment
Investment Company	767	—	—		767
Total Assets	$767	$57,516	$15	†	$58,298	†

†  Includes one or more securities valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fixed Income (000)		Common Stock (000)
Beginning Balance	$—	†	$83	†
Purchases	—		—
Sales	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		(68)
Realized gains (losses)	—		—
Ending Balance	$—	†	$15	†
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2025	$—		$(68)

†  Includes one or more securities valued at zero.

2025 Annual Report

September 30, 2025

Notes to Financial Statements (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2025:

	Fair Value at September 30, 2025 (000)	Valuation Technique	Unobservable Input	Amount		Impact to Valuation from an Increase in Input
Common Stock	$15	Market Comparable Companies	Enterprise Value/ Revenue	0.3	x	Increase
			Discount for Lack of Marketability	30.0%		Decrease

Ultra-Short Income Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$986,305	$—	$986,305
Commercial Paper	—	3,839,312	—	3,839,312
Corporate Bonds	—	2,292,303	—	2,292,303
Floating Rate Notes	—	4,807,941	—	4,807,941
Repurchase Agreements	—	3,006,000	—	3,006,000
Sovereign	—	42,002	—	42,002
Total Assets	$—	$14,973,863	$—	$14,973,863

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: Certain Funds may enter into repurchase agreements under which a Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

Ultra-Short Income Portfolio may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian for investment companies advised by the Fund's Adviser. Ultra-Short Income Portfolio will participate on a pro rata basis with the other investment companies in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Repurchase agreements are subject to Master Repurchase Agreements which are agreements between the Fund and its counterparties that typically include provisions which provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statements of Assets and Liabilities are not net settlement amounts but gross. As indicated on the Portfolio of Investments, the cash or securities to be repurchased exceeds the repurchase price to be paid under the repurchase agreement reducing the net settlement amount to zero.

2025 Annual Report

September 30, 2025

Notes to Financial Statements (cont'd)

4.  Foreign Currency Translation and Foreign Investments: The books and records of each Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the investments and other assets and liabilities of certain funds are presented at the prevailing rates of exchange and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statements of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments by U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, each Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: Certain Funds may, but are not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Funds' holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

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September 30, 2025

Notes to Financial Statements (cont'd)

These derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Funds to liquidate portfolio positions when it may not be advantageous to do so to satisfy their obligations or may cause the Funds to be more volatile than if the Funds had not been leveraged. Although the Adviser and/or Sub-Adviser seek to use derivatives to further the Funds' investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Funds used during the period and their associated risks:

Options: With respect to options, a Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If a Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by a Fund. A Fund may purchase and/or sell put and call options. Purchasing call options tends to increase a Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease a Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, a Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statements of Assets and Liabilities. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments. As the buyer of a call option, a Fund pays the premium to the option writer and has the right to purchase the underlying security from the option writer at the exercise price. If the market price of the underlying security rises above the exercise price, a Fund could exercise the option and acquire the underlying security at a below-market price, which could result in a gain to a Fund, minus the premium paid. As the buyer of a put option, a Fund pays the premium to the option writer and has the right to sell the underlying security to the option writer at the exercise price. If the market price of the underlying security declines below the exercise price, a Fund could exercise the option and sell the underlying security at an above-market price, which could result in a gain to a Fund, minus the premium paid. Premiums paid for purchasing options which expired are treated as realized losses. When options are purchased OTC, a Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and a Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Foreign Currency Forward Exchange Contracts: In connection with their investments in foreign securities, certain Funds also entered into contracts with banks and brokers/dealers to purchase or sell foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which a Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into

2025 Annual Report

September 30, 2025

Notes to Financial Statements (cont'd)

such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by a Fund as unrealized gain or loss. A Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin) and are recorded as unrealized gains or losses by a Fund. Gains (losses) are realized upon the expiration or closing of the futures contract. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

Private Investment in Public Equity: Certain Funds may acquire equity securities of an issuer that are issued through a private investment in public equity transaction, including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the trust's securities. A Fund's PIPE investment represents an unfunded subscription agreement in a private investment in public equity.

At September 30, 2025, a Fund's derivative contract PIPE position is reflected as a Derivative Contract — PIPE in the Portfolio of Investments.

Swaps: Certain Funds may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). A Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, a Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by a Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the counterparty or clearing-house based on changes in the value of the contract or variation margin, respectively. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and U.S. Commodities Futures Trading Commission ("CFTC") approval of contracts for central clearing and exchange trading.

Certain Funds may enter into total return swaps in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include, but not be limited to, a

2025 Annual Report

September 30, 2025

Notes to Financial Statements (cont'd)

specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain long or short exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swaps may effectively add leverage to a Fund's portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty.

Certain Funds may enter into interest rate swaps which is an agreement between two parties to exchange their respective commitments to pay or receive interest. Interest rate swaps are generally entered into on a net basis. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of market loss with respect to interest rate swaps is typically limited to the net amount of interest payments that a Fund is contractually obligated to make.

When a Fund has an unrealized loss on an OTC swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statements of Assets and Liabilities.

Upfront payments paid or received by a Fund will be reflected as an asset or liability, respectively, in the Statements of Assets and Liabilities. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. For OTC swaps, once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swap agreement in the Statements Operations, in addition to any realized gains (loss) recorded upon the termination of swap agreements.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on a Fund's financial position and results of operations.

The following tables set forth the fair value of each Fund's derivative contracts by primary risk exposure as of September 30, 2025:

Fund Derivative	Asset Derivatives Statements of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Corporate Bond Portfolio
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	$267	(a)
Discovery Portfolio
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	600	(c)
Global Strategist Portfolio
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	3,263
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	3	(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	34	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Equity Risk	2,945
Total			$6,245

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statements of Assets and Liabilities only reflect the current day's net variation margin.

(c) Amounts are included in Investments in Securities in the Statements of Assets and Liabilities.

2025 Annual Report

September 30, 2025

Notes to Financial Statements (cont'd)

Fund Derivative	Liability Derivatives Statements of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Corporate Bond Portfolio
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	$(69	)(a)
Discovery Portfolio
PIPE	Unrealized Depreciation on Derivative Contract — PIPE	Equity Risk	(5,142)
Global Strategist Portfolio
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	(3,107)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	(1	)(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(49	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Equity Risk	(41)
Total			$(3,198)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statements of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure each Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the year ended September 30, 2025 in accordance with ASC 815:

Fund Derivative	Primary Risk Exposure	Realized Gain (Loss) (000)
Corporate Bond Portfolio
Future Contracts	Interest Rate Risk	$(1,087)
Discovery Portfolio
Investments (Purchased Options)	Currency Risk	(2,802	)(a)
Global Strategist Portfolio
Foreign Currency Forward Exchange Contracts	Currency Risk	225
Future Contracts	Commodity Risk	(274)
Future Contracts	Equity Risk	(586)
Future Contracts	Interest Rate Risk	(805)
Swap Agreements	Equity Risk	19,652
Swap Agreements	Interest Rate Risk	(5,995)
Investments (Purchased Options)	Currency Risk	222	(a)
Total		$12,439

(a) Amounts are included in Realized Gain (Loss) on Investments Sold in the Statements of Operations.

Fund Derivative	Primary Risk Exposure	Change in Unrealized Appreciation (Depreciation) (000)
Corporate Bond Portfolio
Future Contracts	Interest Rate Risk	$186
Discovery Portfolio
Investments (Purchased Options)	Currency Risk	(3,707	)(a)
Derivative Contracts — PIPE	Equity Risk	(5,142)
Total		$(8,849)

2025 Annual Report

September 30, 2025

Notes to Financial Statements (cont'd)

Fund Derivative	Primary Risk Exposure	Change in Unrealized Appreciation (Depreciation) (000)
Global Strategist Portfolio
Foreign Currency Forward Exchange Contracts	Currency Risk	$(378)
Future Contracts	Commodity Risk	18
Futures Contracts	Equity Risk	685
Future Contracts	Interest Rate Risk	(50)
Swap Agreements	Equity Risk	(1,243)
Swap Agreements	Interest Rate Risk	(363)
Total		$(1,331)

(a) Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Statements of Operations.

At September 30, 2025, each Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statements of Assets and Liabilities
Fund Derivative(a)	Assets (000)(b)		Liabilities (000)(b)
Discovery Portfolio
Purchased Options	$600	(c)	$—
Derivative Contracts — PIPE	—		(5,142	)(d)
Total	$600		$(5,142)
Global Strategist Portfolio
Foreign Currency Forward Exchange Contracts	3,263		(3,107)
Swap Agreements	2,945		(41)
Total	$6,208		$(3,148)

(a) Excludes exchange-traded derivatives.

(b) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.

(c) Amounts are included in Investments in Securities in the Statements of Assets and Liabilities.

(d) Assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.

A Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, a Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between a Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event a Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of a Fund's net liability may be delayed or denied.

2025 Annual Report

September 30, 2025

Notes to Financial Statements (cont'd)

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of September 30, 2025:

Discovery Portfolio

Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statements of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received(b) (000)	Net Amount (not less than $0) (000)
Goldman Sachs & Co. LLC	$102	$—	$(102)	$0
JPMorgan Chase Bank NA	20	—	(20)	0
Standard Chartered Bank	478	—	(478)	0
Total	$600	$—	$(600)	$0

(a) Amounts are included in Investments in Securities in the Statements of Assets and Liabilities.

(b) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

Global Strategist Portfolio

Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statements of Assets and Liabilities (000)		Financial Instrument (000)		Collateral Received(a) (000)	Net Amount (not less than $0) (000)
Bank of America NA	$377		$	(— @)	$(336)	$41
Barclays Bank PLC	426			(261)	(165)	0
BNP Paribas SA	977			—	(977)	0
Citibank NA	6			(3)	—	3
Deutsche Bank AG	26			(3)	—	23
Goldman Sachs International	4,373			(2,405)	(1,810)	158
JPMorgan Chase Bank NA	18			(18)	—	0
Standard Chartered Bank	—	@		—	—	— @
UBS AG	5			(5)	—	0
Total	$6,208			$(2,695)	$(3,288)	$225
Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statements of Assets and Liabilities (000)		Financial Instrument (000)		Collateral Pledged(a) (000)	Net Amount (not less than $0) (000)
Bank of America NA	$—	@	$	(— @)	$—	$0
Barclays Bank PLC	261			(261)	—	0
BNP Paribas SA	31			—	—	31
Citibank NA	3			(3)	—	0
Deutsche Bank AG	3			(3)	—	0
Goldman Sachs International	2,624			(2,405)	(219)	0
JPMorgan Chase Bank NA	89			(18)	—	71
Royal Bank of Canada	27			—	—	27
UBS AG	110			(5)	—	105
Total	$3,148			$(2,695)	$(219)	$234

@ Value is less than $500.

(a) In some instances, the actual collateral received or pledged may be more than the amount shown here due to overcollateralization.

2025 Annual Report

September 30, 2025

Notes to Financial Statements (cont'd)

For the year ended September 30, 2025, the approximate average monthly amount outstanding for each derivative type is as follows:

	Corporate Bond Portfolio (000)	Discovery Portfolio (000)	Global Strategist Portfolio (000)
Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$—	$—	$213,570
Futures Contracts:
Average monthly notional value	$51,332	$—	$139,785
Purchased Options:
Average monthly notional amount	—	1,181,946	—
Swap Agreements:
Average monthly notional amount	$—	$—	$16,972,355
Derivative Contracts — PIPE:
Average monthly notional amount	$—	$22,616	$—

6.  Restricted Securities: Certain Funds invest in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and a Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, a Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that a Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. A Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

7.  When-Issued/Delayed Delivery Securities: Certain Funds purchase and sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to a Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When a Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to a Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

8.  Securities Lending: Certain Funds may lend securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Funds' Statements of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due,

2025 Annual Report

September 30, 2025

Notes to Financial Statements (cont'd)

and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

A Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of September 30, 2025:

Gross Amount Not Offset in the Statements of Assets and Liabilities
Fund	Gross Asset Amount Presented in the Statements of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
Corporate Bond Portfolio	$1,262	(a)	$—	$(1,262	)(b)(c)	$0
Discovery Portfolio	23,923	(a)	—	(23,923	)(c)(d)	0

(a) Represents market value of loaned securities at year end.

(b) The Fund received cash collateral of approximately $1,292,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

(d) The Fund received cash collateral of approximately $25,159,000,which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of September 30, 2025:

Remaining Contractual Maturity of the Agreements
Fund	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Corporate Bond Portfolio
Securities Lending Transactions
Corporate Bonds	$1,292	$—	$—	$—	$1,292
Total Borrowings	$1,292	$—	$—	$—	$1,292
Gross amount of recognized liabilities for securities lending transactions					$1,292
Discovery Portfolio
Securities Lending Transactions
Common Stocks	$25,159	$—	$—	$—	$25,159
Total Borrowings	$25,159	$—	$—	$—	$25,159
Gross amount of recognized liabilities for securities lending transactions					$25,159

9.  Indemnifications: The Trust enters into contracts that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

10.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly (Ultra-Short Income Portfolio), declared and paid monthly (Corporate Bond Portfolio and High Yield Portfolio) and annually (Discovery Portfolio and Global Strategist Portfolio). Net realized capital gains, if any, are distributed at least annually.

11.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific

2025 Annual Report

September 30, 2025

Notes to Financial Statements (cont'd)

identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Funds are informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds are based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Certain Funds owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

12.  Segment Reporting: During the year ended September 30, 2025, the Funds adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, ("ASU 2023-07"), which requires incremental disclosures related to a public entity's reportable segments. Each Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Financial Statements. In connection with the adoption of ASU 2023-07, the Funds' President has been designated as the Trust's Chief Operating Decision Maker ("CODM"), who is responsible for assessing the performance of each Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in each Fund's Financial Statements.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides each Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets.

The Adviser has agreed to reduce its advisory fees and/or reimburse each Fund so that total annual operating expenses excluding certain investments related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed the maximum expense ratios. The following table represents the annual advisory fee rates, the equivalent annual effective rates (net of waiver and/or rebate) and the maximum expense ratios at September 30, 2025.

			Maximum Expense Ratios
Fund	Advisory Fee Rates	Equivalent Annual Effective Rates	Class I	Class A	Class L	Class C	Class R6	Class IR	Institutional Class
Corporate Bond Portfolio	0.375%	0.28%	0.65%	1.00%	1.47%	1.75%	—%	—%	—%
Discovery Portfolio	0.50	0.49	0.80	1.15	1.65	1.90	0.73	—	—
Global Strategist Portfolio	0.45	0.43	0.74	1.09	1.59	1.84	0.71	—	—
High Yield Portfolio	0.60	0.00	0.65	1.00	1.25	1.75	0.62	0.62	—
Ultra-Short Income Portfolio	0.20	0.15	—	0.40	—	—	—	0.25	0.30

The fee waivers and/or expense reimbursements will continue for at least one year from the date of each Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the year ended September 30, 2025, the Funds had advisory fees waived and/or certain other expenses reimbursed as follows:

Fund	Advisory Fees Waived and/or Reimbursed (000)	Other expenses were reimbursed by the Adviser (000)
Corporate Bond Portfolio	$113	$234
Global Strategist Portfolio	—	19
High Yield Portfolio	369	124
Ultra-Short Income Portfolio	6,306	60

2025 Annual Report

September 30, 2025

Notes to Financial Statements (cont'd)

The Adviser provides investment advisory services to each Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the respective Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the respective Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from each Subsidiary.

The Adviser has entered into Sub-Advisory Agreements with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser, subject to the control and supervision of the Funds, its Officers, Trustees and the Adviser, and in accordance with the investment objectives, policies and restrictions of the Funds, make certain day-to-day investment decisions for certain Funds and place certain of the Funds' purchase and sales orders. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Funds which receive these services.

The Adviser made a payment to the Discovery Portfolio of $7,872,812 related to a class action suit involving the Fund's past holdings which is included in "Payment from the Adviser" in the Statements of Operations.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of each Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Trust.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund share pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares (Corporate Bond, Discovery, Global Strategist, High Yield and Ultra-Short Income Portfolios) and Institutional Class (Ultra-Short Income Portfolio) pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, each Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares and 0.05% attributable to the Institutional Class shares. The Distributor has agreed to waive the 12b-1 fees on Class A shares of Corporate Bond and Ultra-Short Income Portfolios to the extent they exceed 0.15% of the average daily net assets of such shares on an annualized basis. For the year ended September 30, 2025, this waiver amounted to approximately $11,000 and $5,045,000, respectively.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, each Fund (except Ultra-Short Income Portfolio) pays the Distributor a distribution fee and a shareholder services fee, accrued daily and paid monthly of each Fund's average daily net assets attributable to Class L shares as follows:

Fund	Distribution Fee Ratio	Shareholder Services Fee Ratio
Corporate Bond Portfolio	0.25%	0.25%
Discovery Portfolio	0.50	0.25
Global Strategist Portfolio	0.50	0.25
High Yield Portfolio	0.25	0.25

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, each Fund (except Ultra-Short Income Portfolio) pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, 0.25% of each Fund's average daily net assets attributable to Class C shares.

The Distributor, Adviser and Administrator may also waive the shareholder services fees, advisory fees, administration fees and/or reimburse expenses to enable Ultra-Short Income Portfolio to maintain a minimum level of daily net investment income. This arrangement had no effect for the year ended September 30, 2025. The Distributor, Adviser and Administrator may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

2025 Annual Report

September 30, 2025

Notes to Financial Statements (cont'd)

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution- related and/or shareholder support services to investors who purchase Class A, Class L, Class C and Institutional Class shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Trust pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to each Fund.

Morgan Stanley Services Company Inc. serves as Co-Transfer Agent and provides certain transfer agency services to Ultra-Short Income Portfolio with respect to certain direct transactions with the Fund.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to each Fund (except Ultra-Short Income Portfolio) pursuant to a Co-Transfer Agency Services Agreement. At September 30, 2025, the following Funds had co-transfer agency fees and expenses incurred to EVM, which is included in "Transfer Agency Fees" in the Statements of Operations.

Fund	Value (000)
Corporate Bond Portfolio	$15
Discovery Portfolio (consolidated)	10
Global Strategist Portfolio (consolidated)	5
High Yield Portfolio	2

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly by each Fund based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: During the year ended September 30, 2025, purchases and sales of investment securities excluding short-term investments for each Fund were as follows:

	Purchases		Sales
Fund	Government (000)	Non-Government (000)	Government (000)	Non-Government (000)
Corporate Bond Portfolio	$—	$158,729,704	$—	$147,813,019
Discovery Portfolio	18,723,432	951,846,880	540,458	1,107,045,804
Global Strategist Portfolio	297,285,965	168,697,962	303,481,912	226,196,611
High Yield Portfolio	—	39,891,363	—	47,293,633

Certain Funds invest in the Institutional Class of portfolios within the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. A summary of the Funds' transactions in shares of the Liquidity Funds during the year ended September 30, 2025 were as follows:

Investments in the Liquidity Funds — Government Portfolio(1) and Treasury Securities Portfolio(2) — Institutional Class

Fund	Value September 30, 2024 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value September 30, 2025 (000)
Corporate Bond Portfolio(1)	$4,885	$55,130	$57,151	$80	$—	$—	$2,864
Discovery Portfolio(2)	16,433	536,987	489,062	1,307	—	—	64,358
Global Strategist Portfolio(1)	102,364	287,026	323,373	3,363	—	—	66,017
High Yield Portfolio(1)	1,092	42,196	42,521	92	—	—	767

2025 Annual Report

September 30, 2025

Notes to Financial Statements (cont'd)

Investment advisory fees paid by the Funds are reduced by an amount equal to their pro-rata share of the advisory and administrations fees paid by the Funds due to its investment in the Liquidity Funds ("Rebate"). For the year ended September 30, 2025, advisory fees paid were reduced for each Fund as follows:

Fund	Rebate Value (000)
Corporate Bond Portfolio	$6
Discovery Portfolio	59
Global Strategist Portfolio	111
High Yield Portfolio	3

The Corporate Bond Portfolio invests in Calvert Ultra-Short Investment Grade ETF, a management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Calvert Ultra-Short Investment Grade ETF. For the year ended September 30, 2025, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Calvert Ultra-Short Investment Grade ETF.

The Corporate Bond Portfolio invests in Eaton Vance Ultra-Short Income ETF, a management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Eaton Vance Ultra-Short Income ETF. For the year ended September 30, 2025, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Eaton Vance Ultra-Short Income ETF.

The Corporate Bond Portfolio invests in Eaton Vance Floating-Rate ETF, a management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Eaton Vance Floating-Rate ETF. For the year ended September 30, 2025, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Eaton Vance Floating-Rate ETF.

A summary of the Fund's transactions in shares of affiliated investments during the year ended September 30, 2025 is as follows:

Fund	Value September 30, 2024 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value September 30, 2025 (000)
Corporate Bond Portfolio
Calvert Ultra-Short Investment Grade ETF	$583	$—	$582	$14	$1	$(2)	$—
Eaton Vance Floating-Rate ETF	—	1,261	1,221	24	(40)	—	—
Eaton Vance Ultra-Short Income ETF	1,062	—	1,063	24	5	(4)	—
Total	$1,645	$1,261	$2,866	$62	$(34)	$(6)	$—

For the year ended September 30, 2025, the following Fund incurred brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Fund	Value (000)
Discovery Portfolio	$33

Certain Funds are permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 under the Act, which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Funds' Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.

For the year ended September 30, 2025, the Discovery Portfolio engaged in cross-trade purchases of approximately $3,215,000 and sales of approximately $0, which resulted in no net realized gains or losses.

2025 Annual Report

September 30, 2025

Notes to Financial Statements (cont'd)

Certain Funds have an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Funds who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended September 30, 2025, included in "Trustees' Fees and Expenses" in the Statements of Operations and accrued pension liability, which is reflected as "Payable for Trustees' Fees and Expenses" in the Statements of Assets and Liabilities were as follows:

Fund	Trustees Fees and Expenses (000)	Payable for Trustees' Fees and Expenses (000)
Corporate Bond Portfolio	$2	$35
Discovery Portfolio	2	34
Global Strategist Portfolio	2	34

Each Trustee receives an annual retainer fee for serving as a Trustee of the Morgan Stanley Funds. The aggregate compensation paid to each Trustee is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Trust has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Funds.

H. Federal Income Taxes: It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

As a result of several court cases in certain countries across the European Union (EU), certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims is reflected as other income and any interest recognized is reflected in the Statements of Operations, and any related receivable, if any, is reflected as European Union tax reclaims in the Statements of Assets and Liabilities. Any fees associated with these filings are reflected in professional fees in the Statements of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal year exceed foreign withholding taxes paid by the Fund, and the Fund previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder's income tax return, the Fund may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund's shareholders.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statements of Operations. The Funds file tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2025 remains subject to examination by taxing authorities.

2025 Annual Report

September 30, 2025

Notes to Financial Statements (cont'd)

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2025 and 2024 was as follows:

	2025 Distributions Paid From:		2024 Distributions Paid From:
Fund	Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
Corporate Bond Portfolio	$6,123	$—	$6,208	$—
Discovery Portfolio	—	—	—	—
High Yield Portfolio	4,328	—	7,328	—
Ultra-Short Income Portfolio	602,104	—	624,332	—
Global Strategist Portfolio	13,775	—	—	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

For the year ended September 30, 2025, the Funds listed below recorded permanent reclassifications primarily related to a net operating loss (Discovery Portfolio) and tax adjustments related to the Subsidiary (Discovery Portfolio and Global Strategist Portfolio).

Fund	Total Distributable Earnings/ (Accumulated Loss) (000)	Paid-in Capital (000)
Discovery Portfolio	$3,307	$(3,307)
Global Strategist Portfolio	3,156	(3,156)

At September 30, 2025, the components of distributable earnings for each Fund on a tax basis were as follows:

Fund	Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
Corporate Bond Portfolio	$616	$—
Discovery Portfolio	—	—
Global Strategist Portfolio	30,483	—
High Yield Portfolio	449	—
Ultra-Short Income Portfolio	4,330	—

At September 30, 2025, the following Funds had available for federal income tax purposes unused short-term and/or long-term capital losses that do not have an expiration date:

Fund	Short-term Losses (No Expiration) (000)	Long-term Losses (No Expiration) (000)
Corporate Bond Portfolio	$7,842	$19,842
Discovery Portfolio	511,228	840,005
High Yield Portfolio	1,586	31,831
Ultra-Short Income Portfolio	61,328	—

2025 Annual Report

September 30, 2025

Notes to Financial Statements (cont'd)

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Funds for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended September 30, 2025, the following Funds utilized capital loss carryforwards for U.S. federal income tax purposes of approximately:

Fund	Capital Loss Carryforward Utilized (000)
Discovery Portfolio	$200,092
High Yield Portfolio	466
Ultra-Short Income Portfolio	1,199

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Funds' next taxable year. For the year ended September 30, 2025, the Fund listed below intends to defer to October 1, 2025 for U.S. federal income tax purposes the following losses:

Fund	Qualified Late Year Ordinary Losses (000)	Post- October Capital Losses (000)
Discovery Portfolio	$4,929	$—

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the year ended September 30, 2025, the Funds did not have any borrowings under the Facility.

J. Other: At September 30, 2025, certain Funds had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Funds. These Funds and the aggregate percentage of such owners were as follows:

Fund	Percent of Ownership
Corporate Bond Portfolio	59.6%
Discovery Portfolio	64.2
Global Strategist Portfolio	89.9
High Yield Portfolio	77.0
Ultra-Short Income Portfolio	80.0

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: Certain Funds may have exposure to cryptocurrencies indirectly through cash settled futures bitcoin exposure or indirectly through bitcoin ETFs. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrencies is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by bitcoin ETFs (and a Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the bitcoin ETFs investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile and subject to sharp declines. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists

2025 Annual Report

September 30, 2025

Notes to Financial Statements (cont'd)

primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The Bitcoin ETF exposure could result in substantial losses to the Funds.

Special Purpose Acquisition Companies: Certain Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is typically a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. A Fund may acquire an interest in a SPAC in an IPO or a secondary market transaction.

Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may negatively affect a Fund's performance. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity's management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which a Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Other risks of investing in SPACs include that a significant portion of the monies raised by the SPAC may be expended during the search for a target transaction; an attractive transaction may not be identified at all (or any requisite approvals may not be obtained) and the SPAC may dissolve and be required to return any remaining monies to shareholders, causing a Fund to incur the opportunity cost of missed investment opportunities the Funds otherwise could have benefited from; a transaction once identified or effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by a Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; and an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC. In addition, a SPAC target company may have limited operating experience, a smaller size, limited product lines, markets, distribution channels and financial and managerial resources. Investing in the securities of smaller companies involves greater risk, and portfolio price volatility.

Private Investment in Public Equity: Certain Funds may acquire equity securities of an issuer that are issued through a PIPE transaction, including on a when-issued basis. A Fund will generally earmark an amount of cash or high quality securities equal (on a daily mark to market basis) to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, including through a SPAC, typically at a discount to the market price of the trust's securities. There is a risk that if the market price of the securities drops below a set threshold, the trust may have to issue additional stock at a significantly reduced price, which may dilute the value of a Fund's investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and a Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

Market: The value of an investment in each Fund is based on the values of each Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or

2025 Annual Report

September 30, 2025

Notes to Financial Statements (cont'd)

otherwise affect the global economy and financial markets. Securities in each Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, the threat or actual imposition of tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of each Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of each Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Funds, which may impair the ability of the Funds to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

2025 Annual Report

September 30, 2025

Report of Independent Registered Public Accounting Firm

To the Shareholders of Corporate Bond Portfolio, Discovery Portfolio, Global Strategist Portfolio, High Yield Portfolio and Ultra-Short Income Portfolio and the Board of Trustees of Morgan Stanley Institutional Fund Trust

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of assets and liabilities of Discovery Portfolio and Global Strategist Portfolio, including the consolidated portfolios of investments, as of September 30, 2025, and the related consolidated statements of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the " consolidated financial statements"). We have also audited the accompanying statements of assets and liabilities of Corporate Bond Portfolio, High Yield Portfolio and Ultra-Short Income Portfolio (collectively, together with Discovery Portfolio and Global Strategist Portfolio, referred to as the "Funds"), (five of the funds constituting Morgan Stanley Institutional Fund Trust (the "Trust")), including the portfolios of investments, as of September 30, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively, together with the consolidated financial statements, referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position, or consolidated financial position, of each of the Funds (five of the funds constituting Morgan Stanley Institutional Fund Trust) at September 30, 2025, the results, or consolidated results, of their operations for the year then ended, the changes, or consolidated changes, in their net assets for each of the two years in the period then ended and their financial highlights, or consolidated financial highlights, for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on each of the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
November 25, 2025

2025 Annual Report

September 30, 2025

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Funds. (The Adviser, Sub-Adviser (to the extent applicable) and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Funds. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Funds and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Funds

The Board reviewed the performance, fees and expenses of the Funds compared to their peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Funds. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2024, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel.

Performance

The Board noted that the performance of the Corporate Bond Portfolio was better than its peer group averages for the one-, three- and five-year periods.

The Board noted that the performance of the Discovery Portfolio was better than its peer group averages for the one- and five-year periods, but below its peer group average for the three-year period.

The Board noted that the performance of the Global Strategist Portfolio was below its peer group averages for the one-, three- and five-year periods.

The Board noted that the performance of the High Yield Portfolio was better than its peer group averages for the one- and three-year periods, but below its peer group average for the five-year period.

The Board noted that the performance of the Ultra-Short Income Portfolio was better than its peer group averages for the three- and five-year periods, but below its peer group average for the one-year period.

Performance Conclusions

With respect to the Corporate Bond Portfolio, Discovery Portfolio, High Yield Portfolio and Ultra-Short Income Portfolio, after discussion, the Board concluded that each Portfolio's performance was competitive with its respective peer group averages.

With respect to the Global Strategist Portfolio, after discussion, the Board concluded that the Portfolio's performance was acceptable.

2025 Annual Report

September 30, 2025

Investment Advisory Agreement Approval (unaudited) (cont'd)

Fees and Expenses

The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for the Funds relative to comparable funds and/or other accounts advised by the Adviser and/or compared to their peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Funds' total expense ratios. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps.

The Board noted that for the Corporate Bond Portfolio, the actual management was lower than its peer group average, contractual management fee was higher than but close to its peer group average, and the total expense ratio was higher than its peer group average.

The Board noted that for the Discovery Portfolio and Global Strategist Portfolio, the management fee and total expense ratio were lower than their respective peer group averages.

The Board noted that for the High Yield Portfolio, the contractual management fee was higher than but close to its peer group average, and the actual management fee and the total expense ratio were lower than its peer group averages.

The Board noted that for the Ultra Short Income Portfolio, the management fee was higher than but close to its peer group averages and the total expense ratio was lower than its peer group average.

Fees and Expenses Conclusion

With respect to the Corporate Bond Portfolio, the Board concluded that the (i) management fee was competitive with its peer group average; and (ii) total expense ratio was acceptable.

With respect to the Discovery Portfolio, Global Strategist Portfolio, High Yield Portfolio, and Ultra-Short Income Portfolio, the Board concluded that the management fees and total expense ratios were competitive with their respective peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Funds and how that relates to the Funds' total expense ratios and particularly the Funds' management fee rates (none of which include breakpoints). In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Funds and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of each Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Funds and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Funds and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Funds and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Funds and the Adviser,

2025 Annual Report

September 30, 2025

Investment Advisory Agreement Approval (unaudited) (cont'd)

including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Funds' operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Funds to continue their relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Funds' Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Funds' business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of each Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

2025 Annual Report

September 30, 2025

Federal Tax Notice (unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions paid by Global Strategist Portfolio during its taxable year ended September 30, 2025. For corporate shareholders 14.55% of the dividends qualified for the dividends received deduction.

For federal income tax purposes, the following information is furnished with respect to Global Strategist Portfolio's earnings for its taxable year ended September 30, 2025. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of approximately $4,355,000 as taxable at this lower rate.

In January, the Funds provide tax information to shareholders for the preceding calendar year.

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Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

MSIFT-NCSR 9.30.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This information is disclosed as part of the Financial Statements and Additional Information under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics For Principal Executive and Senior financial Officers - Not applicable (please see Item 2).

(a)(2)(i)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not applicable

(a)(3)	Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act are attached

(a)(4)	A written solicitation to purchase securities under Rule 23c-1 under the 1940 Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – Not applicable

(a)(5)	Change in the registrant’s independent public accountant – Not applicable

(b)	A certification by the registrant’s principal executive officer and principal financial officer, required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act, and Section 1350 of Chapter 63 of Title 18 of the United States Code is attached

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund Trust

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	November 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer

Date:	November 26, 2025

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	November 26, 2025